UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – April 30, 2011

Item 1: Reports to Shareholders

Vanguard STAR® Fund
Semiannual Report

April 30, 2011

> For the six months ended April 30, 2011, Vanguard STAR Fund returned 10.28%.

> The fund’s return was slightly ahead of that of its composite benchmark index and slightly behind the average return of a composite of peer-group funds.

> Each of STAR’s 11 underlying funds posted positive returns, with stocks outperforming bonds and U.S. stocks outperforming international equities.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	15
Trustees Approve Advisory Arrangement.	17
Glossary.	18

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended April 30, 2011
Total
Returns
Vanguard STAR Fund	10.28%
STAR Composite Index	10.00
STAR Composite Average	10.77

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, and 12.5% Citigroup Three-Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones U.S. Total Stock Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1-5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1-5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1-5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

STAR Composite Average: 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1-5 year investment-grade funds average, and 12.5% international funds average through September 30, 2010; and 43.75% general equity funds average, 25% fixed income funds average, 12.5% 1-5 year investment-grade funds average, and 18.75% international funds average thereafter. Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
October 31, 2010 , Through April 30, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard STAR Fund	$18.76	$20.35	$0.268	$0.048

1

Chairman’s Letter

Dear Shareholder,

Vanguard STAR Fund returned 10.28% for the six months ended April 30, 2011. Each of the underlying Vanguard funds that make up the STAR Fund made a positive contribution to STAR’s overall performance. The fund’s return was slightly higher than the 10.00% return of its benchmark index but lagged the 10.77% average return of peer-group funds. (These yardsticks are composites weighted to approximate STAR’s asset allocation.)

As a “fund of funds,” STAR invests in 11 actively managed Vanguard funds that encompass a wide range of investing styles and market capitalizations. The eight underlying funds provide exposure to both growth and value stocks in the domestic and international stock markets, while three fixed income funds provide meaningful exposure to the U.S. bond market.

Strong returns around the globe
The headlines were dominated by political upheaval, natural and nuclear disaster, and economic distress, but global stock markets produced outstanding returns for the six months ended April 30. The broad U.S. stock market returned more than 17%. Although rising food and gasoline prices put pressure on consumer budgets, corporate earnings growth remained strong and the pace of new job creation bounced back from extremely depressed levels.

2

For U.S.-based investors, international stock markets produced a lower but still robust six-month return of 12.44% in U.S. dollars. Almost half of this return reflected exchange-rate gains produced largely by strength in the euro and currencies in emerging economies.

As the economy found its footing, rates edged higher
Rising longer-term interest rates put pressure on bond prices, which led to modest bond market returns for the six-month period. The broad taxable U.S. bond market returned about 0%. The broad municipal market returned –1.68%. The rise in rates reflected both confidence that the economic recovery would prove self-sustaining and thus nudge rates higher, and concern that higher rates would be necessary to provide some protection from inflation. Even so, inflation expectations remained subdued, as measured by the difference between the yields of inflation-protected and nominal U.S. Treasury bonds.

The return on short-term money market instruments such as the 3-month U.S. Treasury bill remained near 0%, consistent with the Federal Reserve Board’s target for short-term rates.

Stock investments powered the STAR Fund’s return
U.S. and international stocks rose substantially during the six months ended April 30, and Vanguard STAR Fund’s equity funds made the most of this propitious climate, posting double-digit gains. The equity funds represented about two-thirds

Market Barometer

			Total Returns
		Periods Ended April 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	17.12%	18.02%	3.30%
Russell 2000 Index (Small-caps)	23.73	22.20	3.89
Dow Jones U.S. Total Stock Market Index	17.28	18.40	3.65
MSCI All Country World Index ex USA (International)	12.44	19.73	3.55

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	0.02%	5.36%	6.33%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	-1.68	2.20	4.52
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	2.02

CPI
Consumer Price Index	2.83%	3.16%	2.22%

3

of STAR’s assets during the period. STAR’s balanced investment approach also includes bonds, both for the income they produce and for their potential to dampen a portfolio’s volatility.

Among STAR’s domestic equity funds, returns ranged from about 15% for Vanguard PRIMECAP Fund, which focuses on large- and mid-capitalization stocks with above-average growth potential, to almost 25% for Vanguard Explorer™ Fund, which was powered by its selections of small-company growth stocks in information technology and health care. The fund advisors’ selections of information technology and financial stocks also played a big role in the returns posted by STAR’s two value-oriented funds, Windsor™ (about 18%) and Windsor II (about 17%).

Approximately 20% of STAR’s assets were invested in two international stock funds, split about evenly between Vanguard International Value Fund and Vanguard International Growth Fund. These funds returned about 10% and about 14%, respectively.

On the fixed income side, STAR saw its bond funds earn positive, if lackluster, returns, reflecting the period’s difficult bond market. Vanguard Short-Term Investment-Grade Bond Fund returned 0.79%, a bit better than the broad bond market’s flat return, while Vanguard Long-Term Investment-Grade Bond Fund returned 1.00%. In between, in terms of average maturity, Vanguard GNMA Fund, which invests in mortgage-backed securities, posted a return of 1.27%.

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
STAR Fund	0.34%	1.20%

The acquired fund fees and expenses—drawn from the prospectus dated February 28, 2011—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2011, the annualized acquired fund fees and expenses were 0.35%.

The peer group is the STAR Composite Average, derived by weighting the average expense ratios of the following mutual fund groups: general equity funds (43.75%), fixed income funds (25%), 1–5 year investment-grade funds (12.5%), and international funds (18.75%). Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2010.

4

Focus on future goals, not the current market
For some time now, the stock market—in the United States and abroad—has been recovering from the turmoil created by the financial crisis. Its performance over the last six months has been impressive. Of course, we can’t be sure what the future holds, but we know that the market will continue to experience ups and downs.

The best way to tune out the distractions caused by these unpredictable but inevitable fluctuations is to focus on the drivers of long-term investment success that are within your control. Maintain an allocation to stock, bond, and money market funds consistent with your goals and tolerance for market gyrations; pay attention to costs; and strive to make contributions to your investment program that are commensurate with your eventual needs.

Vanguard STAR Fund, with its 11 underlying funds managed by time-tested advisors, and its broad diversification both among and between asset classes, can play an important role in a well-balanced portfolio that may help you reach your goals. And the fund’s low expenses will enable you to keep more of the return on your investment.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 11, 2011

Underlying Funds: Allocations and Returns
Six Months Ended April 30, 2011
	Percentage of
Vanguard Fund	STAR Fund Assets	Total Returns
Vanguard Windsor II Fund Investor Shares	14.3%	16.90%
Vanguard Long-Term Investment-Grade Fund Investor Shares	12.4	1.00
Vanguard GNMA Fund Investor Shares	12.3	1.27
Vanguard Short-Term Investment-Grade Fund Investor Shares	12.2	0.79
Vanguard International Growth Fund Investor Shares	9.5	13.63
Vanguard International Value Fund	9.5	10.39
Vanguard Windsor Fund Investor Shares	7.7	17.56
Vanguard Morgan Growth Fund Investor Shares	6.1	17.71
Vanguard PRIMECAP Fund Investor Shares	6.1	15.20
Vanguard U.S. Growth Fund Investor Shares	6.1	17.18
Vanguard Explorer Fund Investor Shares	3.8	24.78
Combined	100.0%	10.28%

5

STAR Fund

Fund Profile
As of April 30, 2011

Total Fund Characteristics
Ticker Symbol	VGSTX
30-Day SEC Yield	2.18%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Vanguard Funds
Vanguard Windsor II Fund Investor Shares	14.3%
Vanguard Long-Term Investment-Grade
Fund Investor Shares	12.4
Vanguard GNMA Fund Investor Shares	12.3
Vanguard Short-Term Investment-Grade
Fund Investor Shares	12.2
Vanguard International Growth Fund
Investor Shares	9.5
Vanguard International Value Fund	9.5
Vanguard Windsor Fund Investor Shares	7.7
Vanguard Morgan Growth Fund Investor
Shares	6.1
Vanguard PRIMECAP Fund Investor
Shares	6.1
Vanguard U.S. Growth Fund Investor
Shares	6.1
Vanguard Explorer Fund Investor Shares	3.8

Total Fund Volatility Measures
		DJ
	STAR	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.96
Beta	1.03	0.68

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 28, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2011, the annualized acquired fund fees and expenses were 0.35%.

6

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000, Through April 30, 2011

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, and 12.5% Citigroup Three-Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones U.S. Total Stock Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1-5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1-5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1-5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended April 30, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
STAR Fund	3/29/1985	11.49%	4.48%	2.92%	2.93%	5.85%

See Financial Highlights for dividend and capital gains information.

7

STAR Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.1%)
Vanguard Windsor II Fund Investor Shares	75,076,285	2,118,653
Vanguard Windsor Fund Investor Shares	77,938,298	1,144,134
Vanguard Morgan Growth Fund Investor Shares	46,041,521	908,860
Vanguard PRIMECAP Fund Investor Shares	12,686,372	908,725
Vanguard U.S. Growth Fund Investor Shares	45,359,674	907,193
Vanguard Explorer Fund Investor Shares	6,902,134	567,839
		6,555,404
International Stock Funds (19.0%)
Vanguard International Growth Fund Investor Shares	66,948,507	1,417,300
Vanguard International Value Fund	41,055,321	1,416,408
		2,833,708
Bond Funds (24.7%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	195,739,238	1,845,821
Vanguard GNMA Fund Investor Shares	168,499,148	1,826,531
		3,672,352
Short-Term Bond Fund (12.2%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	167,998,725	1,811,026
Total Investment Companies (Cost $11,148,750)		14,872,490
Other Assets and Liabilities (0.0%)
Other Assets		26,532
Liabilities		(25,378)
		1,154
Net Assets (100%)
Applicable to 730,881,685 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		14,873,644
Net Asset Value Per Share		$20.35

8

STAR Fund

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	11,457,115
Undistributed Net Investment Income	69,266
Accumulated Net Realized Losses	(376,477)
Unrealized Appreciation (Depreciation)	3,723,740
Net Assets	14,873,644

See Note A in Notes to Financial Statements.
See accompanying Notes, which are an integral part of the Financial Statements.

9

STAR Fund

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Income Distributions Received	193,249
Net Investment Income—Note B	193,249
Realized Net Gain (Loss)
Capital Gain Distributions Received	52,018
Investment Securities Sold	27,872
Realized Net Gain (Loss)	79,890
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,110,412
Net Increase (Decrease) in Net Assets Resulting from Operations	1,383,551

See accompanying Notes, which are an integral part of the Financial Statements.

10

STAR Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	193,249	308,798
Realized Net Gain (Loss)	79,890	(107,695)
Change in Unrealized Appreciation (Depreciation)	1,110,412	1,411,009
Net Increase (Decrease) in Net Assets Resulting from Operations	1,383,551	1,612,112
Distributions
Net Investment Income	(192,491)	(308,874)
Realized Capital Gain[1]	(34,477)	(7,840)
Total Distributions	(226,968)	(316,714)
Capital Share Transactions
Issued	767,479	1,228,007
Issued in Lieu of Cash Distributions	218,668	305,898
Redeemed	(789,697)	(1,384,905)
Net Increase (Decrease) from Capital Share Transactions	196,450	149,000
Total Increase (Decrease)	1,353,033	1,444,398
Net Assets
Beginning of Period	13,520,611	12,076,213
End of Period[2]	14,873,644	13,520,611

1 Includes fiscal 2011 and 2010 short-term gain distributions totaling $34,477,000 and $7,840,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $69,266,000 and $68,508,000.

See accompanying Notes, which are an integral part of the Financial Statements.

11

STAR Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$18.76	$16.96	$15.33	$22.80	$21.04	$19.14
Investment Operations
Net Investment Income	.268	.429	.516	.600	.626	.533
Capital Gain Distributions Received	.072	.024	.142	.967	.669	.378
Net Realized and Unrealized Gain (Loss)
on Investments	1.566	1.788	2.150	(7.578)	1.392	1.554
Total from Investment Operations	1.906	2.241	2.808	(6.011)	2.687	2.465
Distributions
Dividends from Net Investment Income	(.268)	(.430)	(.552)	(.634)	(.600)	(.510)
Distributions from Realized Capital Gains	(.048)	(.011)	(.626)	(.825)	(.327)	(.055)
Total Distributions	(.316)	(.441)	(1.178)	(1.459)	(.927)	(.565)
Net Asset Value, End of Period	$20.35	$18.76	$16.96	$15.33	$22.80	$21.04

Total Return[1]	10.28%	13.42%	19.74%	-27.94%	13.14%	13.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,874	$13,521	$12,076	$10,428	$15,210	$13,522
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.35%	0.34%	0.37%	0.32%	0.32%	0.35%
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.40%	3.35%	3.00%	2.85%	2.64%
Portfolio Turnover Rate	12%	22%	21%	24%	8%	9%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

12

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

13

STAR Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $426,531,000 to offset future net capital gains of $299,655,000 through October 31, 2017, and $126,876,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. Capital gain distributions paid during the six months ended April 30, 2011, were from short-term gain distributions received from Vanguard GNMA Fund and Vanguard PRIMECAP Fund.

At April 30, 2011, the cost of investment securities for tax purposes was $11,148,750,000. Net unrealized appreciation of investment securities for tax purposes was $3,723,740,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2011, the fund purchased $1,086,267,000 of investment securities and sold $859,400,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
	Shares	Shares
	(000)	(000)
Issued	39,622	68,807
Issued in Lieu of Cash Distributions	11,485	17,517
Redeemed	(40,751)	(77,866)
Net Increase (Decrease) in Shares Outstanding	10,356	8,458

G. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

14

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

15

Six Months Ended April 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	10/31/2010	4/30/2011	Period
Based on Actual Fund Return	$1,000.00	$1,102.76	$1.82
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.06	1.76

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The STAR Fund’s annualized expense figure for the period is 0.35%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

16

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the limited purpose of investing the fund’s cash in futures. The board determined that continuing the fund’s limited-purpose investment management arrangement with Vanguard was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the limited-purpose investment management services provided to the fund since 2009, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the arrangement.

Investment performance
The board considered the fund’s performance since 2009, including its performance compared with that of its relevant benchmark and peer group. The board concluded that Vanguard has performed its cash management duties in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average. Information about the fund’s acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that Vanguard’s low-cost arrangement with the STAR Fund and its underlying funds ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

17

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

18

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q562 062011

Vanguard LifeStrategy® Funds
Semiannual Report

April 30, 2011

Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund

> For the six months ended April 30, 2011, returns for the Vanguard LifeStrategy Funds ranged from almost 4% for the Income Fund to more than 13% for the Growth Fund.

> U.S. equities outperformed their international counterparts for the period, while stocks significantly outpaced bonds.

> Returns for the five underlying Vanguard funds represented in the LifeStrategy portfolios ranged from about 0% for the Total Bond Market II Index Fund to almost 18% for the Total Stock Market Index Fund.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
LifeStrategy Income Fund.	8
LifeStrategy Conservative Growth Fund.	17
LifeStrategy Moderate Growth Fund.	26
LifeStrategy Growth Fund.	34
About Your Fund’s Expenses.	43
Glossary.	45

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended April 30, 2011
Total
Returns
Vanguard LifeStrategy Income Fund	3.91%
Income Composite Index	3.50
Income Composite Average	4.46
Vanguard LifeStrategy Conservative Growth Fund	7.06%
Conservative Growth Composite Index	6.67
Conservative Growth Composite Average	7.48
Vanguard LifeStrategy Moderate Growth Fund	10.21%
Moderate Growth Composite Index	9.69
Moderate Growth Composite Average	10.91
Vanguard LifeStrategy Growth Fund	13.55%
Growth Composite Index	12.97
Growth Composite Average	14.06

Total returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the MSCI US Broad Market Index; for international stocks, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Float Adjusted Index; and for short-term investments, the Barclays Capital U.S. 1–3 Year Credit Index.

Each average is a blended composite that weights the return of the comparable mutual funds average for each asset class in proportion to the target weighting of the appropriate LifeStrategy Fund. All average returns for funds are derived from data provided by Lipper Inc. The Income Composite Average is weighted 60% fixed income funds average, 20% money market funds average, 14% general equity funds average, and 6% international funds average. The Conservative Growth Composite Average is weighted 40% fixed income funds average, 28% general equity funds average, 20% money market funds average, and 12% international funds average. The Moderate Growth Composite Average is weighted 42% general equity funds average, 40% fixed income funds average, and 18% international funds average. The Growth Composite Average is weighted 56% general equity funds average, 24% international funds average, and 20% fixed income funds average.

1

Chairman’s Letter

Dear Shareholder,

Global stock markets continued to post impressive gains for the six months ended April 30, 2011. U.S. stocks fared better than international stocks, but both posted double-digit returns. The U.S. bond market was essentially flat for the period. In this investment environment, the four Vanguard LifeStrategy Funds performed as we might expect: The funds more heavily invested in stocks outperformed those with a heavier tilt toward bonds.

Despite turbulence in the bond market, the stock market’s strong performance helped all four LifeStrategy Funds post gains, ranging from about 4% for Vanguard LifeStrategy Income Fund to more than 13% for Vanguard LifeStrategy Growth Fund. Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Conservative Growth Fund fell in between, with returns of about 10% and 7%, respectively.

Vanguard Asset Allocation Fund represented about 20% of assets for each of the LifeStrategy Funds. The fund—which may vary its mix of assets in stocks, bonds, and cash—returned more than 12% for the six months, outperforming its benchmark by almost 4 percentage points and boosting results for all four LifeStrategy Funds.

2

The Asset Allocation Fund previously accounted for about 25% of each fund’s assets. At the end of 2010, when we increased the funds’ exposure to international stocks, we reduced their holdings in the U.S.focused Asset Allocation Fund.

On April 30, the yields of the two more incomeoriented LifeStrategy Funds, the Conservative Growth Fund and the Income Fund, were 2.25% and 2.54%, respectively. Both funds had yields of 2.30% six months ago.

Strong returns around the globe
The headlines were dominated by political upheaval, natural and nuclear disaster, and economic distress, but global stock markets produced outstanding returns for the six months ended April 30. The broad U.S. stock market returned more than 17%. Although rising food and gasoline prices put pressure on consumer budgets, corporate earnings growth remained strong and the pace of new job creation bounced back from extremely depressed levels.

For U.S.based investors, international stock markets produced a smaller but still robust sixmonth return of 12.44% in U.S. dollars. Almost half of this return reflected exchangerate gains produced largely by strength in the euro and currencies in emerging economies.

Market Barometer

		Total Returns
		Periods Ended April 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	17.12%	18.02%	3.30%
Russell 2000 Index (Small-caps)	23.73	22.20	3.89
Dow Jones U.S. Total Stock Market Index	17.28	18.40	3.65
MSCI All Country World Index ex USA (International)	12.44	19.73	3.55

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	0.02%	5.36%	6.33%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	-1.68	2.20	4.52
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	2.02

CPI
Consumer Price Index	2.83%	3.16%	2.22%

3

As the economy found its footing, rates edged higher
Rising longerterm interest rates put pressure on bond prices, which led to modest bond market returns for the sixmonth period. The broad taxable U.S. bond market returned about 0%. The broad municipal market returned –1.68%. The rise in rates reflected both confidence that the economic recovery would prove selfsustaining and thus nudge rates higher, and anxiety that higher rates would be necessary to provide some protection from inflation. Even so, inflation expectations remained subdued, as measured by the difference between the yields of inflationprotected and nominal U.S. Treasury bonds.

The return on shortterm money market instruments such as the 3month U.S. Treasury bill remained near 0%, consistent with the Federal Reserve Board’s target for shortterm rates.

A strong stock market powered the funds’ returns
The LifeStrategy Funds are a series of broadly diversified, lowcost “funds of funds” that can provide a complete portfolio in a single fund. The four funds have different allocations to domestic and international stocks, bonds, and shortterm reserves and target different levels of risk. Four underlying Vanguard funds are included in each of the four LifeStrategy Fund portfolios: Vanguard Total Stock

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
LifeStrategy Income Fund	0.18%	0.93%
LifeStrategy Conservative Growth Fund	0.19	1.01
LifeStrategy Moderate Growth Fund	0.19	1.20
LifeStrategy Growth Fund	0.20	1.28

 The fund expense figures shown—drawn from the prospectus dated February 28, 2011—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Funds invest. The LifeStrategy Funds do not charge any expenses or fees of their own. For the six months ended April 30, 2011, the annualized acquired fund fees and expenses were 0.18% for the LifeStrategy Income Fund, 0.20% for the LifeStrategy Conservative Growth Fund, 0.19% for the LifeStrategy Moderate Growth Fund, and 0.21% for the LifeStrategy Growth Fund.

Peer groups are the composites listed on page 1. Their expense figures are derived by applying the appropriate allocations to average expense ratios of these mutual fund peer groups: fixed income funds, general equity funds, international funds, and money market funds. Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2010.

4

Market Index Fund, Vanguard Total International Stock Index Fund, Vanguard Total Bond Market II Index Fund, and the Asset Allocation Fund. A fifth underlying fund, Vanguard ShortTerm InvestmentGrade Fund, also makes up part of the LifeStrategy Income and LifeStrategy Conservative Growth Funds.

Given that stocks significantly outperformed bonds during the sixmonth period, it’s no surprise that the Growth Fund and the Moderate Growth Fund—which held about 86% and 66% of their assets, respectively, in stocks at the end of the period—outperformed their more conservative counterparts. The Conservative Growth Fund, whose equity holdings represented about 46% of assets at the end of the period, was the next in line with gains of about 7%. The Income Fund held only about 27% in equities as of the end of the period, but still managed to post a gain of almost 4%.

Of the underlying funds, the Total Stock Market Index Fund was the top performer for the period, returning about 18%, followed by the Asset Allocation Fund at about 13%, the Total International Stock Index Fund at about 12%, the ShortTerm InvestmentGrade Fund at about 1%, and the Total Bond Market II Index Fund at about 0%. (All returns are for Investor Shares.)

For most of the six months, the actively managed Asset Allocation Fund was invested 80% in stocks and 20% in bonds. Toward the end of the period, the advisor shifted to an allocation of 90% stocks and 10% bonds.

The Asset Allocation Fund’s heavier tilt toward stocks helped it to outpace its benchmark, which maintains a consistent allocation of 65% stocks, as represented by the S&P 500 Index, and 35% bonds, as represented by the Barclays Capital U.S. Long Treasury Bond Index. The fund’s performance helped all four LifeStrategy Funds outperform their benchmarks, which are composite indexes that reflect the funds’ target allocations.

Volatility is inevitable, so focus on the future
While the stock market turned in impressive results for the most recent sixmonth period, the bond market’s performance was flat. As investors, we’ve come to expect periods like this—when one asset class does better than another—as well as times when both stocks and bonds perform exceptionally well, quite poorly, or somewhere in between. The financial markets are unpredictable, and we can never be sure what they’ll do next.

5

class does better than another—as well as times when both stocks and bonds perform exceptionally well, quite poorly, or somewhere in between. The financial markets are unpredictable, and we can never be sure what they’ll do next.

At Vanguard, we believe that the best way to deal with the market’s shortterm volatility is to look beyond it and, instead, focus on the long term. We counsel investors to create an investment plan that includes a mix of stock, bond, and money market funds that is appropriate for their goals and risk tolerance—and to stick with that plan regardless of market conditions.

Each of Vanguard’s LifeStrategy Funds, which offer a variety of asset mixes and low expenses, can provide a wellbalanced portfolio on its own. With options ranging from conservative to much more aggressive, you can pick the fund that is best suited to your needs.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 10, 2011

6

Your Fund’s Performance at a Glance
October 31, 2010 , Through April 30, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard LifeStrategy Income Fund	$14.15	$14.47	$0.192	$0.034
Vanguard LifeStrategy Conservative Growth
Fund	$16.20	$17.10	$0.210	$0.024
Vanguard LifeStrategy Moderate Growth Fund	$19.22	$20.85	$0.282	$0.030
Vanguard LifeStrategy Growth Fund	$21.28	$23.83	$0.299	$0.009

Target and Actual Asset Allocations
Percentages as of April 30, 2011
		Stocks		Bonds	Short-Term Reserves
	Target	Actual	Target	Actual	Target	Actual
LifeStrategy Income Fund	22.5%	26.9%	57.5%	53.0%	20.0%	20.1%
LifeStrategy Conservative	42.5%	46.3%	37.5%	33.0%	20.0%	20.7%
Growth Fund
LifeStrategy Moderate Growth	62.5%	66.4%	37.5%	33.6%	0.0%	0.0%
Fund
LifeStrategy Growth Fund	82.5%	86.2%	17.5%	13.8%	0.0%	0.0%

Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equaled 6.7%, 12.5%, 18.5%, and 24.5% of assets, respectively.

7

LifeStrategy Income Fund

Fund Profile
As of April 30, 2011

Total Fund Characteristics
Ticker Symbol	VASIX
30-Day SEC Yield	2.54%
Acquired Fund Fees and Expenses[1]	0.18%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	51.0%
Vanguard Asset Allocation Fund Investor
Shares	20.3
Vanguard Short-Term Investment-Grade
Fund Investor Shares	20.1
Vanguard Total International Stock Index
Fund Investor Shares	6.7
Vanguard Total Stock Market Index Fund
Investor Shares	1.9

Total Fund Volatility Measures
		Barclays
	Income	Aggregate
	Composite	Bond
	Index	Index
R-Squared	0.98	0.37
Beta	1.18	1.07

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 28, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Income Fund invests. The LifeStrategy Income Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2011, the annualized acquired fund fees and expenses were 0.18%.

8

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000, Through April 30, 2011

Income Composite Index: Weighted 60% Barclays Capital U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Citigroup Three-Month Treasury Bill Index through August 31, 2003; 60% Barclays Capital U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Barclays Capital U.S. 1–3 Year Credit Bond Index through April 22, 2005; 60% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, 20% MSCI US Broad Market Index, and 20% Barclays Capital U.S. 1–3 Year Credit Bond Index through December 15, 2010; and 60% Barclays Capital U.S. Aggregate Float Adjusted Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended April 30, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Income Fund	9/30/1994	8.11%	4.85%	3.82%	1.19%	5.01%

See Financial Highlights for dividend and capital gains information.

9

LifeStrategy Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (1.9%)
Vanguard Total Stock Market Index Fund Investor Shares	1,337,197	46,040

International Stock Fund (6.7%)
Vanguard Total International Stock Index Fund Investor Shares	9,506,325	162,368
Balanced Fund (20.3%)
Vanguard Asset Allocation Fund Investor Shares	18,549,370	490,445

Bond Fund (50.9%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	116,407,826	1,229,267

Short-Term Bond Fund (20.1%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	44,996,469	485,062
Total Investment Companies (Cost $2,188,402)		2,413,182
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.179% (Cost $2,056)	2,056,311	2,056
Total Investments (100.0%) (Cost $2,190,458)		2,415,238
Other Assets and Liabilities (0.0%)
Other Assets		8,069
Liabilities		(9,170)
		(1,101)
Net Assets (100%)
Applicable to 166,850,909 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,414,137
Net Asset Value Per Share		$14.47

10

LifeStrategy Income Fund

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	2,183,479
Undistributed Net Investment Income	4,659
Accumulated Net Realized Gains	1,219
Unrealized Appreciation (Depreciation)	224,780
Net Assets	2,414,137

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

11

LifeStrategy Income Fund

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Income Distributions Received	30,975
Net Investment Income—Note B	30,975
Realized Net Gain (Loss)
Capital Gain Distributions Received	9,482
Investment Securities Sold	28,449
Realized Net Gain (Loss)	37,931
Change in Unrealized Appreciation (Depreciation) of Investment Securities	21,103
Net Increase (Decrease) in Net Assets Resulting from Operations	90,009

See accompanying Notes, which are an integral part of the Financial Statements.

12

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,975	57,632
Realized Net Gain (Loss)	37,931	502
Change in Unrealized Appreciation (Depreciation)	21,103	138,741
Net Increase (Decrease) in Net Assets Resulting from Operations	90,009	196,875
Distributions
Net Investment Income	(31,163)	(57,384)
Realized Capital Gain[1]	(5,458)	—
Total Distributions	(36,621)	(57,384)
Capital Share Transactions
Issued	327,345	634,215
Issued in Lieu of Cash Distributions	34,464	53,652
Redeemed	(252,066)	(360,822)
Net Increase (Decrease) from Capital Share Transactions	109,743	327,045
Total Increase (Decrease)	163,131	466,536
Net Assets
Beginning of Period	2,251,006	1,784,470
End of Period[2]	2,414,137	2,251,006

1 Includes fiscal 2011 short-term gain distributions totaling $5,458,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $4,659,000 and $4,847,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

LifeStrategy Income Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$14.15	$13.20	$12.13	$14.44	$13.97	$13.38
Investment Operations
Net Investment Income	.190	.388	.440	.555	.570	.530
Capital Gain Distributions Received	.057	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.299	.954	1.081	(2.266)	.538	.580
Total from Investment Operations	.546	1.342	1.521	(1.711)	1.108	1.110
Distributions
Dividends from Net Investment Income	(.192)	(.392)	(.451)	(.570)	(.570)	(.520)
Distributions from Realized Capital Gains	(.034)	—	—	(.029)	(.068)	—
Total Distributions	(.226)	(.392)	(.451)	(.599)	(.638)	(.520)
Net Asset Value, End of Period	$14.47	$14.15	$13.20	$12.13	$14.44	$13.97

Total Return[1]	3.91%	10.32%	12.83%	-12.29%	8.14%	8.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,414	$2,251	$1,784	$1,642	$1,885	$1,666
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.18%	0.18%	0.23%	0.22%	0.24%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.61%	2.89%	3.55%	4.00%	4.07%	3.85%
Portfolio Turnover Rate	15%	9%	27%[2]	22%	8%	14%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

14

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

15

LifeStrategy Income Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $30,136,000 to offset future net capital gains of $7,531,000 through October 31, 2016, and $22,605,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. Capital gain distributions paid during the six months ended April 30, 2011, are from short-term gain distributions received from Vanguard Total Bond Market II Index Fund.

At April 30, 2011, the cost of investment securities for tax purposes was $2,190,458,000. Net unrealized appreciation of investment securities for tax purposes was $224,780,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2011, the fund purchased $391,454,000 of investment securities and sold $262,738,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
	Shares	Shares
	(000)	(000)
Issued	23,102	46,489
Issued in Lieu of Cash Distributions	2,448	3,943
Redeemed	(17,809)	(26,475)
Net Increase (Decrease) in Shares Outstanding	7,741	23,957

G. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

16

LifeStrategy Conservative Growth Fund

Fund Profile
As of April 30, 2011

Total Fund Characteristics
Ticker Symbol	VSCGX
30-Day SEC Yield	2.25%
Acquired Fund Fees and Expenses[1]	0.19%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	31.0%
Vanguard Short-Term Investment-Grade
Fund Investor Shares	20.7
Vanguard Asset Allocation Fund Investor
Shares	20.2
Vanguard Total Stock Market Index Fund
Investor Shares	15.6
Vanguard Total International Stock Index
Fund Investor Shares	12.5

Total Fund Volatility Measures
	Conservative	DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.94
Beta	1.13	0.50

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 28, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Conservative Growth Fund invests. The LifeStrategy Conservative Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2011, the annualized acquired fund fees and expenses were 0.20%.

17

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000, Through April 30, 2011

Conservative Growth Composite Index: Weighted 40% Barclays Capital U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Citigroup Three-Month Treasury Bill Index, and 5% MSCI EAFE Index through August 31, 2003; 40% Barclays Capital U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through April 22, 2005; 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, 35% MSCI US Broad Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through December 15, 2010; and 40% Barclays Capital U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 12% MSCI ACWI ex USA IMI Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended April 30, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Conservative
Growth Fund	9/30/1994	10.40%	4.42%	3.28%	1.83%	5.11%

See Financial Highlights for dividend and capital gains information.

18

LifeStrategy Conservative Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (15.6%)
Vanguard Total Stock Market Index Fund Investor Shares	31,228,515	1,075,198

International Stock Fund (12.5%)
Vanguard Total International Stock Index Fund Investor Shares	50,437,728	861,476

Balanced Fund (20.2%)
Vanguard Asset Allocation Fund Investor Shares	52,496,611	1,388,010

Bond Fund (31.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	202,141,685	2,134,616

Short-Term Bond Fund (20.7%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	132,459,875	1,427,918
Total Investment Companies (Cost $5,842,481)		6,887,218
Other Assets and Liabilities (0.0%)
Other Assets		31,970
Liabilities		(30,994)
		976
Net Assets (100%)
Applicable to 402,815,815 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		6,888,194
Net Asset Value Per Share		$17.10

19

LifeStrategy Conservative Growth Fund

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	5,938,001
Undistributed Net Investment Income	9,634
Accumulated Net Realized Losses	(104,178)
Unrealized Appreciation (Depreciation)	1,044,737
Net Assets	6,888,194

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
See accompanying Notes, which are an integral part of the Financial Statements.

20

LifeStrategy Conservative Growth Fund

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Income Distributions Received	82,729
Net Investment Income—Note B	82,729
Realized Net Gain (Loss)
Capital Gain Distributions Received	18,698
Investment Securities Sold	15,307
Realized Net Gain (Loss)	34,005
Change in Unrealized Appreciation (Depreciation) of Investment Securities	334,646
Net Increase (Decrease) in Net Assets Resulting from Operations	451,380

See accompanying Notes, which are an integral part of the Financial Statements.

21

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82,729	154,564
Realized Net Gain (Loss)	34,005	1,136
Change in Unrealized Appreciation (Depreciation)	334,646	523,512
Net Increase (Decrease) in Net Assets Resulting from Operations	451,380	679,212
Distributions
Net Investment Income	(82,863)	(154,835)
Realized Capital Gain[1]	(9,424)	—
Total Distributions	(92,287)	(154,835)
Capital Share Transactions
Issued	732,105	1,168,235
Issued in Lieu of Cash Distributions	89,634	150,155
Redeemed	(608,472)	(1,013,845)
Net Increase (Decrease) from Capital Share Transactions	213,267	304,545
Total Increase (Decrease)	572,360	828,922
Net Assets
Beginning of Period	6,315,834	5,486,912
End of Period[2]	6,888,194	6,315,834

1 Includes fiscal 2011 short-term gain distributions totaling $9,424,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $9,634,000 and $9,768,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

LifeStrategy Conservative Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.20	$14.81	$13.46	$17.61	$16.43	$15.24
Investment Operations
Net Investment Income	.209	.406	.439	.568	.580	.500
Capital Gain Distributions Received	.047	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.878	1.392	1.359	(4.116)	1.170	1.180
Total from Investment Operations	1.134	1.798	1.798	(3.548)	1.750	1.680
Distributions
Dividends from Net Investment Income	(.210)	(.408)	(.448)	(.592)	(.570)	(.490)
Distributions from Realized Capital Gains	(.024)	—	—	(.010)	—	—
Total Distributions	(.234)	(.408)	(.448)	(.602)	(.570)	(.490)
Net Asset Value, End of Period	$17.10	$16.20	$14.81	$13.46	$17.61	$16.43

Total Return[1]	7.06%	12.30%	13.72%	-20.71%	10.84%	11.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,888	$6,316	$5,487	$4,843	$7,044	$5,326
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.20%	0.19%	0.24%	0.22%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.35%	2.63%	3.23%	3.52%	3.40%	3.21%
Portfolio Turnover Rate	19%	15%	29%[2]	22%	10%	4%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

23

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

24

LifeStrategy Conservative Growth Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $128,619,000 to offset future net capital gains of $58,575,000 through October 31, 2016, $69,127,000 through October 31, 2017, and $917,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. Capital gain distributions paid during the six months ended April 30, 2011, are from short-term gain distributions received from Vanguard Total Bond Market II Index Fund.

At April 30, 2011, the cost of investment securities for tax purposes was $5,842,481,000. Net unrealized appreciation of investment securities for tax purposes was $1,044,737,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2011, the fund purchased $1,158,238,000 of investment securities and sold $927,105,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
	Shares	Shares
	(000)	(000)
Issued	44,223	75,603
Issued in Lieu of Cash Distributions	5,448	9,717
Redeemed	(36,829)	(65,788)
Net Increase (Decrease) in Shares Outstanding	12,842	19,532

G. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

25

LifeStrategy Moderate Growth Fund

Fund Profile
As of April 30, 2011

Total Fund Characteristics
Ticker Symbol	VSMGX
30-Day SEC Yield	2.00%
Acquired Fund Fees and Expenses[1]	0.19%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	31.6%
Vanguard Total Stock Market Index Fund
Investor Shares	29.8
Vanguard Asset Allocation Fund Investor
Shares	20.1
Vanguard Total International Stock Index
Fund Investor Shares	18.5

Total Fund Volatility Measures
	Moderate	DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.97
Beta	1.09	0.68

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 28, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Moderate Growth Fund invests. The LifeStrategy Moderate Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2011, the annualized acquired fund fees and expenses were 0.19%.

26

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000, Through April 30, 2011

Moderate Growth Composite Index: Weighted 50% Dow Jones U.S. Total Stock Market Index, 40% Barclays Capital U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, and 10% MSCI EAFE Index through December 15, 2010; and 42% MSCI US Broad Market Index, 40% Barclays Capital U.S. Aggregate Float Adjusted Index, and 18% MSCI ACWI ex USA IMI Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended April 30, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Moderate
Growth Fund	9/30/1994	13.02%	4.03%	2.79%	2.43%	5.22%

See Financial Highlights for dividend and capital gains information.

27

LifeStrategy Moderate Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (29.8%)
Vanguard Total Stock Market Index Fund Investor Shares	77,302,935	2,661,540

International Stock Fund (18.5%)
Vanguard Total International Stock Index Fund Investor Shares	96,488,893	1,648,030
Balanced Fund (20.1%)
Vanguard Asset Allocation Fund Investor Shares	67,721,119	1,790,546

Bond Fund (31.6%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	266,667,871	2,816,013

Total Investment Companies (Cost $6,955,521)		8,916,129
Other Assets and Liabilities (0.0%)
Other Assets		36,949
Liabilities		(34,013)
		2,936
Net Assets (100%)
Applicable to 427,807,751 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,919,065
Net Asset Value Per Share		$20.85

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	7,039,301
Undistributed Net Investment Income	36,990
Accumulated Net Realized Losses	(117,834)
Unrealized Appreciation (Depreciation)	1,960,608
Net Assets	8,919,065

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
See accompanying Notes, which are an integral part of the Financial Statements.

28

LifeStrategy Moderate Growth Fund

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Income Distributions Received	100,669
Net Investment Income—Note B	100,669
Realized Net Gain (Loss)
Capital Gain Distributions Received	17,139
Investment Securities Sold	82,486
Realized Net Gain (Loss)	99,625
Change in Unrealized Appreciation (Depreciation) of Investment Securities	624,768
Net Increase (Decrease) in Net Assets Resulting from Operations	825,062

See accompanying Notes, which are an integral part of the Financial Statements.

29

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	100,669	187,165
Realized Net Gain (Loss)	99,625	(10,517)
Change in Unrealized Appreciation (Depreciation)	624,768	866,656
Net Increase (Decrease) in Net Assets Resulting from Operations	825,062	1,043,304
Distributions
Net Investment Income	(119,235)	(174,437)
Realized Capital Gain[1]	(12,685)	—
Total Distributions	(131,920)	(174,437)
Capital Share Transactions
Issued	812,067	1,137,142
Issued in Lieu of Cash Distributions	129,506	171,558
Redeemed	(765,061)	(1,754,214)
Net Increase (Decrease) from Capital Share Transactions	176,512	(445,514)
Total Increase (Decrease)	869,654	423,353
Net Assets
Beginning of Period	8,049,411	7,626,058
End of Period[2]	8,919,065	8,049,411

1 Includes fiscal 2011 short-term gain distributions totaling $12,685,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $36,990,000 and $55,556,000.

See accompanying Notes, which are an integral part of the Financial Statements.

30

LifeStrategy Moderate Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$19.22	$17.16	$15.56	$22.21	$20.09	$18.09
Investment Operations
Net Investment Income	.235	.431	.450	.607	.580	.510
Capital Gain Distributions Received	.040	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.667	2.023	1.632	(6.606)	2.100	1.990
Total from Investment Operations	1.942	2.454	2.082	(5.999)	2.680	2.500
Distributions
Dividends from Net Investment Income	(.282)	(.394)	(.482)	(.627)	(.560)	(.500)
Distributions from Realized Capital Gains	(.030)	—	—	(.024)	—	—
Total Distributions	(.312)	(.394)	(.482)	(.651)	(.560)	(.500)
Net Asset Value, End of Period	$20.85	$19.22	$17.16	$15.56	$22.21	$20.09

Total Return[1]	10.21%	14.50%	13.82%	-27.69%	13.55%	14.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,919	$8,049	$7,626	$7,408	$11,272	$9,463
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.19%	0.19%	0.23%	0.22%	0.23%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.11%	2.37%	2.89%	2.98%	2.81%	2.70%
Portfolio Turnover Rate	20%	17%	25%[2]	18%	7%	8%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

31

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

32

LifeStrategy Moderate Growth Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $204,585,000 to offset future net capital gains of $45,187,000 through October 31, 2016, $146,638,000 through October 31, 2017, and $12,760,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. Capital gain distributions paid during the six months ended April 30, 2011, are from short-term gain distributions received from Vanguard Total Bond Market II Index Fund.

At April 30, 2011, the cost of investment securities for tax purposes was $6,955,521,000. Net unrealized appreciation of investment securities for tax purposes was $1,960,608,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2011, the fund purchased $1,439,018,000 of investment securities and sold $1,272,470,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
	Shares	Shares
	(000)	(000)
Issued	40,846	62,942
Issued in Lieu of Cash Distributions	6,631	9,670
Redeemed	(38,564)	(98,056)
Net Increase (Decrease) in Shares Outstanding	8,913	(25,444)

G. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

33

LifeStrategy Growth Fund

Fund Profile
As of April 30, 2011

Total Fund Characteristics
Ticker Symbol	VASGX
30-Day SEC Yield	1.71%
Acquired Fund Fees and Expenses[1]	0.20%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	43.7%
Vanguard Total International Stock Index
Fund Investor Shares	24.5
Vanguard Asset Allocation Fund Investor
Shares	19.9
Vanguard Total Bond Market II Index Fund
Investor Shares	11.9

Total Fund Volatility Measures
		DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.08	0.89

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 28, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Growth Fund invests. The LifeStrategy Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2011, the annualized acquired fund fees and expenses were 0.21%.

34

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000, Through April 30, 2011

Growth Composite Index: Weighted 65% Dow Jones U.S. Total Stock Market Index, 20% Barclays Capital U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005; 65% MSCI US Broad Market Index, 20% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, and 15% MSCI EAFE Index through December 15, 2010; and 56% MSCI US Broad Market Index, 24% MSCI ACWI ex USA IMI Index, and 20% Barclays Capital U.S. Aggregate Float Adjusted Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended April 30, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Growth Fund	9/30/1994	15.10%	3.22%	2.20%	2.77%	4.97%

See Financial Highlights for dividend and capital gains information.

35

LifeStrategy Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (43.7%)
Vanguard Total Stock Market Index Fund Investor Shares	108,544,800	3,737,197

International Stock Fund (24.5%)
Vanguard Total International Stock Index Fund Investor Shares	122,506,844	2,092,417
Balanced Fund (19.9%)
Vanguard Asset Allocation Fund Investor Shares	64,362,228	1,701,737

Bond Fund (11.9%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	95,842,479	1,012,097

Total Investment Companies (Cost $6,549,048)		8,543,448
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.179% (Cost $897)	896,947	897
Total Investments (100.0%) (Cost $6,549,945)		8,544,345
Other Assets and Liabilities (0.0%)
Other Assets		16,644
Liabilities		(15,373)
		1,271
Net Assets (100%)
Applicable to 358,630,806 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,545,616
Net Asset Value Per Share		$23.83

36

LifeStrategy Growth Fund

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	6,596,071
Undistributed Net Investment Income	23,343
Accumulated Net Realized Losses	(68,198)
Unrealized Appreciation (Depreciation)	1,994,400
Net Assets	8,545,616

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

37

LifeStrategy Growth Fund

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Income Distributions Received	88,169
Net Investment Income—Note B	88,169
Realized Net Gain (Loss)
Capital Gain Distributions Received	6,052
Investment Securities Sold	(536)
Realized Net Gain (Loss)	5,516
Change in Unrealized Appreciation (Depreciation) of Investment Securities	919,796
Net Increase (Decrease) in Net Assets Resulting from Operations	1,013,481

See accompanying Notes, which are an integral part of the Financial Statements.

38

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	88,169	147,564
Realized Net Gain (Loss)	5,516	107,354
Change in Unrealized Appreciation (Depreciation)	919,796	790,461
Net Increase (Decrease) in Net Assets Resulting from Operations	1,013,481	1,045,379
Distributions
Net Investment Income	(105,119)	(131,354)
Realized Capital Gain[1]	(3,164)	—
Total Distributions	(108,283)	(131,354)
Capital Share Transactions
Issued	694,140	944,850
Issued in Lieu of Cash Distributions	106,747	129,656
Redeemed	(591,085)	(1,178,832)
Net Increase (Decrease) from Capital Share Transactions	209,802	(104,326)
Total Increase (Decrease)	1,115,000	809,699
Net Assets
Beginning of Period	7,430,616	6,620,917
End of Period[2]	8,545,616	7,430,616

1 Includes fiscal 2011 short-term gain distributions totaling $3,164,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $23,343,000 and $40,293,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

LifeStrategy Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$21.28	$18.66	$16.86	$26.56	$23.32	$20.37
Investment Operations
Net Investment Income	.249	.417	.423	.571	.540	.450
Capital Gain Distributions Received	.017	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.592	2.573	1.818	(9.690)	3.220	2.950
Total from Investment Operations	2.858	2.990	2.241	(9.119)	3.760	3.400
Distributions
Dividends from Net Investment Income	(.299)	(.370)	(.441)	(.581)	(.520)	(.450)
Distributions from Realized Capital Gains	(.009)	—	—	—	—	—
Total Distributions	(.308)	(.370)	(.441)	(.581)	(.520)	(.450)
Net Asset Value, End of Period	$23.83	$21.28	$18.66	$16.86	$26.56	$23.32

Total Return[1]	13.55%	16.21%	13.74%	-34.98%	16.32%	16.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,546	$7,431	$6,621	$6,267	$10,372	$8,422
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.21%	0.20%	0.23%	0.21%	0.23%	0.27%
Ratio of Net Investment Income to
Average Net Assets	1.84%	2.09%	2.57%	2.47%	2.15%	2.07%
Portfolio Turnover Rate	16%	11%	12%[2]	10%	4%	3%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

40

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

41

LifeStrategy Growth Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $69,340,000 to offset future net capital gains through October, 17, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. Capital gain distributions paid during the six months ended April 30, 2011, are from short-term gain distributions received from Vanguard Total Bond Market II Index Fund.

At April 30, 2011, the cost of investment securities for tax purposes was $6,549,945,000. Net unrealized appreciation of investment securities for tax purposes was $1,994,400,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2011, the fund purchased $1,278,813,000 of investment securities and sold $1,063,172,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
	Shares	Shares
	(000)	(000)
Issued	30,880	47,488
Issued in Lieu of Cash Distributions	4,848	6,633
Redeemed	(26,338)	(59,624)
Net Increase (Decrease) in Shares Outstanding	9,390	(5,503)

G. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

42

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

43

Six Months Ended April 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2010	4/30/2011	Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,039.09	$0.91
LifeStrategy Conservative Growth Fund	$1,000.00	$1,070.61	$1.03
LifeStrategy Moderate Growth Fund	$1,000.00	$1,102.14	$0.99
LifeStrategy Growth Fund	$1,000.00	$1,135.49	$1.11
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,023.90	$0.90
LifeStrategy Conservative Growth Fund	$1,000.00	$1,023.80	$1.00
LifeStrategy Moderate Growth Fund	$1,000.00	$1,023.85	$0.95
LifeStrategy Growth Fund	$1,000.00	$1,023.75	$1.05

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.18%, 0.20%, 0.19%, and 0.21%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

44

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

45

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q882 062011

Vanguard Total International Stock
Index Fund Semiannual Report

April 30, 2011

> Vanguard Total International Stock Index Fund Investor Shares returned 12.10% for the six months ended April 30, 2011.

> The fund’s return was in line with that of its benchmark index, but slightly behind the average return of its peer funds.

> Developed European markets outperformed emerging and Pacific Rim markets. The materials, energy, and industrial sectors were among the fund’s best performers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	31
Trustees Approve Advisory Arrangement.	33
Glossary.	34

Total International Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended April 30, 2011
Total
Returns
Vanguard Total International Stock Index Fund
Investor Shares	12.10%
Admiral™ Shares (Inception: 11/29/2010)	16.11
Signal® Shares (Inception: 11/30/2010)	17.43
Institutional Shares (Inception: 11/29/2010)	16.15
Institutional Plus Shares (Inception: 11/30/2010)	17.45
ETF Shares (Inception: 1/26/2011)
Market Price	7.18
Net Asset Value	6.40
Spliced Total International Stock Index	12.04
International Funds Average	12.64

Spliced Total International Stock Index: Consists of the Total International Composite Index through August 31, 2006; the MSCI EAFE +
Emerging Markets Index through December 15, 2010; and the MSCI ACWI ex USA IMI Index thereafter. Returns for the MSCI indexes are adjusted for withholding taxes applicable to Luxembourg holding companies.
International Funds Average: Derived from data provided by Lipper Inc.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2010 , Through April 30, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International Stock Index Fund
Investor Shares	$15.48	$17.08	$0.249	$0.000
Admiral Shares (Inception: 11/29/2010)	25.00	28.57	0.417	0.000
Signal Shares (Inception: 11/30/2010)	29.66	34.29	0.501	0.000
Institutional Shares (Inception: 11/29/2010)	100.00	114.31	1.673	0.000
Institutional Plus Shares
(Inception: 11/30/2010)	98.88	114.32	1.674	0.000
ETF Shares (Inception: 1/26/2011)	50.00	53.20	0.000	0.000

1

Chairman’s Letter

Dear Shareholder,

International markets advanced even as news headlines focused on political upheaval in North Africa and the Middle East, natural and nuclear disasters in Japan, and debt problems in Europe. For the six months ended April 30, 2011, Vanguard Total International Stock Index Fund Investor Shares returned 12.10%. This return was in line with that of the fund’s benchmark index, but slightly behind the average return of its peer international funds.

While developed markets in Europe outperformed emerging and Pacific markets, international markets as a whole trailed the broad U.S. market.

Since my letter to you six months ago, we’ve launched five additional share classes of the fund, all of which offer a lower expense ratio than the fund’s Investor Shares. This letter focuses primarily on the performance of the Investor Shares, which were in operation for the full six-month period. Also, the fund completed its previously announced transition to tracking a new benchmark, the MSCI All Country World ex USA Investable Market Index—which, unlike the former benchmark, includes small-capitalization stocks and Canada.

Strong returns around the globe
In general, global stock markets produced outstanding returns for the six months ended April 30. For U.S.-based investors, international stock markets produced a

2

return of more than 12% in U.S. dollars. Almost half of this return reflected exchange rate gains produced largely by strength in the euro and currencies in emerging economies.

The broad U.S. stock market returned more than 17%. Although rising food and gasoline prices put pressure on consumer budgets, corporate earnings growth remained strong and the pace of new job creation bounced back from extremely depressed levels.

As the economy found its footing, rates edged higher
Rising longer-term interest rates put pressure on bond prices, which led to modest bond market returns for the six-month period. The broad taxable U.S. bond market returned about 0%. The broad municipal market returned –1.68%. The rise in rates reflected both confidence that the economic recovery would prove self-sustaining and thus nudge rates higher, and anxiety that higher rates would be necessary to provide some protection from inflation. Even so, inflation expectations remained subdued, as measured by the difference between the yields of inflation-protected and nominal U.S. Treasury bonds.

The return on short-term money market instruments such as the 3-month U.S. Treasury bill remained near 0%, consistent with the Federal Reserve Board’s target for short-term rates.

Market Barometer

			Total Returns
		Periods Ended April 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	17.12%	18.02%	3.30%
Russell 2000 Index (Small-caps)	23.73	22.20	3.89
Dow Jones U.S. Total Stock Market Index	17.28	18.40	3.65
MSCI All Country World Index ex USA (International)	12.44	19.73	3.55

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	0.02%	5.36%	6.33%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	-1.68	2.20	4.52
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	2.02

CPI
Consumer Price Index	2.83%	3.16%	2.22%

3

Emerging markets lagged developed countries in Europe
Developed markets in Europe outshone emerging markets. A combination of factors, including fears of rising inflation and uncertainty about crude oil prices, restrained the returns of China and other fast-growing countries in the developing world. Despite the devastating events in Japan, the Pacific region posted a respectable 9% return, one percentage point shy of that of emerging markets. For U.S.-based investors, the dollar’s six-month decline against most major currencies enhanced returns from abroad. (For more on currencies, see the box on page 5.)

Developed European markets, which represent almost half of the fund’s holdings, contributed more than half of its return for the period, with larger economies, including the United Kingdom, Germany, and France, accounting for about a third of the fund’s overall return. Industrial, materials, and energy companies in Europe performed best, boosted by a sharp rise in crude oil and commodity prices and growth opportunities in emerging markets.

Several of Europe’s most troubled economies—Greece, Ireland, Spain, and Portugal—grabbed headlines throughout the period; however, the strength of the euro led to gains in three of these four countries. Of the four, only Greece failed to post a positive return for the period.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total International Stock Index
Fund	0.26%	0.20%	0.20%	0.15%	0.12%	0.20%	1.42%

The fund expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the fund’s annualized expense ratio was 0.25% for Investor Shares. For the periods from inception through April 30, 2011, the annualized expense ratios were 0.19% for Admiral Shares; 0.19% for Signal Shares; 0.14% for Institutional Shares; 0.11% for Institutional Plus Shares; and 0.18% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: International Funds.

4

Emerging markets, which represented, on average, just under a quarter of the fund’s assets, delivered more muted results. Investors’ concerns about inflation took a bite out of the returns of several countries, including China and India, both of which have tightened their monetary policy to cope with rising food and energy prices. China (+1%), the fund’s largest holding in emerging markets, barely made

Investment insight
A note on foreign currency translation effects
When you buy stocks of companies based outside of your home country, you gain exposure to a wider array of economic and market forces, including the dynamics of the foreign exchange markets.

The exchange rate of the U.S. dollar versus another currency is the price at which the dollar can be converted into that currency. For example, if the exchange rate of the U.S. dollar versus Britain’s pound sterling is $1.50, it takes 1.5 dollars to purchase 1 pound. If the U.S. dollar weakens—say, to a rate of $2.00—then you’ll need 2 dollars to buy 1 pound. Conversely, if the dollar strengthens to $1.25, it will take fewer dollars to buy a pound.

The price of one currency relative to another is determined by supply and demand factors—including interest rates, the strength of the two economies, and geopolitical risks. In the long run, the portfolio effects of exchange rate movements tend to balance out. But a rise or fall in the dollar’s value versus other currencies can influence short-term returns. Exchange rate changes also affect the purchasing power of each new dollar you invest in foreign stocks, just as they affect the prices of foreign goods.
And they can have a less immediately visible impact on a company’s profits, ultimately driving its stock price.

Performance during the period
From October 31, 2010, through April 30, 2011, most major currencies rose in value against the U.S. dollar. In part, this reflected the Federal Reserve’s policy of holding short-term interest rates near zero while some foreign central banks raised rates.
For U.S.-based investors, the shrinking dollar boosted returns earned in local markets.
For example: The MSCI Europe Index returned more than 15% when translated into
U.S. dollars, and the MSCI Emerging Markets Index returned nearly 10% in dollars—
both nearly double the indexes’ local-currency returns. In contrast, the dollar rose modestly against earthquake-devastated Japan’s yen, trimming U.S.-based investors’
return from Japan.

5

a dent in the fund’s performance for the period. And India (–6%), another large holding, suffered widespread declines in several sectors, particularly financials. Still, weakness in some emerging markets was countered by outstanding results in others. The energy, materials, and information technology sectors were winners in emerging markets. Russia (+34%) was a star performer, thanks largely to strong results from its oil and natural gas companies.

The Pacific region, which represents about a quarter of the fund’s holdings, on average, contributed about two percentage points (roughly the same contribution as emerging markets) to the fund’s results. The region’s performance was led by Australia, which benefited from continued strength in its materials and financial sectors. Japan is the fund’s largest country exposure in this region, but performance in this market did not significantly hurt results. Although there was an initial sell-off of Japanese stocks just after the March earthquake and tsunami, only the country’s utilities sector posted a negative return for the half-year.

Focus on the long term, tune out the noise
International stocks sustained some body blows during the past six months, but they quickly recovered. The market’s strong finish in April is encouraging and a reminder that it’s impossible to know how the market will react to unforeseen events.

There will always be unexpected news—good or bad—that can drive stock markets around the world higher or lower. As tempting as it may be to do so, we should not let such news affect the way we invest. We are better served by remaining focused on our long-term investment goals.

No matter what the market’s direction, it’s prudent to build a well-balanced, diversified portfolio that includes a mix of stocks, bonds, and short-term investments appropriate for your time horizon, financial objectives, and risk tolerance.

Vanguard Total International Index Fund, which provides wide exposure to companies outside of the United States, can play an important role in such a diversified portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2011

6

Total International Stock Index Fund

Fund Profile
As of April 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VGTSX	VTIAX	VTSGX	VTSNX	VTPSX	VXUS
Expense Ratio[1]	0.26%	0.20%	0.20%	0.15%	0.12%	0.20%

Portfolio Characteristics
			MSCI AC
		MSCI ACWI	World
		ex USA IMI	Index
	Fund	Index	ex USA
Number of Stocks	6,501	6,378	1,869
Median Market Cap	$25.0B	$24.9B	$33.8B
Price/Earnings Ratio	14.2x	14.1x	13.8x
Price/Book Ratio	1.7x	1.7x	1.7x
Return on Equity	17.2%	17.1%	17.8%
Earnings Growth Rate	2.8%	2.8%	2.8%
Dividend Yield	2.8%	2.8%	2.9%
Turnover Rate
(Annualized)	3%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
		MSCI	MSCI AC
		ACWI	World
		ex USA IMI	Index
	Fund	Index	ex USA
Consumer
Discretionary	9.8%	9.8%	9.0%
Consumer Staples	8.2	8.2	8.5
Energy	11.0	11.0	11.6
Financials	23.8	23.9	24.8
Health Care	5.7	5.8	5.9
Industrials	12.2	12.2	11.0
Information
Technology	6.8	6.7	6.3
Materials	13.3	13.3	13.0
Telecommunication
Services	5.2	5.1	5.7
Utilities	4.0	4.0	4.2

Volatility Measures
	Spliced
	Total	MSCI AC
	International	World Index
	Stock Index	ex USA
R-Squared	0.99	0.99
Beta	1.03	1.03

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BHP Billiton Ltd.	Diversified Metals
	& Mining	1.3%
Royal Dutch Shell plc	Integrated Oil &
	Gas	1.2
Nestle SA	Packaged Foods &
	Meats	1.1
HSBC Holdings plc	Diversified Banks	1.0
Vodafone Group plc	Wireless
	Telecommunication
	Services	0.7
Rio Tinto	Diversified Metals
	& Mining	0.7
BP plc	Integrated Oil &
	Gas	0.7
Total SA	Integrated Oil &
	Gas	0.7
Novartis AG	Pharmaceuticals	0.6
Petroleo Brasileiro SA	Integrated Oil &
	Gas	0.6
Top Ten		8.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the fund’s annualized expense ratio was 0.25% for Investor Shares. For the periods from inception through April 30, 2011, the annualized expense ratios were 0.19% for Admiral Shares; 0.19% for Signal Shares; 0.14% for Institutional Shares; 0.11% for Institutional Plus Shares; and 0.18% for ETF Shares.

7

Total International Stock Index Fund

Market Diversification (% of equity exposure)
		MSCI
		ACWI	MSCI AC
		ex USA	World
		IMI	Index
	Fund	Index	ex USA
Europe
United Kingdom	14.8%	14.6%	14.7%
France	6.7	6.7	7.1
Germany	6.0	6.0	6.2
Switzerland	5.2	5.2	5.5
Spain	2.4	2.4	2.5
Sweden	2.3	2.3	2.3
Italy	2.1	2.1	2.0
Netherlands	1.7	1.7	1.8
Other	4.0	4.0	3.5
Subtotal	45.2%	45.0%	45.6%
Pacific
Japan	13.5%	13.4%	13.2%
Australia	6.1	6.1	6.0
Hong Kong	1.9	1.9	1.8
Singapore	1.2	1.2	1.2
Other	0.1	0.1	0.1
Subtotal	22.8%	22.7%	22.3%
Emerging Markets
China	4.0%	4.0%	4.0%
South Korea	3.5	3.5	3.5
Brazil	3.3	3.3	3.6
Taiwan	2.9	2.9	2.7
South Africa	1.8	1.8	1.8
India	1.7	1.7	1.7
Russia	1.5	1.5	1.7
Mexico	1.0	1.0	1.0
Other	3.4	3.6	3.5
Subtotal	23.1%	23.3%	23.5%
Middle East	0.5%	0.5%	0.5%
North America
Canada	8.4%	8.5%	8.1%

Allocation by Region ( % of portfolio)

8

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000, Through April 30, 2011

Spliced Total International Stock Index: Consists of the Total International Composite Index through August 31, 2006; the MSCI EAFE + Emerging Markets Index through December 15, 2010; and the MSCI ACWI ex USA IMI Index thereafter. Returns for the MSCI indexes are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended April 30, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/29/1996	12.71%	3.17%	6.96%
Admiral Shares	11/29/2010	—	—	10.34[1]
Signal Shares	11/30/2010	—	—	11.54[1]
Institutional Shares	11/29/2010	—	—	10.35[1]
Institutional Plus Shares	11/30/2010	—	—	11.59[1]
ETF Shares	1/26/2011
Market Price		—	—	1.75[1]
Net Asset Value		—	—	1.08[1]
1 Return since inception.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

9

Total International Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		—	0.0%

Australia
BHP Billiton Ltd.	9,623,985	487,262	0.8%
Commonwealth Bank of Australia	4,659,725	275,078	0.5%
Westpac Banking Corp.	8,994,463	245,552	0.4%
Australia & New Zealand Banking Group Ltd.	7,705,704	205,260	0.3%
National Australia Bank Ltd.	6,430,971	191,469	0.3%
1 Australia—Other †		2,252,091	3.7%
		3,656,712	6.0%

Austria †		179,812	0.3%

Belgium †		432,472	0.7%

Brazil †		2,021,662	3.3%

Canada
^ Royal Bank of Canada	4,286,800	270,035	0.4%
Toronto-Dominion Bank	2,633,650	228,028	0.4%
Suncor Energy Inc.	4,702,890	216,766	0.4%
Bank of Nova Scotia	3,236,841	197,361	0.3%
Canada—Other †		4,194,766	7.0%
		5,106,956	8.5%

Chile †		224,256	0.4%

China
China Mobile Ltd.	18,109,000	166,575	0.3%
China—Other †		2,243,147	3.7%
		2,409,722	4.0%

10

Total International Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Colombia †		35,680	0.1%

Czech Republic †		56,031	0.1%

Denmark †		488,371	0.8%

Egypt †		23,804	0.0%

Finland †		482,130	0.8%

France
Total SA	6,358,589	407,213	0.7%
Sanofi-Aventis SA	3,155,105	249,623	0.4%
BNP Paribas	2,883,662	227,967	0.4%
France—Other †		3,136,270	5.1%
		4,021,073	6.6%
Germany
Siemens AG	2,475,297	360,054	0.6%
*,^ BASF SE	2,763,192	283,736	0.5%
^ Bayer AG	2,487,826	218,418	0.4%
^ Allianz SE	1,365,533	214,541	0.3%
Daimler AG	2,673,337	206,613	0.3%
^ E.ON AG	5,417,907	185,180	0.3%
Deutsche Bank AG	2,796,348	182,124	0.3%
SAP AG	2,583,246	166,414	0.3%
Germany—Other †		1,777,163	2.9%
		3,594,243	5.9%

Greece †		132,880	0.2%

Hong Kong †		1,129,359	1.9%

Hungary †		58,562	0.1%

India †		1,058,916	1.8%

Indonesia †		349,716	0.6%

Ireland †		137,720	0.2%

Israel †		296,983	0.5%

Italy
ENI SPA	7,832,434	209,703	0.3%
Italy—Other †		1,030,531	1.7%
		1,240,234	2.0%
Japan
Toyota Motor Corp.	8,287,600	330,602	0.6%
Honda Motor Co. Ltd.	4,898,187	188,306	0.3%
Mitsubishi UFJ Financial Group Inc.	38,265,499	183,659	0.3%
Japan—Other †		7,426,996	12.2%
		8,129,563	13.4%

11

Total International Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Malaysia †		420,937	0.7%

Mexico
America Movil SAB de CV	59,207,970	169,677	0.3%
Mexico—Other †		408,889	0.7%
		578,566	1.0%

Morocco †		3,732	0.0%

Netherlands †		1,050,836	1.7%

New Zealand †		65,259	0.1%

Norway †		459,665	0.8%

Peru †		69,131	0.1%

Philippines †		82,131	0.1%

Poland †		249,823	0.4%

Portugal †		115,071	0.2%

Russia
Gazprom OAO ADR	13,222,678	224,042	0.4%
Russia—Other †		691,449	1.1%
		915,491	1.5%

[1]Singapore †		740,856	1.2%

South Africa †		1,085,231	1.8%

South Korea
Samsung Electronics Co. Ltd.	261,755	218,639	0.4%
1 South Korea—Other †		1,892,208	3.1%
		2,110,847	3.5%
Spain
Telefonica SA	12,357,476	331,986	0.5%
Banco Santander SA	25,057,699	319,999	0.5%
Banco Bilbao Vizcaya Argentaria SA	12,837,873	164,447	0.3%
Spain—Other †		602,336	1.0%
		1,418,768	2.3%

Sweden †		1,386,117	2.3%

Switzerland
Nestle SA	10,424,259	647,017	1.1%
Novartis AG	6,348,113	376,444	0.6%
Roche Holding AG	2,113,621	343,083	0.6%
* UBS AG	10,948,514	219,108	0.3%
ABB Ltd.	6,592,456	182,053	0.3%
1 Switzerland—Other †		1,405,897	2.3%
		3,173,602	5.2%

12

Total International Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Taiwan †			1,738,453	2.9%

Thailand †			266,463	0.4%

Turkey †			237,988	0.4%

United Kingdom
HSBC Holdings plc		53,137,113	579,621	1.0%
Vodafone Group plc		156,843,203	453,408	0.7%
BP plc		56,462,841	434,051	0.7%
GlaxoSmithKline plc		15,608,643	340,975	0.6%
Rio Tinto plc		4,356,275	317,861	0.5%
Royal Dutch Shell plc Class B		8,099,535	315,114	0.5%
Royal Dutch Shell plc Class A		7,291,289	284,011	0.5%
BHP Billiton plc		6,615,068	279,689	0.5%
British American Tobacco plc		5,999,299	262,155	0.4%
BG Group plc		10,172,110	261,951	0.4%
AstraZeneca plc		4,248,882	210,823	0.4%
Anglo American plc		3,965,588	207,875	0.3%
Standard Chartered plc		7,045,762	195,817	0.3%
Barclays plc		34,770,341	165,301	0.3%
Royal Dutch Shell plc Class A (Amsterdam Shares)		3,361,631	129,858	0.2%
United Kingdom—Other †			4,382,389	7.2%
			8,820,899	14.5%
Total Common Stocks (Cost $50,397,593)			60,256,723	99.3%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.179%	4,447,515,635	4,447,516	7.3%

5U.S. Government and Agency Obligations †			23,997	0.1%
Total Temporary Cash Investments (Cost $4,471,511)			4,471,513	7.4%[2]
Total Investments (Cost $54,869,104)			64,728,236	106.7%
Other Assets and Liabilities
Other Assets			445,469	0.7%
Liabilities[4]			(4,482,983)	(7.4%)
			(4,037,514)	(6.7%)
Net Assets			60,690,722	100.0%

13

Total International Stock Index Fund

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	52,328,243
Undistributed Net Investment Income	381,451
Accumulated Net Realized Losses	(1,906,080)
Unrealized Appreciation (Depreciation)
Investment Securities	9,859,132
Futures Contracts	5,564
Forward Currency Contracts	13,825
Foreign Currencies	8,587
Net Assets	60,690,722

Investor Shares—Net Assets
Applicable to 2,094,901,990 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	35,783,022
Net Asset Value Per Share—Investor Shares	$17.08

Admiral Shares—Net Assets
Applicable to 535,941,506 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,313,195
Net Asset Value Per Share—Admiral Shares	$28.57

Signal Shares—Net Assets
Applicable to 44,663,940 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,531,364
Net Asset Value Per Share—Signal Shares	$34.29

Institutional Shares—Net Assets
Applicable to 53,121,451 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,072,224
Net Asset Value Per Share—Institutional Shares	$114.31

Institutional Plus Shares—Net Assets
Applicable to 16,294,872 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,862,811
Net Asset Value Per Share—Institutional Plus Shares	$114.32

14

Total International Stock Index Fund

At April 30, 2011, net assets consisted of:
Amount
($000)
ETF Shares—Net Assets
Applicable to 2,408,115 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	128,106
Net Asset Value Per Share—ETF Shares	$53.20

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,994,428,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $95,987,000, representing 0.2% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 6.8%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $4,201,205,000 of collateral received for securities on loan.
5 Securities with a value of $23,997,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Dividends[1]	686,990
Interest[2]	324
Security Lending	9,486
Total Income	696,800
Expenses
The Vanguard Group—Note B
Investment Advisory Services	991
Management and Administrative—Investor Shares	36,836
Management and Administrative—Admiral Shares	4,927
Management and Administrative—Signal Shares	392
Management and Administrative—Institutional Shares	1,798
Management and Administrative—Institutional Plus Shares	367
Management and Administrative—ETF Shares	31
Marketing and Distribution—Investor Shares	4,938
Marketing and Distribution—Admiral Shares	120
Marketing and Distribution—Signal Shares	16
Marketing and Distribution—Institutional Shares	209
Marketing and Distribution—Institutional Plus Shares	31
Marketing and Distribution—ETF Shares	1
Custodian Fees	9,013
Shareholders’ Reports—Investor Shares	117
Shareholders’ Reports—Admiral Shares	22
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	—
Trustees’ Fees and Expenses	28
Total Expenses	59,837
Net Investment Income	636,963
Realized Net Gain (Loss)
Investment Securities Sold	120,163
Futures Contracts	12,918
Foreign Currencies and Forward Currency Contracts	5,099
Realized Net Gain (Loss)	138,180
Change in Unrealized Appreciation (Depreciation)
Investment Securities	5,416,569
Futures Contracts	4,481
Foreign Currencies and Forward Currency Contracts	12,220
Change in Unrealized Appreciation (Depreciation)	5,433,270
Net Increase (Decrease) in Net Assets Resulting from Operations	6,208,413

1 Dividends are net of foreign withholding taxes of $59,913,000.
2 Interest income from an affiliated company of the fund was $324,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	636,963	673,967
Realized Net Gain (Loss)	138,180	343,662
Change in Unrealized Appreciation (Depreciation)	5,433,270	2,337,712
Net Increase (Decrease) in Net Assets Resulting from Operations	6,208,413	3,355,341
Distributions
Net Investment Income
Investor Shares	(692,934)	(608,038)
Admiral Shares	(30,368)	—
Signal Shares	(2,547)	—
Institutional Shares	(54,998)	—
Institutional Plus Shares	(3,919)	—
ETF Shares	—	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(784,766)	(608,038)
Capital Share Transactions
Investor Shares	(7,399,065)	12,365,863
Admiral Shares	14,392,465	—
Signal Shares	1,446,340	—
Institutional Shares	5,530,936	—
Institutional Plus Shares	1,732,167	—
ETF Shares	121,587	—
Net Increase (Decrease) from Capital Share Transactions	15,824,430	12,365,863
Total Increase (Decrease)	21,248,077	15,113,166
Net Assets
Beginning of Period	39,442,645	24,329,479
End of Period[1]	60,690,722	39,442,645
1 Net Assets—End of Period includes undistributed net investment income of $381,451,000 and $532,928,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total International Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$15.48	$13.99	$10.97	$21.89	$16.90	$13.49
Investment Operations
Net Investment Income	.141	.356[1]	.544[2]	.540[1]	.412	.294
Net Realized and Unrealized Gain (Loss)
on Investments	1.708	1.478	2.801	(10.938)	4.980	3.410
Total from Investment Operations	1.849	1.834	3.345	(10.398)	5.392	3.704
Distributions
Dividends from Net Investment Income	(.249)	(.344)	(.325)	(.522)	(.402)	(.294)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.249)	(.344)	(.325)	(.522)	(.402)	(.294)
Net Asset Value, End of Period	$17.08	$15.48	$13.99	$10.97	$21.89	$16.90

Total Return[3]	12.10%	13.28%	31.41%	-48.57%	32.47%	27.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,783	$39,443	$24,329	$17,152	$29,725	$18,200
Ratio of Total Expenses to
Average Net Assets	0.25%	0.26%	0.27%	0.03%	—	—
Acquired Fund Fees and Expenses	—	—	0.05%	0.25%	0.27%	0.32%
Ratio of Net Investment Income to
Average Net Assets	2.47%	2.52%	4.73%[2]	3.07%	1.93%	1.71%
Portfolio Turnover Rate	3%	6%	12%[4]	15%[4]	2%	2%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $0.249 and 2.06%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. From August 2008 through February 2009, the fund invested in a combination of Vanguard mutual funds and common stocks. Effective in March 2009, the fund’s equity investments are solely in common stocks.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investments in Vanguard mutual funds.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total International Stock Index Fund

Financial Highlights

Admiral Shares
November 29, 2010[1] to
For a Share Outstanding Throughout the Period	April 30, 2011
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income	.236
Net Realized and Unrealized Gain (Loss) on Investments	3.751
Total from Investment Operations	3.987
Distributions
Dividends from Net Investment Income	(.417)
Distributions from Realized Capital Gains	—
Total Distributions	(.417)
Net Asset Value, End of Period	$28.57

Total Return	16.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,313
Ratio of Total Expenses to Average Net Assets	0.19%
Ratio of Net Investment Income to Average Net Assets	2.53%
Portfolio Turnover Rate	3%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total International Stock Index Fund

Financial Highlights

Signal Shares
November 30, 2010[1] to
For a Share Outstanding Throughout the Period	April 30, 2011
Net Asset Value, Beginning of Period	$29.66
Investment Operations
Net Investment Income	.290
Net Realized and Unrealized Gain (Loss) on Investments	4.841
Total from Investment Operations	5.131
Distributions
Dividends from Net Investment Income	(.501)
Distributions from Realized Capital Gains	—
Total Distributions	(.501)
Net Asset Value, End of Period	$34.29

Total Return	17.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,531
Ratio of Total Expenses to Average Net Assets	0.19%
Ratio of Net Investment Income to Average Net Assets	2.53%
Portfolio Turnover Rate	3%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total International Stock Index Fund

Financial Highlights

Institutional Shares
November 29, 2010[1] to
For a Share Outstanding Throughout the Period	April 30, 2011
Net Asset Value, Beginning of Period	$100.00
Investment Operations
Net Investment Income	.952
Net Realized and Unrealized Gain (Loss) on Investments	15.031
Total from Investment Operations	15.983
Distributions
Dividends from Net Investment Income	(1.673)
Distributions from Realized Capital Gains	—
Total Distributions	(1.673)
Net Asset Value, End of Period	$114.31

Total Return	16.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,072
Ratio of Total Expenses to Average Net Assets	0.14%
Ratio of Net Investment Income to Average Net Assets	2.58%
Portfolio Turnover Rate	3%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total International Stock Index Fund

Financial Highlights

Institutional Plus Shares
November 30, 2010[1] to
For a Share Outstanding Throughout the Period	April 30, 2011
Net Asset Value, Beginning of Period	$98.88
Investment Operations
Net Investment Income	.980
Net Realized and Unrealized Gain (Loss) on Investments	16.134
Total from Investment Operations	17.114
Distributions
Dividends from Net Investment Income	(1.674)
Distributions from Realized Capital Gains	—
Total Distributions	(1.674)
Net Asset Value, End of Period	$114.32

Total Return	17.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,863
Ratio of Total Expenses to Average Net Assets	0.11%
Ratio of Net Investment Income to Average Net Assets	2.61%
Portfolio Turnover Rate	3%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total International Stock Index Fund

Financial Highlights

ETF Shares
January 26, 2011[1] to
For a Share Outstanding Throughout the Period	April 30, 2011
Net Asset Value, Beginning of Period	$50.00
Investment Operations
Net Investment Income	.443
Net Realized and Unrealized Gain (Loss) on Investments	2.757
Total from Investment Operations	3.200
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$53.20

Total Return	6.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$128
Ratio of Total Expenses to Average Net Assets	0.18%
Ratio of Net Investment Income to Average Net Assets	2.54%
Portfolio Turnover Rate	3%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Admiral Shares and Institutional Shares were first issued on November 29, 2010. Signal Shares and Institutional Plus Shares were first issued on November 30, 2010. ETF Shares were first issued on January 26, 2011, and first offered to the public on January 28, 2011. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately

24

Total International Stock Index Fund

invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

25

Total International Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $9,230,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 3.69% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America and South America	8,033,288	2,964	—
Common Stocks—Other	285,986	51,934,485	—
Temporary Cash Investments	4,447,516	23,997	—
Futures Contracts—Assets[1]	104	—	—
Forward Currency Contracts—Assets	—	13,825	—
Total	12,766,894	51,975,271	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2011:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2010	211
Change in Unrealized Appreciation (Depreciation)	(211)
Balance as of April 30, 2011	—

26

Total International Stock Index Fund

D. At April 30, 2011, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts[1]	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	104	13,825	13,929
Liabilities	—	—	—
1 Represents variation margin on the last day of the reporting period.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2011, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	12,918	—	12,918
Forward Currency Contracts	—	8,773	8,773
Realized Net Gain (Loss) on Derivatives	12,918	8,773	21,691

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,481	—	4,481
Forward Currency Contracts	—	7,008	7,008
Change in Unrealized Appreciation (Depreciation) on Derivatives	4,481	7,008	11,489

At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2011	3,333	145,724	6,503
FTSE 100 Index	June 2011	1,123	113,005	4,156
Topix Index	June 2011	784	82,468	(5,179)
S&P ASX 200 Index	June 2011	105	13,812	84

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

27

Total International Stock Index Fund

At April 30, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman & Co.	6/22/11	EUR	93,840	USD	139,014	7,780
Brown Brothers Harriman & Co.	6/22/11	GBP	65,259	USD	108,771	3,626
Brown Brothers Harriman & Co.	6/15/11	JPY	7,111,668	USD	87,666	1,507
Brown Brothers Harriman & Co.	6/22/11	AUD	12,545	USD	13,632	912
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2011, the counterparty had deposited in a segregated account cash with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2011, the fund realized net foreign currency losses of $3,674,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2011, was $83,030,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $2,039,911,000 to offset future net capital gains of $324,558,000 through October 31, 2016, and $1,715,353,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

28

Total International Stock Index Fund

At April 30, 2011, the cost of investment securities for tax purposes was $54,952,134,000. Net unrealized appreciation of investment securities for tax purposes was $9,776,102,000, consisting of unrealized gains of $11,382,425,000 on securities that had risen in value since their purchase and $1,606,323,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2011, the fund purchased $16,126,307,000 of investment securities and sold $635,879,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	14,147,343	897,390	15,952,930	1,065,936
Issued in Lieu of Cash Distributions	662,039	42,602	557,477	38,553
Redeemed[1]	(22,208,447)	(1,393,376)	(4,144,544)	(294,682)
Net Increase (Decrease)—Investor Shares	(7,399,065)	(453,384)	12,365,863	809,807
Admiral Shares[2]
Issued	14,748,397	549,057	—	—
Issued in Lieu of Cash Distributions	26,728	1,028	—	—
Redeemed[1]	(382,660)	(14,143)	—	—
Net Increase (Decrease)—Admiral Shares	14,392,465	535,942	—	—
Signal Shares[2]
Issued	1,528,298	47,212	—	—
Issued in Lieu of Cash Distributions	1,855	59	—	—
Redeemed[1]	(83,813)	(2,607)	—	—
Net Increase (Decrease)—Signal Shares	1,446,340	44,664	—	—
Institutional Shares[2]
Issued	5,581,794	53,551	—	—
Issued in Lieu of Cash Distributions	54,225	521	—	—
Redeemed[1]	(105,083)	(951)	—	—
Net Increase (Decrease)—Institutional Shares	5,530,936	53,121	—	—
Institutional Plus Shares[2]
Issued	1,776,646	16,700	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(44,479)	(405)	—	—
Net Increase (Decrease)—Institutional Plus Shares	1,732,167	16,295	—	—

29

Total International Stock Index Fund

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares[2]
Issued	121,587	2,408	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	—	—
Net Increase (Decrease)—ETF Shares	121,587	2,408	—	—

1 Net of redemption fees for fiscal 2011 and 2010 of $245,000 and $745,000, respectively (fund totals).
2 Inception was November 29, 2010, for Admiral Shares, November 30, 2010, for Signal Shares, November 29, 2010, for Institutional Shares,
November 30, 2010, for Institutional Plus Shares, and January 26, 2011, for ETF Shares.

H. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended April 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	10/31/2010	4/30/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,121.04	$1.31
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.55	$1.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.25% for Investor Shares. Share classes with less than six months history are not included. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

32

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management since the fund began investing directly in stocks in 2008, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since 2008, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

33

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

34

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001. [2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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Q1132 062011

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Argentina (0.0%)
Siderar SAIC Class A	30	—

Australia (6.0%)
BHP Billiton Ltd.	9,623,985	487,262
Commonwealth Bank of Australia	4,659,725	275,078
Westpac Banking Corp.	8,994,463	245,552
Australia & New Zealand Banking Group Ltd.	7,705,704	205,260
National Australia Bank Ltd.	6,430,971	191,469
Rio Tinto Ltd.	1,310,019	118,591
Wesfarmers Ltd.	3,022,247	110,716
Woolworths Ltd.	3,647,660	106,152
Newcrest Mining Ltd.	2,166,739	98,684
Woodside Petroleum Ltd.	1,878,449	96,595
Westfield Group	6,600,081	65,406
QBE Insurance Group Ltd.	3,159,001	64,900
CSL Ltd.	1,645,578	62,097
Origin Energy Ltd.	3,190,139	57,229
AMP Ltd.	8,852,841	53,253
Telstra Corp. Ltd.	13,113,773	41,887
Santos Ltd.	2,505,957	41,645
Macquarie Group Ltd.	1,041,790	40,277
Foster's Group Ltd.	5,795,585	35,770
Suncorp Group Ltd.	3,845,662	35,190
Brambles Ltd.	4,322,218	32,012
Orica Ltd.	1,091,934	31,900
Stockland	7,151,397	29,690
Amcor Ltd.	3,670,134	28,211
Westfield Retail Trust	9,660,620	28,061
Fortescue Metals Group Ltd.	3,747,764	25,402
Insurance Australia Group Ltd.	6,223,768	24,402
Transurban Group	3,888,023	22,627
Coca-Cola Amatil Ltd.	1,698,272	22,261
AGL Energy Ltd.	1,378,528	22,000
Incitec Pivot Ltd.	4,881,963	20,205
* QR National Ltd.	5,150,017	19,406
WorleyParsons Ltd.	575,686	19,224
ASX Ltd.	527,689	18,609
GPT Group	5,310,570	18,448
Alumina Ltd.	7,361,280	18,437
TABCORP Holdings Ltd.	2,059,532	17,265
Iluka Resources Ltd.	1,253,081	17,242
Wesfarmers Ltd. Price Protected Shares	454,565	16,807
Asciano Ltd.	8,821,184	16,015
Lend Lease Group	1,623,209	15,523
OZ Minerals Ltd.	9,702,263	15,400
Sonic Healthcare Ltd.	1,106,812	15,224
Cochlear Ltd.	169,647	14,999
Goodman Group	19,061,888	14,870
Mirvac Group	10,210,531	14,247
Computershare Ltd.	1,334,177	14,198
Dexus Property Group	14,513,486	14,035
Crown Ltd.	1,358,280	12,599
Toll Holdings Ltd.	2,015,708	12,480
CFS Retail Property Trust	6,336,647	12,441
^ Leighton Holdings Ltd.	450,929	12,013
Boral Ltd.	2,159,024	11,661
* Lynas Corp. Ltd.	4,997,531	11,518
Bendigo and Adelaide Bank Ltd.	1,103,339	11,323
BlueScope Steel Ltd.	5,576,808	10,622
Metcash Ltd.	2,293,462	10,217
Tatts Group Ltd.	3,876,562	9,874
Campbell Brothers Ltd.	192,459	9,568

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	OneSteel Ltd.	4,023,430	9,432
^	Fairfax Media Ltd.	6,301,647	9,141
	Sims Metal Management Ltd.	451,276	8,661
*	James Hardie Industries SE	1,320,873	8,588
	UGL Ltd.	496,971	8,240
	David Jones Ltd.	1,527,025	7,821
	Ramsay Health Care Ltd.	390,578	7,750
*	Qantas Airways Ltd.	3,299,706	7,648
*	Atlas Iron Ltd.	1,980,084	7,647
*,^	Paladin Energy Ltd.	2,080,327	7,519
	Aquarius Platinum Ltd.	1,380,236	7,497
	Challenger Ltd.	1,369,815	7,265
	Commonwealth Property Office Fund	7,124,656	7,164
	Boart Longyear Ltd.	1,390,587	7,004
	Seek Ltd.	912,907	6,984
	MacArthur Coal Ltd.	542,056	6,920
^	JB Hi-Fi Ltd.	328,425	6,828
	APA Group	1,415,611	6,609
	Bank of Queensland Ltd.	586,164	6,343
	Caltex Australia Ltd.	406,253	6,331
	Newcrest Mining Ltd. ADR	135,358	6,199
	ConnectEast Group	11,893,562	6,135
*	PanAust Ltd.	7,141,676	6,079
	Myer Holdings Ltd.	1,741,649	6,049
	Ansell Ltd.	393,294	6,017
	Charter Hall Office REIT	1,490,588	5,752
	Investa Office Fund	8,276,124	5,730
	Transfield Services Ltd.	1,390,888	5,435
	Adelaide Brighton Ltd.	1,539,354	5,342
	Primary Health Care Ltd.	1,399,008	5,336
	Downer EDI Ltd.	1,300,042	5,292
	CSR Ltd.	1,531,452	5,049
	Goodman Fielder Ltd.	4,179,766	4,933
2	Spark Infrastructure Group	3,710,540	4,831
	DUET Group	2,558,507	4,775
	Monadelphous Group Ltd.	223,868	4,728
^	Harvey Norman Holdings Ltd.	1,594,881	4,699
	GrainCorp Ltd.	537,651	4,621
	Billabong International Ltd.	610,023	4,536
	IOOF Holdings Ltd.	528,152	4,157
*,^	Perseus Mining Ltd.	1,279,868	4,130
*	Mount Gibson Iron Ltd.	1,965,398	4,078
	SP AusNet	4,175,062	4,013
^	Flight Centre Ltd.	152,651	3,951
	Perpetual Ltd.	124,315	3,941
	Australian Infrastructure Fund	1,884,686	3,920
*	Aquila Resources Ltd.	381,886	3,820
	Bradken Ltd.	427,936	3,745
*	Karoon Gas Australia Ltd.	511,469	3,719
	MAp Group	1,128,656	3,658
	Mineral Resources Ltd.	282,666	3,621
	Whitehaven Coal Ltd.	512,429	3,615
	DuluxGroup Ltd.	1,121,392	3,414
	Beach Energy Ltd.	3,200,812	3,377
	Aristocrat Leisure Ltd.	1,166,073	3,359
	Ten Network Holdings Ltd.	2,233,901	3,317
	Iress Market Technology Ltd.	328,234	3,296
	Medusa Mining Ltd.	364,693	3,227
	SAI Global Ltd.	574,133	3,156
	Charter Hall Retail REIT	893,976	3,145
	Seven Group Holdings Ltd.	312,675	3,135
	West Australian Newspapers Holdings Ltd.	563,535	3,096
*	Sundance Resources Ltd.	7,042,532	3,093
^	Platinum Asset Management Ltd.	599,916	3,044

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Transpacific Industries Group Ltd.	2,387,482	2,916
*	Mirabela Nickel Ltd.	1,293,635	2,814
*	Macquarie Atlas Roads Group	1,385,113	2,809
	Kingsgate Consolidated Ltd.	329,257	2,808
*	Nufarm Ltd.	525,122	2,790
^	Hastings Diversified Utilities Fund	1,500,865	2,753
*	Regis Resources Ltd.	1,034,899	2,728
^	Western Areas NL	367,767	2,718
^	Independence Group NL	364,677	2,692
	Australand Property Group	802,450	2,673
	Ausdrill Ltd.	719,468	2,660
*	Intrepid Mines Ltd.	1,302,274	2,619
*	AWE Ltd.	1,515,674	2,594
	Navitas Ltd.	570,797	2,554
*	Mesoblast Ltd.	283,138	2,533
	GWA Group Ltd.	699,541	2,457
*	Austar United Communications Ltd.	1,763,388	2,405
	Invocare Ltd.	318,036	2,397
	BWP Trust	1,228,078	2,394
	Linc Energy Ltd.	788,461	2,365
	Pacific Brands Ltd.	2,893,807	2,324
*	Pharmaxis Ltd.	704,223	2,312
	APN News & Media Ltd.	1,314,930	2,271
*	St. Barbara Ltd.	906,307	2,216
	GUD Holdings Ltd.	213,791	2,203
	NRW Holdings Ltd.	739,604	2,200
	Cabcharge Australia Ltd.	357,350	2,150
*,^	Aston Resources Ltd.	203,907	2,127
	Emeco Holdings Ltd.	1,762,935	2,124
	REA Group Ltd.	140,661	2,124
*	Sandfire Resources NL	263,832	2,076
^	Mermaid Marine Australia Ltd.	580,812	1,980
*	Mantra Resources Ltd.	264,720	1,963
	Abacus Property Group	791,302	1,953
*,^	Coalspur Mines Ltd.	983,916	1,898
	Wotif.com Holdings Ltd.	298,567	1,872
	Consolidated Media Holdings Ltd.	594,947	1,821
^	carsales.com.au Ltd.	321,332	1,812
*,^	Gindalbie Metals Ltd.	1,630,131	1,803
	Fleetwood Corp. Ltd.	145,278	1,776
	Envestra Ltd.	2,463,560	1,729
	Super Retail Group Ltd.	218,367	1,723
*	Extract Resources Ltd.	228,318	1,670
	Charter Hall Group	610,823	1,662
	Southern Cross Media Group Ltd.	919,030	1,657
*	Eastern Star Gas Ltd.	1,976,527	1,651
	Cromwell Property Group	2,054,724	1,623
*	Coal of Africa Ltd.	1,202,073	1,615
*,^	Resolute Mining Ltd.	1,249,009	1,611
	ARB Corp. Ltd.	175,492	1,589
	TPG Telecom Ltd.	855,916	1,580
	FKP Property Group	1,826,776	1,565
	Sigma Pharmaceuticals Ltd.	3,782,211	1,536
	Cardno Ltd.	241,384	1,533
^	Acrux Ltd.	395,258	1,517
*,^	White Energy Co. Ltd.	500,064	1,475
*	Silex Systems Ltd.	328,330	1,461
	Premier Investments Ltd.	220,799	1,454
*,^	Cudeco Ltd.	382,500	1,443
	Spotless Group Ltd.	664,773	1,436
*	Brockman Resources Ltd.	241,986	1,358
	Ardent Leisure Group	890,245	1,357
*	Gunns Ltd.	2,307,391	1,334
*	Centro Retail Group	3,256,372	1,310

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	McMillan Shakespeare Ltd.	125,306	1,308
*	Nexus Energy Ltd.	2,726,252	1,289
	Sims Metal Management Ltd. ADR	66,577	1,271
	Industrea Ltd.	774,846	1,270
*	Integra Mining Ltd.	2,401,613	1,257
	Panoramic Resources Ltd.	552,303	1,253
	Alesco Corp. Ltd.	349,829	1,253
	Multiplex SITES Trust	13,176	1,232
	SMS Management & Technology Ltd.	176,256	1,223
*	Horizon Oil Ltd.	2,750,583	1,195
*	Dart Energy Ltd.	1,399,666	1,162
^	Energy Resources of Australia Ltd.	193,312	1,154
*	Northern Iron Ltd.	577,991	1,118
*	Energy World Corp. Ltd.	2,001,123	1,089
*	Mineral Deposits Ltd.	146,832	1,080
	Automotive Holdings Group	355,934	1,060
	FlexiGroup Ltd.	427,376	1,042
*,^	Arafura Resources Ltd.	787,559	1,017
	Austal Ltd.	296,791	1,010
^	Salmat Ltd.	251,125	1,007
	Hills Holdings Ltd.	583,220	1,007
*	Silver Lake Resources Ltd.	434,150	999
	STW Communications Group Ltd.	772,254	983
	Challenger Diversified Property Group	1,638,930	980
	Infigen Energy	1,997,239	979
*,^	Murchison Metals Ltd.	842,362	976
	Macmahon Holdings Ltd.	1,671,966	965
*	Roc Oil Co. Ltd.	2,031,401	960
*,^	Cockatoo Coal Ltd.	1,736,594	945
*,^	Ampella Mining Ltd.	395,247	936
	OM Holdings Ltd.	689,027	896
	Peet Ltd.	471,066	894
*	Aditya Birla Minerals Ltd.	433,441	861
	Minara Resources Ltd.	1,001,013	849
*	Ivanhoe Australia Ltd.	235,551	829
	Reject Shop Ltd.	66,947	815
	Matrix Composites & Engineering Ltd.	89,681	805
*	Australian Agricultural Co. Ltd.	454,946	792
*	Kagara Ltd.	1,209,671	787
*	Ausenco Ltd.	236,911	752
*	Bow Energy Ltd.	758,571	743
	Aspen Group	1,414,497	730
*	Skilled Group Ltd.	316,268	729
	Clough Ltd.	834,621	723
*	Elders Ltd.	1,283,063	720
	Challenger Infrastructure Fund Class A	589,804	719
	Mincor Resources NL	542,857	718
	PMP Ltd.	884,991	713
^	Astro Japan Property Group	205,611	703
	iiNET Ltd.	235,559	699
	Transfield Services Infrastructure Fund	804,670	692
*	Molopo Energy Ltd.	696,347	685
*	Indophil Resources NL	876,467	674
	Programmed Maintenance Services Ltd.	310,287	647
*	Biota Holdings Ltd.	488,757	644
*	Tassal Group Ltd.	330,993	588
*	Platinum Australia Ltd.	1,030,631	579
	Sedgman Ltd.	272,236	567
*	PaperlinX Ltd.	1,724,613	552
*	BT Investment Management Ltd.	168,882	501
	Count Financial Ltd.	395,653	499
*	Perilya Ltd.	727,136	497
*	Carnarvon Petroleum Ltd.	1,767,818	485
	Redflex Holdings Ltd.	174,822	471

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Customers Ltd.	307,317	463
*	Grange Resources Ltd.	637,217	461
^	CSG Ltd.	386,287	458
*	Carbon Energy Ltd.	1,190,653	414
*,^	Metals X Ltd.	1,132,161	363
*	Deep Yellow Ltd.	1,661,126	343
	Gunns Ltd.	3,440	290
*	Sunland Group Ltd.	333,731	253
*	Nkwe Platinum Ltd.	532,924	202
*	Geodynamics Ltd.	566,266	177
	Hastie Group Ltd.	629,519	131
			3,656,712
Austria (0.3%)
	Erste Group Bank AG	566,190	28,585
	OMV AG	451,267	20,574
	Voestalpine AG	330,144	16,242
	Telekom Austria AG	1,000,001	15,458
*	IMMOFINANZ AG	2,955,511	14,047
	Andritz AG	109,474	11,306
	Verbund AG	216,393	9,782
	Raiffeisen Bank International AG	154,659	8,524
*	Wienerberger AG	350,362	7,492
	Vienna Insurance Group AG Wiener Versicherung Gruppe	114,245	6,815
*	CA Immobilien Anlagen AG	223,698	4,404
	Atrium European Real Estate Ltd.	616,138	4,214
*	Conwert Immobilien Invest SE	228,730	4,020
	Oesterreichische Post AG	101,269	3,664
	Schoeller-Bleckmann Oilfield Equipment AG	32,385	3,278
	Zumtobel AG	83,308	3,022
	Strabag SE	85,644	2,876
*	RHI AG	77,783	2,777
	Mayr Melnhof Karton AG	20,428	2,482
	Flughafen Wien AG	29,583	1,862
	Semperit AG Holding	29,438	1,722
	Palfinger AG	35,687	1,479
	Kapsch TrafficCom AG	12,220	1,158
*	Intercell AG	109,016	986
*	Sparkassen Immobilien AG	124,757	951
	Austria Technologie & Systemtechnik AG	40,257	885
	BWT AG	22,734	686
	Rosenbauer International AG	8,568	521
			179,812
Belgium (0.7%)
^	Anheuser-Busch InBev NV	2,172,588	138,650
	Delhaize Group SA	305,761	26,455
	Solvay SA Class A	177,855	25,643
^	Groupe Bruxelles Lambert SA	243,694	24,149
^	Ageas	6,724,646	20,385
^	Umicore SA	345,023	19,776
*,^	KBC Groep NV	484,695	19,731
^	Belgacom SA	457,256	17,979
^	UCB SA	303,020	14,640
	Bekaert SA	116,999	14,637
	Colruyt SA	226,569	13,070
	Telenet Group Holding NV	170,349	8,468
	Ackermans & van Haaren NV	70,453	7,370
*	Dexia SA	1,661,643	6,618
	Nyrstar	463,364	6,399
	Mobistar SA	82,173	6,097
^	Cofinimmo	38,968	5,997
*,^	Cie Nationale a Portefeuille	80,809	5,840
	D'ieteren SA/NV	66,030	4,796
	Befimmo SCA Sicafi	46,610	4,324

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Gimv NV	52,204	3,460
*	Barco NV	33,010	2,884
*	ThromboGenics NV	85,936	2,676
	Tessenderlo Chemie NV	63,743	2,536
	Omega Pharma	49,404	2,533
*	AGFA-Gevaert NV	511,547	2,280
	EVS Broadcast Equipment SA	32,487	2,226
	Sipef SA	19,697	2,073
	Cie d'Entreprises CFE	22,501	1,949
*	KBC Ancora	96,642	1,881
	Warehouses De Pauw SCA	29,461	1,797
*	RHJ International	215,144	1,788
	Cie Maritime Belge SA	39,879	1,249
	Melexis NV	61,587	1,178
*	Kinepolis Group NV	12,832	1,099
*	Arseus NV	57,995	1,063
	Euronav NV	58,963	990
*	Galapagos NV	59,893	886
*	Econocom Group	29,958	707
	Intervest Offices	19,889	677
*	Ablynx NV	56,065	662
*	Exmar NV	64,149	642
*	Deceuninck NV	200,118	599
*	Ion Beam Applications	49,968	590
	Wereldhave Belgium NV	5,319	556
*	Recticel SA	48,931	544
*,^	Devgen	44,839	460
*	Roularta Media Group NV	11,273	413
	Atenor Group	7,531	387
*	Leasinvest Real Estate SCA	3,846	383
*	Hamon & CIE SA	6,533	280
			432,472
Brazil (3.3%)
	Petroleo Brasileiro SA Prior Pfd.	7,039,869	114,378
	Petroleo Brasileiro SA	5,366,789	98,145
	Vale SA Prior Pfd.	3,210,200	94,090
	Petroleo Brasileiro SA ADR Type A	2,800,107	93,440
	Itau Unibanco Holding SA ADR	3,657,868	86,874
	Vale SA Class B Pfd. ADR	2,816,165	84,203
	Itau Unibanco Holding SA Prior Pfd.	3,206,367	74,901
	Vale SA	2,169,000	71,156
	Petroleo Brasileiro SA ADR	1,794,662	66,995
	Banco Bradesco SA Prior Pfd.	3,290,188	65,210
	Vale SA Class B ADR	1,752,721	58,541
	Itausa - Investimentos Itau SA Prior Pfd.	6,884,281	52,774
	Banco Bradesco SA ADR	2,465,817	49,883
	BM&FBovespa SA	5,843,578	43,868
	Cia de Bebidas das Americas Prior Pfd.	1,297,715	41,343
*	OGX Petroleo e Gas Participacoes SA	3,892,200	41,119
	Banco do Brasil SA	1,719,321	31,584
	Cia de Bebidas das Americas ADR	957,245	31,187
	BRF - Brasil Foods SA	1,334,300	27,056
	Banco Santander Brasil SA ADR	1,803,759	20,942
	CCR SA	666,153	20,685
	Gerdau SA Prior Pfd.	1,617,800	19,282
	PDG Realty SA Empreendimentos e Participacoes	3,161,272	18,607
	Cia Siderurgica Nacional SA	1,174,900	18,342
	Bradespar SA Prior Pfd.	681,400	17,650
	Cielo SA	1,837,858	17,185
	Cia Siderurgica Nacional SA ADR	1,054,689	16,801
	Ultrapar Participacoes SA Prior Pfd.	890,076	15,559
	Natura Cosmeticos SA	521,200	14,627
	Redecard SA	1,006,510	14,625
	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	1,375,200	14,074

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Lojas Renner SA	366,298	13,574
	Cia Energetica de Minas Gerais Prior Pfd.	653,437	13,300
	Souza Cruz SA	1,149,900	13,084
	BRF - Brasil Foods SA ADR	630,908	13,066
	Vivo Participacoes SA Prior Pfd.	319,525	12,964
*	HRT Participacoes em Petroleo SA	11,861	12,138
	Metalurgica Gerdau SA Prior Pfd. Class A	822,900	11,848
	Gerdau SA ADR	966,678	11,677
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	253,224	11,512
	Hypermarcas SA	852,880	11,433
	All America Latina Logistica SA	1,346,073	11,089
	Centrais Eletricas Brasileiras SA Prior Pfd.	574,600	10,523
	Cia Energetica de Minas Gerais ADR	502,558	10,488
	BR Malls Participacoes SA	923,796	9,759
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	885,435	9,382
	Cia Energetica de Sao Paulo Prior Pfd.	478,625	9,224
	Diagnosticos da America SA	687,100	9,224
	CETIP SA - Balcao Organizado de Ativos e Derivativos	561,118	9,224
	Usinas Siderurgicas de Minas Gerais SA	535,100	8,690
	Cia Hering	388,553	8,410
	Lojas Americanas SA Prior Pfd.	924,200	8,224
	Embraer SA ADR	250,418	8,134
	Anhanguera Educacional Participacoes SA	363,345	8,114
	Duratex SA	749,401	7,884
	Centrais Eletricas Brasileiras SA	518,300	7,564
	MRV Engenharia e Participacoes SA	864,484	7,545
	CPFL Energia SA	258,700	7,499
	Tele Norte Leste Participacoes SA Prior Pfd.	440,600	7,363
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	288,800	7,047
	Tractebel Energia SA	392,300	6,945
	Vivo Participacoes SA ADR	157,441	6,583
	Banco do Estado do Rio Grande do Sul Prior Pfd.	536,589	6,378
*	Braskem SA Prior Pfd.	438,400	6,340
	Totvs SA	329,000	6,297
	Gafisa SA	1,000,310	6,079
	Localiza Rent a Car SA	336,102	5,779
	Porto Seguro SA	345,300	5,737
	Cosan SA Industria e Comercio	370,400	5,665
	Suzano Papel e Celulose SA Prior Pfd.	540,350	5,317
	Embraer SA	671,100	5,311
	JBS SA	1,568,222	5,303
	Klabin SA Prior Pfd.	1,368,000	5,296
	Tele Norte Leste Participacoes SA ADR	304,949	5,199
	Cia de Saneamento Basico do Estado de Sao Paulo	177,400	5,167
	AES Tiete SA Prior Pfd.	308,200	5,084
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	85,915	5,028
	Cia Paranaense de Energia ADR	182,356	5,028
	Rossi Residencial SA	528,176	4,912
	Tim Participacoes SA Prior Pfd.	996,800	4,524
	EcoRodovias Infraestrutura e Logistica SA	512,931	4,522
	Brasil Telecom SA Prior Pfd.	483,220	4,466
	Marfrig Alimentos SA	425,752	4,362
	Centrais Eletricas Brasileiras SA ADR	293,034	4,343
	Odontoprev SA	270,448	4,322
	Fibria Celulose SA	275,175	4,312
	Multiplan Empreendimentos Imobiliarios SA	203,528	4,254
	Sul America SA	325,600	4,234
	EDP - Energias do Brasil SA	168,500	4,189
	TAM SA Prior Pfd.	201,183	4,093
*	MMX Mineracao e Metalicos SA	640,591	4,072
	Amil Participacoes SA	330,600	4,014
	BR Properties SA	339,000	4,008
	Telemar Norte Leste SA Prior Pfd.	112,900	3,921
	Brookfield Incorporacoes SA	673,700	3,794

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Tele Norte Leste Participacoes SA	167,300	3,582
	Fibria Celulose SA ADR	217,562	3,514
*	Gol Linhas Aereas Inteligentes SA Prior Pfd.	252,600	3,510
	Cia Paranaense de Energia Prior Pfd.	128,600	3,488
	Brasil Telecom SA ADR	122,073	3,442
	Marcopolo SA Prior Pfd.	769,934	3,416
	Tim Participacoes SA ADR	71,271	3,363
	Cia de Saneamento de Minas Gerais-COPASA	177,822	3,163
	Vale Fertilizantes SA Prior Pfd.	300,349	3,120
	Randon Participacoes SA Prior Pfd.	398,905	2,987
	Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	92,500	2,985
	B2W Cia Global Do Varejo	211,943	2,960
	Even Construtora e Incorporadora SA	497,000	2,764
	Estacio Participacoes SA	175,129	2,556
	Santos Brasil Participacoes SA	133,961	2,555
	Mills Estruturas e Servicos de Engenharia SA	189,500	2,520
	LLX Logistica SA	857,733	2,475
	Tecnisa SA	311,049	2,404
	Iguatemi Empresa de Shopping Centers SA	92,600	2,400
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	53,973	2,395
*	Centrais Eletricas Brasileiras SA ADR	108,458	2,032
	Aliansce Shopping Centers SA	225,388	1,999
	Sao Martinho SA	129,150	1,987
	LPS Brasil Consultoria de Imoveis SA	72,400	1,973
	Brasil Brokers Participacoes SA	355,200	1,924
	Iochpe-Maxion SA	135,515	1,895
	SLC Agricola SA	145,064	1,824
	Confab Industrial SA Prior Pfd.	649,584	1,800
	Drogasil SA	241,400	1,734
	Fleury SA	115,918	1,699
	Banco Santander Brasil SA	143,700	1,662
	Contax Participacoes SA Prior Pfd.	106,969	1,584
	Grendene SA	267,723	1,579
*	Cia Energetica do Ceara Prior Pfd.	72,847	1,579
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	115,599	1,572
	Eternit SA	225,420	1,535
	Saraiva SA Livreiros Editores Prior Pfd.	61,343	1,525
	Centrais Eletricas de Santa Catarina SA Prior Pfd.	52,750	1,418
	Ez Tec Empreendimentos e Participacoes SA	125,779	1,286
	Helbor Empreendimentos SA	93,107	1,230
	Banco Daycoval SA Prior Pfd.	153,245	1,188
*	JSL SA	164,868	1,168
	Equatorial Energia SA	134,936	1,149
	Banco ABC Brasil SA Prior Pfd.	131,200	1,122
	Gafisa SA ADR	86,950	1,075
	Tegma Gestao Logistica	63,800	1,062
	CPFL Energia SA ADR	11,083	980
*	Kroton Educacional SA	74,446	965
	Cia Ferro Ligas da Bahia - Ferbasa Prior Pfd.	121,943	953
	Eucatex SA Industria e Comercio Prior Pfd.	152,592	854
	Cremer SA	83,530	792
	TPI - Triunfo Participacoes e Investimentos SA	136,849	787
*	Inpar SA	408,973	769
*	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	1,403,700	714
*	Log-in Logistica Intermodal SA	135,828	711
	JHSF Participacoes SA	244,665	666
*	Banco Panamericano SA Prior Pfd.	186,600	664
*	Gol Linhas Aereas Inteligentes SA ADR	43,200	616
	Forjas Taurus SA Prior Pfd.	236,263	614
	Redentor Energia SA	139,296	606
	TAM SA ADR	28,640	598
	Industrias Romi SA	92,894	596
	Rodobens Negocios Imobiliarios SA	69,645	590
	Jereissati Participacoes SA Prior Pfd.	559,167	565

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Tempo Participacoes SA	210,351	548
*	Fertilizantes Heringer SA	77,564	524
*	General Shopping Brasil SA	65,162	515
*	Kepler Weber SA	2,890,300	514
	Camargo Correa Desenvolvimento Imobiliario SA	113,485	470
	Banco Pine SA Prior Pfd.	55,207	467
	Universo Online SA Prior Pfd.	41,459	464
	Bematech SA	92,598	460
*	Lupatech SA	59,300	443
	Cia de Tecidos do Norte de Minas - Coteminas Prior Pfd.	141,667	422
	Minerva SA	97,440	415
	Profarma Distribuidora de Produtos Farmaceuticos SA	41,300	411
*	Braskem SA ADR	13,300	397
	Cia Providencia Industria e Comercio SA	94,684	385
*	IdeiasNet SA	173,757	383
*	Unipar Participacoes SA Prior Pfd.	1,247,800	357
	Parana Banco SA Prior Pfd.	44,800	342
	Positivo Informatica SA	72,700	332
*	Plascar Participacoes Industriais SA	206,986	321
	Trisul SA	90,383	244
*	HRT Participacoes em Petroleo SA Rights Exp. 05/20/2011	3,360	21
	Cia de Transmissao de Energia Electrica Paulista Prior Pfd. Rights Exp. 5/26/11	919	—
*	Tim Participacoes SA Rights Exp. 05/12/2011	833	—
			2,021,662
Canada (8.5%)
^	Royal Bank of Canada	4,286,800	270,035
	Toronto-Dominion Bank	2,633,650	228,028
	Suncor Energy Inc.	4,702,890	216,766
	Bank of Nova Scotia	3,236,841	197,361
	Canadian Natural Resources Ltd.	3,274,896	154,062
	Potash Corp. of Saskatchewan Inc.	2,687,454	151,820
	Barrick Gold Corp.	2,967,120	151,531
	Goldcorp Inc.	2,381,100	133,104
	Bank of Montreal	1,703,100	111,854
	Canadian National Railway Co.	1,391,053	107,900
	Canadian Imperial Bank of Commerce/Canada	1,182,295	102,354
	Manulife Financial Corp.	5,336,769	95,832
	Teck Resources Ltd. Class B	1,747,657	94,998
	TransCanada Corp.	2,093,178	90,063
	Cenovus Energy Inc.	2,262,374	86,990
	Encana Corp.	2,210,000	74,255
	Talisman Energy Inc.	3,066,090	74,048
	Enbridge Inc.	1,092,752	71,029
*	Research In Motion Ltd.	1,413,418	68,852
	Brookfield Asset Management Inc. Class A	1,678,900	56,534
	Sun Life Financial Inc.	1,720,668	56,322
	Kinross Gold Corp.	3,405,600	53,991
	Canadian Oil Sands Ltd.	1,459,540	50,351
	Rogers Communications Inc. Class B	1,294,200	48,983
	Imperial Oil Ltd.	893,700	47,228
	Thomson Reuters Corp.	1,125,367	45,626
	Valeant Pharmaceuticals International Inc.	855,809	45,135
	Agrium Inc.	474,500	43,009
	Nexen Inc.	1,581,780	41,845
	National Bank of Canada	488,300	40,431
	Silver Wheaton Corp.	989,232	40,253
	First Quantum Minerals Ltd.	259,100	36,923
	Penn West Petroleum Ltd.	1,375,200	35,290
	Agnico-Eagle Mines Ltd.	505,699	35,233
	Cameco Corp.	1,186,472	35,024
	Canadian Pacific Railway Ltd.	507,852	33,681
	Magna International Inc.	655,312	33,675
	Crescent Point Energy Corp.	718,600	32,628
	Bombardier Inc. Class B	4,335,200	32,303

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Power Corp. of Canada	1,048,000	31,535
	Eldorado Gold Corp.	1,651,400	30,736
	Shoppers Drug Mart Corp.	655,200	28,531
	Yamana Gold Inc.	2,235,400	28,493
	BCE Inc.	749,421	28,087
	SNC-Lavalin Group Inc.	456,000	27,587
	Tim Hortons Inc.	520,967	25,345
	Power Financial Corp.	745,800	24,806
	Great-West Lifeco Inc.	857,600	24,700
	Fairfax Financial Holdings Ltd.	60,100	24,271
*	Ivanhoe Mines Ltd.	922,578	24,192
	Husky Energy Inc.	770,200	24,095
	Pacific Rubiales Energy Corp.	760,700	23,115
	ARC Resources Ltd.	853,000	23,026
	Shaw Communications Inc. Class B	1,054,500	22,268
	TELUS Corp. Class A	441,039	22,193
	IAMGOLD Corp.	1,066,862	22,180
	Baytex Energy Corp.	339,917	20,992
	Saputo Inc.	432,900	20,608
*	Equinox Minerals Ltd.	2,225,811	19,055
*	Sino-Forest Corp.	735,400	18,273
	IGM Financial Inc.	354,800	18,251
	Fortis Inc.	525,500	18,045
	Enerplus Corp.	537,695	17,407
	Intact Financial Corp.	341,700	17,335
*	CGI Group Inc. Class A	716,493	15,676
	Metro Inc. Class A	315,100	15,419
	Franco-Nevada Corp.	381,100	15,113
	Finning International Inc.	513,500	15,061
*	Osisko Mining Corp.	1,027,400	15,039
	Canadian Tire Corp. Ltd. Class A	234,800	14,964
	Brookfield Properties Corp.	753,400	14,906
	TransAlta Corp.	660,800	14,722
	Canadian Utilities Ltd. Class A	259,600	14,715
	Loblaw Cos. Ltd.	336,500	14,183
	Pengrowth Energy Corp.	986,300	13,927
	Vermilion Energy Inc.	255,700	13,729
	Viterra Inc.	1,117,400	13,428
	Gildan Activewear Inc.	348,400	12,976
*	Lundin Mining Corp.	1,308,800	12,809
*	Precision Drilling Corp.	828,920	12,554
*	New Gold Inc.	1,116,800	12,547
	Pembina Pipeline Corp.	493,600	12,025
	Niko Resources Ltd.	139,400	11,779
	CI Financial Corp.	479,200	11,730
	Petrominerales Ltd.	298,457	11,422
	George Weston Ltd.	155,100	11,113
	Pan American Silver Corp.	306,600	11,060
	Industrial Alliance Insurance & Financial Services Inc.	251,700	10,817
	Trican Well Service Ltd.	432,700	10,665
	Inmet Mining Corp.	151,900	10,660
	Onex Corp.	282,300	10,592
*	Open Text Corp.	171,414	10,501
	CAE Inc.	773,572	10,424
*	Consolidated Thompson Iron Mines Ltd.	562,100	10,171
^	RioCan Real Estate Investment Trust	374,500	10,034
	Alimentation Couche Tard Inc. Class B	377,100	9,904
*	Athabasca Oil Sands Corp.	598,600	9,749
*	SXC Health Solutions Corp.	174,424	9,640
	TMX Group Inc.	222,400	9,534
*	Quadra FNX Mining Ltd.	574,300	9,426
	Centerra Gold Inc.	498,200	9,267
	TELUS Corp.	175,300	9,238
^	Ritchie Bros Auctioneers Inc.	283,889	8,899
	Methanex Corp.	275,000	8,891

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Keyera Corp.	204,637	8,487
*	Silver Standard Resources Inc.	236,500	8,226
	Peyto Exploration & Development Corp.	381,865	8,128
	HudBay Minerals Inc.	505,300	8,064
	Toromont Industries Ltd.	229,500	7,997
*	Detour Gold Corp.	235,500	7,960
	Groupe Aeroplan Inc.	568,400	7,792
^	Yellow Media Inc.	1,524,600	7,670
	Progress Energy Resources Corp.	559,400	7,651
	Atco Ltd.	123,000	7,573
	IESI-BFC Ltd.	297,650	7,553
^	Provident Energy Ltd.	801,150	7,545
	Ensign Energy Services Inc.	390,700	7,544
*	MEG Energy Corp.	142,500	7,524
	Sherritt International Corp.	878,900	7,431
	MacDonald Dettwiler & Associates Ltd.	122,900	7,405
	Daylight Energy Ltd.	616,500	7,076
*	SEMAFO Inc.	808,100	6,867
*	Celestica Inc.	615,100	6,807
	Silvercorp Metals Inc.	496,500	6,759
	AltaGas Ltd.	245,700	6,591
*	BlackPearl Resources Inc.	779,000	6,562
^	Bonavista Energy Corp.	215,800	6,484
	Petrobank Energy & Resources Ltd.	304,900	6,452
	Just Energy Group Inc.	404,400	6,403
	ShawCor Ltd. Class A	172,200	6,163
	Canadian Western Bank	191,700	6,141
*	Tahoe Resources Inc.	269,400	6,127
*	First Majestic Silver Corp.	289,600	6,073
^	Uranium One Inc.	1,441,600	6,003
	Alamos Gold Inc.	348,300	5,846
*	Bankers Petroleum Ltd.	665,600	5,839
	West Fraser Timber Co. Ltd.	102,100	5,806
	NAL Energy Corp.	439,700	5,795
*	Thompson Creek Metals Co. Inc.	471,000	5,789
	Astral Media Inc. Class A	147,100	5,723
	Home Capital Group Inc. Class B	94,600	5,699
*,^	Novagold Resources Inc.	441,000	5,677
*	Dollarama Inc.	179,500	5,625
*	Gammon Gold Inc.	509,523	5,574
	Bonavista Energy Corp.	184,400	5,541
	RONA Inc.	375,900	5,495
	Mullen Group Ltd.	239,200	5,365
*	Legacy Oil & Gas Inc.	366,800	5,226
*	Gabriel Resources Ltd.	667,000	5,090
*	European Goldfields Ltd.	361,700	5,031
	Corus Entertainment Inc. Class B	239,000	5,024
*	Dundee Corp. Class A	194,000	5,024
*	Celtic Exploration Ltd.	244,200	5,007
	Russel Metals Inc.	182,000	5,001
	Empire Co. Ltd. Class A	87,000	4,938
	Quebecor Inc. Class B	133,400	4,739
*	Lake Shore Gold Corp.	1,097,100	4,708
	Cineplex Inc.	174,121	4,536
*	Crew Energy Inc.	259,500	4,484
^	PetroBakken Energy Ltd. Class A	230,900	4,383
*	Advantage Oil & Gas Ltd.	500,822	4,256
*	Stantec Inc.	134,600	4,242
*	Minefinders Corp.	247,200	4,157
	Trinidad Drilling Ltd.	356,000	4,079
*	Canfor Corp.	305,500	4,023
*	Alacer Gold Corp.	383,700	4,003
	AGF Management Ltd. Class B	190,000	3,976
	Trilogy Energy Corp.	163,800	3,945

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Laurentian Bank of Canada	72,600	3,857
*	Nevsun Resources Ltd.	588,133	3,829
*	Birchcliff Energy Ltd.	276,500	3,822
	Brookfield Renewable Power Fund	156,800	3,817
^	Calloway Real Estate Investment Trust	144,200	3,815
	Jean Coutu Group PJC Inc. Class A	343,500	3,812
	Genworth MI Canada Inc.	138,600	3,797
	Boardwalk Real Estate Investment Trust	72,900	3,714
	Superior Plus Corp.	317,500	3,695
*,^	Great Basin Gold Ltd.	1,372,700	3,642
	Canadian Real Estate Investment Trust	102,200	3,619
	Northland Power Inc.	211,379	3,572
	GMP Capital Inc.	222,400	3,554
	Maple Leaf Foods Inc.	281,300	3,502
	Major Drilling Group International	209,700	3,493
	Canaccord Financial Inc.	230,600	3,485
*	Paramount Resources Ltd. Class A	112,000	3,480
	First Capital Realty Inc.	198,400	3,452
*	Rubicon Minerals Corp.	656,274	3,406
*	Sabina Gold & Silver Corp.	438,700	3,394
*	Aurizon Mines Ltd.	496,104	3,382
*	Harry Winston Diamond Corp.	198,692	3,381
	Linamar Corp.	149,500	3,355
	TransForce Inc.	224,100	3,337
	Davis & Henderson Income Corp.	163,500	3,306
*	FirstService Corp.	84,600	3,244
	Freehold Royalties Ltd.	136,200	3,225
	Pason Systems Inc.	194,600	3,188
	Capital Power Corp.	117,700	3,171
*	Seabridge Gold Inc.	93,252	3,162
	Calfrac Well Services Ltd.	89,300	3,159
	Atlantic Power Corp.	206,565	3,133
*	Eastern Platinum Ltd.	2,570,000	3,124
	North West Co. Inc.	149,000	3,115
*	Neo Material Technologies Inc.	290,700	3,008
*	Westport Innovations Inc.	118,568	2,999
	CML HealthCare Inc.	276,877	2,988
	Transcontinental Inc. Class A	192,500	2,966
*	Alacer Gold Corp.	274,494	2,964
*	Taseko Mines Ltd.	548,200	2,897
*	Dundee Precious Metals Inc.	294,500	2,851
	Dorel Industries Inc. Class B	84,500	2,810
*	Northgate Minerals Corp.	909,400	2,720
	Bonterra Energy Corp.	45,200	2,699
*	Savanna Energy Services Corp.	247,200	2,694
*	Kirkland Lake Gold Inc.	179,400	2,670
	Cogeco Cable Inc.	55,200	2,649
*	Colossus Minerals Inc.	290,100	2,631
	NuVista Energy Ltd.	260,000	2,627
	Reitmans Canada Ltd. Class A	141,300	2,606
	CCL Industries Inc. Class B	77,400	2,589
*	Cott Corp.	290,500	2,588
	Torstar Corp. Class B	172,900	2,555
	Genivar Inc.	76,915	2,473
*	B2Gold Corp.	723,000	2,461
*	Golden Star Resources Ltd.	759,300	2,456
*	Grande Cache Coal Corp.	287,000	2,448
	Nordion Inc.	205,858	2,415
	Wi-Lan Inc.	380,900	2,403
*	Capstone Mining Corp.	589,300	2,354
*,^	China Gold International Resources Corp. Ltd.	462,600	2,313
*	Guyana Goldfields Inc.	232,200	2,295
^	Dundee Real Estate Investment Trust	64,300	2,246
*	Northern Dynasty Minerals Ltd.	165,321	2,244

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Denison Mines Corp.	959,696	2,232
*	Ivanhoe Energy Inc.	791,100	2,224
*	Uranium Participation Corp.	319,300	2,224
*	North American Palladium Ltd.	344,450	2,210
^	Cominar Real Estate Investment Trust	90,000	2,163
^	Primaris Retail Real Estate Investment Trust	98,300	2,161
*	Extorre Gold Mines Ltd.	220,000	2,148
	Manitoba Telecom Services Inc.	67,400	2,148
*,^	Mercator Minerals Ltd.	577,500	2,142
*	Martinrea International Inc.	235,000	2,116
*	OceanaGold Corp.	720,600	2,110
	Wajax Corp.	48,614	2,094
*	Torex Gold Resources Inc.	1,080,400	2,078
*	International Tower Hill Mines Ltd.	212,950	2,059
	Zargon Oil & Gas Ltd.	86,000	2,048
	AG Growth International Inc.	39,600	2,042
	Parkland Fuel Corp.	158,700	2,041
*	Anvil Mining Ltd.	301,500	2,036
*	Premier Gold Mines Ltd.	265,700	2,036
*	Southern Pacific Resource Corp.	1,033,400	2,032
^	Canadian Apartment Properties REIT	97,000	1,953
	Newalta Corp.	139,600	1,937
*	Angle Energy Inc.	191,400	1,920
*	Connacher Oil and Gas Ltd.	1,353,500	1,917
*,^	Tanzanian Royalty Exploration Corp.	249,965	1,815
	Chorus Aviation Inc.	321,505	1,791
*	Flint Energy Services Ltd.	114,600	1,743
	Forzani Group Ltd. Class A	83,700	1,653
	Artis Real Estate Investment Trust	113,200	1,639
*	MAG Silver Corp.	134,900	1,634
*	ATS Automation Tooling Systems Inc.	224,600	1,626
	Allied Properties Real Estate Investment Trust	66,400	1,625
	Aecon Group Inc.	164,000	1,622
*	Minera Andes Inc.	537,500	1,591
	Algonquin Power & Utilities Corp.	276,000	1,566
	Innergex Renewable Energy Inc.	144,100	1,515
	Bird Construction Inc.	115,800	1,509
*	Great Canadian Gaming Corp.	180,500	1,494
^	Morneau Shepell Inc.	137,200	1,494
*	Paladin Labs Inc.	34,900	1,475
^	Perpetual Energy Inc.	335,800	1,469
*	Imperial Metals Corp.	63,000	1,461
	Cascades Inc.	196,100	1,430
*	Queenston Mining Inc.	172,200	1,420
*	C&C Energia Ltd.	100,100	1,418
	Killam Properties Inc.	122,500	1,411
*	Continental Gold Ltd.	157,438	1,406
	Capstone Infrastructure Corp.	161,300	1,374
*,^	Jaguar Mining Inc.	243,600	1,359
*	Sprott Resource Corp.	259,800	1,348
	Northern Property Real Estate Investment Trust	42,200	1,324
*	Teranga Gold Corp.	523,947	1,301
*,^	Pinetree Capital Ltd.	392,600	1,299
	Morguard Real Estate Investment Trust	80,100	1,278
*	Pace Oil and Gas Ltd.	136,800	1,272
*	Smart Technologies Inc. Class A	127,699	1,259
	EnerCare Inc.	171,600	1,259
*	Churchill Corp. Class A	57,700	1,258
*	Aura Minerals Inc.	384,200	1,234
	Sprott Inc.	126,300	1,232
*,^	Corridor Resources Inc.	250,400	1,231
*	Fairborne Energy Ltd.	240,600	1,218
*	Exeter Resource Corp.	230,900	1,206
*	Atrium Innovations Inc.	70,400	1,199

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Chinook Energy Inc.	551,913	1,178
*	Augusta Resource Corp.	247,200	1,157
	Armtec Infrastructure Inc.	66,800	1,128
	Enbridge Income Fund Holdings Inc.	56,400	1,099
*,^	Tethys Petroleum Ltd.	725,100	1,096
*,^	BioExx Specialty Proteins Ltd.	506,200	1,075
*	Sierra Wireless Inc.	90,360	1,072
	Liquor Stores N.A. Ltd.	65,700	1,047
*	Yukon-Nevada Gold Corp.	1,765,500	1,026
	Alliance Grain Traders Inc.	40,300	978
*	Cardiome Pharma Corp.	177,835	968
*	ACE Aviation Holdings Inc. Class A	73,300	920
	Stella-Jones Inc.	22,400	911
*	High River Gold Mines Ltd.	704,800	909
	Gluskin Sheff & Associates Inc.	40,700	905
*	Norbord Inc.	63,300	887
*	Galleon Energy Inc. Class A	238,100	881
*	Sandvine Corp.	333,600	843
*	5N Plus Inc.	83,200	816
*,^	Theratechnologies Inc.	169,200	787
*	Sprott Resource Lending Corp.	419,642	767
	Aastra Technologies Ltd.	34,800	767
*	Greystar Resources Ltd.	200,700	734
*	Calvalley Petroleums Inc. Class A	220,100	707
*,^	ECU Silver Mining Inc.	859,200	699
*	Migao Corp.	94,800	689
*	EXFO Inc.	65,707	613
*,^	Questerre Energy Corp. Class A	525,100	605
*	Hanfeng Evergreen Inc.	103,800	565
*	St. Andrew Goldfields Ltd.	496,100	561
*	Boralex Inc. Class A	58,200	535
*,^	Magma Energy Corp.	526,700	523
*	Air Canada Class A	183,500	448
*,^	OPTI Canada Inc.	790,100	200
*	Cangene Corp.	78,800	187
*	Western Coal Corp.		—
			5,106,956
Chile (0.4%)
	Empresas COPEC SA	1,369,619	26,565
	Cencosud SA	2,721,042	21,489
	Empresas CMPC SA	329,242	18,272
	CAP SA	224,365	12,059
	Empresa Nacional de Electricidad SA	6,238,343	11,813
	Lan Airlines SA	408,887	11,511
	Enersis SA	25,280,594	10,812
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	157,724	9,523
	SACI Falabella	855,613	9,337
	Banco Santander Chile ADR	88,440	8,100
	Sociedad Quimica y Minera de Chile SA ADR	113,246	6,911
	Empresa Nacional de Electricidad SA ADR	121,405	6,845
	ENTEL Chile SA	323,024	6,527
	Banco de Credito e Inversiones	93,665	6,347
	Colbun SA	20,955,496	6,314
	Enersis SA ADR	276,395	5,904
	AES Gener SA	7,392,449	4,526
	Cia Cervecerias Unidas SA	365,763	4,415
	Banco Santander Chile	49,903,293	4,409
	Vina Concha y Toro SA	1,493,811	3,745
	Empresas La Polar SA	640,264	3,592
	Corpbanca	202,545,751	3,217
	Administradora de Fondos de Pensiones Provida SA	516,074	2,785
	Parque Arauco SA	1,143,550	2,632
	Cia Sud Americana de Vapores SA	3,010,153	2,399
*	Sonda SA	790,599	2,274

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Inversiones Aguas Metropolitanas SA	1,309,614	2,145
	Salfacorp SA	449,905	1,739
	Besalco SA	759,263	1,585
	Norte Grande SA	48,405,405	906
	Socovesa SA	1,184,354	898
*	Masisa SA	5,423,124	889
	Forus SA	214,405	810
*	Empresas Iansa SA	6,249,440	761
	Madeco SA	8,604,180	504
	Multiexport Foods SA	974,924	472
	Empresas Hites SA	292,551	469
*	Enjoy SA	1,478,589	420
	Empresa Electrica Pilmaiquen	79,021	335
			224,256
China (4.0%)
	China Mobile Ltd.	18,109,000	166,575
	Industrial & Commercial Bank of China	182,813,760	155,065
	China Construction Bank Corp.	144,656,340	136,978
	CNOOC Ltd.	53,781,000	133,677
	Bank of China Ltd.	188,615,306	104,395
	PetroChina Co. Ltd.	63,528,000	92,217
	Tencent Holdings Ltd.	3,038,149	86,752
	China Life Insurance Co. Ltd.	22,384,000	80,010
	Ping An Insurance Group Co.	5,162,200	56,283
	China Petroleum & Chemical Corp.	48,034,000	48,417
	China Shenhua Energy Co. Ltd.	10,214,000	47,706
	China Unicom Hong Kong Ltd.	17,709,694	36,221
	China Merchants Bank Co. Ltd.	11,782,552	30,437
	Agricultural Bank of China Ltd.	51,023,870	30,214
	Belle International Holdings Ltd.	12,728,000	24,912
	China Telecom Corp. Ltd.	41,774,000	24,306
	China Overseas Land & Investment Ltd.	12,333,680	23,798
	Yanzhou Coal Mining Co. Ltd.	5,896,000	23,192
	Bank of Communications Co. Ltd.	19,912,500	21,141
	China National Building Material Co. Ltd.	8,700,000	18,411
	China Pacific Insurance Group Co. Ltd.	4,169,538	18,048
	Anhui Conch Cement Co. Ltd.	3,732,000	17,694
	Hengan International Group Co. Ltd.	2,223,500	17,379
	Want Want China Holdings Ltd.	17,995,500	16,176
	China Merchants Holdings International Co. Ltd.	3,334,000	15,373
	China Yurun Food Group Ltd.	4,087,413	15,018
*	GCL-Poly Energy Holdings Ltd.	20,913,000	14,983
	China Coal Energy Co. Ltd.	10,445,000	14,628
	China Resources Enterprise Ltd.	3,598,000	14,529
	Jiangxi Copper Co. Ltd.	4,174,000	14,221
	China Citic Bank Corp. Ltd.	18,672,539	13,400
	Tingyi Cayman Islands Holding Corp.	5,042,000	13,382
	Kunlun Energy Co. Ltd.	7,494,000	13,300
	Dongfeng Motor Group Co. Ltd.	8,172,000	12,789
	Inner Mongolia Yitai Coal Co. Class B	1,799,300	12,578
	China Communications Construction Co. Ltd.	12,712,000	11,774
^	China Minsheng Banking Corp. Ltd.	11,855,800	11,387
^	Evergrande Real Estate Group Ltd.	15,902,883	11,372
^	Aluminum Corp. of China Ltd.	11,936,000	11,234
*	GOME Electrical Appliances Holding Ltd.	30,576,980	10,996
	Lenovo Group Ltd.	18,106,000	10,566
	China Mengniu Dairy Co. Ltd.	3,421,000	10,522
	China Resources Land Ltd.	5,848,000	10,108
	COSCO Pacific Ltd.	4,866,000	10,101
	Kingboard Chemical Holdings Ltd.	1,808,000	9,922
	Citic Pacific Ltd.	3,288,000	9,851
	Zijin Mining Group Co. Ltd.	12,198,000	9,616
*	PICC Property & Casualty Co. Ltd.	7,262,000	9,342
	China Resources Power Holdings Co. Ltd.	5,009,600	9,237

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	China Oilfield Services Ltd.	4,598,000	9,124
	Weichai Power Co. Ltd.	1,212,800	8,311
	Beijing Enterprises Holdings Ltd.	1,552,000	8,266
*	Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	3,014,600	7,996
	ENN Energy Holdings Ltd.	2,224,000	7,656
	Guangzhou Automobile Group Co. Ltd.	6,651,883	7,526
*,^	China COSCO Holdings Co. Ltd.	7,698,000	7,415
	Huabao International Holdings Ltd.	4,745,000	7,047
	Air China Ltd.	6,858,000	6,969
^	Agile Property Holdings Ltd.	4,224,000	6,890
^	Alibaba.com Ltd.	3,792,000	6,741
*,^	Brilliance China Automotive Holdings Ltd.	6,812,000	6,653
	Shimao Property Holdings Ltd.	4,787,000	6,522
	CSR Corp. Ltd.	5,853,000	6,468
	China Railway Group Ltd.	12,021,000	6,458
	Shanghai Industrial Holdings Ltd.	1,629,000	6,443
	ZTE Corp.	1,779,982	6,426
*	China Taiping Insurance Holdings Co. Ltd.	2,286,600	6,291
	Fushan International Energy Group Ltd.	8,922,000	6,263
	Longfor Properties Co. Ltd.	3,874,500	6,180
	Sinopharm Group Co.	1,776,800	6,167
^	Zhaojin Mining Industry Co. Ltd.	1,327,000	6,156
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,184,000	5,996
	China Resources Cement Holdings Ltd.	5,829,845	5,947
	Parkson Retail Group Ltd.	3,837,000	5,903
^	China Longyuan Power Group Corp.	5,720,000	5,894
	China Everbright Ltd.	2,614,000	5,785
	China Shanshui Cement Group Ltd.	5,144,000	5,769
	China Agri-Industries Holdings Ltd.	4,965,000	5,682
	Nine Dragons Paper Holdings Ltd.	4,891,669	5,602
^	Byd Co. Ltd.	1,533,500	5,567
	Zhuzhou CSR Times Electric Co. Ltd.	1,393,000	5,525
	Chaoda Modern Agriculture Holdings Ltd.	8,685,825	5,423
	Soho China Ltd.	6,255,000	5,417
	China Vanke Co. Ltd. Class B	3,817,200	5,406
	Golden Eagle Retail Group Ltd.	2,051,000	5,390
	Huaneng Power International Inc.	9,678,000	5,345
^	Sino-Ocean Land Holdings Ltd.	9,355,500	5,321
*	Semiconductor Manufacturing International Corp.	58,289,000	5,227
	Country Garden Holdings Co.	12,743,000	5,175
^	Great Wall Motor Co. Ltd.	2,769,500	4,977
	China Railway Construction Corp. Ltd.	5,584,300	4,951
^	Poly Hong Kong Investments Ltd.	5,975,000	4,786
	Tsingtao Brewery Co. Ltd.	894,000	4,761
	China High Speed Transmission Equipment Group Co. Ltd.	3,549,000	4,710
	China International Marine Containers Group Co. Ltd. Class B	2,182,153	4,672
^	Geely Automobile Holdings Ltd.	11,270,000	4,534
^	China Rongsheng Heavy Industry Group Co. Ltd.	5,350,304	4,524
	BBMG Corp.	2,694,500	4,447
	Lonking Holdings Ltd.	5,917,000	4,374
^	Anta Sports Products Ltd.	2,683,000	4,350
^	Angang Steel Co. Ltd.	3,348,000	4,313
	China BlueChemical Ltd.	5,158,000	4,203
	Shanghai Electric Group Co. Ltd.	8,376,000	4,162
*	China Shipping Container Lines Co. Ltd.	10,379,000	4,155
	China Shipping Development Co. Ltd.	3,914,000	4,133
^	Renhe Commercial Holdings Co. Ltd.	23,759,635	4,077
^	Hengdeli Holdings Ltd.	6,740,000	4,048
^	Guangzhou R&F Properties Co. Ltd.	2,958,400	4,044
	Fosun International Ltd.	4,853,500	3,837
	Guangdong Investment Ltd.	7,394,000	3,837
	Wumart Stores Inc.	1,664,000	3,822
	Shui On Land Ltd.	8,602,199	3,813
^	Li Ning Co. Ltd.	2,118,500	3,636

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Jiangsu Expressway Co. Ltd.	3,422,000	3,630
	Zhejiang Expressway Co. Ltd.	4,344,000	3,592
^	Lee & Man Paper Manufacturing Ltd.	4,974,000	3,582
	Franshion Properties China Ltd.	11,384,000	3,552
	Digital China Holdings Ltd.	1,802,000	3,511
^	Datang International Power Generation Co. Ltd.	9,284,000	3,509
^	Kingdee International Software Group Co. Ltd.	5,457,600	3,504
	Dongfang Electric Corp. Ltd.	1,056,800	3,471
	Sinopec Shanghai Petrochemical Co. Ltd.	6,964,000	3,381
	Hidili Industry International Development Ltd.	3,209,000	3,250
	China Communications Services Corp. Ltd.	5,276,000	3,225
	China National Materials Co. Ltd.	3,261,000	3,220
*,^	Metallurgical Corp. of China Ltd.	7,505,000	3,188
	Ports Design Ltd.	1,152,500	3,180
^	China Gas Holdings Ltd.	8,158,000	3,162
^	China Lumena New Materials Corp.	6,020,000	3,134
^	Skyworth Digital Holdings Ltd.	4,769,000	3,052
^	West China Cement Ltd.	7,160,000	2,959
	Dongyue Group	2,787,000	2,946
	China Dongxiang Group Co.	8,328,000	2,915
*,^	China Southern Airlines Co. Ltd.	5,496,000	2,883
*	Haier Electronics Group Co. Ltd.	2,292,000	2,846
	Xingda International Holdings Ltd.	2,458,000	2,839
	KWG Property Holding Ltd.	3,862,500	2,796
^	China Shineway Pharmaceutical Group Ltd.	1,145,000	2,777
^	Maanshan Iron & Steel	5,180,000	2,739
	Beijing Capital International Airport Co. Ltd.	5,546,000	2,738
^	China Zhongwang Holdings Ltd.	5,084,400	2,618
	Haitian International Holdings Ltd.	1,764,000	2,616
*,^	Yingde Gases	2,860,000	2,613
*,^	Yuexiu Property Co. Ltd.	12,290,000	2,587
*	Sinofert Holdings Ltd.	6,156,000	2,578
	Comba Telecom Systems Holdings Ltd.	2,057,000	2,576
*	Beijing Enterprises Water Group Ltd.	8,042,000	2,536
^	Sino Biopharmaceutical	6,636,000	2,422
	Minth Group Ltd.	1,566,000	2,410
^	China Everbright International Ltd.	5,339,000	2,400
	Bosideng International Holdings Ltd.	7,334,000	2,328
	NVC Lighting Holdings Ltd.	4,357,000	2,322
	Shenzhen International Holdings Ltd.	24,937,500	2,317
	Asian Citrus Holdings Ltd.	1,984,000	2,263
*,^	Hunan Non-Ferrous Metal Corp. Ltd.	5,168,000	2,254
	Ajisen China Holdings Ltd.	1,120,000	2,238
^	REXLot Holdings Ltd.	20,850,000	2,122
	Daphne International Holdings Ltd.	2,640,000	2,117
^	China Metal Recycling Holdings Ltd.	1,520,400	2,113
^	Peak Sport Products Co. Ltd.	2,686,000	2,052
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,441,900	2,052
	Greentown China Holdings Ltd.	2,027,500	2,035
	Travelsky Technology Ltd.	1,988,000	2,014
	Shenzhen Investment Ltd.	6,230,000	1,953
	Harbin Power Equipment Co. Ltd.	2,004,000	1,933
^	Real Gold Mining Ltd.	1,345,000	1,915
	TCC International Holdings Ltd.	3,138,000	1,899
^	Fufeng Group Ltd.	2,475,000	1,826
^	VODone Ltd.	5,992,000	1,803
	China Lilang Ltd.	1,263,000	1,799
*,^	Hopson Development Holdings Ltd.	1,810,000	1,789
	First Tractor Co. Ltd.	1,288,000	1,779
^	361 Degrees International Ltd.	2,643,000	1,758
^	Sinotruk Hong Kong Ltd.	2,065,500	1,716
*	Citic Resources Holdings Ltd.	6,802,000	1,686
*	China Travel International Inv HK	8,206,000	1,684
	PCD Stores Group Ltd.	6,110,000	1,642

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	China Wireless Technologies Ltd.	4,220,000	1,637
	TPV Technology Ltd.	2,796,000	1,609
	C C Land Holdings Ltd.	4,130,000	1,594
*,^	Minmetals Resources Ltd.	2,420,000	1,593
^	CP Pokphand Co.	11,858,000	1,591
*	Phoenix Satellite Television Holdings Ltd.	2,926,000	1,580
*	TCL Communication Technology Holdings Ltd.	1,625,000	1,573
^	Silver Grant International	4,258,000	1,568
	International Mining Machinery Holdings Ltd.	1,498,500	1,546
	Shenzhen Expressway Co. Ltd.	2,312,000	1,544
^	China Pharmaceutical Group Ltd.	2,488,000	1,487
*	Interchina Holdings Co.	7,790,000	1,485
	China Automation Group Ltd.	1,670,000	1,464
*	Shougang Concord International Enterprises Co. Ltd.	10,932,000	1,455
^	New World Department Store China Ltd.	1,660,000	1,453
*,^	Hi Sun Technology China Ltd.	4,590,000	1,447
*	United Energy Group Ltd.	9,494,000	1,444
	Sinotrans Shipping Ltd.	4,577,000	1,429
	China Water Affairs Group Ltd.	3,762,000	1,427
*,^	China Rare Earth Holdings Ltd.	3,256,000	1,410
	Anhui Expressway Co.	1,624,000	1,361
*	China Precious Metal Resources Holdings Co. Ltd.	6,330,000	1,346
^	Vinda International Holdings Ltd.	1,243,000	1,319
	Shenzhou International Group Holdings Ltd.	1,133,000	1,319
*,^	Tianjin Development Hldgs Ltd.	1,748,000	1,316
	Xinjiang Xinxin Mining Industry Co. Ltd.	2,152,000	1,303
^	China Green Holdings Ltd.	1,473,000	1,260
*,^	Global Bio-Chem Technology Group Co. Ltd.	5,110,000	1,248
	Cosco International Holdings Ltd.	1,926,000	1,243
	China High Precision Automation Group Ltd.	1,526,000	1,241
^	Kingsoft Corp. Ltd.	1,872,000	1,222
	Jiangsu Future Land Co. Ltd. Class B	1,313,800	1,221
	Tianjin Port Development Holdings Ltd.	5,254,000	1,220
	Lao Feng Xiang Co. Ltd. Class B	403,150	1,213
	Zhejiang Southeast Electric Power Co. Class B	1,988,500	1,207
	BYD Electronic International Co. Ltd.	2,246,000	1,205
	Huaxin Cement Co. Ltd. Class B	246,844	1,201
*,^	GZI Transport Ltd.	2,142,000	1,185
^	China Power International Development Ltd.	5,092,000	1,175
	China Forestry Holdings Co. Ltd.	3,050,000	1,159
*	China Oil and Gas Group Ltd.	10,580,000	1,145
^	XTEP International Holdings	1,648,000	1,137
^	Chigo Holding Ltd.	11,668,000	1,127
	Sinotrans Ltd.	4,582,000	1,120
*,^	China Power New Energy Development Co. Ltd.	14,180,000	1,117
	Shanghai Friendship Group Inc. Ltd. Class B	542,600	1,107
^	Ruinian International Ltd.	1,612,000	1,103
^	Heng Tai Consumables Group Ltd.	8,689,250	1,088
^	Powerlong Real Estate Holdings Ltd.	3,449,000	1,077
	Asia Cement China Holdings Corp.	1,319,000	1,075
	Dazhong Transportation Group Co. Ltd. Class B	1,613,400	1,071
	Weiqiao Textile Co.	1,178,000	1,063
*	Anxin-China Holdings Ltd.	4,168,000	1,054
	Hangzhou Steam Turbine Co. Class B	496,600	1,052
^	GZI Real Estate Investment Trust	1,980,000	1,051
^	China Vanadium Titano - Magnetite Mining Co. Ltd.	2,078,000	979
^	Tianneng Power International Ltd.	1,848,000	979
*,^	Shanghai Industrial Urban Development Group Ltd.	2,600,000	916
	Towngas China Co. Ltd.	1,730,000	914
*	Sino Union Energy Investment Group Ltd.	10,730,000	914
*,^	Sino Oil And Gas Holdings Ltd.	16,790,000	890
	Tong Ren Tang Technologies Co. Ltd.	747,000	885
*,^	China Grand Forestry Green Resources Group Ltd.	28,858,000	883
*	China ITS Holdings Co. Ltd.	1,788,000	881

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Luthai Textile Co. Ltd. Class B	917,600	880
	Shanghai Forte Land Co.	1,954,000	878
	Shenzhen Accord Pharmaceutical Co. Ltd. Class B	315,600	876
^	Comtec Solar Systems Group Ltd.	1,456,000	872
	AMVIG Holdings Ltd.	1,174,000	849
	Beijing Capital Land Ltd.	2,472,000	849
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	514,700	847
^	Chongqing Machinery & Electric Co. Ltd.	2,358,000	847
	Yip's Chemical Holdings Ltd.	700,000	840
*	Citic 21CN Co. Ltd.	6,354,000	837
*	Shanghai Haixin Group Co. Class B	1,360,494	836
	Guangzhou Shipyard International Co. Ltd.	446,000	831
^	China South City Holdings Ltd.	5,110,000	830
^	China Huiyuan Juice Group Ltd.	1,255,000	824
	Lijun International Pharmaceutical Holding Ltd.	3,300,000	821
^	Fantasia Holdings Group Co. Ltd.	4,881,000	818
*	Sino Prosper State Gold Resources Holdings Ltd.	14,440,000	802
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	666,120	802
^	Sparkle Roll Group Ltd.	4,160,000	784
	Ju Teng International Holdings Ltd.	2,352,000	776
^	China SCE Property Holdings Ltd.	2,858,000	766
	Little Sheep Group Ltd.	1,178,000	758
	Qingling Motors Co. Ltd.	2,116,000	752
^	China Tontine Wines Group Ltd.	3,560,000	744
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	3,538,000	744
^	Hua Han Bio-Pharmaceutical Holdings Ltd.	2,388,000	740
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	431,300	722
	Texhong Textile Group Ltd.	750,000	719
^	Guangzhou Pharmaceutical Co. Ltd.	630,000	712
	Truly International Holdings	3,596,000	711
*	Kai Yuan Holdings Ltd.	17,700,000	708
	China Singyes Solar Technologies Holdings Ltd.	740,000	707
*	China Merchants China Direct Investments Ltd.	318,000	698
	Welling Holding Ltd.	14,046,000	698
*	Vitar International Holdings Ltd.	3,290,000	697
	Lingbao Gold Co. Ltd.	850,000	696
^	Beijing Jingkelong Co. Ltd.	537,000	692
^	China Aerospace International Holdings Ltd.	5,730,000	688
^	Wasion Group Holdings Ltd.	1,312,000	685
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,123,800	683
*,^	Golden Meditech Holdings Ltd.	3,856,000	677
^	BaWang International Group Holding Ltd.	2,410,000	674
	China All Access Holdings Ltd.	2,062,000	665
*	Pou Sheng International Holdings Ltd.	4,297,000	665
^	Road King Infrastructure Ltd.	738,000	664
	Xinhua Winshare Publishing and Media Co. Ltd.	1,196,000	660
*	Wuxi Little Swan Co. Ltd. Class B	320,890	659
*	North Mining Shares Co. Ltd.	17,890,000	657
	Great Wall Technology Co. Ltd.	1,292,000	644
^	Mingyuan Medicare Development Co. Ltd.	7,170,000	638
*	Huangshan Tourism Development Co. Ltd. Class B	431,100	633
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	752,300	631
	Minmetals Land Ltd.	3,484,000	630
*	Shandong Airlines Co. Ltd.	378,300	629
	TCL Multimedia Technology Holdings Ltd.	1,538,000	622
	Tomson Group Ltd.	1,632,000	620
	Regent Manner International Ltd.	1,716,000	619
	Livzon Pharmaceutical Inc. Class B	206,200	611
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	1,047,000	608
	China Haidian Holdings Ltd.	4,660,000	607
^	SRE Group Ltd.	6,694,000	605
	Baoye Group Co. Ltd.	894,000	605
*,^	O-Net Communications Group Ltd.	1,062,000	602
	Sinolink Worldwide Holdings Ltd.	5,564,000	588

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Pacific Online Ltd.	972,000	582
*,^	Youyuan International Holdings Ltd.	996,000	578
^	Shandong Luoxin Pharmacy Stock Co. Ltd.	468,000	577
	Xiamen International Port Co. Ltd.	2,678,000	570
*,^	Yuzhou Properties Co.	1,717,000	569
^	Loudong General Nice Resources China Holdings Ltd.	3,921,000	566
	Shanghai Diesel Engine Co. Ltd. Class B	599,600	566
	Shengli Oil&Gas Pipe Holdings Ltd.	2,836,500	562
	Tiangong International Co. Ltd.	599,000	542
*	PetroAsian Energy Holdings Ltd.	10,280,000	536
	Chiho-Tiande Group Ltd.	690,000	531
^	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,008,000	526
*	Global Energy Resources International Group Ltd.	14,496,000	525
*	Asia Energy Logistics Group Ltd.	22,050,000	520
*	Danhua Chemical Technology Co. Ltd.	535,600	518
*	China Qinfa Group Ltd.	882,000	518
	Inspur International Ltd.	7,000,000	515
	Solargiga Energy Holdings Ltd.	1,549,000	513
^	Good Friend International Holdings Inc.	468,000	513
*	AVIC International Holding HK Ltd.	9,592,000	507
*	Double Coin Holdings Ltd. Class B	638,200	507
^	China Corn Oil Co. Ltd.	752,000	506
*	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	554,400	502
	Shanghai Baosight Software Co. Ltd. Class B	243,300	497
^	Beijing North Star Co. Ltd.	2,022,000	496
*	Shanghai Highly Group Co. Ltd. Class B	785,300	493
*	Nan Hai Corp. Ltd.	79,700,000	483
*	Zhong An Real Estate Ltd.	2,261,000	478
	China Starch Holdings Ltd.	6,605,000	477
	Anton Oilfield Services Group	2,328,000	477
*	Kingway Brewery Holdings Ltd.	1,678,000	470
*	Jingwei Textile Machinery	470,000	469
^	Huscoke Resources Holdings Ltd.	9,306,000	468
	Sinopec Kantons Holdings Ltd.	880,000	466
	Guangdong Provincial Expressway Development Co. Ltd. Class B	952,700	465
	International Taifeng Holdings Ltd.	854,000	464
*	China LotSynergy Holdings Ltd.	16,368,000	454
	MIN XIN Holdings Ltd.	776,000	452
*	Eastern Communications Co. Ltd. Class B	829,300	450
*	Huadian Energy Co. Ltd. Class B	1,193,500	450
*	United Gene High-Tech Group Ltd.	15,090,000	448
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	445,200	447
^	China Aoyuan Property Group Ltd.	2,613,000	445
	Shanghai Prime Machinery Co. Ltd.	2,032,000	443
	Qunxing Paper Holdings Co. Ltd.	1,573,000	442
	MOBI Development Co. Ltd.	1,402,000	439
	China Resources Microelectronics Ltd.	8,790,000	437
	CPMC Holdings Ltd.	711,000	435
	Hainan Meilan International Airport Co. Ltd.	372,000	429
	NetDragon Websoft Inc.	668,508	428
*	SVA Electron Co. Ltd. Class B	811,130	428
*	Shanghai Yaohua Pilkington Glass Co. Ltd. Class B	518,000	427
	Goldlion Holdings Ltd.	979,000	423
*	LK Technology Holdings Ltd.	1,170,000	421
*	Honghua Group Ltd.	3,227,000	420
	Huiyin Household Appliances Holdings Co. Ltd.	1,792,000	419
^	Global Sweeteners Holdings Ltd.	1,690,000	418
*	SGSB Group Co. Ltd. Class B	640,296	417
^	Shandong Molong Petroleum Machinery Co. Ltd.	355,200	415
	Le Saunda Holdings Ltd.	820,000	410
^	Xiwang Sugar Holdings Co. Ltd.	1,380,000	408
	Shanghai Zendai Property Ltd.	11,280,000	407
*,^	Chongqing Iron & Steel Co. Ltd.	1,532,000	405
	Lai Fung Holdings Ltd.	9,212,000	403

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
^	Chaowei Power Holdings Ltd.	971,000	403
*,^	HKC Holdings Ltd.	7,900,000	403
	SPG Land Holdings Ltd.	893,000	399
	Central China Real Estate Ltd.	1,424,000	395
*	Shanghai Dajiang Group Class B	910,501	392
	Overseas Chinese Town Asia Holdings Ltd.	682,000	388
*	China Glass Holdings Ltd.	660,000	382
*	China Fangda Group Co. Ltd. Class B	863,790	381
^	Ausnutria Dairy Corp. Ltd.	1,045,000	377
*,^	Extrawell Pharmaceutical Holdings Ltd.	4,420,000	376
	Dawnrays Pharmaceutical Holdings Ltd.	1,008,000	375
	Trauson Holdings Co. Ltd.	882,000	375
*	Beijing Properties Holdings Ltd.	4,088,000	374
^	Dynasty Fine Wines Group Ltd.	1,056,000	366
*	Luoyang Glass Co. Ltd.	716,000	360
	China Sunshine Paper Holdings Co. Ltd.	1,178,000	356
	Tianyi Fruit Holdings Ltd.	1,052,000	353
*,^	SIM Technology Group Ltd.	1,792,000	343
*	Jinzhou Port Co. Ltd. Class B	615,400	336
*	Chinasoft International Ltd.	1,330,000	328
	Tianjin Capital Environmental Protection Group Co. Ltd.	968,000	322
*	China Communication Telecom Services Co. Ltd.	1,433,000	314
*	Binhai Investment Co. Ltd.	4,956,000	313
*	China Energine International Holdings Ltd.	3,956,000	311
^	Sijia Group Co.	687,000	310
	China Nickel Resources Holding Co. Ltd.	1,950,000	310
*	Hubei Sanonda Co. Ltd. Class B	657,800	309
*,^	SMI Corp. Ltd.	6,260,000	303
	Anhui Tianda Oil Pipe Co. Ltd.	773,000	298
*	Konka Group Co. Ltd. Class B	811,400	292
*	Tsann Kuen China Enterprise Co. Ltd. Class B	1,244,900	287
*	Shanghai Jinjiang International Travel Co. Ltd. Class B	182,300	286
*	Henderson Investment Ltd.	2,951,000	286
*	Jinshan Development & Construction Co. Ltd. Class B	474,400	281
*	Zhengzhou Gas Co. Ltd.	150,000	280
*	Jinan Qingqi Motorcycle Co. Class B	636,000	277
	DaChan Food Asia Ltd.	1,162,000	273
	Meike International Holdings Ltd.	1,480,000	271
*,^	Hong Kong Resources Holdings Co. Ltd.	2,688,000	270
*	Shanghai Erfangji Co. Ltd. Class B	644,000	257
	Yantai North Andre Juice Co.	4,955,000	256
*	China Mining Resources Group Ltd.	13,152,000	253
*,^	Richly Field China Development Ltd.	10,150,000	252
*	Shenzhen SEG Co. Ltd. Class B	644,000	251
	SinoMedia Holding Ltd.	648,000	251
*	China Chengtong Development Group Ltd.	3,802,000	250
*	Tianjin Marine Shipping Co. Ltd. Class B	497,100	233
*	Hefei Meiling Co. Ltd. Class B	280,600	233
	Shenji Group Kunming Machine Tool Co. Ltd.	382,000	233
*	Enerchina Holdings Ltd.	13,365,000	231
	Embry Holdings Ltd.	346,000	231
	Qin Jia Yuan Media Services Co. Ltd.	1,260,000	229
*	Changchai Co. Ltd. Class B	387,400	229
*	Nanjing Panda Electronics Co. Ltd.	774,000	229
*	CIMC Enric Holdings Ltd.	586,000	227
	A8 Digital Music Holdings Ltd.	724,000	227
*	Shanghai Dingli Technology Development Group Co. Ltd. Class B	333,300	221
*	Wafangdian Bearing Co. Ltd. Class B	225,900	209
*	Shanghai Potevio Co. Ltd. Class B	345,100	207
*	Shanghai Automation Instrumentation Co. Ltd. Class B	296,100	202
	Shanghai Material Trading Co. Ltd. Class B	275,700	201
*	CNNC International Ltd.	356,000	199
*	Centron Telecom International Holdings Ltd.	826,000	197
*	Beijing Development HK Ltd.	1,069,000	189

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Coastal Greenland Ltd.	3,192,000	187
*	Dalian Refrigeration Co. Ltd. Class B	212,500	185
*	Shandong Xinhua Pharmaceutical Co. Ltd.	462,000	176
*	Shenzhen Chiwan Petroleum Class B	149,100	173
*	Tak Sing Alliance Holdings Ltd.	1,398,000	173
*	China Public Healthcare Holding Ltd.	20,260,000	172
*	Zhonglu Co. Ltd. Class B	209,800	171
	Shougang Concord Century Holdings Ltd.	1,608,000	160
	Coslight Technology International Group Ltd.	310,000	153
*	Media China Corp. Ltd.	45,100,000	140
	Goldbond Group Holdings Ltd.	2,410,000	137
*	Northeast Electric Development Co. Ltd.	554,000	116
*	China Seven Star Shopping Ltd.	11,130,000	112
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class B	246,900	96
			2,409,722
Colombia (0.1%)
	BanColombia SA ADR	422,134	27,966
	Ecopetrol SA	1,690,947	3,633
	Grupo de Inversiones Suramericana SA	48,366	1,004
	Cementos Argos SA	135,002	817
	Almacenes Exito SA	45,263	696
	Corp Financiera Colombiana SA	30,910	596
	Inversiones Argos SA	50,291	525
	Interconexion Electrica SA ESP	62,441	443
			35,680
Czech Republic (0.1%)
	CEZ AS	481,595	27,627
	Komercni Banka AS	46,047	12,139
	Telefonica O2 Czech Republic AS	341,172	8,758
*	Unipetrol AS	232,041	2,760
*,^	Central European Media Enterprises Ltd. Class A	116,000	2,659
	Philip Morris CR AS	2,052	1,165
	Pegas Nonwovens SA	33,413	923
			56,031
Denmark (0.8%)
	Novo Nordisk A/S Class B	1,259,544	159,450
*	Danske Bank A/S	1,823,408	43,788
^	AP Moller - Maersk A/S Class B	3,977	40,307
	Carlsberg A/S Class B	322,586	38,276
	Novozymes A/S	138,535	23,957
*	Vestas Wind Systems A/S	610,026	21,616
	Danisco A/S	143,137	18,977
	DSV A/S	625,181	16,348
	AP Moller - Maersk A/S	1,642	16,148
*	FLSmidth & Co. A/S	159,859	14,419
	Coloplast A/S Class B	68,739	10,111
*	Jyske Bank A/S	186,795	9,284
*	Topdanmark A/S	43,570	8,005
^	Pandora A/S	176,798	7,972
*,^	William Demant Holding A/S	70,398	6,563
	GN Store Nord A/S	632,551	6,273
	Christian Hansen Holding A/S	268,575	6,125
	Sydbank A/S	202,919	5,880
	Tryg A/S	78,521	5,019
^	NKT Holding A/S	72,713	4,478
^	Rockwool International A/S Class B	24,972	3,299
	SimCorp A/S	13,683	2,486
^	D/S Norden	69,153	2,478
	Royal UNIBREW A/S	28,887	2,132
*,^	Bang & Olufsen A/S	107,159	1,679
	Schouw & Co.	49,318	1,462
	Solar A/S Class B	15,060	1,319

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	East Asiatic Co. Ltd. A/S	37,113	1,234
*	Genmab A/S	109,066	1,178
	ALK-Abello A/S	18,416	1,119
	IC Companys A/S	23,858	1,076
	Auriga Industries Class B	41,317	788
	Dfds A/S	8,502	732
*,^	Bavarian Nordic A/S	31,384	722
*,^	NeuroSearch A/S	66,650	701
	Thrane & Thrane AS	12,186	607
*,^	Torm A/S	83,479	543
*	Alm Brand A/S	224,934	504
*,^	Greentech Energy Systems	128,938	481
*	TK Development	100,882	467
*	Amagerbanken A/S	537,565	368
			488,371
Egypt (0.0%)
	Orascom Construction Industries GDR	271,267	11,128
*	Orascom Telecom Holding SAE GDR	1,591,123	5,506
	Egyptian Financial Group-Hermes Holding	479,039	1,409
	Telecom Egypt	431,535	1,186
	Commercial International Bank Egypt SAE	253,786	1,170
*	Talaat Moustafa Group	1,819,263	1,104
*	Ezz Steel	512,305	691
	National Societe Generale Bank SAE	85,000	529
	Egyptian Kuwaiti Holding Co.	367,852	468
	Egyptian Co. for Mobile Services	13,261	319
*	ElSwedy Electric Co.	41,444	294
			23,804
Finland (0.8%)
^	Nokia Oyj	11,273,407	103,855
	Fortum Oyj	1,336,213	46,004
^	Sampo Oyj	1,263,390	42,534
	UPM-Kymmene Oyj	1,563,852	32,077
	Kone Oyj Class B	467,670	29,293
	Metso Oyj	386,244	23,721
^	Stora Enso Oyj	1,743,672	21,022
	Wartsila Oyj	473,224	18,602
	Nokian Renkaat Oyj	324,364	16,810
	Kesko Oyj Class B	199,488	10,353
	YIT Oyj	328,228	9,847
^	Elisa Oyj	402,519	9,690
	Outotec Oyj	130,865	8,299
^	Konecranes Oyj	166,882	8,028
	Neste Oil Oyj	386,618	7,317
	Orion Oyj Class B	278,850	6,933
	Rautaruukki Oyj	254,546	6,605
^	Outokumpu Oyj	384,371	6,403
	Pohjola Bank plc	412,458	6,121
	Cargotec Oyj Class B	108,300	6,081
	Kemira Oyj	327,995	5,997
	Amer Sports Oyj Class A	355,218	5,824
	Sanoma Oyj	241,816	5,026
	Sponda Oyj	681,720	4,021
^	Tieto Oyj	210,622	3,885
^	Huhtamaki Oyj	245,569	3,434
	Ramirent Oyj	191,869	3,270
	Uponor Oyj	161,709	3,153
^	Stockmann OYJ Abp Class B	92,818	2,843
*	M-real Oyj Class B	585,044	2,766
	Citycon Oyj	471,929	2,237
^	Cramo Oyj	81,453	2,159
	Lassila & Tikanoja Oyj	101,497	1,937
	Tikkurila Oyj	79,572	1,896
	Vacon plc	27,077	1,874

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Poyry Oyj	105,810	1,802
	Alma Media Oyj	141,990	1,655
^	Raisio plc	349,480	1,335
	Oriola-KD Oyj	296,356	1,290
^	Lemminkainen Oyj	30,397	1,198
	PKC Group Oyj	44,012	1,053
	F-Secure Oyj	247,497	949
^	HKScan Oyj	90,311	901
	Technopolis plc	154,588	826
	SRV Group plc	41,374	425
	Ponsse Oy	24,902	408
*,^	Atria plc Class A	31,235	371
			482,130
France (6.6%)
	Total SA	6,358,589	407,213
	Sanofi-Aventis SA	3,155,105	249,623
	BNP Paribas	2,883,662	227,967
^	GDF Suez	3,724,153	152,278
	LVMH Moet Hennessy Louis Vuitton SA	737,165	132,349
	France Telecom SA	5,577,947	130,716
^	Schneider Electric SA	731,485	129,234
^	Danone	1,754,792	128,480
	Societe Generale	1,908,773	127,559
	Air Liquide SA	851,329	125,788
	Vivendi SA	3,717,696	116,568
^	AXA SA	5,170,663	115,916
	ArcelorMittal	2,580,225	95,355
^	L'Oreal SA	720,951	91,391
	Vinci SA	1,329,037	88,715
	Carrefour SA	1,803,410	85,449
	Cie de St-Gobain	1,198,998	82,730
^	Unibail-Rodamco SE	275,508	64,457
	Pernod-Ricard SA	595,902	59,856
	Cie Generale des Etablissements Michelin Class B	530,337	53,158
	Cie Generale d'Optique Essilor International SA	607,665	50,881
	Credit Agricole SA	2,884,436	47,980
*	Alcatel-Lucent	6,978,264	45,219
	Lafarge SA	603,711	42,744
	Vallourec SA	333,767	41,640
	Alstom SA	620,539	41,258
	PPR	229,018	40,945
*	European Aeronautic Defence and Space Co. NV	1,224,807	37,897
*	Renault SA	578,234	35,209
	Veolia Environnement SA	1,046,534	34,954
^	Bouygues SA	695,388	34,606
^	Technip SA	296,501	33,454
	EDF SA	777,541	32,706
	Christian Dior SA	191,985	30,798
	Cap Gemini SA	446,641	27,053
	SES SA	903,904	23,737
	STMicroelectronics NV	1,920,095	22,722
	Sodexo	284,728	22,181
	Legrand SA	475,512	21,711
	Publicis Groupe SA	375,560	21,276
*	Peugeot SA	459,158	20,838
	Accor SA	439,568	19,534
^	Safran SA	503,443	19,531
	Suez Environnement Co.	812,612	18,723
	Casino Guichard Perrachon SA	166,816	17,553
^	Groupe Eurotunnel SA	1,605,658	17,457
	Arkema SA	165,853	17,274
	Lagardere SCA	356,968	15,673
	SCOR SE	505,776	15,440
*	Cie Generale de Geophysique - Veritas	435,798	15,352

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Natixis	2,619,602	15,058
	Edenred	475,085	14,731
	Dassault Systemes SA	177,466	14,432
*	Valeo SA	223,409	14,231
^	Rhodia SA	300,633	13,992
	Eutelsat Communications SA	297,180	12,822
	Bureau Veritas SA	148,348	12,795
	Wendel SA	99,267	12,425
	Gemalto NV	238,803	12,232
	Thales SA	270,249	11,937
^	Klepierre	284,936	11,709
^	CNP Assurances	442,998	10,166
	Zodiac Aerospace	118,629	9,310
^	Fonciere Des Regions	81,421	9,240
	Neopost SA	95,331	9,099
^	ICADE	70,735	9,068
^	Imerys SA	114,583	8,875
	Aeroports de Paris	90,307	8,655
^	Eiffage SA	121,050	8,368
*	Atos Origin SA	135,280	8,335
	Gecina SA	56,120	8,089
	Societe BIC SA	80,440	7,821
	Nexans SA	72,934	7,730
^	Eurazeo	87,714	7,299
*	Air France-KLM	406,755	7,179
*	JCDecaux SA	199,978	6,984
	SEB SA	60,686	6,671
^	Societe Television Francaise 1	352,986	6,627
^	Iliad SA	49,505	6,365
^	Eramet	16,041	6,314
*	Faurecia	149,645	6,171
	Teleperformance	154,760	5,904
^	Bourbon SA	120,839	5,727
	APERAM	130,652	5,501
	Remy Cointreau SA	66,430	5,472
^	Metropole Television SA	196,358	5,210
	Havas SA	913,171	5,204
	Etablissements Maurel et Prom	240,983	5,133
	Ingenico	101,043	5,014
	Societe Immobiliere de Location pour l'Industrie et le Commerce	31,782	4,764
	CFAO SA	112,803	4,536
	Rubis	36,649	4,500
*	Euler Hermes SA	41,511	4,425
^	SA des Ciments Vicat	48,327	4,412
	Nexity SA	79,193	4,307
^	PagesJaunes Groupe	385,625	4,019
	BioMerieux	36,552	3,974
*,^	SOITEC	231,876	3,765
^	Mercialys SA	81,247	3,513
	EDF Energies Nouvelles SA	57,470	3,407
^	Saft Groupe SA	74,144	3,405
	Ipsen SA	86,871	3,401
	IPSOS	64,842	3,370
	Orpea	62,993	3,149
	Mersen	47,600	2,895
	Rallye SA	53,723	2,825
^	Eurofins Scientific	24,640	2,654
	Virbac SA	13,936	2,571
*	UBISOFT Entertainment	250,828	2,518
^	Groupe Steria SCA	74,634	2,475
	Alten Ltd.	59,203	2,429
*	Derichebourg SA	254,637	2,413
	Plastic Omnium SA	25,063	2,399
	Vilmorin & Cie	18,916	2,396

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
^	Ciments Francais SA	22,436	2,370
	Beneteau SA	109,070	2,339
*	Altran Technologies SA	271,843	2,146
	Faiveley Transport	20,443	2,083
*	Technicolor	242,845	1,856
*	Club Mediterranee	69,051	1,609
*	Bull	241,587	1,608
	Societe de la Tour Eiffel	15,389	1,543
	Societe Fonciere Financiere et de Participations FFP	17,972	1,489
	Canal &	180,997	1,479
	Sechilienne-Sidec	48,768	1,428
	Sopra Group SA	11,804	1,389
*,^	GameLoft SA	181,662	1,323
^	April Group	40,877	1,316
*	Medica SA	61,656	1,272
	Pierre & Vacances	13,860	1,237
*	Manitou BF SA	32,250	1,092
*	Altamir Amboise	83,585	1,028
	Esso SA Francaise	7,206	1,013
^	Laurent-Perrier	7,656	977
	Trigano SA	27,233	974
^	Sequana	56,683	972
	Seche Environnement SA	9,879	944
	Fimalac	20,662	932
	Bonduelle S.C.A.	9,153	927
*	IMS-Intl Metal Service	34,379	898
	LISI	9,148	888
*,^	Transgene SA	45,301	832
	Assystem	31,542	827
*	Boursorama	61,147	808
	Cie des Alpes	23,589	802
*	Euro Disney SCA	61,509	779
	GL Events	20,089	774
*	ABC Arbitrage	69,861	770
*	Parrot SA	20,386	767
*	Haulotte Group SA	31,303	695
	Boiron SA	15,396	685
	Sword Group	20,864	683
*	GFI Informatique	116,837	666
	Meetic	29,366	662
*	Devoteam SA	22,524	623
	Sartorius Stedim Biotech	9,957	623
*,^	Hi-Media SA	101,595	622
	NRJ Group	47,637	565
	Societe Internationale de Plantations d'Heveas SA	3,615	545
*,^	NicOx SA	196,939	520
	Union Financiere de France BQE SA	10,871	517
*	Inter Parfums SA	12,911	512
*	Cegid Group	14,557	500
*	Recylex SA	48,076	496
*	Maisons France Confort	9,040	477
	Stallergenes SA	5,380	463
*,^	Theolia SA	208,250	422
	Entrepose Contracting	2,964	409
*	Affine SA	12,000	397
*	Spir Communication	6,326	387
*	Etam Developpement SA	8,068	386
*	Audika SA	12,357	370
*,^	LVL Medical Groupe SA	12,687	332
*	Vranken - Pommery Monopole	5,904	307
*	Groupe Crit	8,459	293
*,^	ExonHit Therapeutics SA	88,798	288
*,^	METabolic EXplorer SA	30,585	288

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Acanthe Developpement SA	115,333	284
			4,021,073
Germany (5.9%)
	Siemens AG	2,475,297	360,054
*,^	BASF SE	2,763,192	283,736
^	Bayer AG	2,487,826	218,418
^	Allianz SE	1,365,533	214,541
	Daimler AG	2,673,337	206,613
^	E.ON AG	5,417,907	185,180
	Deutsche Bank AG	2,796,348	182,124
	SAP AG	2,583,246	166,414
	Deutsche Telekom AG	8,532,731	141,014
*,^	Volkswagen AG Prior Pfd.	511,883	100,748
^	Bayerische Motoren Werke AG	995,681	93,742
^	Muenchener Rueckversicherungs AG	566,497	93,446
^	Linde AG	508,349	91,486
^	RWE AG	1,260,335	82,222
*	Deutsche Post AG	2,542,523	50,250
^	Deutsche Boerse AG	586,176	48,664
^	Adidas AG	630,595	46,994
	ThyssenKrupp AG	1,008,074	46,347
^	Fresenius Medical Care AG & Co. KGaA	582,530	45,814
*	MAN SE	318,147	44,322
	Infineon Technologies AG	3,264,625	37,013
	Henkel AG & Co. KGaA Prior Pfd.	537,492	36,643
^	K&S AG	431,751	34,871
^	Fresenius SE & Co. KGaA	328,151	34,464
	Porsche Automobil Holding SE Prior Pfd.	461,726	33,375
^	HeidelbergCement AG	424,365	32,450
^	Metro AG	391,146	28,707
	Lanxess AG	249,835	22,859
	Henkel AG & Co. KGaA	389,986	22,149
	Merck KGaA	194,964	20,646
^	Beiersdorf AG	302,695	19,715
	GEA Group AG	500,110	18,266
*	Commerzbank AG	2,539,532	16,160
*,^	Volkswagen AG	88,738	15,802
*	Commerzbank AG	2,512,173	15,665
*,^	Deutsche Lufthansa AG	686,024	15,564
*	Continental AG	150,503	15,090
*	QIAGEN NV	704,767	15,069
*	Bilfinger Berger SE	132,396	12,746
	Brenntag AG	101,572	12,478
^	Aixtron SE NA	290,797	12,350
^	Hochtief AG	128,050	12,133
	Wacker Chemie AG	46,865	11,603
^	Software AG	60,839	11,515
*,^	MTU Aero Engines Holding AG	149,572	11,450
	Symrise AG	340,263	11,200
^	Hannover Rueckversicherung AG	182,026	10,997
^	Rheinmetall AG	118,680	10,639
*	Kabel Deutschland Holding AG	164,056	10,248
^	Bayerische Motoren Werke AG Prior Pfd.	158,624	9,889
	Salzgitter AG	125,406	9,833
^	Tognum AG	255,373	9,788
	Fraport AG Frankfurt Airport Services Worldwide	109,403	8,737
	Rhoen Klinikum AG	374,047	8,556
	Wincor Nixdorf AG	98,381	8,131
*,^	SGL Carbon SE	148,121	7,881
	Stada Arzneimittel AG	176,546	7,806
	Axel Springer AG	44,556	7,303
*	Kloeckner & Co. SE	200,644	7,204
^	RWE AG Prior Pfd.	117,401	7,141
	United Internet AG	364,860	7,138

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	ProSiebenSat.1 Media AG Prior Pfd.	231,389	6,631
	Aurubis AG	108,884	6,435
	Suedzucker AG	201,585	6,215
^	Fuchs Petrolub AG Prior Pfd.	36,212	5,930
	Celesio AG	234,360	5,693
^	Wirecard AG	294,863	5,629
*,^	TUI AG	416,559	5,318
	Puma AG Rudolf Dassler Sport	15,917	5,305
	Deutsche Euroshop AG	126,409	5,107
*,^	Leoni AG	87,101	4,796
*,^	Sky Deutschland AG	1,088,838	4,784
^	Hugo Boss AG Prior Pfd.	46,585	4,620
^	Solarworld AG	263,529	4,217
*	Aareal Bank AG	138,906	4,211
	Freenet AG	325,400	4,138
	ElringKlinger AG	117,839	4,130
*	Deutsche Wohnen AG	252,475	3,974
*	Dialog Semiconductor plc	189,886	3,955
	Fielmann AG	36,989	3,934
	Douglas Holding AG	66,944	3,923
	Pfeiffer Vacuum Technology AG	28,203	3,917
^	Gildemeister AG	153,537	3,892
	Gerresheimer AG	78,362	3,788
	Vossloh AG	26,058	3,747
^	Hamburger Hafen und Logistik AG	75,856	3,681
*	Krones AG	42,014	3,399
	Demag Cranes AG	62,330	3,349
	Daimler AG	41,496	3,191
*	Rational AG	10,630	2,937
	GFK SE	50,609	2,878
^	CTS Eventim AG	37,100	2,781
	Alstria Office REIT-AG	171,162	2,719
*	Heidelberger Druckmaschinen AG	598,864	2,672
^	Fuchs Petrolub AG	18,422	2,667
*	IVG Immobilien AG	295,770	2,496
	GAGFAH SA	265,866	2,416
	Jungheinrich AG Prior Pfd.	50,844	2,333
	Carl Zeiss Meditec AG	101,636	2,212
^	BayWa AG	46,365	2,188
	Praktiker Bau- und Heimwerkermaerkte Holding AG	182,902	2,165
^	Draegerwerk AG & Co. KGaA Prior Pfd.	20,256	2,126
*	KUKA AG	75,814	2,066
	Kontron AG	159,703	1,966
*	Morphosys AG	65,651	1,931
*	Stroer Out-of-Home Media AG	56,422	1,840
*	TAG Immobilien AG	165,668	1,764
*	Indus Holding AG	51,803	1,712
^	Delticom AG	15,176	1,649
*,^	Nordex SE	164,293	1,648
*,^	Centrotherm Photovoltaics AG	27,210	1,646
*	Deutz AG	172,669	1,578
*,^	Balda AG	117,948	1,572
	KWS Saat AG	6,580	1,502
	Gerry Weber International AG	22,954	1,494
^	Grenkeleasing AG	24,728	1,477
*,^	Drillisch AG	128,781	1,456
	MLP AG	146,241	1,451
*,^	Asian Bamboo AG	28,559	1,439
*,^	Q-Cells SE	338,177	1,438
	Bauer AG	26,661	1,435
*,^	Roth & Rau AG	41,739	1,431
	Bechtle AG	30,002	1,427
*,^	Wacker Neuson SE	70,144	1,345
^	Sartorius AG Prior Pfd.	25,445	1,311

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Evotec AG	279,864	1,264
*,^	Comdirect Bank AG	101,027	1,253
*	Sto AG Prior Pfd.	7,282	1,219
	H&R WASAG AG	38,539	1,207
	Sixt AG	21,211	1,069
	Deutsche Beteiligungs AG	35,205	1,033
*	Sixt AG Prior Pfd.	25,010	1,011
*	Jenoptik AG	122,660	1,007
*,^	Biotest AG Prior Pfd.	14,667	986
^	Takkt AG	56,426	971
	DIC Asset AG	65,381	880
*,^	Solar Millennium AG	28,667	878
	Stratec Biomedical Systems AG	19,237	867
*,^	Duerr AG	22,245	867
^	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	28,861	857
	Bertrandt AG	11,610	850
*	Grammer AG	30,087	841
*	CENTROTEC Sustainable AG	23,923	838
*	ADVA AG Optical Networking	107,102	832
*	QSC AG	217,870	829
*,^	Singulus Technologies AG	111,428	784
	Medion AG	54,074	779
*	VTG AG	30,355	775
^	Draegerwerk AG & Co. KGaA	8,718	747
	Gesco AG	8,057	685
*,^	Biotest AG	9,337	660
^	Phoenix Solar AG	20,079	648
*	Homag Group AG	26,658	645
*	XING AG	9,038	642
*	Nemetschek AG	13,411	632
*	Cewe Color Holding AG	12,665	615
*	Patrizia Immobilien AG	74,721	558
*	Tipp24 SE	11,445	550
	CAT Oil AG	41,536	511
*	Air Berlin plc	109,583	490
	CropEnergies AG	59,855	483
	KSB AG	508	453
*	Manz Automation AG	6,427	450
*	Constantin Medien AG	146,557	449
*	DAB Bank AG	54,063	347
*	Verbio AG	54,229	340
*,^	Colonia Real Estate AG	40,511	311
*	R Stahl AG	6,560	301
^	OHB Technology AG	15,036	285
*,^	Conergy AG	399,659	231
*	Zhongde Waste Technology AG	16,785	224
*,^	Loewe AG	22,670	211
*	Envitec Biogas AG	10,278	158
*	Daldrup & Soehne AG	4,676	141
*,^	Pfleiderer AG	95,260	99
			3,594,243
Greece (0.2%)
	National Bank of Greece SA	2,734,164	21,142
	Coca Cola Hellenic Bottling Co. SA	548,725	15,174
	OPAP SA	677,971	14,355
	Bank of Cyprus plc	2,588,449	9,439
*	Alpha Bank AE	1,530,243	8,921
	Hellenic Telecommunications Organization SA	523,594	6,210
	Public Power Corp. SA	349,846	5,789
*	Piraeus Bank SA	3,431,982	5,587
*	EFG Eurobank Ergasias SA	976,286	5,495
	Titan Cement Co. SA	166,879	4,450
	Marfin Popular Bank PCL	3,188,176	3,871
	Hellenic Petroleum SA	270,665	2,884

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Hellenic Telecommunications Organization SA ADR	420,742	2,461
	JUMBO SA	270,998	2,184
*	TT Hellenic Postbank SA	464,713	1,997
	Marfin Investment Group SA	1,829,316	1,923
	Motor Oil Hellas Corinth Refineries SA	141,611	1,878
*	Folli Follie Group	97,511	1,841
*	Mytilineos Holdings SA	228,137	1,817
	Ellaktor SA	393,917	1,785
*	Viohalco	289,512	1,716
	Hellenic Exchanges SA	181,039	1,447
	Frigoglass SA	68,919	1,169
	Intralot SA-Integrated Lottery Systems & Services	315,162	1,125
	National Bank of Greece SA ADR	677,582	1,077
	Metka SA	74,219	994
	Fourlis Holdings SA	108,853	896
	Athens Water Supply & Sewage Co. SA	91,291	714
	GEK Terna Holding Real Estate Construction SA	184,045	668
*	Geniki Bank	262,913	489
*	Piraeus Port Authority	21,830	475
	Eurobank Properties Real Estate Investment Co.	50,776	451
*	Agricultural Bank of Greece	644,783	439
	Terna Energy SA	94,502	434
*	Sidenor Steel Products Manufacturing Co. SA	91,272	368
*	Attica Bank	225,789	291
	Diagnostic & Therapeutic Center of Athens Hygeia SA	305,499	196
	Aegean Airlines SA	61,218	178
	Thessaloniki Water Supply & Sewage Co. SA	23,335	162
*	Forthnet SA	194,032	132
	Alapis Holding Industrial and Commercial SA	490,328	131
*	J&P-Avax SA	77,324	125
			132,880
Hong Kong (1.9%)
*	AIA Group Ltd.	23,525,917	79,341
	Hutchison Whampoa Ltd.	6,409,000	73,297
	Hong Kong Exchanges and Clearing Ltd.	3,080,000	70,434
	Sun Hung Kai Properties Ltd.	4,249,000	66,550
	Cheung Kong Holdings Ltd.	4,178,000	65,939
	CLP Holdings Ltd.	5,802,500	47,727
	Li & Fung Ltd.	8,452,000	43,256
	Hang Seng Bank Ltd.	2,303,700	36,007
	Swire Pacific Ltd. Class A	2,315,000	35,432
	BOC Hong Kong Holdings Ltd.	11,104,500	34,907
	Wharf Holdings Ltd.	4,563,700	33,490
	Hang Lung Properties Ltd.	7,394,000	32,971
	Hong Kong & China Gas Co. Ltd.	12,948,800	32,160
	Power Assets Holdings Ltd.	4,163,000	29,152
	Henderson Land Development Co. Ltd.	3,285,000	22,547
	Link REIT	6,654,500	20,973
*	Sands China Ltd.	7,271,000	20,431
	Bank of East Asia Ltd.	4,591,420	19,010
	Wynn Macau Ltd.	4,680,000	16,702
	Hang Lung Group Ltd.	2,443,000	16,462
	MTR Corp.	4,360,000	15,920
	Esprit Holdings Ltd.	3,471,969	14,490
	Sino Land Co. Ltd.	7,840,000	13,826
	New World Development Ltd.	7,662,000	13,484
	Shangri-La Asia Ltd.	4,259,500	11,892
	Kerry Properties Ltd.	2,179,500	11,654
	Wheelock & Co. Ltd.	2,766,000	11,422
	SJM Holdings Ltd.	4,860,000	10,501
	Cathay Pacific Airways Ltd.	3,587,000	8,963
	Hysan Development Co. Ltd.	1,899,000	8,879
	ASM Pacific Technology Ltd.	592,100	7,976
	Yue Yuen Industrial Holdings Ltd.	2,212,000	7,642

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Cheung Kong Infrastructure Holdings Ltd.	1,350,000	6,586
	First Pacific Co. Ltd.	6,532,000	6,153
	Wing Hang Bank Ltd.	529,000	5,897
	NWS Holdings Ltd.	3,963,886	5,846
	Xinyi Glass Holdings Ltd.	4,786,000	5,780
	AAC Acoustic Technologies Holdings Inc.	2,050,000	5,369
	Hopewell Holdings Ltd.	1,735,000	5,246
^	VTech Holdings Ltd.	456,800	5,217
	Lifestyle International Holdings Ltd.	1,790,500	5,130
	Television Broadcasts Ltd.	867,000	5,097
	Orient Overseas International Ltd.	655,000	5,027
	PCCW Ltd.	12,083,000	4,798
^	Techtronic Industries Co.	3,382,000	4,625
^	Champion REIT	7,572,000	4,390
*,^	Foxconn International Holdings Ltd.	6,549,000	3,871
	Hongkong & Shanghai Hotels	2,016,000	3,556
	Luk Fook Holdings International Ltd.	878,000	3,256
	Pacific Basin Shipping Ltd.	5,186,000	3,225
	Giordano International Ltd.	4,390,000	3,171
	Johnson Electric Holdings Ltd.	5,140,000	3,158
	Trinity Ltd.	2,880,000	3,117
	Great Eagle Holdings Ltd.	822,000	2,927
*	G-Resources Group Ltd.	37,404,000	2,894
	Dah Chong Hong Holdings Ltd.	2,478,000	2,837
	Brightoil Petroleum Holdings Ltd.	5,971,000	2,634
*	Mongolia Energy Corp. Ltd.	10,666,000	2,514
	Dah Sing Financial Holdings Ltd.	390,000	2,445
	Chow Sang Sang Holdings International Ltd.	851,000	2,337
	Cafe de Coral Holdings Ltd.	966,000	2,248
*,^	United Laboratories International Holdings Ltd.	1,198,000	2,023
	Vitasoy International Holdings Ltd.	2,308,000	1,984
^	Melco International Development Ltd.	2,319,000	1,973
	Texwinca Holdings Ltd.	1,708,000	1,927
	Hong Kong Aircraft Engineering Co. Ltd.	125,600	1,860
^	SmarTone Telecommunications Holding Ltd.	1,198,000	1,856
	Stella International Holdings Ltd.	814,000	1,849
	Shun Tak Holdings Ltd.	2,958,000	1,848
*	Singamas Container Holdings Ltd.	3,950,000	1,811
^	SA SA International Holdings Ltd.	2,944,000	1,766
	Dah Sing Banking Group Ltd.	1,086,400	1,758
	Value Partners Group Ltd.	1,943,000	1,752
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,820,000	1,523
	EVA Precision Industrial Holdings Ltd.	1,680,000	1,443
*	Golden Resorts Group Ltd.	9,298,000	1,427
	Shui On Construction and Materials Ltd.	1,038,000	1,396
	Man Wah Holdings Ltd.	1,110,000	1,376
	Midland Holdings Ltd.	1,726,000	1,337
^	K Wah International Holdings Ltd.	3,269,000	1,300
	Kowloon Development Co. Ltd.	983,000	1,293
	Sunlight Real Estate Investment Trust	3,524,000	1,144
^	Emperor Watch & Jewellery Ltd.	7,380,000	1,068
*	Apollo Solar Energy Technology Holdings Ltd.	14,204,000	1,010
*	China WindPower Group Ltd.	9,360,000	977
	Silver base Group Holdings Ltd.	1,151,000	950
*	Regal Real Estate Investment Trust	2,773,000	947
*	China Daye Non-Ferrous Metals Mining Ltd.	11,944,000	941
	IT Ltd.	1,150,000	928
	Pacific Textile Holdings Ltd.	1,429,000	927
	HKR International Ltd.	1,538,400	899
*,^	King Stone Energy Group Ltd.	37,100,000	893
	TAI Cheung Holdings	1,143,000	862
^	Mingfa Group International Co. Ltd.	2,549,000	850
*	Titan Petrochemicals Group Ltd.	10,180,000	840
	Prosperity REIT	3,458,000	833

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	eSun Holdings Ltd.	2,308,000	828
	Far East Consortium	3,320,000	818
	Get Nice Holdings Ltd.	10,764,000	806
	Lee & Man Holding Ltd.	650,000	793
	Chong Hing Bank Ltd.	310,000	793
^	Regal Hotels International Holdings Ltd.	1,734,000	780
^	Citic Telecom International Holdings Ltd.	2,728,000	778
	Emperor International Holdings	3,431,333	748
*	Thunder Sky Battery Ltd.	8,960,000	741
^	City Telecom HK Ltd.	981,000	738
*,^	Fook Woo Group Holdings Ltd.	2,310,000	719
	Glorious Sun Enterprises Ltd.	1,496,000	613
	Public Financial Holdings Ltd.	938,000	586
	Liu Chong Hing Investment	416,000	586
	Pearl Oriental Innovation Ltd.	3,535,000	574
	Pacific Andes International Holdings Ltd.	3,504,000	574
	Hutchison Harbour Ring Ltd.	4,950,000	568
*	CK Life Sciences International Holdings Inc.	8,230,000	562
	Fubon Bank Hong Kong Ltd.	838,000	554
	Dickson Concepts International Ltd.	698,000	552
*	Lai Sun Development	15,636,000	535
^	Guotai Junan International Holdings Ltd.	1,168,000	535
^	Victory City International Holdings Ltd.	2,376,000	531
*	Tom Group Ltd.	4,450,000	527
	Newocean Energy Holdings Ltd.	2,610,000	512
*	China Properties Group Ltd.	1,537,000	486
	Pico Far East Holdings Ltd.	2,464,000	483
*	Polytec Asset Holdings Ltd.	3,175,000	479
*	Burwill Holdings Ltd.	8,150,000	478
*	Neo Telemedia Ltd.	34,000,000	461
	Pacific Century Premium Developments Ltd.	2,411,000	460
*	Natural Beauty Bio-Technology Ltd.	1,860,000	460
	Costin New Materials Group Ltd.	663,000	432
^	Bonjour Holdings Ltd.	2,440,000	425
*,^	China Energy Development Holdings Ltd.	11,430,000	420
	Chen Hsong Holdings	720,000	406
*	Apac Resources Ltd.	6,960,000	404
*	Paliburg Holdings Ltd.	1,022,000	402
	Haitong International Securities Group Ltd.	608,000	400
*	VST Holdings Ltd.	1,390,000	397
	SUNeVision Holdings Ltd.	3,231,000	387
	Regent Pacific Group Ltd.	9,190,000	384
*,^	Sino-Tech International Holdings Ltd.	17,290,000	381
*,^	Theme International Holdings Ltd.	4,200,000	378
*,^	Richfield Group Holdings Ltd.	3,680,000	366
*	Zhuguang Holdings Group Co. Ltd.	1,616,000	364
*	First Shanghai Investments Ltd.	2,632,000	363
*	Shenyin Wanguo HK Ltd.	790,000	347
^	Neo-Neon Holdings Ltd.	856,000	314
	Sing Tao News Corp. Ltd.	1,026,000	309
*	Rising Development Holdings Ltd.	1,392,000	290
*	China Ting Group Holdings Ltd.	1,962,000	281
*	Next Media Ltd.	2,036,000	252
*	Century City International Holdings Ltd.	3,248,000	251
	iOne Holdings Ltd.	7,600,000	232
*	Oriental Press Group	1,474,000	198
*	Win Hanverky Holdings Ltd.	1,394,000	185
*	Wai Chun Mining Industry Group Co. Ltd.	8,990,000	179
*	Artel Solutions Group Holdings Ltd.	3,620,000	140
*	Hannstar Board International Holdings Ltd.	1,132,000	124
	Luks Group Vietnam Holdings Co. Ltd.	382,000	123
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	117,650	98
*,^	RCG Holdings Ltd.	361,000	98

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	428,800	12
			1,129,359
Hungary (0.1%)
*	OTP Bank plc	717,800	25,484
*	MOL Hungarian Oil and Gas plc	126,339	17,657
	Richter Gedeon Nyrt	42,049	8,799
	Magyar Telekom Telecommunications plc	1,439,813	4,913
*	Egis Gyogyszergyar Nyrt	10,621	1,165
*,^	FHB Mortgage Bank plc	63,849	371
*	Fotex Holding SE	78,093	173
			58,562
India (1.8%)
	Infosys Technologies Ltd.	1,383,408	90,947
	Reliance Industries Ltd.	3,944,163	87,708
	Housing Development Finance Corp.	3,255,468	52,079
	ICICI Bank Ltd.	1,876,880	47,431
	Tata Consultancy Services Ltd.	1,413,854	37,284
	HDFC Bank Ltd.	600,593	31,183
	ITC Ltd.	6,725,681	29,315
	Larsen & Toubro Ltd.	621,090	22,442
	Tata Motors Ltd.	785,917	22,004
	Axis Bank Ltd.	620,359	18,067
	Hindustan Unilever Ltd.	2,633,686	16,998
	Jindal Steel & Power Ltd.	1,129,280	16,756
	Sterlite Industries India Ltd.	4,035,329	16,629
	Hindalco Industries Ltd.	3,362,780	16,462
	Bharat Heavy Electricals Ltd.	356,325	16,141
	Oil & Natural Gas Corp. Ltd.	2,310,959	16,111
	Mahindra & Mahindra Ltd.	810,256	13,879
	ICICI Bank Ltd. ADR	271,355	13,676
	HDFC Bank Ltd. ADR	79,203	13,631
	Coal India Ltd.	1,531,220	13,197
	Tata Steel Ltd.	925,747	12,937
	GAIL India Ltd.	1,145,620	12,331
	NTPC Ltd.	2,734,946	11,281
	Wipro Ltd.	1,108,259	11,277
	State Bank of India	157,294	9,995
	Adani Enterprises Ltd.	702,728	9,953
	Sun Pharmaceutical Industries Ltd.	941,889	9,933
	Infrastructure Development Finance Co. Ltd.	2,882,184	9,493
	Hero Honda Motors Ltd.	243,610	9,425
*	Cairn India Ltd.	1,132,231	8,946
	Bajaj Auto Ltd.	264,518	8,835
	Tata Power Co. Ltd.	293,232	8,658
	Power Grid Corp. of India Ltd.	3,390,645	8,023
	Kotak Mahindra Bank Ltd.	819,921	7,984
	Sesa Goa Ltd.	1,034,772	7,364
	Cipla Ltd.	991,360	6,949
	Dr Reddy's Laboratories Ltd.	182,401	6,903
	Ambuja Cements Ltd.	1,862,443	6,674
	Maruti Suzuki India Ltd.	209,094	6,242
	DLF Ltd.	1,221,303	6,161
	Jaiprakash Associates Ltd.	2,913,775	6,117
	HCL Technologies Ltd.	492,590	5,816
	United Spirits Ltd.	245,458	5,758
	JSW Steel Ltd.	265,877	5,709
	Ultratech Cement Ltd.	209,857	5,176
*	Reliance Power Ltd.	1,716,933	5,078
	Reliance Infrastructure Ltd.	338,241	5,057
	Steel Authority of India Ltd.	1,390,813	5,024
^	Wipro Ltd. ADR	364,693	5,022
	Rural Electrification Corp. Ltd.	908,655	4,910
	Dr Reddy's Laboratories Ltd. ADR	124,619	4,890
	Lupin Ltd.	455,420	4,546

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	LIC Housing Finance Ltd.	868,368	4,317
	Zee Entertainment Enterprises Ltd.	1,386,185	4,229
	ACC Ltd.	162,480	4,093
	Siemens India Ltd.	204,091	4,002
	Bharat Petroleum Corp. Ltd.	269,025	3,834
	Canara Bank	266,399	3,812
	Reliance Capital Ltd.	292,004	3,725
	Reliance Communications Ltd.	1,609,310	3,645
	Federal Bank Ltd.	364,089	3,462
	Ranbaxy Laboratories Ltd.	324,022	3,358
	Unitech Ltd.	3,725,675	3,120
*	Satyam Computer Services Ltd.	1,749,201	2,983
	IndusInd Bank Ltd.	494,148	2,909
*	Indiabulls Real Estate Ltd.	1,006,385	2,847
	Indiabulls Financial Services Ltd.	643,059	2,596
*	GMR Infrastructure Ltd.	3,013,224	2,582
*	Suzlon Energy Ltd.	2,085,045	2,507
	Piramal Healthcare Ltd.	237,784	2,471
	United Phosphorus Ltd.	693,465	2,375
	Bharat Forge Ltd.	296,222	2,333
	State Bank of India GDR	16,639	2,283
	Aditya Birla Nuvo Ltd.	111,130	2,183
	Tata Global Beverages Ltd.	948,146	2,163
	Sintex Industries Ltd.	529,863	2,083
	Patni Computer Systems Ltd.	208,625	2,020
*	Housing Development & Infrastructure Ltd.	541,783	1,975
	Apollo Hospitals Enterprise Ltd.	173,030	1,859
	Mahindra & Mahindra Financial Services Ltd.	108,366	1,797
	Indian Hotels Co. Ltd.	939,062	1,756
	Aurobindo Pharma Ltd.	381,733	1,682
	Bajaj Holdings and Investment Ltd.	92,396	1,642
	Motherson Sumi Systems Ltd.	307,075	1,603
	Bajaj Finserv Ltd.	133,199	1,595
	Shree Renuka Sugars Ltd.	989,952	1,580
	IFCI Ltd.	1,338,186	1,574
	Educomp Solutions Ltd.	144,249	1,560
	Opto Circuits India Ltd.	224,300	1,532
*	Dish TV India Ltd.	973,630	1,500
	Jindal Saw Ltd.	320,750	1,457
*	ING Vysya Bank Ltd.	180,494	1,414
	Marico Ltd.	438,576	1,394
	NCC Ltd.	593,283	1,375
*	MAX India Ltd.	350,204	1,329
	India Cements Ltd.	574,827	1,294
	Bombay Rayon Fashions Ltd.	196,114	1,293
*	GVK Power & Infrastructure Ltd.	2,354,823	1,291
	Pidilite Industries Ltd.	360,224	1,283
	IVRCL Ltd.	712,193	1,278
	Indian Overseas Bank	366,656	1,266
	Financial Technologies India Ltd.	63,975	1,250
	Areva T&D India Ltd.	194,127	1,227
	CESC Ltd.	170,012	1,187
	Biocon Ltd.	139,271	1,164
	Jammu & Kashmir Bank Ltd.	63,298	1,157
	Amtek Auto Ltd.	308,243	1,140
	PTC India Ltd.	544,741	1,101
	Gujarat NRE Coke Ltd.	944,054	1,076
	Voltas Ltd.	285,043	1,067
	IRB Infrastructure Developers Ltd.	267,440	1,066
	Welspun Corp. Ltd.	240,462	1,044
	Great Eastern Shipping Co. Ltd.	155,946	1,005
	Syndicate Bank	370,120	979
	McLeod Russel India Ltd.	156,798	937
*	Videocon Industries Ltd.	205,484	921

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Shree Cement Ltd.	20,062	913
	Strides Arcolab Ltd.	100,710	881
	Andhra Bank	276,302	869
	Gujarat State Petronet Ltd.	381,452	851
*	Manappuram General Finance & Leasing Ltd.	282,493	850
*	Ispat Industries Ltd.	1,641,573	843
	Hexaware Technologies Ltd.	536,966	840
	Emami Ltd.	89,406	839
	UCO Bank	347,285	822
	EID Parry India Ltd.	152,587	817
*	Fortis Healthcare India Ltd.	231,052	812
	South Indian Bank Ltd.	1,577,289	812
	Monnet Ispat & Energy Ltd.	67,882	806
	Rolta India Ltd.	252,626	789
	Hindustan Construction Co.	985,122	788
	GTL Ltd.	83,258	787
	Punj Lloyd Ltd.	516,076	779
	HCL Infosystems Ltd.	306,285	770
	Gujarat Gas Co. Ltd.	90,963	757
	Havells India Ltd.	83,783	753
	Cox & Kings Ltd.	79,214	749
*	Pipavav Shipyard Ltd.	379,302	744
	EIH Ltd.	367,137	717
*	Jubilant Foodworks Ltd.	42,698	714
	Indraprastha Gas Ltd.	95,709	697
	Redington India Ltd.	346,194	691
	India Infoline Ltd.	413,149	674
	Phoenix Mills Ltd.	145,069	673
	Karnataka Bank Ltd.	261,954	672
	Dewan Housing Finance Corp. Ltd.	118,634	672
	Gujarat Mineral Development Corp. Ltd.	210,887	668
	Karur Vysya Bank Ltd.	71,867	668
	Alok Industries Ltd.	1,099,570	664
	Pfizer Ltd.	20,625	638
	Alstom Projects India Ltd.	45,450	634
	Ruchi Soya Industries Ltd.	271,175	634
	Sobha Developers Ltd.	97,766	632
	Nirma Ltd.	108,795	629
	Jagran Prakashan Ltd.	221,784	626
*	Balrampur Chini Mills Ltd.	369,329	623
	Core Projects & Technologies Ltd.	85,505	593
	Ipca Laboratories Ltd.	85,489	586
	Bayer CropScience Ltd.	27,200	586
	Anant Raj Industries Ltd.	294,201	585
	Tube Investments Of India	181,597	578
	AIA Engineering Ltd.	69,415	573
	Maharashtra Seamless Ltd.	69,574	567
*	Raymond Ltd.	70,153	560
*	Shopper's Stop Ltd.	69,205	551
*	KSK Energy Ventures Ltd.	212,285	545
	Eicher Motors Ltd.	19,222	544
	Chambal Fertilizers & Chemicals Ltd.	276,147	534
*	S Kumars Nationwide Ltd.	340,267	526
	Gujarat Fluorochemicals	62,775	526
	SKF India Ltd.	36,543	526
*	SKS Microfinance Ltd.	51,013	524
	Century Textile & Industries Ltd.	64,293	524
*	UTV Software Communications Ltd.	35,737	523
*	Jet Airways India Ltd.	47,718	517
	Blue Star Ltd.	61,674	514
*	Infotech Enterprises Ltd.	141,024	511
	State Bank of Bikaner & Jaipur	40,983	510
	Berger Paints India Ltd.	237,323	504
*	Uttam Galva Steels Ltd.	186,236	498

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Orissa Minerals Development Co. Ltd.	397	498
*	Arvind Ltd.	298,274	497
	Bajaj Finance Ltd.	31,096	493
	Gitanjali Gems Ltd.	81,509	493
	Usha Martin Ltd.	332,841	491
*	Mahanagar Telephone Nigam	448,634	490
*	Sujana Towers Ltd.	561,895	487
	Dena Bank	205,970	486
	Lakshmi Machine Works Ltd.	8,644	480
	State Bank of Travancore	27,083	476
	Nava Bharat Ventures Ltd.	85,032	472
	MRF Ltd.	2,915	470
*	BF Utilities Ltd.	24,986	470
	Orchid Chemicals & Pharmaceuticals Ltd.	68,152	467
*	Wockhardt Ltd.	60,362	467
	CMC Ltd.	10,023	462
	Gujarat State Fertilisers & Chemicals Ltd.	54,479	460
*	GTL Infrastructure Ltd.	559,641	459
*	Whirlpool of India Ltd.	71,869	457
	Vijaya Bank	239,735	451
	BEML Ltd.	28,429	447
*	Rallis India Ltd.	13,219	446
*	Tata Teleservices Maharashtra Ltd.	1,063,364	446
	Tulip Telecom Ltd.	124,890	442
	Jubilant Life Sciences Ltd.	108,394	442
	Ballarpur Industries Ltd.	563,279	440
	Gammon India Ltd.	169,161	440
	Sundaram Finance Ltd.	36,443	437
	Escorts Ltd.	139,878	435
	Unichem Laboratories Ltd.	98,237	426
	Bajaj Electricals Ltd.	68,698	420
	SREI Infrastructure Finance Ltd.	358,410	419
	Triveni Engineering & Industries Ltd.	177,416	418
	TVS Motor Co. Ltd.	325,793	416
	Aban Offshore Ltd.	28,848	413
	Bata India Ltd.	42,658	413
	Hindustan Oil Exploration Co. Ltd.	86,584	413
	REI Agro Ltd.	684,313	410
	Kwality Dairy India Ltd.	120,290	405
	TTK Prestige Ltd.	7,507	403
	Jai Corp. Ltd.	101,667	401
*	Hathway Cables and Datacom Ltd.	143,463	401
*	Birla Corp. Ltd.	48,851	393
*	Himachal Futuristic Communications	876,717	390
	Novartis India Ltd.	23,220	389
*	Development Credit Bank Ltd.	288,897	388
	Gateway Distriparks Ltd.	139,428	384
	KS Oils Ltd.	504,548	380
	Edelweiss Capital Ltd.	447,774	375
	Sterling Biotech Ltd.	178,169	373
	Bajaj Hindusthan Ltd.	218,706	372
*	Dhanlaxmi Bank Ltd.	129,936	369
*	IBN18 Broadcast Ltd.	169,933	365
	Prism Cement Ltd.	286,759	364
	Tata Investment Corp. Ltd.	30,275	363
	Greaves Cotton Ltd.	169,824	360
	Everonn Education Ltd.	24,457	356
	Sterlite Technologies Ltd.	249,505	347
	Madras Cements Ltd.	154,316	346
	Geodesic Ltd.	183,928	345
	Mercator Lines Ltd.	370,865	344
	Peninsula Land Ltd.	260,472	339
*	KPIT Cummins Infosystems Ltd.	89,406	332
*	BASF India Ltd.	23,396	330

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Sun Pharma Advanced Research Co. Ltd.	167,399	329
	KEC International Ltd.	170,144	327
*	Polaris Software Lab Ltd.	72,774	325
	Clariant Chemicals India Ltd.	19,759	325
	SRF Ltd.	42,666	323
	Amtek India Ltd.	156,085	323
	Abbott India Ltd.	9,074	323
	Great Offshore Ltd.	51,967	322
	NIIT Technologies Ltd.	75,464	322
*	Kirloskar Oil Engines Ltd.	94,001	321
	eClerx Services Ltd.	20,045	318
*	Deccan Chronicle Holdings Ltd.	175,067	317
	Rajesh Exports Ltd.	162,006	315
	Kalpataru Power Transmission Ltd.	107,694	312
	Trent Ltd.	13,500	306
	FDC Ltd.	129,761	304
	SE Investments Ltd.	760,350	302
*	Parsvnath Developers Ltd.	304,956	301
	Supreme Industries Ltd.	85,132	300
	Zydus Wellness Ltd.	22,259	299
*	Zuari Industries Ltd.	19,189	298
	Kemrock Industries & Exports Ltd.	25,655	296
	Radico Khaitan Ltd.	90,354	295
	NIIT Ltd.	231,147	293
*	Network 18 Media & Investments Ltd.	79,862	291
	VIP Industries Ltd.	18,734	289
	Uflex Ltd.	62,820	288
	City Union Bank Ltd.	290,759	287
	Mahindra Lifespace Developers Ltd.	33,479	284
*	Vardhman Textiles Ltd.	43,714	279
	Bombay Dyeing & Manufacturing Co. Ltd.	31,098	277
	Sunteck Realty Ltd.	35,871	274
*	Motilal Oswal Financial Services Ltd.	81,485	273
*	Television Eighteen India Ltd.	146,884	270
	Simplex Infrastructures Ltd.	35,961	267
	Gujarat Narmada Valley Fertilizers Co. Ltd.	109,481	267
	Amara Raja Batteries Ltd.	58,387	254
	Deepak Fertilizers & Petrochemicals Corp. Ltd.	65,290	252
	Graphite India Ltd.	117,261	251
*	Asahi India Glass Ltd.	105,677	249
	Navneet Publications India Ltd.	177,002	247
*	OnMobile Global Ltd.	38,907	246
	Bilcare Ltd.	25,282	246
*	SpiceJet Ltd.	264,169	246
	Jindal Poly Films Ltd.	25,478	245
	ABG Shipyard Ltd.	28,182	240
	Jyothy Laboratories Ltd.	50,569	237
*	JSL Stainless Ltd.	116,043	235
	Cholamandalam Investment and Finance Co. Ltd.	62,644	231
	Karuturi Global Ltd.	763,632	230
	Prraneta Industries Ltd.	159,208	227
	Hotel Leela Venture Ltd.	238,890	225
*	Praj Industries Ltd.	122,701	225
*	Elgi Equipments Ltd.	112,520	220
	Monsanto India Ltd.	5,224	213
	Kesoram Industries Ltd.	47,614	210
*	MindTree Ltd.	25,295	210
	Finolex Industries Ltd.	89,811	209
	Glodyne Technoserve Ltd.	22,090	207
	Noida Toll Bridge Co. Ltd.	329,465	205
*	HeidelbergCement India Ltd.	181,561	205
	Nagarjuna Fertilizers & Chemicals	283,754	204
*	Gruh Finance Ltd.	20,918	199
	Jyoti Structures Ltd.	102,467	198

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Panacea Biotec Ltd.	46,035	197
	Ansal Properties & Infrastructure Ltd.	194,615	197
	Orient Paper & Industries Ltd.	146,364	195
*	Bajaj Corp. Ltd.	15,198	193
*	Jindal South West Holdings Ltd.	7,362	190
*	Indian Metals & Ferro Alloys Ltd.	15,215	189
*	Ingersoll-Rand India Ltd.	16,369	186
*	Prakash Industries Ltd.	96,277	186
	Shiv-Vani Oil & Gas Exploration Services Ltd.	27,023	185
	Ess Dee Aluminium Ltd.	17,585	184
*	Gammon Infrastructure Projects Ltd.	424,627	183
	Grindwell Norton Ltd.	34,946	182
	Gujarat Industries Power Co. Ltd.	92,501	182
*	Patel Engineering Ltd.	48,150	176
*	Kingfisher Airlines Ltd.	176,394	175
	JBF Industries Ltd.	41,998	171
*	Dalmia Bharat Enterprises Ltd.	42,605	171
	Rain Commodities Ltd.	41,774	168
	Sundram Fasteners Ltd.	123,635	168
	Shree Ashtavinyak Cine Vision Ltd.	1,139,830	164
*	Finolex Cables Ltd.	137,776	164
*	IL & FS Investment Managers Ltd.	197,191	163
	Elder Pharmaceuticals Ltd. Class A	18,882	159
	Jai Balaji Industries Ltd.	35,828	158
	Madhucon Projects Ltd.	65,001	158
	Merck Ltd.	10,931	157
	ICSA India Ltd.	58,009	152
*	Entertainment Network India Ltd.	27,858	152
*	Texmaco Rail & Engineering Ltd.	90,519	152
	Adhunik Metaliks Ltd.	74,216	152
*	DEN Networks Ltd.	66,965	151
	Indiabulls Securities Ltd.	405,268	150
*	Brigade Enterprises Ltd.	71,168	149
	Time Technoplast Ltd.	122,258	149
	ICRA Ltd.	5,952	149
	Moser Baer India Ltd.	144,862	145
	Reliance Industrial Infrastructure Ltd.	10,015	144
	Electrosteel Castings Ltd.	202,033	144
	Gokul Refoils & Solvent Ltd.	64,322	139
	Lakshmi Vilas Bank Ltd.	55,693	138
	Everest Kanto Cylinder Ltd.	71,177	135
	JK Cement Ltd.	46,320	133
	Aptech Ltd.	54,360	131
*	Hindustan Media Ventures Ltd.	40,780	131
	HEG Ltd.	25,567	129
*	3i Infotech Ltd.	115,120	129
	Balmer Lawrie & Co. Ltd.	9,004	121
	Orbit Corp. Ltd.	107,982	117
	Provogue India Ltd.	117,030	114
	Gulf Oil Corp. Ltd.	58,766	113
*	Firstsource Solutions Ltd.	257,771	113
*	Reliance MediaWorks Ltd.	31,869	113
*	Consolidated Construction Consortium Ltd.	104,438	112
	Dishman Pharmaceuticals & Chemicals Ltd.	47,150	103
	Advanta India Ltd.	16,819	100
	Ganesh Housing Corp. Ltd.	30,791	99
	TRF Ltd.	7,313	98
	Lakshmi Energy & Foods Ltd.	78,753	85
	Mastek Ltd.	30,475	81
	Sanghvi Movers Ltd.	28,857	79
	Allied Digital Services Ltd.	27,509	57
	Texmaco Ltd.	76,379	56
	United Breweries Holdings Ltd.	8,075	34

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Vardhman Textiles Ltd.	8,742	4
			1,058,916
Indonesia (0.6%)
	Astra International Tbk PT	6,018,000	39,552
	Bank Central Asia Tbk PT	36,722,500	31,806
	Telekomunikasi Indonesia Tbk PT	30,047,000	27,083
	Bank Rakyat Indonesia Persero Tbk PT	33,011,500	24,925
	Bank Mandiri Tbk PT	27,973,624	23,396
	Bumi Resources Tbk PT	55,946,500	22,481
	Perusahaan Gas Negara PT	32,788,500	15,356
	United Tractors Tbk PT	4,467,500	12,152
	Bank Negara Indonesia Persero Tbk PT	22,122,495	10,481
	Semen Gresik Persero Tbk PT	8,881,000	9,867
	Indocement Tunggal Prakarsa Tbk PT	4,430,500	8,812
	Indofood Sukses Makmur Tbk PT	13,231,000	8,587
	Unilever Indonesia Tbk PT	4,617,500	8,263
	Gudang Garam Tbk PT	1,724,500	8,192
	Adaro Energy Tbk PT	28,791,000	7,431
	Indo Tambangraya Megah PT	1,195,800	6,552
	Bank Danamon Indonesia Tbk PT	8,877,401	6,445
	Tambang Batubara Bukit Asam Tbk PT	2,454,000	6,404
	Kalbe Farma Tbk PT	13,956,102	5,839
	Charoen Pokphand Indonesia Tbk PT	22,690,865	5,121
	International Nickel Indonesia Tbk PT	7,301,500	4,259
	Lippo Karawaci Tbk PT	43,562,000	3,970
	Astra Agro Lestari Tbk PT	1,208,000	3,277
	Aneka Tambang Tbk PT	9,732,000	2,595
	Indosat Tbk PT	4,044,500	2,537
	Bumi Serpong Damai PT	23,146,500	2,493
*	Bakrie Telecom Tbk PT	50,936,000	2,295
	Summarecon Agung Tbk PT	15,501,500	2,285
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,536,500	2,162
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	14,062,500	2,088
*	Delta Dunia Makmur Tbk PT	13,173,000	2,007
	Timah Tbk PT	5,947,000	2,007
*	Bakrie and Brothers Tbk PT	225,746,000	1,771
	Bank Tabungan Negara Tbk PT	8,626,000	1,726
	Bakrieland Development Tbk PT	97,513,000	1,645
	Indika Energy Tbk PT	3,429,000	1,627
*	Indah Kiat Pulp & Paper Corp. Tbk PT	8,554,000	1,611
	Bakrie Sumatera Plantations Tbk PT	35,163,000	1,609
*	Ciputra Development Tbk PT	35,121,500	1,604
	Medco Energi Internasional Tbk PT	4,438,000	1,430
	Media Nusantara Citra Tbk PT	11,681,000	1,204
*	Barito Pacific Tbk PT	9,552,500	1,184
*	Energi Mega Persada Tbk PT	63,988,500	1,178
	Gajah Tunggal Tbk PT	3,987,000	1,087
*	Bisi International PT	5,460,000	1,067
	Global Mediacom Tbk PT	11,632,500	1,021
*	Berlian Laju Tanker Tbk PT	19,210,500	877
	AKR Corporindo Tbk PT	4,258,500	851
	Bank Bukopin Tbk PT	9,431,166	793
	Sampoerna Agro PT	1,890,000	747
*	Panin Financial Tbk PT	31,731,500	717
	Ciputra Property TBK PT	12,657,500	615
	BW Plantation Tbk PT	4,246,000	597
	Wijaya Karya PT	7,214,000	566
	Alam Sutera Realty Tbk PT	14,789,000	511
	Pembangunan Perumahan Persero PT Tbk	5,998,000	491
	Hexindo Adiperkasa Tbk PT	596,500	394
*	Benakat Petroleum Energy PT	23,424,500	379
*	Intiland Development Tbk PT	8,597,000	366
*	Sentul City Tbk PT	26,754,500	332
	Sorini Agro Asia Corporindo Tbk PT	757,000	309

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Darma Henwa Tbk PT	25,995,000	262
*	Dian Swastatika Sentosa Tbk PT	80,000	251
	Elnusa Tbk PT	5,038,000	174
			349,716
Ireland (0.2%)
	CRH plc	2,136,686	53,040
	Kerry Group plc Class A	423,143	17,526
*	Elan Corp. plc	1,502,480	12,078
	DCC plc	251,633	8,387
	Paddy Power plc	128,447	6,276
	C&C Group plc	1,000,577	5,127
*	Smurfit Kappa Group plc	359,435	4,893
*	Governor & Co. of the Bank of Ireland	10,101,208	4,113
	Kingspan Group plc	378,810	3,698
	Ryanair Holdings plc	695,870	3,581
	Grafton Group plc	636,608	3,347
	Ryanair Holdings plc ADR	85,169	2,596
	Glanbia plc	393,668	2,537
	United Drug plc	715,037	2,466
*	Irish Continental Group plc	47,921	1,226
	WPP plc ADR	17,140	1,119
*	Allied Irish Banks plc	3,126,711	1,070
	Greencore Group plc	600,178	978
*	Independent News & Media plc	1,114,069	965
*	Aer Lingus	597,539	730
	FBD Holdings plc	66,350	712
	Total Produce plc	997,393	620
	Fyffes plc	750,215	456
*	Irish Life & Permanent Group Holdings plc	806,548	179
*	Anglo Irish Bank Corp. Ltd.	698,992	—
			137,720
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	2,786,848	128,045
	Israel Chemicals Ltd.	1,337,218	23,734
	Bank Leumi Le-Israel BM	3,525,009	18,340
*	Bank Hapoalim BM	2,982,707	15,685
	Bezeq The Israeli Telecommunication Corp. Ltd.	5,215,822	15,495
	Israel Corp. Ltd.	6,927	8,635
*	NICE Systems Ltd.	187,453	7,152
*	Israel Discount Bank Ltd. Class A	2,341,313	4,956
	Partner Communications Co. Ltd.	256,312	4,861
	Mizrahi Tefahot Bank Ltd.	379,206	4,209
*	Makhteshim-Agan Industries Ltd.	745,975	4,026
	Elbit Systems Ltd.	70,796	4,018
	Delek Group Ltd.	12,188	3,244
	Cellcom Israel Ltd.	96,644	3,102
*	Mellanox Technologies Ltd.	97,717	2,733
*	Oil Refineries Ltd.	2,744,055	2,055
	Osem Investments Ltd.	106,751	1,867
	Paz Oil Co. Ltd.	9,791	1,815
	Clal Insurance Enterprises Holdings Ltd.	62,685	1,776
	Cellcom Israel Ltd. (Registered)	54,664	1,758
	Shufersal Ltd.	280,848	1,756
	Shikun & Binui Ltd.	584,535	1,702
	Strauss Group Ltd.	91,520	1,529
	Harel Insurance Investments & Financial Services Ltd.	24,252	1,448
	Clal Industries and Investments Ltd.	180,167	1,445
*	Africa Israel Investments Ltd.	166,141	1,424
	Teva Pharmaceutical Industries Ltd. ADR	27,434	1,255
	Ormat Industries	170,058	1,226
	Frutarom Industries Ltd.	100,904	1,109
*	Given Imaging Ltd.	50,829	1,079
	First International Bank Of Israel Ltd.	69,365	1,068
	Delek Automotive Systems Ltd.	79,394	1,024

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Alony Hetz Properties & Investments Ltd.	173,020	998
*	Ceragon Networks Ltd.	77,946	990
*	B Communications Ltd.	27,881	920
*	Koor Industries Ltd.	36,868	897
*	Tower Semiconductor Ltd.	653,623	892
*	Menorah Mivtachim Holdings Ltd.	61,201	819
*	Nitsba Holdings 1995 Ltd.	74,442	797
	Jerusalem Economy Ltd.	60,060	763
*	Hot Telecommunication System Ltd.	42,066	759
	Ituran Location and Control Ltd.	42,368	684
	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	14,538	584
*	Retalix Ltd.	39,986	578
*	Phoenix Holdings Ltd.	154,140	561
	Amot Investments Ltd.	180,414	558
*	AudioCodes Ltd.	89,553	555
	Alon Holdings Blue Square Israel Ltd.	51,605	519
	Matrix IT Ltd.	82,285	514
	Melisron Ltd.	18,800	476
*	Jerusalem Oil Exploration	21,623	472
*	Elbit Imaging Ltd.	38,729	464
*	Internet Gold-Golden Lines Ltd.	16,161	459
*	Hadera Paper Ltd.	5,620	455
	British Israel Investments Ltd.	114,602	452
*	AL-ROV Israel Ltd.	11,287	438
	Bayside Land Corp.	1,658	417
	Electra Ltd.	3,419	416
*	Clal Biotechnology Industries Ltd.	65,858	413
*	FIBI Holdings Ltd.	18,154	404
*	Africa Israel Properties Ltd.	27,546	385
	Gazit Inc.	14,090	382
	Scailex Corp. Ltd.	19,276	380
*	Gilat Satellite Networks Ltd.	78,202	379
	NetVision Ltd.	26,041	359
*	Naphtha Israel Petroleum Corp. Ltd.	75,354	316
*	Airport City Ltd.	60,732	316
	Union Bank of Israel	60,987	312
	Elco Holdings Ltd.	21,943	312
	Property & Building Corp.	3,273	299
*	Alvarion Ltd.	160,312	280
*	Suny Electronic Inc. Ltd.	22,219	274
	FMS Enterprises Migun Ltd.	8,902	265
	Otzar Hityashvuth Hayehudim	95	264
	Delek The Israeli Fuel Corp. Ltd.	7,830	254
*	Elron Electronic Industries Ltd.	40,952	246
	Plasson Industries Ltd.	9,238	228
	Granite Hacarmel Investments Ltd.	101,768	214
*	Electra Real Estate Ltd.	29,015	213
	Golf & Co. Ltd.	37,859	200
	Israel Land Development Co. Ltd.	19,397	190
*	Delek Real Estate Ltd.	481,716	90
			296,983
Italy (2.0%)
	ENI SPA	7,832,434	209,703
	Enel SPA	19,794,509	141,162
	UniCredit SPA	40,590,591	104,534
	Assicurazioni Generali SPA	3,516,666	84,275
	Intesa Sanpaolo SPA (Registered)	23,202,022	77,065
	Saipem SPA	798,120	45,333
	Telecom Italia SPA (Registered)	28,244,501	42,469
*	Fiat Industrial SPA	2,298,115	34,141
	Tenaris SA	1,138,038	28,739
	Snam Rete Gas SPA	4,303,187	26,766
^	Fiat SPA	2,298,524	24,545
	Telecom Italia SPA (Bearer)	18,109,375	23,352

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Atlantia SPA	904,073	22,251
*	Parmalat SPA	5,215,517	19,748
	Terna Rete Elettrica Nazionale SPA	3,925,713	19,654
	Finmeccanica SPA	1,213,148	16,391
^	Unione di Banche Italiane SCPA	1,824,800	16,357
	Mediobanca SPA	1,421,499	16,190
	Enel Green Power SPA	5,296,821	15,705
	Prysmian SPA	613,191	14,475
	Mediaset SPA	2,125,593	14,162
	Banco Popolare SC	4,663,594	13,833
	Luxottica Group SPA	349,766	11,563
	Banca Popolare dell'Emilia Romagna Scrl	758,446	9,273
*,^	Banca Monte dei Paschi di Siena SPA	6,763,527	9,165
^	Bulgari SPA	452,285	8,238
	Intesa Sanpaolo SPA (Bearer)	2,804,080	8,041
	Pirelli & C SPA	717,992	7,475
	Tenaris SA ADR	139,938	7,107
	Exor SPA	194,937	7,034
	Davide Campari-Milano SPA	881,897	6,350
	A2A SPA	3,337,208	6,027
*	Autogrill SPA	339,703	4,870
^	Banca Popolare di Milano Scarl	1,264,006	4,326
^	Banca Carige SPA	1,752,703	4,248
	Azimut Holding SPA	331,095	4,234
	Tod's SPA	28,279	3,840
	Mediolanum SPA	650,212	3,823
	Societa Cattolica di Assicurazioni SCRL	130,171	3,662
^	Buzzi Unicem SPA	225,078	3,481
	Hera SPA	1,374,094	3,476
	Ansaldo STS SPA	221,581	3,425
	DiaSorin SPA	69,469	3,355
^	Piccolo Credito Valtellinese Scarl	696,560	3,320
*	CIR-Compagnie Industriali Riunite SPA	1,174,283	3,080
^	Lottomatica SPA	134,075	2,994
	Iren SPA	1,392,637	2,876
*	Impregilo SPA	829,699	2,846
*	ACEA SPA	219,420	2,832
^	ERG SPA	178,569	2,640
	Recordati SPA	247,314	2,617
	Unipol Gruppo Finanziario SPA	3,002,393	2,429
^	Italcementi SPA	220,586	2,418
	Unipol Gruppo Finanziario SPA Prior Pfd.	3,863,334	2,393
*	Beni Stabili SPA	2,103,326	2,381
	Societa Iniziative Autostradali e Servizi SPA	180,578	2,326
*	Sorin SPA	773,671	2,224
*	Saras SPA	852,404	2,140
*	Yoox SPA	115,992	2,109
	Autostrada Torino-Milano SPA	124,686	2,098
	Danieli & C Officine Meccaniche SPA	114,443	2,051
	Banca Generali SPA	117,682	1,976
^	Fondiaria-Sai SPA	198,599	1,846
	Italcementi SPA RSP	324,538	1,837
*	Safilo Group SPA	94,508	1,805
	Geox SPA	251,696	1,780
	Amplifon SPA	284,079	1,745
*	Arnoldo Mondadori Editore SPA	408,382	1,730
*	Interpump Group SPA	190,961	1,726
	Credito Emiliano SPA	249,086	1,717
	Piaggio & C SPA	423,990	1,658
	Maire Tecnimont SPA	365,417	1,532
	De'Longhi SPA	106,792	1,367
	Trevi Finanziaria SPA	82,036	1,333
*,^	Prelios SPA	1,682,438	1,320
*	Gemina SPA	1,255,490	1,301

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Danieli & C Officine Meccaniche SPA	40,755	1,298
	Indesit Co. SPA	97,429	1,284
	Italmobiliare SPA	46,744	1,281
	Benetton Group SPA	156,591	1,272
	Astaldi SPA	140,180	1,222
	Brembo SPA	85,871	1,173
*	Cofide SPA	970,366	1,128
*	Gruppo Editoriale L'Espresso SPA	351,147	1,091
	MARR SPA	81,542	1,071
*	Gruppo Coin SPA	102,211	1,039
	Buzzi Unicem SPA	115,967	1,021
	Immobiliare Grande Distribuzione	391,942	946
*,^	Milano Assicurazioni SPA	635,136	937
*	Banca Popolare dell'Etruria e del Lazio	214,929	906
	Italmobiliare SPA	19,015	832
*,^	RCS MediaGroup SPA	419,110	824
	Fondiaria-Sai SPA RSP	121,234	682
	Zignago Vetro SPA	80,123	659
*	IMMSI SPA	490,313	637
*	Digital Multimedia Technologies SPA	19,409	614
*	DeA Capital SPA	263,691	609
*	Snai SPA	166,386	600
	Esprinet SPA	67,252	580
	Sogefi SPA	133,219	559
	Banco di Desio e della Brianza SPA	97,905	552
*	Aeroporto di Venezia Marco Polo SpA - SAVE	45,677	547
*,^	Tiscali SPA	4,527,729	531
	Cementir Holding SPA	159,129	511
*	Buongiorno SPA	228,163	481
*,^	Premafin Finanziaria SPA	527,784	477
^	Landi Renzo SPA	128,769	472
*	Sabaf SPA	14,112	467
	Alerion Cleanpower SPA	558,778	463
*	Engineering Ingegneria Informatica SPA	12,542	449
*,^	Telecom Italia Media SPA	1,429,503	420
	Industria Macchine Automatiche SPA	19,371	417
*	Banca Profilo SPA	731,088	415
*	Vittoria Assicurazioni SPA	68,809	411
	BasicNet SPA	102,532	408
*	Cam Finanziaria SPA	672,470	402
*	Cairo Communication SPA	82,741	397
*	Biesse SPA	35,274	392
*	Ascopiave SPA	154,426	386
*	Banca IFIS SPA	46,980	367
*	Reply SPA	11,876	357
*	Aedes SPA	1,359,575	349
*	KME Group SPA	648,791	347
*,^	Seat Pagine Gialle SPA	2,808,925	337
*	Caltagirone Editore SPA	127,482	323
*	Carraro SPA	49,088	302
*	Poltrona Frau SPA	142,727	271
*	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SPA	6,466	267
*	Juventus Football Club SPA	216,011	266
*	d'Amico International Shipping SA	181,319	249
	Banco di Sardegna SPA	16,314	225
*	Fiera Milano SPA	34,872	224
*,^	Acotel Group SPA	3,805	214
*	Brioschi Sviluppo Immobiliare SPA	942,992	210
*	Banca Finnat Euramerica SPA	264,570	185
*	Falck Renewables SPA	70,973	163
*	Gruppo Beghelli SPA	147,399	147
*,^	AS Roma SPA	112,607	138
*	Milano Assicurazioni SPA	74,022	120
			1,240,234

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Japan (13.4%)
Toyota Motor Corp.	8,287,600	330,602
Honda Motor Co. Ltd.	4,898,187	188,306
Mitsubishi UFJ Financial Group Inc.	38,265,499	183,659
Canon Inc.	3,407,855	160,485
Sumitomo Mitsui Financial Group Inc.	4,055,911	125,984
Mitsubishi Corp.	4,080,536	110,695
Takeda Pharmaceutical Co. Ltd.	2,256,000	109,332
Softbank Corp.	2,438,900	102,914
Komatsu Ltd.	2,851,200	100,532
Mizuho Financial Group Inc.	61,471,929	97,393
FANUC Corp.	575,200	96,288
Mitsui & Co. Ltd.	5,224,200	92,965
NTT DoCoMo Inc.	46,020	85,384
Sony Corp.	3,019,200	85,249
Panasonic Corp.	6,627,800	81,498
Hitachi Ltd.	13,596,161	73,796
Nissan Motor Co. Ltd.	7,462,000	71,796
Nintendo Co. Ltd.	297,700	70,440
Nippon Telegraph & Telephone Corp.	1,438,700	67,040
Mitsubishi Electric Corp.	5,804,000	64,618
Toshiba Corp.	12,100,000	64,431
Shin-Etsu Chemical Co. Ltd.	1,232,400	64,114
Mitsubishi Estate Co. Ltd.	3,558,000	62,264
Tokio Marine Holdings Inc.	2,174,500	60,830
KDDI Corp.	8,773	58,569
Seven & I Holdings Co. Ltd.	2,264,600	56,991
East Japan Railway Co.	1,022,100	56,809
Nomura Holdings Inc.	10,624,690	54,277
Kyocera Corp.	488,700	53,921
Japan Tobacco Inc.	13,506	52,488
Astellas Pharma Inc.	1,338,500	51,122
Inpex Corp.	6,601	50,747
Denso Corp.	1,459,500	48,844
Nippon Steel Corp.	15,319,000	47,918
Kansai Electric Power Co. Inc.	2,261,500	47,633
JX Holdings Inc.	6,759,170	47,603
ITOCHU Corp.	4,527,800	47,167
Sumitomo Corp.	3,379,800	46,624
Murata Manufacturing Co. Ltd.	608,600	43,956
Mitsui Fudosan Co. Ltd.	2,514,000	43,631
Mitsubishi Heavy Industries Ltd.	9,121,000	43,583
FUJIFILM Holdings Corp.	1,394,748	43,360
Bridgestone Corp.	1,952,900	43,133
Chubu Electric Power Co. Inc.	1,948,300	42,692
Kao Corp.	1,626,600	40,718
Dai-ichi Life Insurance Co. Ltd.	24,066	39,751
Daiichi Sankyo Co. Ltd.	2,022,300	39,737
Asahi Glass Co. Ltd.	3,028,000	38,444
MS&AD Insurance Group Holdings	1,618,984	37,913
JFE Holdings Inc.	1,382,900	37,853
Marubeni Corp.	4,959,000	36,229
Kirin Holdings Co. Ltd.	2,534,000	35,657
Tokyo Gas Co. Ltd.	7,666,000	34,202
Central Japan Railway Co.	4,522	34,189
Kubota Corp.	3,469,000	33,261
Keyence Corp.	124,610	32,929
Toray Industries Inc.	4,418,000	32,771
Sumitomo Mitsui Trust Holdings Inc.	9,370,480	32,260
Fujitsu Ltd.	5,604,000	32,109
Sumitomo Electric Industries Ltd.	2,274,900	31,674
Secom Co. Ltd.	633,200	31,409
ORIX Corp.	315,111	30,958
Tokyo Electron Ltd.	514,300	29,775

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
SMC Corp.	161,600	29,520
Nidec Corp.	327,800	28,653
Terumo Corp.	506,400	28,242
Hoya Corp.	1,305,600	28,119
Sumitomo Metal Mining Co. Ltd.	1,569,000	28,015
Sharp Corp.	3,016,000	27,749
^ Eisai Co. Ltd.	756,000	27,490
NKSJ Holdings Inc.	4,244,400	27,356
Nitto Denko Corp.	495,700	26,548
Asahi Kasei Corp.	3,783,000	26,149
Resona Holdings Inc.	5,511,453	26,130
Mitsubishi Chemical Holdings Corp.	3,848,000	26,056
Sumitomo Chemical Co. Ltd.	4,740,000	25,207
Fast Retailing Co. Ltd.	159,800	25,197
Suzuki Motor Corp.	1,014,300	24,147
Tokyo Electric Power Co. Inc.	4,345,800	23,306
Daikin Industries Ltd.	702,000	22,361
Ajinomoto Co. Inc.	2,007,000	22,320
Ricoh Co. Ltd.	2,018,000	22,270
Sumitomo Realty & Development Co. Ltd.	1,071,000	22,169
Asahi Breweries Ltd.	1,163,900	21,865
Aeon Co. Ltd.	1,799,000	21,675
Daiwa Securities Group Inc.	5,007,000	21,610
Sumitomo Metal Industries Ltd.	10,156,000	21,485
Osaka Gas Co. Ltd.	5,821,000	21,481
Kyushu Electric Power Co. Inc.	1,140,300	21,082
Aisin Seiki Co. Ltd.	577,300	20,362
Dai Nippon Printing Co. Ltd.	1,694,000	20,321
Otsuka Holdings Co. Ltd.	757,560	20,285
Rakuten Inc.	21,837	20,277
Nikon Corp.	966,000	20,245
T&D Holdings Inc.	818,100	20,202
Mitsui OSK Lines Ltd.	3,437,000	19,170
Yamato Holdings Co. Ltd.	1,196,600	19,104
TDK Corp.	369,700	19,075
Tohoku Electric Power Co. Inc.	1,290,100	18,947
West Japan Railway Co.	5,137	18,733
Kobe Steel Ltd.	7,513,000	18,643
Olympus Corp.	653,900	18,507
Bank of Yokohama Ltd.	3,696,000	18,310
JS Group Corp.	755,400	18,206
Daito Trust Construction Co. Ltd.	224,000	17,920
Kawasaki Heavy Industries Ltd.	4,288,000	17,722
Rohm Co. Ltd.	293,800	17,694
Daiwa House Industry Co. Ltd.	1,448,000	17,544
Yamada Denki Co. Ltd.	248,220	17,439
Nippon Yusen KK	4,610,000	17,042
Shiseido Co. Ltd.	1,023,700	17,028
Omron Corp.	615,000	16,915
Sekisui House Ltd.	1,724,000	16,712
Nippon Building Fund Inc.	1,650	16,607
NEC Corp.	7,843,000	16,543
Shizuoka Bank Ltd.	1,813,000	16,519
Toyota Industries Corp.	541,200	16,405
Yahoo Japan Corp.	43,862	16,134
Nippon Electric Glass Co. Ltd.	1,052,000	15,928
Chugoku Electric Power Co. Inc.	894,200	15,882
JGC Corp.	621,000	15,548
Makita Corp.	337,700	15,528
Hankyu Hanshin Holdings Inc.	3,458,000	15,319
Odakyu Electric Railway Co. Ltd.	1,894,000	15,305
Isuzu Motors Ltd.	3,567,000	15,298
* Yamaha Motor Co. Ltd.	792,300	15,230
Kuraray Co. Ltd.	1,031,900	15,032

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Unicharm Corp.	373,900	14,810
^ Kintetsu Corp.	4,857,000	14,544
Japan Real Estate Investment Corp.	1,465	14,502
Shionogi & Co. Ltd.	892,400	14,467
* Mitsubishi Motors Corp.	11,618,000	14,254
Tokyu Corp.	3,407,000	14,094
Teijin Ltd.	2,816,000	13,496
Chiba Bank Ltd.	2,278,000	13,487
Dentsu Inc.	506,000	13,457
Shikoku Electric Power Co. Inc.	529,000	13,426
Toppan Printing Co. Ltd.	1,686,000	13,253
NGK Insulators Ltd.	760,000	13,187
Fuji Heavy Industries Ltd.	1,767,000	13,152
Ibiden Co. Ltd.	387,700	13,090
Ono Pharmaceutical Co. Ltd.	253,800	12,884
Oriental Land Co. Ltd.	149,700	12,711
Konica Minolta Holdings Inc.	1,440,000	12,681
NTT Data Corp.	3,803	12,602
Tobu Railway Co. Ltd.	3,012,000	11,761
NSK Ltd.	1,321,000	11,723
Mitsubishi Materials Corp.	3,371,000	11,703
OJI Paper Co. Ltd.	2,583,000	11,598
JSR Corp.	543,600	11,436
Mitsubishi Tanabe Pharma Corp.	681,000	11,297
Chugai Pharmaceutical Co. Ltd.	674,900	11,191
Sumitomo Heavy Industries Ltd.	1,671,000	11,019
Sekisui Chemical Co. Ltd.	1,308,000	10,974
Isetan Mitsukoshi Holdings Ltd.	1,134,600	10,953
Brother Industries Ltd.	713,300	10,923
Hokuriku Electric Power Co.	527,900	10,707
Toyota Tsusho Corp.	641,200	10,691
Shimano Inc.	198,400	10,648
TonenGeneral Sekiyu KK	844,000	10,471
Mazda Motor Corp.	4,518,000	10,375
Sega Sammy Holdings Inc.	591,200	10,356
Nippon Express Co. Ltd.	2,559,000	10,196
IHI Corp.	3,995,000	10,165
Hirose Electric Co. Ltd.	97,000	10,110
Keikyu Corp.	1,425,000	9,948
Hokkaido Electric Power Co. Inc.	548,600	9,947
Kurita Water Industries Ltd.	338,300	9,908
Sony Financial Holdings Inc.	528,200	9,817
Keio Corp.	1,738,000	9,762
Nitori Holdings Co. Ltd.	112,550	9,732
Taisho Pharmaceutical Co. Ltd.	410,000	9,669
Mitsui Chemicals Inc.	2,627,000	9,625
Fukuoka Financial Group Inc.	2,306,000	9,582
Advantest Corp.	479,400	9,527
Dena Co. Ltd.	252,400	9,475
Daihatsu Motor Co. Ltd.	584,000	9,434
THK Co. Ltd.	360,600	9,269
Electric Power Development Co. Ltd.	352,800	9,256
Ube Industries Ltd.	2,865,000	9,164
Mitsubishi Gas Chemical Co. Inc.	1,162,000	9,104
Bank of Kyoto Ltd.	963,000	8,924
MEIJI Holdings Co. Ltd.	208,241	8,894
Lawson Inc.	180,300	8,846
JTEKT Corp.	676,700	8,791
Benesse Holdings Inc.	210,400	8,751
Santen Pharmaceutical Co. Ltd.	225,000	8,703
Amada Co. Ltd.	1,066,000	8,561
Showa Denko KK	4,262,000	8,506
Sankyo Co. Ltd.	163,400	8,498
Trend Micro Inc.	296,300	8,459

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Hisamitsu Pharmaceutical Co. Inc.	200,900	8,384
	Obayashi Corp.	1,978,000	8,344
*,^	Elpida Memory Inc.	552,204	8,274
	Nippon Sheet Glass Co. Ltd.	2,739,272	8,066
	Yakult Honsha Co. Ltd.	288,000	7,999
	Hamamatsu Photonics KK	203,200	7,996
	Joyo Bank Ltd.	1,980,000	7,991
	Yaskawa Electric Corp.	677,000	7,926
	Japan Retail Fund Investment Corp. Class A	4,898	7,919
	Jupiter Telecommunications Co. Ltd.	7,346	7,896
	Idemitsu Kosan Co. Ltd.	66,300	7,841
	Toyo Seikan Kaisha Ltd.	455,300	7,740
	Hachijuni Bank Ltd.	1,294,000	7,725
	Japan Steel Works Ltd.	954,000	7,705
	Kyowa Hakko Kirin Co. Ltd.	772,000	7,703
	Nippon Meat Packers Inc.	553,000	7,661
^	GS Yuasa Corp.	1,110,000	7,595
	Furukawa Electric Co. Ltd.	1,895,000	7,530
	Denki Kagaku Kogyo KK	1,460,000	7,499
	Shimizu Corp.	1,763,000	7,449
	Credit Saison Co. Ltd.	443,900	7,443
	Nabtesco Corp.	288,000	7,373
	Stanley Electric Co. Ltd.	436,700	7,340
^	All Nippon Airways Co. Ltd.	2,494,978	7,333
	Kajima Corp.	2,555,000	7,326
	Sojitz Corp.	3,784,300	7,303
	Hokuhoku Financial Group Inc.	3,819,000	7,288
	Taisei Corp.	3,074,000	7,201
	Nisshin Seifun Group Inc.	571,000	7,148
	Hitachi Construction Machinery Co. Ltd.	291,400	7,104
	Sysmex Corp.	202,200	7,082
	Rinnai Corp.	106,200	7,049
	FamilyMart Co. Ltd.	191,300	6,944
	Mitsubishi UFJ Lease & Finance Co. Ltd.	173,600	6,940
	Kawasaki Kisen Kaisha Ltd.	2,057,000	6,898
	NTN Corp.	1,428,000	6,857
	Seiko Epson Corp.	393,200	6,842
	Nissin Foods Holdings Co. Ltd.	192,100	6,809
	Ebara Corp.	1,206,000	6,804
*	Sumco Corp.	352,300	6,796
	NGK Spark Plug Co. Ltd.	480,000	6,682
	Shimadzu Corp.	762,000	6,620
	Hitachi Metals Ltd.	499,000	6,573
	Hiroshima Bank Ltd.	1,503,000	6,569
	TOTO Ltd.	835,000	6,556
	Asics Corp.	451,000	6,522
	Toyo Suisan Kaisha Ltd.	283,000	6,517
	Kaneka Corp.	892,000	6,511
	Nomura Research Institute Ltd.	301,300	6,477
	SBI Holdings Inc.	60,024	6,471
	Ushio Inc.	317,400	6,463
	Gunma Bank Ltd.	1,188,000	6,431
	Hitachi Chemical Co. Ltd.	311,000	6,410
	Kamigumi Co. Ltd.	748,000	6,406
	Taiyo Nippon Sanso Corp.	793,000	6,405
	Shimamura Co. Ltd.	67,100	6,319
	Miraca Holdings Inc.	165,000	6,282
	J Front Retailing Co. Ltd.	1,443,000	6,271
	Namco Bandai Holdings Inc.	566,800	6,259
	Mitsui Mining & Smelting Co. Ltd.	1,747,000	6,254
	Advance Residence Investment Corp. Class A	2,970	6,220
	Showa Shell Sekiyu KK	567,900	6,196
	MISUMI Group Inc.	244,000	6,153
	Chugoku Bank Ltd.	527,000	6,142

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Dainippon Screen Manufacturing Co. Ltd.	653,000	6,064
Iyo Bank Ltd.	724,000	6,055
Tosoh Corp.	1,563,000	6,046
Nomura Real Estate Office Fund Inc. Class A	833	6,031
Yamaha Corp.	479,500	5,997
Nippon Paper Group Inc.	298,000	5,988
Kansai Paint Co. Ltd.	663,000	5,980
Toho Gas Co. Ltd.	1,257,000	5,887
Sumitomo Rubber Industries Ltd.	519,500	5,887
Tokyu Land Corp.	1,360,000	5,875
Cosmo Oil Co. Ltd.	1,779,000	5,872
Japan Prime Realty Investment Corp.	2,064	5,869
Aeon Mall Co. Ltd.	243,600	5,859
Yamaguchi Financial Group Inc.	640,000	5,781
Nishi-Nippon City Bank Ltd.	2,029,000	5,747
Casio Computer Co. Ltd.	720,500	5,729
Tsumura & Co.	183,800	5,717
* Gree Inc.	277,000	5,704
Konami Corp.	286,100	5,702
Minebea Co. Ltd.	1,032,000	5,585
Takashimaya Co. Ltd.	805,000	5,504
Nippon Shokubai Co. Ltd.	413,000	5,421
Fujikura Ltd.	1,045,000	5,416
NOK Corp.	315,700	5,396
Daicel Chemical Industries Ltd.	836,000	5,392
United Urban Investment Corp. Class A	4,233	5,372
DIC Corp.	2,237,000	5,363
Fuji Electric Co. Ltd.	1,702,000	5,362
Air Water Inc.	442,124	5,345
*,^ CyberAgent Inc.	1,481	5,334
Alps Electric Co. Ltd.	526,100	5,261
Mitsui Engineering & Shipbuilding Co. Ltd.	2,112,000	5,244
Mori Trust Sogo Reit Inc.	515	5,231
Yokogawa Electric Corp.	645,300	5,228
Suruga Bank Ltd.	626,000	5,225
USS Co. Ltd.	66,620	5,120
McDonald's Holdings Co. Japan Ltd.	197,000	5,049
Oracle Corp. Japan	116,100	5,031
UNY Co. Ltd.	573,900	5,029
Shinsei Bank Ltd.	4,174,974	5,021
Suzuken Co. Ltd.	200,200	5,005
Tokuyama Corp.	960,000	4,991
Dowa Holdings Co. Ltd.	757,000	4,965
Daido Steel Co. Ltd.	868,000	4,961
Frontier Real Estate Investment Corp.	534	4,951
Don Quijote Co. Ltd.	129,200	4,839
Keisei Electric Railway Co. Ltd.	833,000	4,833
77 Bank Ltd.	1,034,000	4,776
Chiyoda Corp.	478,191	4,760
Yamatake Corp.	184,800	4,735
Toho Co. Ltd.	312,400	4,730
Kikkoman Corp.	474,000	4,705
Marui Group Co. Ltd.	680,300	4,700
Dainippon Sumitomo Pharma Co. Ltd.	486,700	4,680
Zeon Corp.	518,000	4,680
Yamazaki Baking Co. Ltd.	361,000	4,655
Koito Manufacturing Co. Ltd.	295,888	4,653
Disco Corp.	67,500	4,632
Nippon Kayaku Co. Ltd.	477,000	4,608
Sanrio Co. Ltd.	136,100	4,529
Nomura Real Estate Holdings Inc.	290,697	4,490
Citizen Holdings Co. Ltd.	737,800	4,467
Hitachi High-Technologies Corp.	211,400	4,449
K's Holdings Corp.	141,500	4,410

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Nissan Chemical Industries Ltd.	424,600	4,406
	Nishi-Nippon Railroad Co. Ltd.	1,003,000	4,335
	Nagase & Co. Ltd.	342,000	4,332
	Japan Petroleum Exploration Co.	88,100	4,319
	Nippon Paint Co. Ltd.	615,000	4,315
	Wacoal Holdings Corp.	331,000	4,309
	Mizuho Securities Co. Ltd.	1,684,000	4,286
	Toyoda Gosei Co. Ltd.	196,100	4,285
^	Taiheiyo Cement Corp.	2,494,400	4,277
	Sapporo Hokuyo Holdings Inc.	961,200	4,264
	NHK Spring Co. Ltd.	448,000	4,260
	Yamato Kogyo Co. Ltd.	128,500	4,241
^	Orix JREIT Inc. Class A	775	4,231
	Nisshin Steel Co. Ltd.	2,118,000	4,228
	Alfresa Holdings Corp.	119,300	4,213
	OSAKA Titanium Technologies Co.	54,200	4,210
	Lintec Corp.	142,100	4,205
	Taiyo Yuden Co. Ltd.	298,000	4,196
	Tokyo Tatemono Co. Ltd.	1,158,000	4,187
	Nippon Accommodations Fund Inc. Class A	564	4,140
	Rengo Co. Ltd.	671,000	4,017
	Obic Co. Ltd.	21,440	3,976
	Mizuho Trust & Banking Co. Ltd.	4,659,000	3,940
	Japan Logistics Fund Inc.	459	3,937
	Toyobo Co. Ltd.	2,491,000	3,936
	Osaka Securities Exchange Co. Ltd.	765	3,876
	Mabuchi Motor Co. Ltd.	77,900	3,865
	Awa Bank Ltd.	618,000	3,861
	Nisshinbo Holdings Inc.	385,000	3,811
	OKUMA Corp.	404,000	3,806
	Mitsubishi Logistics Corp.	344,000	3,805
	Hino Motors Ltd.	798,000	3,782
	Glory Ltd.	171,600	3,769
	Hakuhodo DY Holdings Inc.	71,450	3,741
	MediPal Holdings Corp.	442,700	3,682
	Kewpie Corp.	305,900	3,664
	Mori Seiki Co. Ltd.	283,600	3,652
	Kobayashi Pharmaceutical Co. Ltd.	77,500	3,643
	Sankyu Inc.	792,000	3,640
	Shiga Bank Ltd.	674,000	3,616
	Seven Bank Ltd.	1,894	3,589
	Sumitomo Bakelite Co. Ltd.	558,000	3,579
	Kagome Co. Ltd.	205,300	3,575
	Keiyo Bank Ltd.	721,000	3,547
	Sumitomo Forestry Co. Ltd.	404,300	3,543
	Nifco Inc.	138,900	3,512
	Kinden Corp.	410,000	3,495
	Nichirei Corp.	791,000	3,475
	Yokohama Rubber Co. Ltd.	676,000	3,457
	San-In Godo Bank Ltd.	466,000	3,456
	Maruichi Steel Tube Ltd.	138,000	3,434
	COMSYS Holdings Corp.	328,100	3,433
	Sawai Pharmaceutical Co. Ltd.	38,100	3,419
	Lion Corp.	651,000	3,415
	Kayaba Industry Co. Ltd.	407,000	3,386
	Coca-Cola West Co. Ltd.	163,200	3,380
	House Foods Corp.	202,900	3,321
	Nanto Bank Ltd.	674,000	3,297
	Tokyo Steel Manufacturing Co. Ltd.	302,500	3,278
	Seino Holdings Corp.	436,000	3,275
^	Aozora Bank Ltd.	1,503,000	3,256
	Hitachi Zosen Corp.	2,229,000	3,255
	Tokyu REIT Inc.	467	3,246
*	Pioneer Corp.	767,200	3,245

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Square Enix Holdings Co. Ltd.	194,500	3,241
Sumitomo Osaka Cement Co. Ltd.	1,179,000	3,206
Asahi Diamond Industrial Co. Ltd.	154,000	3,203
Ryohin Keikaku Co. Ltd.	68,700	3,189
Sotetsu Holdings Inc.	1,153,000	3,164
Toagosei Co. Ltd.	581,000	3,147
Autobacs Seven Co. Ltd.	85,600	3,146
Shimachu Co. Ltd.	134,600	3,142
Horiba Ltd.	104,200	3,135
Takata Corp.	102,800	3,123
Aeon Credit Service Co. Ltd.	229,900	3,117
Kaken Pharmaceutical Co. Ltd.	240,000	3,114
Nippon Light Metal Co. Ltd.	1,523,000	3,112
Otsuka Corp.	49,300	3,096
Juroku Bank Ltd.	994,000	3,082
Duskin Co. Ltd.	152,700	3,081
Tokai Carbon Co. Ltd.	584,000	3,080
Kagoshima Bank Ltd.	457,000	3,073
Mitsumi Electric Co. Ltd.	238,800	3,062
Kenedix Realty Investment Corp. Class A	720	3,060
Pacific Metals Co. Ltd.	403,000	3,053
Park24 Co. Ltd.	291,900	3,050
Kakaku.com Inc.	529	3,049
Sapporo Holdings Ltd.	755,000	3,034
Higo Bank Ltd.	525,000	3,027
Itochu Techno-Solutions Corp.	84,900	3,010
Hyakugo Bank Ltd.	688,000	2,999
Toyota Boshoku Corp.	192,400	2,998
Makino Milling Machine Co. Ltd.	317,000	2,980
Sundrug Co. Ltd.	105,000	2,970
OSG Corp.	218,100	2,924
Aoyama Trading Co. Ltd.	177,100	2,917
Daishi Bank Ltd.	924,000	2,915
ABC-Mart Inc.	77,400	2,900
Exedy Corp.	90,600	2,894
Hokkoku Bank Ltd.	855,000	2,890
Nachi-Fujikoshi Corp.	517,000	2,889
Senshu Ikeda Holdings Inc.	1,933,700	2,887
Japan Excellent Inc.	521	2,871
^ Daiwa Office Investment Corp. Class A	800	2,867
Nipro Corp.	140,500	2,865
Ito En Ltd.	160,900	2,856
Ogaki Kyoritsu Bank Ltd.	885,000	2,840
Kiyo Holdings Inc.	1,969,000	2,802
NTT Urban Development Corp.	3,374	2,800
Toyo Ink SC Holdings Co. Ltd.	549,000	2,780
Musashino Bank Ltd.	85,900	2,720
Kyowa Exeo Corp.	257,100	2,705
Toho Titanium Co. Ltd.	94,700	2,667
* Haseko Corp.	3,979,000	2,667
Fuji Oil Co. Ltd.	191,600	2,660
Tokai Rika Co. Ltd.	151,700	2,658
KYORIN Holdings Inc.	148,000	2,642
Onward Holdings Co. Ltd.	351,000	2,615
Rohto Pharmaceutical Co. Ltd.	257,000	2,613
Ulvac Inc.	116,700	2,612
Universal Entertainment Corp.	71,200	2,606
Capcom Co. Ltd.	139,800	2,598
Century Tokyo Leasing Corp.	150,000	2,574
Ezaki Glico Co. Ltd.	215,000	2,571
Hyakujushi Bank Ltd.	686,000	2,561
Nichicon Corp.	166,500	2,559
Top REIT Inc.	412	2,502
Takara Holdings Inc.	513,000	2,497

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Tokyo Ohka Kogyo Co. Ltd.	117,100	2,476
	Hanwa Co. Ltd.	577,000	2,466
	Start Today Co. Ltd.	140,100	2,449
	ADEKA Corp.	245,200	2,429
	Global One Real Estate Investment Corp.	273	2,427
	IT Holdings Corp.	246,300	2,422
^	Anritsu Corp.	302,000	2,410
	Komeri Co. Ltd.	88,000	2,396
	Toda Corp.	641,000	2,381
	Jafco Co. Ltd.	92,400	2,367
	Fuji Machine Manufacturing Co. Ltd.	101,200	2,363
	TS Tech Co. Ltd.	133,600	2,351
	Asatsu-DK Inc.	89,400	2,346
	Nihon Kohden Corp.	109,800	2,332
	Kose Corp.	88,900	2,317
^	Meidensha Corp.	535,000	2,292
	Miura Co. Ltd.	80,300	2,282
	Morinaga Milk Industry Co. Ltd.	561,000	2,265
	Daiseki Co. Ltd.	106,600	2,263
	Keihin Corp.	117,300	2,246
	Sugi Holdings Co. Ltd.	93,700	2,244
	Tsubakimoto Chain Co.	421,000	2,240
	Daiichikosho Co. Ltd.	127,700	2,237
	NET One Systems Co. Ltd.	1,233	2,233
	H2O Retailing Corp.	306,000	2,224
	Mochida Pharmaceutical Co. Ltd.	200,000	2,224
	Sanwa Holdings Corp.	682,000	2,219
	FP Corp.	38,400	2,216
	BLife Investment Corp.	300	2,210
	FCC Co. Ltd.	93,600	2,204
^	Promise Co. Ltd.	257,550	2,199
	Ryosan Co. Ltd.	94,600	2,195
	SKY Perfect JSAT Holdings Inc.	5,472	2,187
	Aica Kogyo Co. Ltd.	163,800	2,168
	Bank of Okinawa Ltd.	54,000	2,166
	Tokyo Seimitsu Co. Ltd.	110,200	2,156
	M3 Inc.	330	2,145
	Toyota Auto Body Co. Ltd.	121,100	2,143
	Takara Standard Co. Ltd.	283,000	2,138
	Nippon Chemi-Con Corp.	408,000	2,135
	Point Inc.	46,500	2,128
	Toho Zinc Co. Ltd.	390,000	2,127
	Canon Marketing Japan Inc.	191,600	2,122
	Megmilk Snow Brand Co. Ltd.	135,600	2,107
^	Zensho Co. Ltd.	198,700	2,096
	Fukui Bank Ltd.	691,000	2,091
	Hitachi Capital Corp.	146,500	2,090
	Hoshizaki Electric Co. Ltd.	107,300	2,086
^	Nichi-iko Pharmaceutical Co. Ltd.	80,600	2,083
	Izumi Co. Ltd.	145,400	2,081
	Hokuetsu Kishu Paper Co. Ltd.	372,000	2,080
	Nomura Real Estate Residential Fund Inc.	335	2,058
	Yamagata Bank Ltd.	421,000	2,054
	NOF Corp.	465,000	2,041
	Matsumotokiyoshi Holdings Co. Ltd.	95,300	2,025
	Fukuoka REIT Co. Class A	271	2,012
	Shima Seiki Manufacturing Ltd.	75,700	2,008
	Shinko Electric Industries Co. Ltd.	195,500	2,008
	Central Glass Co. Ltd.	507,000	2,004
	Tsuruha Holdings Inc.	42,300	2,001
	Nihon Parkerizing Co. Ltd.	143,000	1,989
	Accordia Golf Co. Ltd.	3,082	1,988
	Fukuyama Transporting Co. Ltd.	411,000	1,986
	Okumura Corp.	507,000	1,983

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Calsonic Kansei Corp.	482,000	1,964
	Circle K Sunkus Co. Ltd.	127,000	1,961
^	Penta-Ocean Construction Co. Ltd.	877,500	1,937
	Aichi Steel Corp.	319,000	1,934
	Nissin Kogyo Co. Ltd.	114,100	1,919
	Sohgo Security Services Co. Ltd.	167,000	1,917
	Toshiba TEC Corp.	415,000	1,917
^	Nissha Printing Co. Ltd.	93,632	1,912
	Matsui Securities Co. Ltd.	387,500	1,910
	Nippon Shinyaku Co. Ltd.	146,000	1,904
	Okasan Securities Group Inc.	527,000	1,891
	Nissan Shatai Co. Ltd.	250,000	1,873
	Nippon Konpo Unyu Soko Co. Ltd.	174,000	1,868
	Tokai Tokyo Financial Holdings Inc.	623,000	1,867
	Maeda Road Construction Co. Ltd.	195,000	1,851
^	Toyo Tanso Co. Ltd.	33,300	1,850
	Hitachi Transport System Ltd.	132,700	1,844
	Iwatani Corp.	558,000	1,841
	Meitec Corp.	94,900	1,839
	Heiwa Corp.	118,700	1,836
	Nippon Suisan Kaisha Ltd.	656,300	1,835
*	JVC Kenwood Holdings Inc.	355,900	1,834
	Yamanashi Chuo Bank Ltd.	411,000	1,833
	Sanken Electric Co. Ltd.	342,000	1,833
	Mirait Holdings Corp.	242,100	1,830
	Fuji Media Holdings Inc.	1,369	1,830
	Nichias Corp.	299,000	1,819
*	Oki Electric Industry Co. Ltd.	2,219,000	1,819
	Okinawa Electric Power Co. Inc.	41,700	1,819
	Premier Investment Corp. Class A	390	1,819
	SHO-BOND Holdings Co. Ltd.	69,300	1,814
	Nippon Flour Mills Co. Ltd.	364,000	1,805
	Sangetsu Co. Ltd.	78,300	1,801
^	Yoshinoya Holdings Co. Ltd.	1,481	1,799
	Mori Hills REIT Investment Corp.	519	1,797
	Maruha Nichiro Holdings Inc.	1,205,000	1,795
	Japan Wool Textile Co. Ltd.	201,000	1,784
	Futaba Corp.	95,100	1,773
	Pigeon Corp.	51,400	1,770
	Shochiku Co. Ltd.	245,000	1,768
	Kureha Corp.	352,000	1,764
	EDION Corp.	204,100	1,761
	Tadano Ltd.	329,000	1,760
	Gunze Ltd.	482,000	1,746
	Sumitomo Warehouse Co. Ltd.	379,000	1,745
	Kissei Pharmaceutical Co. Ltd.	92,000	1,737
	Daio Paper Corp.	240,000	1,736
	Hosiden Corp.	173,000	1,734
	Nippon Soda Co. Ltd.	390,000	1,712
	Kokuyo Co. Ltd.	230,500	1,705
	Taikisha Ltd.	88,500	1,699
*,^	Digital Garage Inc.	309	1,699
	Dr Ci:Labo Co. Ltd.	401	1,699
^	Funai Electric Co. Ltd.	55,900	1,695
	Nisshin Oillio Group Ltd.	359,000	1,681
^	Acom Co. Ltd.	114,500	1,678
	Amano Corp.	180,200	1,673
	MID Reit Inc.	535	1,666
	Sanyo Special Steel Co. Ltd.	298,000	1,664
	Aomori Bank Ltd.	545,000	1,664
	Toshiba Machine Co. Ltd.	311,000	1,663
	Daifuku Co. Ltd.	244,500	1,659
	Sanden Corp.	350,000	1,657
	Unipres Corp.	77,200	1,654

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Taiyo Holdings Co. Ltd.	53,100	1,641
	Komori Corp.	172,200	1,639
	Alpine Electronics Inc.	129,700	1,629
	Bank of Iwate Ltd.	42,600	1,615
	Yodogawa Steel Works Ltd.	382,000	1,612
	Towa Pharmaceutical Co. Ltd.	30,900	1,611
	Japan Airport Terminal Co. Ltd.	124,100	1,605
	HIS Co. Ltd.	67,000	1,605
	Musashi Seimitsu Industry Co. Ltd.	66,400	1,603
	Saizeriya Co. Ltd.	93,600	1,596
^	Nippon Thompson Co. Ltd.	212,000	1,578
	Nippon Denko Co. Ltd.	238,000	1,557
	Akita Bank Ltd.	527,000	1,556
	Fuyo General Lease Co. Ltd.	49,400	1,548
	Itoham Foods Inc.	388,000	1,540
	PanaHome Corp.	228,000	1,524
	CKD Corp.	167,900	1,523
^	Kandenko Co. Ltd.	293,000	1,517
	Kansai Urban Banking Corp.	845,000	1,513
	Nakanishi Inc.	14,300	1,500
	Shikoku Bank Ltd.	500,000	1,500
	Toho Bank Ltd.	608,000	1,498
	Oiles Corp.	77,300	1,491
	Japan Securities Finance Co. Ltd.	236,400	1,482
^	Ferrotec Corp.	64,400	1,473
	Aichi Bank Ltd.	24,600	1,471
	DCM Holdings Co. Ltd.	227,100	1,445
	Tokyo Rope Manufacturing Co. Ltd.	366,000	1,443
	Chofu Seisakusho Co. Ltd.	59,200	1,443
	Hulic Co. Ltd.	171,100	1,431
	Hogy Medical Co. Ltd.	34,200	1,413
	Oita Bank Ltd.	442,000	1,407
	Bank of Nagoya Ltd.	438,000	1,391
	Toyo Engineering Corp.	344,000	1,390
	Foster Electric Co. Ltd.	59,300	1,388
	TOMONY Holdings Inc.	393,600	1,388
	Kintetsu World Express Inc.	41,000	1,385
	Hokuto Corp.	61,800	1,382
	Nitto Boseki Co. Ltd.	564,000	1,370
	Sanyo Chemical Industries Ltd.	167,000	1,365
	Topy Industries Ltd.	514,000	1,358
	Takasago Thermal Engineering Co. Ltd.	158,800	1,356
^	Sekisui House SI Investment Co. Class A	295	1,348
	Nishimatsuya Chain Co. Ltd.	158,600	1,342
*	Daikyo Inc.	831,000	1,341
	Kitz Corp.	255,700	1,332
	Nikkiso Co. Ltd.	160,000	1,329
	JFE Shoji Holdings Inc.	301,000	1,328
	Chugoku Marine Paints Ltd.	157,000	1,328
	Inaba Denki Sangyo Co. Ltd.	50,000	1,319
	Ryobi Ltd.	339,000	1,314
	Hikari Tsushin Inc.	66,500	1,309
	Wacom Co. Ltd.	1,021	1,305
	Tomy Co. Ltd.	150,900	1,301
	Canon Electronics Inc.	54,100	1,298
	Asahi Holdings Inc.	62,000	1,285
	Hitachi Koki Co. Ltd.	140,200	1,284
	Fancl Corp.	92,800	1,275
	Toho Holdings Co. Ltd.	123,300	1,272
	Xebio Co. Ltd.	68,200	1,265
	Mandom Corp.	48,100	1,265
	MOS Food Services Inc.	68,400	1,257
	Toshiba Plant Systems & Services Corp.	110,000	1,256
	Nippon Gas Co. Ltd.	90,100	1,255

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Tokai Rubber Industries Ltd.	102,900	1,253
	Bank of the Ryukyus Ltd.	105,800	1,250
	Max Co. Ltd.	101,000	1,249
	Press Kogyo Co. Ltd.	273,000	1,249
	Yachiyo Bank Ltd.	40,900	1,249
	Earth Chemical Co. Ltd.	37,400	1,247
	Sakai Chemical Industry Co. Ltd.	238,000	1,245
	Nippon Coke & Engineering Co. Ltd.	649,000	1,242
	Star Micronics Co. Ltd.	109,500	1,236
*,^	Iseki & Co. Ltd.	545,000	1,235
	Nippo Corp.	153,000	1,232
*	Kenedix Inc.	6,734	1,230
	Toyo Tire & Rubber Co. Ltd.	503,000	1,230
	So-net Entertainment Corp.	326	1,227
	Morinaga & Co. Ltd.	543,000	1,222
	Paramount Bed Co. Ltd.	44,800	1,215
^	Mitsui Sugar Co. Ltd.	242,000	1,209
	Sintokogio Ltd.	120,800	1,209
	Nippon Seiki Co. Ltd.	104,000	1,206
	Mitsubishi Steel Manufacturing Co. Ltd.	357,000	1,205
	Hitachi Cable Ltd.	501,000	1,200
	Eighteenth Bank Ltd.	440,000	1,194
	Mizuho Investors Securities Co. Ltd.	1,234,000	1,180
	Internet Initiative Japan Inc.	346	1,180
	Fuji Seal International Inc.	55,900	1,180
	Hitachi Kokusai Electric Inc.	141,000	1,176
	Tokyo Style Co. Ltd.	174,000	1,176
	Shinko Plantech Co. Ltd.	104,900	1,175
	Sakata Seed Corp.	82,700	1,173
	Ain Pharmaciez Inc.	29,800	1,160
^	Hankyu Reit Inc. Class A	205	1,159
	Hokuetsu Bank Ltd.	538,000	1,158
	IBJ Leasing Co. Ltd.	46,900	1,157
	Nishimatsu Construction Co. Ltd.	756,000	1,153
	Ehime Bank Ltd.	408,000	1,152
	Tamron Co. Ltd.	52,200	1,150
	Tokyo Tomin Bank Ltd.	85,600	1,144
	Industrial & Infrastructure Fund Investment Corp.	218	1,144
	Avex Group Holdings Inc.	92,000	1,144
	Round One Corp.	188,000	1,143
^	Dai-ichi Seiko Co. Ltd.	22,000	1,134
^	Akebono Brake Industry Co. Ltd.	213,100	1,120
^	Kadokawa Group Holdings Inc.	42,700	1,115
	Heiwa Real Estate Co. Ltd.	496,500	1,114
	Joshin Denki Co. Ltd.	115,000	1,114
	Daiwabo Holdings Co. Ltd.	542,000	1,112
	Parco Co. Ltd.	129,700	1,107
	Arcs Co. Ltd.	71,400	1,106
*,^	Ishihara Sangyo Kaisha Ltd.	920,000	1,106
^	Kohnan Shoji Co. Ltd.	66,500	1,097
	Noritake Co. Ltd.	271,000	1,085
	Daihen Corp.	270,000	1,083
	Moshi Moshi Hotline Inc.	59,050	1,083
*	Kanematsu Corp.	1,088,000	1,081
	Nitta Corp.	59,900	1,074
	Seikagaku Corp.	92,400	1,071
	Message Co. Ltd.	373	1,071
	Melco Holdings Inc.	33,400	1,069
	Mizuno Corp.	247,000	1,066
*	Tokyo Dome Corp.	491,000	1,063
	Iino Kaiun Kaisha Ltd.	222,400	1,058
	Daibiru Corp.	133,100	1,056
^	Tsugami Corp.	155,000	1,053
	Geo Corp.	909	1,053

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Heiwado Co. Ltd.	82,900	1,051
	Tochigi Bank Ltd.	258,000	1,048
	Takasago International Corp.	201,000	1,046
^	Fuji Co. Ltd.	50,500	1,045
	Sumitomo Real Estate Sales Co. Ltd.	25,660	1,044
	Japan Aviation Electronics Industry Ltd.	143,000	1,043
	Maeda Corp.	343,000	1,042
	Nippon Signal Co. Ltd.	133,400	1,042
	Toppan Forms Co. Ltd.	130,000	1,040
	Aeon Delight Co. Ltd.	54,200	1,039
	Arnest One Corp.	111,400	1,036
	Doutor Nichires Holdings Co. Ltd.	86,500	1,030
^	WATAMI Co. Ltd.	58,900	1,026
	Monex Group Inc.	5,122	1,020
	Shinmaywa Industries Ltd.	239,000	1,020
*	Cosmos Pharmaceutical Corp.	22,900	1,015
	Nissin Electric Co. Ltd.	123,000	1,011
	NS Solutions Corp.	52,800	1,010
	Tachi-S Co. Ltd.	59,900	1,007
	Dydo Drinco Inc.	25,800	1,007
	FIDEA Holdings Co. Ltd.	390,700	1,004
	Ship Healthcare Holdings Inc.	76,700	996
	Okamura Corp.	175,000	994
	Ricoh Leasing Co. Ltd.	44,200	990
	Resorttrust Inc.	81,000	988
	Minato Bank Ltd.	530,000	988
*	Sumitomo Light Metal Industries Ltd.	861,000	987
	Nichii Gakkan Co.	124,800	982
	Nippon Densetsu Kogyo Co. Ltd.	102,000	981
	Miyazaki Bank Ltd.	429,000	972
	Jaccs Co. Ltd.	350,000	971
	Bando Chemical Industries Ltd.	230,000	969
*	Furukawa Co. Ltd.	866,000	969
	Valor Co. Ltd.	90,600	966
	Nihon Unisys Ltd.	156,200	966
	Koa Corp.	86,500	965
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	172,000	965
	Riso Kagaku Corp.	51,000	960
	Fujitec Co. Ltd.	187,000	958
	Kurabo Industries Ltd.	530,000	956
	Kisoji Co. Ltd.	48,000	954
	Coca-Cola Central Japan Co. Ltd.	69,800	950
	Bank of Saga Ltd.	370,000	943
	Japan Rental Housing Investments Inc. Class A	2,073	941
*	Sankyo-Tateyama Holdings Inc.	650,000	941
	Kanto Denka Kogyo Co. Ltd.	123,000	937
*,^	Orient Corp.	762,000	937
*,^	Unitika Ltd.	1,220,000	934
	Eizo Nanao Corp.	41,700	933
	Cocokara fine Inc.	43,500	933
	Yusen Logistics Co. Ltd.	53,100	929
	T Hasegawa Co. Ltd.	60,800	929
	Seiren Co. Ltd.	138,100	928
	Heiwa Real Estate REIT Inc. Class A	1,388	923
	Mitsui-Soko Co. Ltd.	248,000	920
	Kato Sangyo Co. Ltd.	54,300	917
	Mitsubishi Pencil Co. Ltd.	51,100	911
	Token Corp.	21,200	904
^	Topcon Corp.	158,400	903
	Riken Corp.	227,000	894
	TKC	41,900	894
	Chudenko Corp.	72,400	893
	Stella Chemifa Corp.	24,500	893
	Nippon Synthetic Chemical Industry Co. Ltd.	140,000	888

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Godo Steel Ltd.	343,000	888
	T-Gaia Corp.	511	887
	OBIC Business Consultants Ltd.	14,650	886
	San-A Co. Ltd.	22,800	886
	Shimizu Bank Ltd.	22,000	883
	TOC Co. Ltd.	215,400	882
^	Cosel Co. Ltd.	55,800	880
	Shizuoka Gas Co. Ltd.	149,000	880
	Sanyo Denki Co. Ltd.	102,000	878
	Seiko Holdings Corp.	267,000	877
	NSD Co. Ltd.	94,700	877
	Nippon Ceramic Co. Ltd.	41,400	876
	Trusco Nakayama Corp.	51,700	875
	Ariake Japan Co. Ltd.	51,600	872
	Plenus Co. Ltd.	56,900	868
	Toa Corp.	481,000	866
	Chiyoda Co. Ltd.	65,200	864
	Noritz Corp.	49,100	856
	Fuji Soft Inc.	56,000	856
	TV Asahi Corp.	556	854
	Futaba Industrial Co. Ltd.	148,700	852
^	Juki Corp.	339,000	852
*	Showa Corp.	129,900	845
	Kyoei Steel Ltd.	48,000	843
	Yamazen Corp.	147,600	843
	Sekisui Jushi Corp.	81,000	842
	Towa Bank Ltd.	696,000	841
	Colowide Co. Ltd.	151,000	838
	Marudai Food Co. Ltd.	263,000	835
	NEC Networks & System Integration Corp.	63,800	834
^	Modec Inc.	44,800	829
	Megachips Corp.	48,300	825
	Topre Corp.	100,000	824
	Sanki Engineering Co. Ltd.	138,000	824
	EPS Co. Ltd.	358	821
	Japan Pulp & Paper Co. Ltd.	227,000	821
	Nippon Sharyo Ltd.	187,000	820
*	TOKAI Holdings Corp.	163,000	820
	Torishima Pump Manufacturing Co. Ltd.	51,100	817
	Shindengen Electric Manufacturing Co. Ltd.	188,000	816
	Denki Kogyo Co. Ltd.	171,000	816
	Itochu Enex Co. Ltd.	150,400	816
	Chugai Ro Co. Ltd.	191,000	816
	Fujitsu General Ltd.	151,000	814
	Fuji Kyuko Co. Ltd.	157,000	812
	United Arrows Ltd.	48,800	811
	Vital KSK Holdings Inc.	95,900	806
^	Takaoka Electric Manufacturing Co. Ltd.	207,000	806
	BML Inc.	28,300	806
^	Toyo Construction Co. Ltd.	720,000	805
	Goldcrest Co. Ltd.	48,230	804
	Cawachi Ltd.	42,000	803
^	V Technology Co. Ltd.	98	801
	JSP Corp.	44,900	800
	Mitsuboshi Belting Co. Ltd.	169,000	797
	Sinfonia Technology Co. Ltd.	256,000	797
*	Daiei Inc.	228,050	797
	Okinawa Cellular Telephone Co.	352	794
	Mitsubishi Paper Mills Ltd.	776,000	788
*	SWCC Showa Holdings Co. Ltd.	624,000	788
	Paris Miki Holdings Inc.	80,400	785
	Idec Corp.	76,600	785
	Ohsho Food Service Corp.	33,300	782
	Paltac Corp.	46,300	780

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Kuroda Electric Co. Ltd.	69,800	778
	Milbon Co. Ltd.	27,660	777
	KEY Coffee Inc.	44,800	776
	Asahi Co. Ltd.	37,500	774
	Skymark Airlines Inc.	57,900	774
	St. Marc Holdings Co. Ltd.	21,000	773
	Nitto Kogyo Corp.	74,600	772
^	Sumisho Computer Systems Corp.	54,100	770
	Taihei Dengyo Kaisha Ltd.	85,000	769
	Kyosan Electric Manufacturing Co. Ltd.	135,000	768
	Marusan Securities Co. Ltd.	183,100	768
	Osaka Steel Co. Ltd.	42,300	763
	San-Ai Oil Co. Ltd.	141,000	761
	Alpen Co. Ltd.	46,300	760
	Nitto Kohki Co. Ltd.	31,100	759
	Shoei Co. Ltd.	82,400	758
	kabu.com Securities Co. Ltd.	238,200	758
	Toyo Corp.	74,500	757
	Sanyo Shokai Ltd.	252,000	755
	C Uyemura & Co. Ltd.	16,900	755
	AOKI Holdings Inc.	49,000	755
^	Shin-Kobe Electric Machinery Co. Ltd.	49,000	754
	PGM Holdings K K	1,354	754
	Icom Inc.	25,400	753
	ASKUL Corp.	54,400	751
	Higashi-Nippon Bank Ltd.	370,000	751
^	Toda Kogyo Corp.	80,000	749
	Mitsuba Corp.	97,000	747
	Daiken Corp.	208,000	746
	Izumiya Co. Ltd.	171,000	745
	Pilot Corp.	402	743
	Nittetsu Mining Co. Ltd.	155,000	738
^	Dwango Co. Ltd.	273	738
	SMK Corp.	167,000	730
	Nagaileben Co. Ltd.	27,200	728
	Union Tool Co.	33,000	728
	Nidec Sankyo Corp.	109,000	727
	Royal Holdings Co. Ltd.	70,100	723
	Sato Corp.	54,900	719
	As One Corp.	35,500	716
	Toyo Kanetsu KK	298,000	713
	Senko Co. Ltd.	239,000	711
	Yokohama Reito Co. Ltd.	104,900	711
	Sumitomo Seika Chemicals Co. Ltd.	120,000	708
	Ryoyo Electro Corp.	68,800	708
	Okamoto Industries Inc.	184,000	706
	Mie Bank Ltd.	270,000	704
*	OncoTherapy Science Inc.	370	704
^	GCA Savvian Group Corp.	404	703
	Showa Sangyo Co. Ltd.	258,000	700
	Inabata & Co. Ltd.	120,600	693
	Mikuni Coca-Cola Bottling Co. Ltd.	76,600	691
*	Nippon Yakin Kogyo Co. Ltd.	291,000	691
*	Takuma Co. Ltd.	188,000	691
	NEC Mobiling Ltd.	20,700	690
	Nippon Beet Sugar Manufacturing Co. Ltd.	307,000	689
	Toyo Kohan Co. Ltd.	130,000	688
^	Temp Holdings Co. Ltd.	74,300	686
*,^	Japan Wind Development Co. Ltd.	311	685
	Nippon Carbon Co. Ltd.	294,000	685
	Maruetsu Inc.	184,000	685
	Harmonic Drive Systems Inc.	27,000	685
	Tocalo Co. Ltd.	36,200	682
	Bic Camera Inc.	1,480	677

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Nihon Dempa Kogyo Co. Ltd.	44,300	675
	Kappa Create Co. Ltd.	36,700	675
	J-Oil Mills Inc.	240,000	674
	AOC Holdings Inc.	100,700	673
	TECMO KOEI HOLDINGS CO Ltd.	90,100	672
	Torii Pharmaceutical Co. Ltd.	32,700	671
	Aisan Industry Co. Ltd.	71,200	670
*,^	CSK Corp.	208,500	667
	Eagle Industry Co. Ltd.	64,000	667
^	ZERIA Pharmaceutical Co. Ltd.	55,000	666
^	Mixi Inc.	171	665
	Nippon Valqua Industries Ltd.	227,000	662
	Nihon Yamamura Glass Co. Ltd.	239,000	662
	Organo Corp.	91,000	660
	Fujimi Inc.	48,100	656
	Transcosmos Inc.	69,900	655
^	Gulliver International Co. Ltd.	16,250	653
	Kaga Electronics Co. Ltd.	57,200	652
	Osaki Electric Co. Ltd.	72,000	651
	Asahi Organic Chemicals Industry Co. Ltd.	233,000	647
	Ryoshoku Ltd.	30,300	646
	Aida Engineering Ltd.	147,200	645
	Doshisha Co. Ltd.	29,400	644
	Daidoh Ltd.	64,700	643
	Sumitomo Precision Products Co. Ltd.	80,000	640
*,^	Daiichi Chuo KK	327,000	639
	Takamatsu Construction Group Co. Ltd.	45,600	636
	Shin-Etsu Polymer Co. Ltd.	117,700	633
	Aiphone Co. Ltd.	38,500	633
	Hisaka Works Ltd.	56,000	633
	Ichiyoshi Securities Co. Ltd.	101,200	632
	Kyudenko Corp.	106,000	631
*,^	NPC Inc.	31,900	630
	Furukawa-Sky Aluminum Corp.	219,000	628
	Macromill Inc.	54,900	625
	T RAD Co. Ltd.	149,000	625
	Roland Corp.	54,100	623
	Yuasa Trading Co. Ltd.	432,000	621
	Fields Corp.	397	621
	Sasebo Heavy Industries Co. Ltd.	323,000	618
	Japan Digital Laboratory Co. Ltd.	53,400	617
*	Takara Bio Inc.	96,800	617
*,^	Access Co. Ltd.	650	617
*	Tsukuba Bank Ltd.	211,300	613
	Pack Corp.	38,000	613
	Macnica Inc.	25,800	613
	Ministop Co. Ltd.	37,800	612
	Yurtec Corp.	105,000	611
	Neturen Co. Ltd.	76,800	609
^	NS United Kaiun Kaisha Ltd.	305,000	609
	Taihei Kogyo Co. Ltd.	133,000	604
	Nagatanien Co. Ltd.	60,000	604
	Achilles Corp.	421,000	603
	Yaoko Co. Ltd.	20,100	601
	Sumikin Bussan Corp.	259,000	600
^	Yorozu Corp.	29,500	598
	Okuwa Co. Ltd.	58,000	598
	Fujicco Co. Ltd.	50,000	597
	Hibiya Engineering Ltd.	63,400	594
	Nissen Holdings Co. Ltd.	91,000	593
	Mani Inc.	16,900	591
	Zenrin Co. Ltd.	60,100	590
	Senshukai Co. Ltd.	95,700	588
*,^	Leopalace21 Corp.	410,900	583

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Kanto Auto Works Ltd.	89,500	582
	Yokogawa Bridge Holdings Corp.	85,000	580
	Sanshin Electronics Co. Ltd.	69,300	579
	Toei Co. Ltd.	127,000	579
*	CREATE SD HOLDINGS Co. Ltd.	24,600	579
	Daiso Co. Ltd.	176,000	575
	Matsuda Sangyo Co. Ltd.	37,100	572
	Nice Holdings Inc.	237,000	568
	Shikoku Chemicals Corp.	93,000	561
	Ringer Hut Co. Ltd.	44,200	559
	Toenec Corp.	97,000	553
*	Unihair Co. Ltd.	57,300	552
	Tsutsumi Jewelry Co. Ltd.	22,100	551
*	Chiba Kogyo Bank Ltd.	101,800	551
*,^	Aiful Corp.	473,450	551
*	Ichibanya Co. Ltd.	18,300	548
	Teikoku Piston Ring Co. Ltd.	60,200	546
	DTS Corp.	57,500	545
	Kasumi Co. Ltd.	102,500	544
	GMO internet Inc.	124,300	544
	Ines Corp.	82,400	543
*	Mimasu Semiconductor Industry Co. Ltd.	45,700	543
*	Uniden Corp.	148,000	543
	Katakura Industries Co. Ltd.	54,400	542
	Tsukishima Kikai Co. Ltd.	59,000	541
	Tokyu Construction Co. Ltd.	198,940	541
*,^	Clarion Co. Ltd.	312,000	535
	Nippon Road Co. Ltd.	182,000	534
	Hitachi Medical Corp.	40,000	533
	Tokyotokeiba Co. Ltd.	412,000	530
	Nichiden Corp.	17,700	525
	Nidec Copal Corp.	45,000	525
	Atsugi Co. Ltd.	445,000	524
	NEC Fielding Ltd.	46,800	524
	Yushin Precision Equipment Co. Ltd.	28,100	521
	Nihon Nohyaku Co. Ltd.	116,000	520
	Nafco Co. Ltd.	29,800	515
	Fujita Kanko Inc.	140,000	510
	Nichiha Corp.	58,700	509
	Tenma Corp.	46,900	508
	ASKA Pharmaceutical Co. Ltd.	61,000	506
	Proto Corp.	13,500	505
	Jeol Ltd.	182,000	500
	Sinanen Co. Ltd.	119,000	499
*,^	Toko Inc.	202,000	499
	Megane TOP Co. Ltd.	50,300	498
	Fuso Pharmaceutical Industries Ltd.	176,000	498
	Arc Land Sakamoto Co. Ltd.	35,600	494
	Nissin Corp.	189,000	490
	Takiron Co. Ltd.	124,000	485
	Oyo Corp.	47,100	485
	Kanto Natural Gas Development Ltd.	79,000	480
	Tamura Corp.	156,000	474
*	Furuya Metal Co. Ltd.	7,200	473
	Descente Ltd.	112,000	473
*,^	Fujiya Co. Ltd.	285,000	473
	Prima Meat Packers Ltd.	353,000	473
	Kyodo Printing Co. Ltd.	228,000	469
	Pal Co. Ltd.	14,900	466
*	Daikokutenbussan Co. Ltd.	14,400	466
^	Krosaki Harima Corp.	113,000	464
	Tokyu Livable Inc.	54,700	464
*	Chiyoda Integre Co. Ltd.	34,400	463
	HAJIME CONSTRUCTION Co. Ltd.	19,700	461

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Hioki EE Corp.	23,200	460
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	96,000	458
	Namura Shipbuilding Co. Ltd.	90,200	458
	JCR Pharmaceuticals Co. Ltd.	42,000	456
	Nippon Steel Trading Co. Ltd.	159,000	456
	Seika Corp.	165,000	456
	Sanoh Industrial Co. Ltd.	58,400	454
	Shinko Shoji Co. Ltd.	53,300	453
	Belluna Co. Ltd.	64,950	451
	Roland DG Corp.	28,000	451
	Aichi Machine Industry Co. Ltd.	125,000	446
	Sankei Building Co. Ltd.	78,200	446
	CMK Corp.	108,300	445
	Noevir Holdings Co. Ltd.	40,200	444
^	Honeys Co. Ltd.	42,420	444
	Tokyo Energy & Systems Inc.	67,000	442
	CMIC Co. Ltd.	25,600	439
	Itochu-Shokuhin Co. Ltd.	13,100	438
	Starbucks Coffee Japan Ltd.	819	437
	en-japan Inc.	297	436
	Dai Nippon Toryo Co. Ltd.	319,000	432
	Daiichi Jitsugyo Co. Ltd.	107,000	432
*,^	Micronics Japan Co. Ltd.	38,700	430
^	Kura Corp.	29,600	429
	Maruzen Showa Unyu Co. Ltd.	135,000	429
	Mitsuuroko Co. Ltd.	63,600	427
	Tokyu Community Corp.	14,400	426
*	Uchida Yoko Co. Ltd.	131,000	422
	Arisawa Manufacturing Co. Ltd.	84,700	421
^	Gourmet Navigator Inc.	35,900	420
*	MTI Ltd.	222	420
	Gun-Ei Chemical Industry Co. Ltd.	158,000	419
*	Pasona Group Inc.	463	418
	Obara Corp.	35,800	415
	Koatsu Gas Kogyo Co. Ltd.	72,000	414
	Daiwa Industries Ltd.	82,000	412
	Shinkawa Ltd.	43,000	411
*	Meiko Electronics Co.	30,400	408
	Matsuya Foods Co. Ltd.	21,900	404
	Sekisui Plastics Co. Ltd.	110,000	403
^	Japan Drilling Co. Ltd.	9,900	400
	Enplas Corp.	28,900	400
^	Axell Corp.	20,800	399
	Hakuto Co. Ltd.	38,100	397
	GROWELL HOLDINGS Co. Ltd.	15,300	397
*,^	Matsuya Co. Ltd.	76,200	397
	Yahagi Construction Co. Ltd.	72,400	396
	Kinki Sharyo Co. Ltd.	95,000	392
	Shimojima Co. Ltd.	33,500	389
^	Keiyo Co. Ltd.	76,800	389
	Simplex Holdings Inc.	815	387
	France Bed Holdings Co. Ltd.	314,000	385
	Aichi Corp.	79,800	383
	Mitsui Home Co. Ltd.	76,000	382
	GLOBERIDE Inc.	346,000	382
	Touei Housing Corp.	33,400	381
	Yonekyu Corp.	49,500	381
	Chuetsu Pulp & Paper Co. Ltd.	217,000	380
^	Mitsubishi Kakoki Kaisha Ltd.	159,000	379
	Cleanup Corp.	53,700	379
*,^	Nippon Metal Industry Co. Ltd.	330,000	375
	Kyoritsu Maintenance Co. Ltd.	26,000	374
*,^	FDK Corp.	210,000	373
	Japan Cash Machine Co. Ltd.	44,700	371

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Bunka Shutter Co. Ltd.	135,000	368
	Zappallas Inc.	268	366
	NEC Capital Solutions Ltd.	24,600	365
	Nohmi Bosai Ltd.	61,000	364
	Shibusawa Warehouse Co. Ltd.	113,000	364
	SRI Sports Ltd.	333	363
	Iida Home Max	41,400	357
*,^	Atom Corp.	120,800	354
	Mars Engineering Corp.	21,500	353
	Shikibo Ltd.	301,000	352
	ST Corp.	33,900	350
	Nidec Copal Electronics Corp.	50,800	345
	Japan Radio Co. Ltd.	138,000	343
	Furuno Electric Co. Ltd.	59,500	342
*	Nakayama Steel Works Ltd.	245,000	340
	Yomiuri Land Co. Ltd.	105,000	339
	Takihyo Co. Ltd.	71,000	338
	Mitsui High-Tec Inc.	67,000	334
	Shinsho Corp.	127,000	333
	Mitsubishi Research Institute Inc.	16,400	331
	Toho Real Estate Co. Ltd.	59,100	331
	Corona Corp.	33,700	326
	Pronexus Inc.	66,000	326
	Japan Vilene Co. Ltd.	69,000	325
	Inui Steamship Co. Ltd.	58,900	323
^	Kojima Co. Ltd.	53,800	323
	Nippon Koshuha Steel Co. Ltd.	211,000	319
^	Furukawa Battery Co. Ltd.	38,000	311
	Onoken Co. Ltd.	33,500	310
	Hosokawa Micron Corp.	74,000	309
*	Sparx Group Co. Ltd.	2,674	304
*	Best Denki Co. Ltd.	112,000	304
^	Kumiai Chemical Industry Co. Ltd.	108,000	297
*	Nishio Rent All Co. Ltd.	35,400	296
^	COOKPAD Inc.	13,900	294
	Meito Sangyo Co. Ltd.	21,700	276
	Nippon Kanzai Co. Ltd.	16,500	276
*,^	Usen Corp.	394,890	276
*,^	Ubiquitous Corp.	118	274
^	Tanaka Chemical Corp.	24,400	273
*	Noritsu Koki Co. Ltd.	46,700	269
	Information Services International-Dentsu Ltd.	38,700	268
	SEC Carbon Ltd.	48,000	267
	Toyo Securities Co. Ltd.	177,000	267
	S Foods Inc.	32,500	262
	Gakken Holdings Co. Ltd.	152,000	257
	Shibaura Mechatronics Corp.	86,000	252
	Otsuka Kagu Ltd.	28,700	251
	Toridoll.corp	216	251
	Tv Tokyo Holdings Corp.	19,400	249
	Taiko Pharmaceutical Co. Ltd.	21,200	248
	Airport Facilities Co. Ltd.	63,000	244
	Nidec-Tosok Corp.	27,600	244
	Alpha Systems Inc.	16,000	241
	Future Architect Inc.	547	241
	Ohara Inc.	21,000	226
	Daikoku Denki Co. Ltd.	19,100	222
	Iwai Cosmo Holdings Inc.	42,700	216
	Tohokushinsha Film Corp.	41,700	213
	VERISIGN JAPAN KK	501	211
	Mito Securities Co. Ltd.	133,000	195
	Daisyo Corp.	16,900	187
	Thine Electronics Inc.	153	164
*	Jipangu Holdings Inc.	3,686	59

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Cedyna Financial Corp.		—
			8,129,563
Malaysia (0.7%)
	CIMB Group Holdings Bhd.	12,279,400	33,994
	Malayan Banking Bhd.	9,594,290	28,371
	Genting Bhd.	6,706,700	26,301
	Sime Darby Bhd.	8,135,700	24,786
	IOI Corp. Bhd.	10,032,486	17,936
	Tenaga Nasional Bhd.	7,396,800	15,022
*	Petronas Chemicals Group Bhd.	6,007,628	14,664
	Public Bank Bhd. (Foreign)	3,165,094	14,005
*	Axiata Group Bhd.	7,614,300	12,613
	Maxis Bhd.	6,742,050	12,233
	AMMB Holdings Bhd.	5,428,000	11,705
	Genting Malaysia Bhd.	8,950,000	11,138
	DiGi.Com Bhd.	1,064,000	10,462
	Kuala Lumpur Kepong Bhd.	1,447,386	10,331
	MISC Bhd.	3,335,180	8,793
	PPB Group Bhd.	1,248,800	7,164
	PLUS Expressways Bhd.	4,523,900	6,869
	IJM Corp. Bhd.	3,237,960	6,781
	British American Tobacco Malaysia Bhd.	388,100	6,294
	Gamuda Bhd.	4,878,000	6,163
	YTL Corp. Bhd.	10,082,300	5,656
	Petronas Gas Bhd.	1,476,000	5,614
	Hong Leong Bank Bhd.	1,432,400	5,029
	YTL Power International Bhd.	6,576,558	5,019
	SP Setia Bhd.	3,407,250	4,806
	Telekom Malaysia Bhd.	3,231,800	4,357
	UMW Holdings Bhd.	1,761,300	4,179
	RHB Capital Bhd.	1,337,700	4,007
	Petronas Dagangan Bhd.	746,900	3,906
*	AirAsia Bhd.	3,890,000	3,777
	Dialog Group Bhd.	3,680,000	3,097
	Malaysian Resources Corp. Bhd.	4,281,000	3,085
	Berjaya Sports Toto Bhd.	2,100,128	2,995
	Alliance Financial Group Bhd.	2,803,200	2,946
	Kencana Petroleum Bhd.	3,144,600	2,796
	Bursa Malaysia Bhd.	997,600	2,706
	Parkson Holdings Bhd.	1,319,839	2,554
	Lafarge Malayan Cement Bhd.	995,100	2,435
	Boustead Holdings Bhd.	1,183,800	2,315
	MMC Corp. Bhd.	2,428,900	2,202
	Multi-Purpose Holdings Bhd.	2,054,100	2,180
	Hong Leong Financial Group Bhd.	625,200	2,168
	Media Prima Bhd.	2,274,300	2,019
	KNM Group Bhd.	2,231,000	1,983
	Berjaya Corp. Bhd.	5,016,000	1,934
	Sunway Real Estate Investment Trust	5,176,000	1,921
	Top Glove Corp. Bhd.	1,091,100	1,913
	IGB Corp. Bhd.	2,640,448	1,900
	Genting Plantations Bhd.	673,500	1,820
	SapuraCrest Petroleum Bhd.	1,431,000	1,800
	DRB-Hicom Bhd.	2,020,000	1,509
*	Malaysian Airline System Bhd.	2,417,700	1,489
	WCT Bhd.	1,442,400	1,483
	KLCC Property Holdings Bhd.	1,296,700	1,441
	Kulim Malaysia Bhd.	1,326,000	1,433
	TAN Chong Motor Holdings Bhd.	829,700	1,313
	Affin Holdings Bhd.	1,064,300	1,259
	Carlsberg Brewery-Malay Bhd.	459,800	1,227
	Sunway City Bhd.	674,200	1,102
	CapitaMalls Malaysia Trust	2,787,300	1,091
	IJM Land Bhd.	1,108,000	1,054

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	QL Resources Bhd.	945,780	1,032
	Lingkaran Trans Kota Holdings Bhd.	647,000	846
*	Time dotCom Bhd.	2,744,600	841
	Mah Sing Group Bhd.	935,400	818
	IJM Plantations Bhd.	798,900	802
*	Mulpha International Bhd.	4,462,300	800
	OSK Holdings Bhd.	1,301,900	765
	Malaysian Bulk Carriers Bhd.	857,200	753
	KPJ Healthcare Bhd.	542,800	752
	Proton Holdings Bhd.	607,300	708
	Bandar Raya Developments Bhd.	962,900	699
	HAP Seng Consolidated Bhd.	356,200	698
	Wah Seong Corp. Bhd.	914,500	689
	TA Enterprise Bhd.	2,690,300	687
	Lion Industries Corp. Bhd.	1,131,100	647
	Eastern & Oriental Bhd.	1,248,900	600
	Kian JOO CAN Factory Bhd.	755,900	594
	WTK Holdings Bhd.	893,500	593
	Malaysia Building Society	685,700	591
	Masterskill Education Group Bhd.	720,600	553
	Unisem M Bhd.	838,700	528
	YNH Property Bhd.	742,900	502
	Supermax Corp. Bhd.	328,300	459
	Hartalega Holdings Bhd.	230,800	444
	QSR Brands Bhd.	233,900	441
	Hap Seng Plantations Holdings Bhd.	442,300	426
	JT International Bhd.	168,300	419
*	Sunway Holdings Bhd.	500,300	415
	JCY International Bhd.	1,671,100	404
	Evergreen Fibreboard Bhd.	900,800	396
	TA Global Bhd.	2,933,300	386
	United Malacca Bhd.	159,700	379
	Ann Joo Resources Bhd.	374,900	367
	Kossan Rubber Industries	330,000	360
	Muhibbah Engineering M Bhd.	659,900	358
	Mudajaya Group Bhd.	208,800	326
	Esso Malaysia Bhd.	224,000	319
	Kinsteel Bhd.	1,091,000	317
	Landmarks Bhd.	597,800	309
	Faber Group Bhd.	390,400	293
	Padiberas Nasional Bhd.	307,000	288
*	YTL Land & Development Bhd.	443,800	278
	Starhill Real Estate Investment Trust	916,000	271
	Shin Yang Shipping Corp. Bhd.	1,032,900	261
	Naim Holdings Bhd.	266,600	252
	YTL E-Solutions Bhd.	696,600	252
*	Scomi Group Bhd.	2,279,200	239
*	Latexx Partners Bhd.	255,300	237
	TH Plantations Bhd.	336,700	236
*	Malaysian Pacific Industries Bhd.	120,400	215
	Puncak Niaga Holding Bhd.	297,200	210
	Lingui Development Bhd.	330,100	206
	Uchi Technologies Bhd.	434,900	206
	Hai-O Enterprise Bhd.	267,800	204
	Hock Seng LEE Bhd.	348,300	204
	Alam Maritim Resources Bhd.	528,100	201
*	Tradewinds Corp. Bhd.	586,300	190
	CSC Steel Holdings Bhd.	302,200	178
	Cahya Mata Sarawak Bhd.	232,300	177
	Petra Perdana Bhd.	498,000	170
	Kim Loong Resources Bhd.	217,700	163
*	Zelan Bhd.	933,900	158
	Ranhill Bhd.	606,200	152
	Pelikan International Corp. Bhd.	352,300	135

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Lion Diversified Holdings Bhd.	744,700	112
	Kumpulan Perangsang Selangor Bhd.	273,700	111
*	WCT Bhd. Warrants Expire 02/24/2016	288,480	73
*	Kulim Malaysia Bhd. Warrants	165,750	47
	Public Bank Bhd. (Local)	8,900	39
*	QL Resources Bhd. Warrants	34,224	11
			420,937
Mexico (1.0%)
	America Movil SAB de CV	59,207,970	169,677
	Wal-Mart de Mexico SAB de CV	18,792,100	58,866
	Fomento Economico Mexicano SAB de CV	6,506,000	40,946
	Grupo Mexico SAB de CV Class B	11,488,717	39,780
*	Grupo Televisa SA	7,046,200	33,365
*	Cemex SAB de CV	29,058,651	25,192
	Grupo Financiero Banorte SAB de CV	4,883,900	24,594
	Telefonos de Mexico SAB de CV	16,421,700	15,421
	Grupo Financiero Inbursa SA	2,513,914	13,406
	Alfa SAB de CV Class A	882,400	13,215
	Grupo Modelo SAB de CV	1,899,100	11,875
	Industrias Penoles SAB de CV	301,235	11,730
	Grupo Elektra SA de CV	220,520	10,042
	Kimberly-Clark de Mexico SAB de CV Class A	1,595,500	9,872
	Grupo Bimbo SAB de CV Class A	4,284,000	9,452
	Mexichem SAB de CV	2,416,363	9,183
	Embotelladoras Arca SAB de CV	1,219,816	7,408
*	Minera Frisco SAB de CV	1,715,324	7,395
	Grupo Carso SAB de CV	1,730,700	6,731
	Coca-Cola Femsa SAB de CV	812,500	6,474
	Banco Compartamos SA de CV	729,500	5,070
*	Empresas ICA SAB de CV	1,764,936	4,357
*	Corp GEO SAB de CV	1,434,657	4,235
	Grupo Aeroportuario del Pacifico SAB de CV Class B	941,100	3,914
	Grupo Aeroportuario del Sureste SAB de CV Class B	629,891	3,725
*	Urbi Desarrollos Urbanos SAB de CV	1,436,600	3,442
*	Desarrolladora Homex SAB de CV	643,000	3,027
*	Genomma Lab Internacional SAB de CV Class B	952,200	2,380
*	Controladora Comercial Mexicana SAB de CV	1,226,956	2,139
*	Industrias CH SAB de CV Class B	514,344	2,048
	Grupo Aeroportuario del Pacifico SAB de CV ADR	48,526	2,024
	TV Azteca SAB de CV	2,739,635	1,956
*	Inmuebles Carso SAB de CV	1,668,300	1,884
*	Carso Infraestructura y Construccion SAB de CV	2,646,394	1,793
	Bolsa Mexicana de Valores SAB de CV	757,252	1,630
	Consorcio ARA SAB de CV	2,547,366	1,514
*	Axtel SAB de CV	2,392,458	1,417
	Grupo Aeroportuario del Centro Norte Sab de CV	566,742	1,189
*	Grupo Famsa SAB de CV Class A	566,871	1,142
*	Gruma SAB de CV Class B	467,400	936
*	Vitro SAB de CV	749,008	917
*	Grupo Simec SAB de CV Class B	275,110	785
	Alsea SAB de CV	614,493	698
*	Cia Minera Autlan SAB de CV Class B	187,000	521
	Financiera Independencia SAB de CV	420,134	423
	Compartamos SAB de CV	210,400	392
*	Bio Pappel SAB de CV	240,600	231
*	Maxcom Telecomunicaciones SAB de CV	333,800	153
			578,566
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	84,813	1,043
	Maroc Telecom	49,896	988
*	Alliances Developpement Immobilier SA	10,987	981
	Attijariwafa Bank	15,081	720
			3,732

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
Netherlands (1.7%)
	Unilever NV	4,900,893	161,341
*	ING Groep NV	11,516,514	151,722
	Koninklijke Philips Electronics NV	2,966,563	87,864
	Koninklijke KPN NV	4,733,298	75,101
	Akzo Nobel NV	697,772	54,104
	ASML Holding NV	1,289,824	53,763
	Koninklijke Ahold NV	3,577,163	50,236
^	Heineken NV	780,260	46,686
*	Aegon NV	5,173,238	41,119
	Koninklijke DSM NV	464,958	32,048
	TNT NV	1,128,735	27,777
	Reed Elsevier NV	2,073,646	27,055
	Wolters Kluwer NV	895,237	20,858
	Fugro NV	205,237	18,812
	Randstad Holding NV	332,640	18,715
	Heineken Holding NV	348,164	18,371
*	SBM Offshore NV	501,723	14,673
^	Corio NV	178,255	12,622
	Koninklijke Boskalis Westminster NV	213,543	11,349
	Koninklijke Vopak NV	211,566	10,136
	Imtech NV	233,091	8,852
	Nutreco NV	104,711	8,149
	CSM	198,119	7,590
^	Aalberts Industries NV	289,944	7,333
	Wereldhave NV	64,538	6,746
^	Delta Lloyd NV	227,271	5,980
*	ASM International NV	131,759	5,715
	Eurocommercial Properties NV	110,056	5,656
	Koninklijke BAM Groep NV	668,684	5,339
	Vastned Retail NV	56,314	4,315
	Arcadis NV	166,450	4,296
*	USG People NV	196,127	3,883
*,^	TomTom NV	410,491	3,713
^	Koninklijke Ten Cate NV	74,872	3,465
	Mediq NV	156,941	3,383
	Unit 4 NV	80,584	3,023
	TKH Group NV	93,194	2,913
	Sligro Food Group NV	75,668	2,811
*	SNS REAAL NV	446,187	2,741
*	Wavin NV	142,122	2,542
^	Nieuwe Steen Investments NV	114,777	2,540
	BinckBank NV	139,178	2,517
	Beter Bed Holding NV	53,011	1,679
*,^	AMG Advanced Metallurgical Group NV	65,303	1,464
	Brunel International NV	26,521	1,345
*	Accell Group	19,551	1,164
	Exact Holding NV	35,006	1,133
*	Hunter Douglas NV	19,609	1,050
	Vastned Offices/Industrial NV	51,561	1,030
*,^	Kardan NV	159,996	949
^	Koninklijke Wessanen NV	204,784	911
*	Ordina NV	128,626	760
^	Amsterdam Commodities NV	38,380	626
	KAS Bank NV	31,205	552
	ASML Holding NV ADR	7,466	312
*	Aegon NV	922	7
			1,050,836
New Zealand (0.1%)
	Fletcher Building Ltd.	1,816,463	13,541
	Telecom Corp. of New Zealand Ltd.	5,823,835	10,213
	Auckland International Airport Ltd.	2,831,896	5,096
	Sky City Entertainment Group Ltd.	1,735,526	5,007
	Contact Energy Ltd.	944,394	4,556

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Fisher & Paykel Healthcare Corp. Ltd.	1,583,155	3,967
	Sky Network Television Ltd.	551,965	2,606
	Infratil Ltd.	1,265,620	1,947
*	Fletcher Building Ltd.	240,759	1,781
	Mainfreight Ltd.	229,154	1,723
	Vector Ltd.	804,415	1,670
	Nuplex Industries Ltd.	626,337	1,658
	Kiwi Income Property Trust	1,954,305	1,630
	AMP NZ Office Ltd.	2,270,378	1,508
	Ryman Healthcare Ltd.	711,115	1,464
	Goodman Property Trust	1,975,235	1,456
	Freightways Ltd.	413,272	1,153
	Warehouse Group Ltd.	310,251	919
	New Zealand Oil & Gas Ltd.	1,059,646	833
	Tower Ltd.	482,562	734
*	Fisher & Paykel Appliances Holdings Ltd.	1,501,849	731
	Air New Zealand Ltd.	766,771	691
*	PGG Wrightson Ltd.	943,205	375
			65,259
Norway (0.8%)
	Statoil ASA	3,360,724	98,449
^	DnB NOR ASA	2,936,067	47,742
	Telenor ASA	2,497,945	43,154
	Yara International ASA	569,258	33,328
	Seadrill Ltd.	835,828	29,653
^	Norsk Hydro ASA	2,679,024	23,762
^	Orkla ASA	2,331,821	23,599
	Subsea 7 SA	843,712	22,223
*,^	Aker Solutions ASA	494,761	11,925
^	Storebrand ASA	1,026,249	10,659
	Marine Harvest ASA	7,503,153	9,913
*	Petroleum Geo-Services ASA	621,321	9,829
	TGS Nopec Geophysical Co. ASA	296,113	7,796
	Schibsted ASA	226,272	6,808
	ProSafe SE	666,667	5,412
*,^	Renewable Energy Corp. ASA	1,517,571	5,359
	Fred Olsen Energy ASA	102,511	4,722
^	Tomra Systems ASA	457,831	3,929
^	Frontline Ltd.	168,665	3,726
*	DNO International ASA	2,481,536	3,724
	Cermaq ASA	150,625	3,103
*	Norwegian Property ASA	1,384,957	2,798
*,^	Algeta ASA	93,777	2,714
*	BW Offshore Ltd.	1,042,815	2,704
^	Veidekke ASA	255,302	2,578
*	Songa Offshore SE	420,190	2,567
^	SpareBank 1 SMN	237,465	2,386
^	Atea ASA	208,598	2,308
	Aker ASA	75,227	2,296
	Stolt-Nielsen Ltd.	93,333	2,260
	Austevoll Seafood ASA	270,518	2,078
	Leroey Seafood Group ASA	57,778	1,877
*	Norwegian Energy Co. AS	664,012	1,818
^	Nordic Semiconductor ASA	444,337	1,662
*	DOF ASA	132,362	1,461
*,^	Norske Skogindustrier ASA	498,273	1,416
*	Dockwise Ltd.	43,122	1,250
^	Opera Software ASA	221,394	1,242
^	Wilh Wilhelmsen Holding ASA	39,187	1,186
*,^	Kongsberg Automotive Holding ASA	1,163,422	1,159
*,^	Norwegian Air Shuttle AS	58,467	1,148
^	Golden Ocean Group Ltd.	907,507	1,111
*	Sevan Marine ASA	1,498,496	1,058
*	Polarcus Ltd.	750,321	974

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Northern Offshore Ltd.	350,863	923
*	Morpol ASA	237,351	920
*	Det Norske Oljeselskap ASA	142,865	899
*	Eltek ASA	696,552	887
	Bakkafrost P/F	75,747	808
*	BWG Homes ASA	168,483	788
*	Pronova BioPharma AS	415,551	679
	Copeinca ASA	67,081	645
*,^	Hurtigruten ASA	661,425	613
*	Deep Sea Supply plc	224,326	604
*	EDB ErgoGroup ASA	178,407	493
	Grieg Seafood ASA	96,116	365
*,^	Norse Energy Corp. ASA	1,046,077	174
*	Norse Energy Corp. ASA Rights	73,539	1
			459,665
Peru (0.1%)
	Southern Copper Corp.	426,385	15,972
	Credicorp Ltd.	141,272	13,653
	Cia de Minas Buenaventura SA	289,871	11,896
	Cia de Minas Buenaventura SA ADR	281,696	11,738
	Southern Copper Corp.	213,252	8,040
	Credicorp Ltd.	63,767	6,155
	Casa Grande SAA	123,236	549
*	Cia Minera Atacocha SA Class B	1,122,107	361
	Corp Aceros Arequipa SA	330,090	278
	Refineria La Pampilla SA Relapasa	498,544	272
*	Empresa Siderurgica del Peru SAA	464,300	217
			69,131
Philippines (0.1%)
	Philippine Long Distance Telephone Co.	141,175	8,206
	SM Investments Corp.	551,840	7,469
	Ayala Land Inc.	15,724,300	6,048
	Bank of the Philippine Islands	4,194,401	5,769
	Aboitiz Equity Ventures Inc.	5,807,000	5,383
	Manila Electric Co.	920,683	5,275
	Ayala Corp.	526,740	4,818
	Aboitiz Power Corp.	5,601,723	4,139
*	Metropolitan Bank & Trust	2,561,642	4,111
	SM Prime Holdings Inc.	14,299,600	4,014
	Energy Development Corp.	22,586,700	3,568
	Alliance Global Group Inc.	11,939,541	3,313
	Banco de Oro Unibank Inc.	2,341,790	2,974
	Jollibee Foods Corp.	1,264,420	2,794
	Globe Telecom Inc.	96,250	2,025
	Megaworld Corp.	31,586,000	1,724
	Robinsons Land Corp.	5,180,535	1,614
	Security Bank Corp.	495,800	1,152
	First Philippine Holdings Corp.	682,600	1,056
	Manila Water Co. Inc.	2,412,900	1,016
*	First Gen Corp.	2,788,600	953
	Filinvest Land Inc.	31,519,000	937
*	Lopez Holdings Corp.	5,767,770	865
*	Philippine National Bank	548,940	821
	Rizal Commercial Banking Corp.	1,106,840	725
	Vista Land & Lifescapes Inc.	7,363,250	544
*	Atlas Consolidated Mining & Development	1,106,700	414
	Philweb Corp.	1,043,700	404
			82,131
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,883,661	32,415
^	KGHM Polska Miedz SA	420,101	30,903
	Bank Pekao SA	354,128	23,211
	Powszechny Zaklad Ubezpieczen SA	143,589	20,178

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Polski Koncern Naftowy Orlen SA	967,174	20,159
	PGE SA	1,972,198	17,799
	Telekomunikacja Polska SA	2,196,771	14,523
	Polskie Gornictwo Naftowe i Gazownictwo SA	5,265,816	7,712
	Tauron Polska Energia SA	3,004,004	7,017
*	BRE Bank SA	44,814	5,839
*	Getin Holding SA	1,005,398	5,650
*	Lubelski Wegiel Bogdanka SA	93,010	4,411
*	Kernel Holding SA	152,026	4,128
*	Globe Trade Centre SA	506,017	3,946
	Asseco Poland SA	190,777	3,817
	Bank Handlowy w Warszawie SA	96,094	3,619
*	Grupa Lotos SA	199,520	3,569
*	ING Bank Slaski SA	10,022	3,308
	TVN SA	474,547	3,145
*	Synthos SA	1,843,326	3,129
*	Bank Millennium SA	1,307,638	2,680
	Eurocash SA	206,996	2,534
	Enea SA	339,635	2,495
^	Polimex-Mostostal SA	1,650,214	2,171
	PBG SA	29,120	1,800
	Cyfrowy Polsat SA	278,757	1,704
	Budimex SA	37,303	1,514
*	Cersanit SA	284,354	1,316
*	Netia SA	646,756	1,287
	Agora SA	130,003	1,250
*,^	AmRest Holdings SE	37,827	1,160
*,^	Ciech SA	98,713	983
^	Zaklady Azotowe Pulawy SA	18,492	851
*	Boryszew SA	1,936,193	788
*	NFI Empik Media & Fashion SA	115,008	787
*	Kopex SA	82,205	628
*,^	Bioton SA	9,495,238	606
*	Zaklady Azotowe w Tarnowie-Moscicach SA	37,828	541
*	Boryszew SA Rights	1,403,797	518
	Rafako SA	105,768	482
*,^	Zaklady Chemiczne Police SA	72,667	414
*	Dom Maklerski IDMSA	391,874	403
	Polnord SA	30,669	374
*	LC Corp. SA	618,902	368
*,^	Petrolinvest SA	90,192	348
*	Impexmetal SA	177,113	336
*	ComArch SA	8,705	302
*,^	MCI Management SA	93,316	301
*	Trakcja Polska SA	221,194	291
*	Polski Koncern Miesny Duda SA	426,732	244
*	Gant Development SA	42,771	225
*	Barlinek SA	140,286	217
*,^	Jutrzenka Holding SA	158,697	216
*	Mostalzab	205,904	213
*,^	Hydrobudowa Polska SA	232,872	200
*	JW Construction Holding SA	29,893	174
	Erbud SA	12,157	172
	Arctic Paper SA	38,240	170
*	Stalexport Autostrady SA	307,209	146
*	Pol-Aqua SA	19,039	136
			249,823
Portugal (0.2%)
	EDP - Energias de Portugal SA	5,754,832	23,511
	Portugal Telecom SGPS SA	1,747,839	21,390
	Galp Energia SGPS SA Class B	699,065	15,635
	Jeronimo Martins SGPS SA	663,450	10,882
*,^	Banco Comercial Portugues SA	8,790,475	7,013
^	Banco Espirito Santo SA	1,564,283	6,589

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	EDP Renovaveis SA	659,285	5,078
	Cimpor Cimentos de Portugal SGPS SA	680,525	4,702
*	Brisa Auto-Estradas de Portugal SA	548,886	3,672
^	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	528,898	2,996
	Sonae	2,434,685	2,923
	Semapa-Sociedade de Investimento e Gestao	176,765	2,224
	Portucel Empresa Produtora de Pasta e Papel SA	567,809	2,126
*	REN - Redes Energeticas Nacionais SA	411,203	1,566
^	Banco BPI SA	774,268	1,392
*,^	Altri SGPS SA	368,686	891
*	Sonaecom - SGPS SA	313,117	721
*,^	Mota-Engil SGPS SA	181,566	482
*,^	Sonae Industria SGPS SA	185,571	409
*	BANIF SGPS SA	321,469	333
	Novabase SGPS SA	34,520	159
*	Impresa SGPS SA	109,291	155
	Martifer SGPS SA	56,104	119
*	Sonae Capital SGPS SA	193,104	103
			115,071
Russia (1.5%)
	Gazprom OAO ADR	13,222,678	224,042
	Sberbank of Russia	25,979,947	94,977
	Lukoil OAO ADR	1,333,432	92,676
	MMC Norilsk Nickel OJSC	198,813	56,590
	Gazprom OAO	5,603,843	48,250
	NovaTek OAO GDR	273,088	38,511
	Rosneft Oil Co. GDR	3,701,055	33,147
	Mobile Telesystems OJSC ADR	1,552,192	32,829
	Tatneft ADR	658,254	29,735
	VTB Bank OJSC GDR	3,862,885	25,078
	Surgutneftegas OJSC ADR	2,047,389	21,894
	Magnit OJSC GDR	667,634	18,770
	Uralkali	2,223,104	18,547
*	Federal Hydrogenerating Co. JSC	348,107,072	17,659
	Mechel ADR	434,275	12,407
	Surgutneftegas OJSC Prior Pfd.	20,970,004	12,253
*	Federal Grid Co. Unified Energy System JSC	919,229,832	12,143
	Novolipetsk Steel OJSC GDR	268,464	10,284
	Severstal OAO GDR	551,261	9,972
	Rosneft Oil Co.	1,076,640	9,572
	Polyus Gold OJSC ADR	260,626	9,396
	Sistema JSFC GDR	286,685	8,118
	Sberbank of Russia Prior Pfd.	3,014,164	7,387
	AK Transneft OAO Prior Pfd.	4,683	6,912
	Wimm-Bill-Dann Foods OJSC ADR	186,720	6,589
*	Polymetal JSC	297,083	5,844
	Lukoil OAO	74,254	5,136
*	OGK-4 OJSC	46,238,595	4,118
*	TMK OAO GDR	179,489	3,690
*	Inter Rao Ues OAO	2,515,615,427	3,245
*	Raspadskaya	474,038	3,154
	Uralsvyazinform	48,250,300	2,906
*	OGK-2 OAO	45,368,842	2,559
	VolgaTelecom	350,319	2,087
	Tatneft	310,195	2,026
	Sibirtelecom OJSC	17,107,088	1,960
	North-West Telecom	1,258,707	1,624
*	OGK-6 OAO	35,612,540	1,620
	Severstal OAO	82,238	1,511
	Akron JSC	27,167	1,279
	Uralsvyazinform Prior Pfd.	22,657,521	1,072
	Surgutneftegas OJSC	995,716	1,043
	Sibirtelecom OJSC Prior Pfd.	11,167,539	995
*	AvtoVAZ	959,393	956

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Sollers OJSC	43,650	886
	VolgaTelecom Prior Pfd.	188,963	882
*	Inter-Regional Distribution Network Co. Center and Privolzhya OJSC	97,007,800	844
	Polyus Gold OJSC	11,737	837
*	Pharmacy Chain 36.6 OAO	240,134	798
	North-West Telecom Prior Pfd.	723,939	729
	Dalsvyaz OJSC	123,020	700
*	TGK-9 OAO	5,621,810,330	675
*	Razgulay Group	249,486	574
	MMC Norilsk Nickel OJSC ADR	18,940	524
	VTB Bank OJSC	147,466,163	476
*	RAO Energy System of East OAO	41,216,100	443
*	TGK-6 JSC	1,078,169,787	442
	Mosenergosbyt JSC	21,540,740	428
*	TGK-5	828,028,359	414
*	Belon OJSC	587,845	409
*	TGC-2	1,268,144,984	317
*	RBC Information Systems	174,200	246
*	FEEC	7,031,632	224
*	RusHydro JSC	1,571,883	80
			915,491
Singapore (1.2%)
	DBS Group Holdings Ltd.	5,212,999	63,870
	Singapore Telecommunications Ltd.	23,944,000	61,120
	United Overseas Bank Ltd.	3,717,000	59,639
	Oversea-Chinese Banking Corp. Ltd.	7,533,000	58,827
	Keppel Corp. Ltd.	4,232,800	41,219
*	Genting Singapore plc	18,376,720	32,639
	Wilmar International Ltd.	5,772,000	24,876
	CapitaLand Ltd.	7,689,500	21,387
	Noble Group Ltd.	11,443,590	20,908
	Singapore Airlines Ltd.	1,624,000	18,707
	Singapore Exchange Ltd.	2,588,000	16,512
	City Developments Ltd.	1,632,000	15,808
	Fraser and Neave Ltd.	2,948,000	15,113
	Singapore Press Holdings Ltd.	4,604,000	14,982
*	Hutchison Port Holdings Trust	15,695,401	14,440
	SembCorp Industries Ltd.	2,975,000	13,144
	Singapore Technologies Engineering Ltd.	5,036,000	12,978
	SembCorp Marine Ltd.	2,493,000	11,568
	Golden Agri-Resources Ltd.	20,258,791	11,034
	CapitaMall Trust	6,755,300	10,449
	Jardine Cycle & Carriage Ltd.	325,000	9,809
	Olam International Ltd.	3,820,000	8,974
	Ascendas Real Estate Investment Trust	5,266,666	8,747
	Yangzijiang Shipbuilding Holdings Ltd.	5,828,000	8,632
*	Global Logistic Properties Ltd.	4,707,000	7,426
	Keppel Land Ltd.	2,175,000	7,423
	Suntec Real Estate Investment Trust	5,877,000	7,306
	ComfortDelGro Corp. Ltd.	5,626,000	7,045
	CapitaCommercial Trust	5,910,000	6,962
	Venture Corp. Ltd.	786,000	6,202
	CapitaMalls Asia Ltd.	4,121,000	5,970
^	Cosco Corp. Singapore Ltd.	3,080,000	5,606
	UOL Group Ltd.	1,410,000	5,583
	Straits Asia Resources Ltd.	1,846,000	4,465
	SATS Ltd.	2,039,000	4,303
^	Neptune Orient Lines Ltd.	2,767,750	4,263
	StarHub Ltd.	1,771,000	4,158
	Singapore Post Ltd.	4,172,000	3,958
	SMRT Corp. Ltd.	2,344,000	3,642
	CDL Hospitality Trusts	1,921,000	3,173
	Mapletree Logistics Trust	3,917,000	2,898
*	Biosensors International Group Ltd.	2,399,000	2,648

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
^	Hyflux Ltd.	1,504,000	2,645
	Yanlord Land Group Ltd.	2,137,000	2,535
	Starhill Global REIT	4,331,000	2,248
	M1 Ltd.	1,139,000	2,223
	Allgreen Properties Ltd.	2,280,000	2,201
	GuocoLand Ltd.	1,057,000	2,157
^	Fortune Real Estate Investment Trust	4,210,000	2,097
^	Ezra Holdings Ltd.	1,539,000	2,081
	Wing Tai Holdings Ltd.	1,519,000	1,962
	Singapore Land Ltd.	330,000	1,931
	Ascott Residence Trust	1,953,000	1,899
	Frasers Centrepoint Trust	1,477,000	1,788
	Midas Holdings Ltd.	2,838,000	1,696
	Parkway Life Real Estate Investment Trust	1,105,000	1,563
	Goodpack Ltd.	943,000	1,527
*,^	Indofood Agri Resources Ltd.	861,000	1,467
*,2	ARA Asset Management Ltd.	995,000	1,432
*,^	China Minzhong Food Corp. Ltd.	933,000	1,381
	Wheelock Properties Singapore Ltd.	890,000	1,354
^	Cache Logistics Trust	1,623,000	1,266
	Cambridge Industrial Trust	3,060,000	1,251
	CSE Global Ltd.	1,300,000	1,233
	OSIM International Ltd.	839,000	1,168
*	Raffles Medical Group Ltd.	600,000	1,115
*	UOB-Kay Hian Holdings Ltd.	725,000	1,114
	CapitaRetail China Trust	1,067,000	1,099
*	Jaya Holdings Ltd.	2,254,000	1,080
	United Engineers Ltd.	515,000	1,070
	K-REIT Asia	959,000	1,027
*,^	Tiger Airways Holdings Ltd.	815,000	1,000
	Hotel Properties Ltd.	504,000	989
	Lippo-Mapletree Indonesia Retail Trust	2,153,000	985
^	First Resources Ltd.	849,000	959
^	GMG Global Ltd.	4,155,000	952
	Frasers Commercial Trust	1,412,600	924
	Sound Global Ltd.	1,474,000	905
*	Ho Bee Investment Ltd.	735,000	891
*,^	Raffles Education Corp. Ltd.	1,618,999	880
	GuocoLeisure Ltd.	1,368,000	824
	AIMS AMP Capital Industrial REIT	4,797,000	804
	Metro Holdings Ltd.	1,121,000	797
*,^	Ying Li International Real Estate Ltd.	2,464,000	797
*	China Aviation Oil Singapore Corp. Ltd.	683,000	755
*,^	SC Global Developments Ltd.	622,000	718
*	Banyan Tree Holdings Ltd.	926,000	715
	Hong Leong Asia Ltd.	319,000	702
*,^	Oceanus Group Ltd.	3,065,000	689
	Stamford Land Corp. Ltd.	1,358,000	688
*	Hi-P International Ltd.	634,000	632
	CWT Ltd.	590,000	628
*,^	Ezion Holdings Ltd.	987,000	558
	Boustead Singapore Ltd.	666,000	555
*,^	Swiber Holdings Ltd.	842,000	548
	Tat Hong Holdings Ltd.	798,000	545
*,^	Super Group Ltd.	449,000	507
	Rotary Engineering Ltd.	650,000	495
*	KS Energy Services Ltd.	601,000	487
*,^	Gallant Venture Ltd.	1,334,000	475
*	Hong Fok Corp. Ltd.	856,000	417
	China XLX Fertiliser Ltd.	1,139,000	401
*	Chemoil Energy Ltd.	1,071,000	381
^	Otto Marine Ltd.	1,893,000	356
*	Pacific Century Regional Developments Ltd.	2,265,000	351
	Creative Technology Ltd.	120,300	342

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Keppel Telecommunications & Transportation Ltd.	316,000	333
CH Offshore Ltd.	807,000	294
K1 Ventures Ltd.	2,094,000	257
*,^ Li Heng Chemical Fibre Technologies Ltd.	1,408,000	202
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	724,972	95
		740,856
South Africa (1.8%)
MTN Group Ltd.	5,098,618	113,405
Sasol Ltd.	1,736,507	100,346
Naspers Ltd.	1,161,613	69,955
AngloGold Ashanti Ltd.	1,150,745	58,602
Standard Bank Group Ltd.	3,588,307	56,356
Impala Platinum Holdings Ltd.	1,527,162	47,759
Gold Fields Ltd.	2,178,202	38,960
FirstRand Ltd.	8,565,364	26,974
Sanlam Ltd.	5,695,162	24,429
Remgro Ltd.	1,302,354	22,584
Bidvest Group Ltd.	896,580	20,671
ABSA Group Ltd.	974,013	20,188
Anglo Platinum Ltd.	197,627	20,112
Shoprite Holdings Ltd.	1,231,490	19,437
Harmony Gold Mining Co. Ltd.	1,159,071	17,794
Kumba Iron Ore Ltd.	242,699	17,759
Truworths International Ltd.	1,302,635	15,068
Tiger Brands Ltd.	486,108	14,270
Steinhoff International Holdings Ltd.	3,698,951	14,264
Vodacom Group Ltd.	1,119,955	13,717
Growthpoint Properties Ltd.	4,751,860	13,192
African Bank Investments Ltd.	2,185,519	12,759
Massmart Holdings Ltd.	577,545	12,645
Nedbank Group Ltd.	541,136	12,057
African Rainbow Minerals Ltd.	320,200	10,429
Woolworths Holdings Ltd.	2,233,922	10,196
Exxaro Resources Ltd.	374,526	10,137
RMB Holdings Ltd.	2,239,380	9,675
Aspen Pharmacare Holdings Ltd.	773,805	9,553
Redefine Properties Ltd.	7,615,317	9,085
Imperial Holdings Ltd.	501,634	9,026
* Sappi Ltd.	1,602,184	8,740
Foschini Group Ltd.	612,438	8,453
MMI Holdings Ltd.	3,164,992	8,210
Barloworld Ltd.	686,013	7,777
Spar Group Ltd.	512,356	7,601
ArcelorMittal South Africa Ltd.	530,490	7,265
Mr Price Group Ltd.	708,565	7,259
Netcare Ltd.	3,249,343	7,016
Pretoria Portland Cement Co. Ltd.	1,587,575	6,051
Aveng Ltd.	1,117,946	5,940
Clicks Group Ltd.	863,613	5,779
Investec Ltd.	703,249	5,691
Nampak Ltd.	1,604,050	5,482
Reunert Ltd.	543,461	5,158
Capital Property Fund	4,076,566	5,087
Adcock Ingram Holdings Ltd.	530,439	4,926
Discovery Holdings Ltd.	817,199	4,714
Aeci Ltd.	358,309	4,691
Telkom SA Ltd.	790,971	4,609
Sun International Ltd.	323,843	4,522
Mondi Ltd.	449,111	4,322
Northam Platinum Ltd.	627,775	4,148
Pick n Pay Stores Ltd.	635,599	4,113
RMI Holdings	2,266,141	4,094
Hyprop Investments Ltd.	476,619	3,845
AVI Ltd.	797,548	3,740

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Murray & Roberts Holdings Ltd.	967,042	3,712
	Tongaat Hulett Ltd.	238,656	3,487
	JD Group Ltd.	473,122	3,458
	Fountainhead Property Trust	3,405,185	3,426
	Liberty Holdings Ltd.	293,307	3,216
	Resilient Property Income Fund Ltd.	672,272	3,190
	Lewis Group Ltd.	257,927	3,102
	Illovo Sugar Ltd.	708,472	3,071
	SA Corporate Real Estate Fund Nominees Pty Ltd.	5,788,635	2,908
*	Metorex Ltd.	2,527,832	2,828
	Allied Electronics Corp. Ltd. Prior Pfd.	675,401	2,827
	DataTec Ltd.	485,012	2,703
	Acucap Properties Ltd.	468,472	2,604
	Wilson Bayly Holmes-Ovcon Ltd.	144,490	2,509
	Astral Foods Ltd.	118,697	2,428
	Santam Ltd.	122,252	2,421
	JSE Ltd.	235,896	2,358
	Grindrod Ltd.	1,045,754	2,328
	Pick'n Pay Holdings Ltd.	777,908	2,135
	Coronation Fund Managers Ltd.	607,173	1,754
*	Omnia Holdings Ltd.	153,876	1,751
	Emira Property Fund	864,399	1,740
	Allied Technologies Ltd.	140,882	1,375
	Group Five Ltd.	310,934	1,374
	Vukile Property Fund Ltd.	591,305	1,281
	Hudaco Industries Ltd.	87,903	1,150
	African Oxygen Ltd.	393,908	1,110
	Sycom Property Fund	335,248	1,085
*	Eqstra Holdings Ltd.	1,001,523	1,024
*	Super Group Ltd.	8,077,091	974
	City Lodge Hotels Ltd.	91,773	965
	Palabora Mining Co. Ltd.	41,571	929
	Afgri Ltd.	838,028	891
	Avusa Ltd.	233,607	869
	Cipla Medpro South Africa Ltd.	823,346	861
	Raubex Group Ltd.	285,706	861
	Brait SA	299,724	854
	Famous Brands Ltd.	129,262	828
	Merafe Resources Ltd.	3,515,209	798
	Cashbuild Ltd.	53,727	760
	DRDGOLD Ltd.	1,054,628	640
	Adcorp Holdings Ltd.	153,859	628
	Zeder Investments Ltd.	1,662,111	618
	Allied Electronics Corp. Ltd.	131,424	577
	Stefanutti Stocks Holdings Ltd.	307,111	556
	Basil Read Holdings Ltd.	262,694	515
*	Sentula Mining Ltd.	1,093,944	483
	Iliad Africa Ltd.	312,330	348
*	Evraz Highveld Steel and Vanadium Ltd.	40,392	344
*	Distribution and Warehousing Network Ltd.	318,222	341
*	Mvelaphanda Group Ltd.	650,531	317
*	Mvelaserve Ltd.	173,109	307
*	Wesizwe	861,799	297
*	Simmer & Jack Mines Ltd.	2,168,007	264
	Argent Industrial Ltd.	173,313	224
*	Hulamin Ltd.	178,227	190
			1,085,231
South Korea (3.5%)
	Samsung Electronics Co. Ltd.	261,755	218,639
	Hyundai Motor Co.	463,901	106,998
	LG Chem Ltd.	139,664	69,388
	Hyundai Mobis	205,098	68,792
2	Samsung Electronics Co. Ltd. GDR	141,203	58,947
	Hyundai Heavy Industries Co. Ltd.	114,252	57,142

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	POSCO	119,308	52,357
	Kia Motors Corp.	716,440	51,540
	Hynix Semiconductor Inc.	1,510,290	47,755
	Shinhan Financial Group Co. Ltd.	896,600	43,986
	KB Financial Group Inc.	740,093	39,673
	SK Innovation Co. Ltd.	180,562	39,279
	Samsung Electronics Co. Ltd. Prior Pfd.	61,951	36,471
	POSCO ADR	310,397	34,237
	Hana Financial Group Inc.	658,400	27,935
	Samsung C&T Corp.	376,614	27,283
	LG Electronics Inc.	282,248	27,172
	OCI Co. Ltd.	45,239	27,061
	LG Corp.	286,890	26,413
	LG Display Co. Ltd.	700,510	25,128
*	NHN Corp.	123,553	24,511
	Samsung Fire & Marine Insurance Co. Ltd.	107,167	23,021
	Samsung Heavy Industries Co. Ltd.	487,060	22,081
	Shinsegae Co. Ltd.	84,878	21,385
	Hyundai Steel Co.	167,687	21,362
	S-Oil Corp.	136,016	20,336
	Samsung Engineering Co. Ltd.	90,666	20,164
	KT&G Corp.	331,551	19,623
	Samsung SDI Co. Ltd.	102,359	18,342
	Samsung Electro-Mechanics Co. Ltd.	179,610	17,386
	Hyundai Engineering & Construction Co. Ltd.	200,227	16,820
	Shinhan Financial Group Co. Ltd. ADR	157,813	15,311
	Honam Petrochemical Corp.	42,923	15,198
	Cheil Industries Inc.	136,214	15,018
	SK Holdings Co. Ltd.	78,134	14,042
	Lotte Shopping Co. Ltd.	30,594	13,953
	Samsung Life Insurance Co. Ltd.	149,725	13,593
	KB Financial Group Inc. ADR	246,496	13,136
	GS Engineering & Construction Corp.	108,021	13,019
	GS Holdings	153,749	12,890
	Samsung Securities Co. Ltd.	151,683	12,683
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	289,900	12,425
	Woori Finance Holdings Co. Ltd.	851,997	11,643
*	Korea Electric Power Corp.	477,100	11,431
	Hanwha Chem Corp.	254,780	11,371
	NCSoft Corp.	42,858	11,366
	LG Household & Health Care Ltd.	25,759	10,361
	Korea Zinc Co. Ltd.	25,482	10,064
	SK Telecom Co. Ltd.	66,036	10,005
	Amorepacific Corp.	9,608	9,685
	Industrial Bank of Korea	499,080	9,591
	Daelim Industrial Co. Ltd.	84,700	9,580
	Samsung Techwin Co. Ltd.	111,837	9,218
	Hankook Tire Co. Ltd.	228,770	9,188
	Hyundai Motor Co. 2nd Pfd.	113,857	9,164
	SK Telecom Co. Ltd. ADR	479,003	9,091
	KT Corp.	244,959	8,795
	Daewoo Securities Co. Ltd.	372,610	7,862
	Doosan Heavy Industries and Construction Co. Ltd.	129,262	7,218
	Korea Electric Power Corp. ADR	595,602	7,207
*	Doosan Infracore Co. Ltd.	251,900	6,984
	Korean Air Lines Co. Ltd.	107,744	6,587
	Kangwon Land Inc.	289,020	6,571
	Korea Exchange Bank	770,550	6,567
	Hyundai Department Store Co. Ltd.	44,631	6,548
*	BS Financial Group Inc.	444,130	6,465
	Samsung Card Co.	128,612	6,390
	Daegu Bank Ltd.	378,030	6,322
	Hanwha Corp.	136,530	6,286
	Dongbu Insurance Co. Ltd.	127,990	6,103

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	LS Corp.	53,654	5,947
	Hyundai Mipo Dockyard	33,344	5,922
	CJ CheilJedang Corp.	24,762	5,748
	Hyosung Corp.	68,633	5,633
	KT Corp. ADR	269,972	5,480
	Celltrion Inc.	157,023	5,387
	Hyundai Motor Co. Prior Pfd.	69,652	5,244
	Woori Investment & Securities Co. Ltd.	260,980	5,239
	Woongjin Coway Co. Ltd.	151,710	5,070
	KCC Corp.	14,615	4,956
	Mando Corp.	27,957	4,917
	Hyundai Glovis Co. Ltd.	34,383	4,914
	Hyundai Development Co.	172,270	4,718
	SK C&C Co. Ltd.	45,452	4,674
	Korea Investment Holdings Co. Ltd.	118,060	4,636
	Dongkuk Steel Mill Co. Ltd.	114,440	4,563
	Hyundai Securities Co.	354,160	4,492
	Korea Kumho Petrochemical	23,457	4,471
	LG Uplus Corp.	713,150	4,333
	Hyundai Marine & Fire Insurance Co. Ltd.	164,510	4,329
	STX Offshore & Shipbuilding Co. Ltd.	146,600	4,328
	Orion Corp.	11,017	4,276
	Daewoo International Corp.	109,597	4,263
	Kolon Industries Inc.	50,924	4,131
	Hyundai Hysco	100,040	4,082
	LG Chem Ltd. Prior Pfd.	23,660	4,077
	Hanjin Shipping Co. Ltd.	156,190	4,065
	Hyundai Merchant Marine Co. Ltd.	130,170	3,975
	Samsung Fine Chemicals Co. Ltd.	51,956	3,852
	Korea Life Insurance Co. Ltd.	540,460	3,732
	Doosan Corp.	29,586	3,635
	Cheil Worldwide Inc.	280,420	3,619
*	Hanjin Heavy Industries & Construction Co. Ltd.	97,722	3,560
*	Daewoo Engineering & Construction Co. Ltd.	326,490	3,479
	Yuhan Corp.	25,931	3,472
	LS Industrial Systems Co. Ltd.	46,628	3,464
	Daum Communications Corp.	33,504	3,435
	SKC Co. Ltd.	59,360	3,414
	LG International Corp.	85,820	3,402
	Lotte Confectionery Co. Ltd.	2,216	3,280
	CJ Corp.	42,827	3,234
	LG Innotek Co. Ltd.	31,172	3,149
	SK Chemicals Co. Ltd.	43,482	3,072
	Seoul Semiconductor Co. Ltd.	97,687	2,932
	Mirae Asset Securities Co. Ltd.	71,847	2,911
	KP Chemical Corp.	116,856	2,884
	SK Networks Co. Ltd.	257,480	2,853
*	CJ E&M Corp.	66,470	2,778
	LIG Insurance Co. Ltd.	107,200	2,647
	S1 Corp.	50,736	2,478
*	Kumho Industrial Co. Ltd.	222,480	2,459
	STX Pan Ocean Co. Ltd.	302,660	2,456
	Halla Climate Control Corp.	119,790	2,455
	Hotel Shilla Co. Ltd.	99,160	2,438
	Korean Reinsurance Co.	207,460	2,383
*	Asiana Airlines	261,130	2,318
	Dong-A Pharmaceutical Co. Ltd.	23,152	2,268
	NongShim Co. Ltd.	9,704	2,258
	STX Corp. Co. Ltd.	87,240	2,177
*	Korea Express Co. Ltd.	21,932	2,160
	Korea Gas Corp.	67,403	2,150
	KIWOOM Securities Co. Ltd.	35,780	2,140
	Lotte Chilsung Beverage Co. Ltd.	1,999	2,139
	Capro Corp.	70,650	2,138

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	OCI Materials Co. Ltd.	16,833	2,096
	Poongsan Corp.	54,210	2,065
	CJ O Shopping Co. Ltd.	9,628	2,065
	Meritz Fire & Marine Insurance Co. Ltd.	169,759	1,950
	Hite Brewery Co. Ltd.	16,985	1,864
	Lock & Lock Co. Ltd.	48,830	1,788
	AMOREPACIFIC Group	9,019	1,777
	Tong Yang Securities Inc.	239,660	1,765
	LG Fashion Corp.	56,780	1,761
	STX Engine Co. Ltd.	64,850	1,757
	MegaStudy Co. Ltd.	12,363	1,756
*	Neowiz Games Corp.	37,454	1,749
*	SK Broadband Co. Ltd.	432,206	1,736
	LG Electronics Inc. Prior Pfd.	51,160	1,722
	Hyundai Greenfood Co. Ltd.	145,740	1,715
	Huchems Fine Chemical Corp.	72,700	1,685
	Seah Besteel Corp.	32,380	1,664
	Daishin Securities Co. Ltd.	123,020	1,663
	SFA Engineering Corp.	28,633	1,641
*	LG Life Sciences Ltd.	38,021	1,626
	Green Cross Corp.	12,220	1,587
	Nexen Tire Corp.	94,930	1,579
	Taekwang Industrial Co. Ltd.	1,085	1,539
*	GemVax & Kael Co. Ltd.	59,127	1,429
	Melfas Inc.	34,040	1,401
	Sungwoo Hitech Co. Ltd.	67,544	1,369
	SK Securities Co. Ltd.	670,760	1,330
	LG Hausys Ltd.	17,881	1,330
	GS Home Shopping Inc.	9,160	1,317
*	Jusung Engineering Co. Ltd.	79,895	1,283
*	Taihan Electric Wire Co. Ltd.	260,670	1,262
	Jinro Ltd.	35,030	1,187
*	Wonik IPS Co. Ltd.	136,910	1,115
	Samyang Corp.	14,309	1,110
	Tong Yang Life Insurance	91,910	1,099
	Namyang Dairy Products Co. Ltd.	1,440	1,084
	Dongyang Mechatronics Corp.	63,430	1,067
	China Ocean Resources Co. Ltd.	115,261	1,060
	Hwa Shin Co. Ltd.	59,240	1,033
*	Foosung Co. Ltd.	132,783	1,029
*	Ssangyong Motor Co.	110,870	1,025
	Dongsuh Co. Inc.	29,710	1,018
	CJ CGV Co. Ltd.	38,640	1,008
*	HMC Investment Securities Co. Ltd.	45,470	1,007
	Hana Tour Service Inc.	24,893	1,002
*	Hanmi Pharm Co. Ltd.	13,909	992
	Hanwha Securities Co.	142,460	965
*	Taewoong Co. Ltd.	21,389	947
	Technosemichem Co. Ltd.	20,983	946
	S&T Dynamics Co. Ltd.	60,130	932
	Hanil E-Wha Co. Ltd.	74,620	918
*	Chabio & Diostech Co. Ltd.	100,141	910
	Daeduck Electronics Co.	83,740	896
	Handsome Co. Ltd.	42,230	887
	POSCO Chemtech Co. Ltd.	5,907	881
*	Dongbu HiTek Co. Ltd.	61,490	877
	iMarketKorea Inc.	41,120	875
*	Woongjin Chemical Co. Ltd.	678,520	866
	Namhae Chemical Corp.	65,020	858
*	Posco ICT Co. Ltd.	117,465	854
*	Eugene Investment & Securities Co. Ltd.	1,437,950	852
	Silicon Works Co. Ltd.	25,560	852
	Binggrae Co. Ltd.	14,030	839
*	TK Corp.	37,061	836

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Youngone Holdings Co. Ltd.	23,820	815
	Halla Engineering & Construction corp	37,150	787
*	Komipharm International Co. Ltd.	15,731	778
	Hansol Technics Co. Ltd.	17,770	776
	Hansol Paper Co.	99,870	769
	Woongjin Thinkbig Co. Ltd.	46,990	757
	Sung Kwang Bend Co. Ltd.	44,945	742
	Grand Korea Leisure Co. Ltd.	54,040	739
	Kukdo Chemical Co. Ltd.	11,096	737
	SL Corp.	27,900	736
	Youngone Corp.	69,970	735
	Samchully Co. Ltd.	7,508	715
	Chong Kun Dang Pharm Corp.	26,130	696
	NEPES Corp.	43,333	691
*	Ace Digitech Co. Ltd.	46,461	691
	Eo Technics Co. Ltd.	20,946	688
	Global & Yuasa Battery Co. Ltd.	16,020	682
*	CrucialTec Co. Ltd.	31,495	674
*	Duksan Hi-Metal Co. Ltd.	31,625	673
	Hyundai Elevator Co. Ltd.	6,951	672
	Lotte Midopa Co. Ltd.	45,000	658
*	Woongjin Energy Co. Ltd.	42,800	656
*	Hanall Biopharma Co. Ltd.	76,640	646
	Korea Petrochemical Ind Co. Ltd.	5,388	645
*	Sung Jin Geotec Co. Ltd.	38,420	642
	Dongwon Industries Co. Ltd.	3,363	635
	Paradise Co. Ltd.	108,190	633
	Partron Co. Ltd.	37,137	632
*	Lumens Co. Ltd.	74,509	630
	KISWIRE Ltd.	16,720	629
	Taeyoung Engineering & Construction	120,060	628
	Jeonbuk Bank	111,000	609
	Shinsung Solar Energy Co. Ltd.	67,400	607
	Simm Tech Co. Ltd.	41,342	605
	ELK Corp.	25,691	605
	Daou Technology Inc.	70,510	603
	Lotte Samkang Co. Ltd.	1,981	601
	NH Investment & Securities Co. Ltd.	73,458	591
	Pyeong Hwa Automotive Co. Ltd.	30,575	587
*	Hyundai BNG Steel Co. Ltd.	29,250	585
	Humax Co. Ltd.	46,378	575
	Unid Co. Ltd.	8,467	575
	Korea District Heating Corp.	8,245	574
	Modetour Network Inc.	17,945	573
*	RNL BIO Co. Ltd.	190,200	570
*	GameHi Co. Ltd.	242,400	564
*	Hyunjin Materials Co. Ltd.	33,881	548
	Hanjin Transportation Co. Ltd.	22,240	546
	AtlasBX Co. Ltd.	18,328	546
*	KTB Investement & Securities Co. Ltd.	141,600	543
	Interflex Co. Ltd.	21,260	531
	MNTech Co. Ltd.	62,841	530
	ISU Chemical Co. Ltd.	23,850	526
*	Hanwha General Insurance Co. Ltd.	62,670	523
	Dongbu Steel Co. Ltd.	59,350	523
	Hanil Cement Co. Ltd.	10,790	521
	SeAH Steel Corp.	6,007	513
	Hyundai Corp.	18,500	511
	Ilyang Pharmaceutical Co. Ltd.	31,096	508
	Daesang Corp.	60,820	506
	Uju Electronics Co. Ltd.	18,910	504
	Daishin Securities Co. Ltd. Prior Pfd.	59,430	498
	Sindoh Co. Ltd.	10,081	497
*	Curexo Inc.	39,826	489

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	AUK Corp.	116,010	489
*	SM Entertainment Co.	27,098	488
	KH Vatec Co. Ltd.	28,742	488
	S&T Daewoo Co. Ltd.	16,650	485
	Basic House Co. Ltd.	21,660	482
	Daewoong Pharmaceutical Co. Ltd.	12,604	478
*	Kumho Tire Co. Inc.	26,800	476
	Meritz Securities Co. Ltd.	529,520	465
	Bukwang Pharmaceutical Co. Ltd.	38,680	452
	Daekyo Co. Ltd.	84,710	451
*	Medipost Co. Ltd.	14,374	451
*	DuzonBIzon Co. Ltd.	45,100	447
	L&F Co. Ltd.	22,802	444
	Dae Han Flour Mills Co. Ltd.	2,900	439
	Daeduck GDS Co. Ltd.	51,370	436
	Shinyoung Securities Co. Ltd.	12,900	434
	Iljin Electric Co. Ltd.	54,490	432
	Woori Financial Co. Ltd.	25,960	429
	Dongjin Semichem Co. Ltd.	69,766	429
	Ottogi Corp.	3,444	426
	Sejong Industrial Co. Ltd.	22,100	421
	SK Gas Co. Ltd.	8,820	419
	SamkwangGlass Co. Ltd.	6,242	417
	Sebang Co. Ltd.	26,400	407
	Hanjin Shipping Holdings Co. Ltd.	31,310	407
*	Digitech Systems Co. Ltd.	28,417	403
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	32,600	396
	Shinsegae Food Co. Ltd.	4,735	389
	GS Global Corp.	22,815	386
	Eugene Technology Co. Ltd.	21,142	385
	KC Tech Co. Ltd.	49,234	382
	Asia Cement Co. Ltd.	8,700	379
	WeMade Entertainment Co. Ltd.	11,545	374
*	SK Communications Co. Ltd.	34,781	374
	Doosan Engineering & Construction Co. Ltd.	77,960	374
	Songwon Industrial Co. Ltd.	26,500	371
*	Tera Resource Co. Ltd.	422,921	363
	Korea Kolmar Co. Ltd.	50,540	363
	EG Corp.	11,413	362
	Hankook Shell Oil Co. Ltd.	1,849	362
	Kyobo Securities Co.	51,430	360
	Hanssem Co. Ltd.	27,800	357
	Kwang Dong Pharmaceutical Co. Ltd.	120,870	354
	Poongsan Holdings Corp.	10,420	348
	INTOPS Co. Ltd.	20,021	347
*	Iljin Display Co. Ltd.	35,500	345
*	Seobu T&D	23,832	344
	GwangjuShinsegae Co. Ltd.	2,016	343
	HNK Machine Tool Co. Ltd.	10,456	341
*	Ssangyong Cement Industrial Co. Ltd.	53,410	340
*	Osstem Implant Co. Ltd.	29,449	336
	Intelligent Digital Integrated Security Co. Ltd.	20,768	334
	Dongbu Securities Co. Ltd.	54,580	328
	E1 Corp.	6,931	327
	KISCO Corp.	10,530	325
	Korea Electric Terminal Co. Ltd.	15,110	322
	Nong Shim Holdings Co. Ltd.	5,491	321
	Han Kuk Carbon Co. Ltd.	47,560	319
	Fursys Inc.	12,585	318
	SeAH Holdings Corp.	2,412	318
	JW Pharmaceutical Corp.	21,722	316
	DONGKUK STRUCTURES & CONSTRUCTION Co. Ltd.	60,571	314
*	Keangnam Enterprises Ltd.	29,080	313
*	Interpark Corp.	72,360	301

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Moorim P&P Co. Ltd.	20,160	294
	Young Poong Precision Corp.	26,019	292
	KPX Chemical Co. Ltd.	5,319	289
*	Eugene Corp.	67,253	288
	Dong Yang Gang Chul Co. Ltd.	71,800	287
	Hite Holdings Co. Ltd.	19,170	285
	Dae Won Kang Up Co. Ltd.	51,298	283
*	Danal Co. Ltd.	33,956	282
*	SBS Media Holdings Co. Ltd.	105,930	281
*	Daea TI Co. Ltd.	146,137	281
	Jinsung T.E.C.	19,945	279
	Pusan City Gas Co. Ltd.	15,470	279
	Wooree ETI Co. Ltd.	62,003	279
*	Meritz Finance Holdings Co. Ltd.	71,060	278
	Kumho Electric Co. Ltd.	9,550	278
*	Fawoo Technology Co. Ltd.	78,934	277
*	Gamevil Inc.	9,041	275
*	Korea Digital Communications Corp.	181,365	274
	Dongkuk Industries Co. Ltd.	70,893	273
	Daehan Steel Co. Ltd.	30,910	272
*	Harim & Co. Ltd.	62,363	271
	Samjin Pharmaceutical Co. Ltd.	29,863	270
	Harim Holdings Co. Ltd.	73,047	269
	Kook Soon Dang Brewery Co. Ltd.	21,655	268
	Youlchon Chemical Co. Ltd.	32,420	268
	Sajo Industries Co. Ltd.	4,590	266
*	Chin Hung International Inc.	1,337,660	265
	Lotte Non-Life Insurance Co. Ltd.	40,700	262
*	DMS Co. Ltd.	35,713	261
	Silla Co. Ltd.	17,230	259
	Sam Young Electronics Co. Ltd.	23,120	258
	SDN Co. Ltd.	29,710	258
	Daishin Securities Co. Ltd. Prior Pfd.	33,010	258
	Kolon Corp.	9,600	258
	Hy-Lok Corp.	17,553	257
*	JVM Co. Ltd.	7,466	255
*	Hanjin P&C Co. Ltd.	32,912	252
	NICE Holdings Co. Ltd.	4,368	246
	Samyang Genex Co. Ltd.	4,129	243
	China King-highway Holdings Ltd.	84,411	241
	Motonic Corp.	25,710	240
	Il Dong Pharmaceutical Co. Ltd.	6,220	238
	Daegu Department Store	22,060	236
	BHI Co. Ltd.	14,469	233
	S&T Holdings Co. Ltd.	17,530	232
	Sewon Cellontech Co. Ltd.	62,900	232
	Hansae Co. Ltd.	36,840	229
*	KEC Corp.	235,900	227
*	Shinwha Intertek Corp.	38,278	227
	Credu Corp.	6,081	226
	Infopia Co. Ltd.	16,608	226
	SBS Contents Hub Co. Ltd.	19,368	224
*	Kolon Engineering & Construction Co. Ltd.	58,710	223
	Dongil Industries Co. Ltd.	3,004	221
	A-Tech Solution Co. Ltd.	14,834	217
	Kolon Life Science Inc.	7,754	217
	Dragonfly GF Co. Ltd.	13,172	214
	Dong Ah Tire & Rubber Co. Ltd.	23,980	209
	NK Co. Ltd.	40,200	209
	Hanmi Semiconductor Co. Ltd.	24,060	204
*	UI ENERGY Corp.	85,527	203
*	Ssangyong Engineering & Construction Co. Ltd.	29,600	203
	Sambu Construction Co. Ltd.	17,048	203
	Moorim Paper Co. Ltd.	26,150	202

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	KCC Engineering & Construction Co. Ltd.	5,059	202
	Suprema Inc.	26,274	198
	Dongwha Pharm Co. Ltd.	39,710	192
	STX Metal Co. Ltd.	18,500	192
*	KT Hitel Co. Ltd.	30,415	191
*	Infraware Inc.	30,932	190
*	Hanmi Holdings Co. Ltd.	5,858	184
	S&T Corp.	10,530	184
	SSCP Co. Ltd.	58,087	179
*	Dasan Networks Inc.	24,246	175
	Samchuly Bicycle Co. Ltd.	19,709	175
*	Korea Real Estate Investment Trust Co.	308,395	174
	TS Corp.	4,233	174
*	Daewoo Motor Sales	97,610	173
*	Yungjin Pharmaceutical Co. Ltd.	186,540	173
	Jeil Pharmaceutical Co.	14,760	172
	Maeil Dairy Industry Co. Ltd.	15,153	169
	Dongbu Corp.	26,730	167
	Union Steel	7,060	166
	Dong-Ah Geological Engineering Co. Ltd.	12,320	160
	Kyeryong Construction Industrial Co. Ltd.	12,090	159
*	Heungkuk Fire & Marine Insurance Co. Ltd.	32,020	159
	Seohee Construction Co. Ltd.	148,829	158
	Kyungbang Ltd.	1,473	158
	Dohwa Engineering Co. Ltd.	11,840	157
	POSCO Coated & Color Steel Co. Ltd.	5,700	156
	Ahnlab Inc.	8,687	151
	Ilsung Pharmaceuticals Co. Ltd.	2,009	151
*	Insun ENT Co. Ltd.	48,041	150
	Hankuk Paper Manufacturing Co. Ltd.	6,970	143
*	Webzen Inc.	18,955	143
	KPX Fine Chemical Co. Ltd.	3,790	142
	Hanyang Securities Co. Ltd.	18,270	142
	China Great Star International Ltd.	91,214	141
	Woojeon & Handan Co. Ltd.	29,796	141
*	Daekyung Machinery & Engr Co.	50,260	139
	Daekyo Co. Ltd. Prior Pfd.	33,110	136
	KISCO Holdings Co. Ltd.	3,539	134
	GIIR Inc.	13,820	133
	Chosun Refractories Co. Ltd.	2,253	132
	Korea Development Financing Corp.	7,700	132
	Kolon Industries Inc. Prior Pfd.	6,070	129
	YESCO Co. Ltd.	5,690	129
*	People & Telecommunication Inc.	21,092	128
*	Nexcon Technology Co. Ltd.	22,023	128
	Jinro Distillers Co. Ltd.	11,449	127
	Golden Bridge Investment & Securities Co. Ltd.	62,330	124
	Samwhan Corp.	16,940	124
	Dongwon F&B Co. Ltd.	2,948	123
	Thinkware Systems Corp.	12,764	123
*	Lotte Tour Development Co. Ltd.	6,990	122
	Iljin Holdings Co. Ltd.	37,000	122
*	Yonghyun BM Co. Ltd.	15,175	114
	Kyungdong Pharm Co. Ltd.	13,444	112
	Tae Kyung Industrial Co. Ltd.	26,220	110
	Woojin Inc.	7,390	109
	YBM Sisa.com Inc.	14,186	102
*	Unison Co. Ltd.	31,618	95
*	Taesan LCD Co. Ltd.	48,262	92
	Kumho Investment Bank	155,930	91
	Daesung Industrial Co. Ltd.	3,091	90
*	KMW Co. Ltd.	18,558	90
*	Dongwha Holdings Co. Ltd.	12,366	89
	YuHwa Securities Co. Ltd.	6,100	85

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Namkwang Engr & Construction	55,490	82
	Handok Pharmaceuticals Co. Ltd.	6,850	82
	Pulmuone Holdings Co. Ltd.	2,190	80
*	Sungshin Cement Co. Ltd.	28,620	80
	JS Cable Co. Ltd.	7,590	64
*	Hanbit Soft Inc.	24,735	61
*	CT&T Co. Ltd.	518,647	59
*	Mysco	15,382	58
*	Pyeong San Co. Ltd.	29,623	23
			2,110,847
Spain (2.3%)
	Telefonica SA	12,357,476	331,986
	Banco Santander SA	25,057,699	319,999
	Banco Bilbao Vizcaya Argentaria SA	12,837,873	164,447
	Iberdrola SA	11,387,445	105,602
	Repsol YPF SA	2,201,521	78,593
	Inditex SA	656,316	58,858
	ACS Actividades de Construccion y Servicios SA	424,768	21,372
	Abertis Infraestructuras SA	889,104	21,063
	Red Electrica Corp. SA	326,151	20,781
	Gas Natural SDG SA	972,403	19,995
	Criteria Caixacorp SA	2,531,035	18,670
	Ferrovial SA	1,329,595	18,332
	Banco Popular Espanol SA	2,677,635	16,040
	Banco de Sabadell SA	3,358,887	14,876
	Enagas SA	539,220	13,332
*	Amadeus IT Holding SA	609,376	12,771
	Iberdrola Renovables SA	2,561,571	11,723
	Mapfre SA	2,262,495	9,443
	Acciona SA	75,707	8,807
	Grifols SA	413,846	8,192
	Zardoya Otis SA	416,844	7,096
^	Bolsas y Mercados Espanoles SA	189,672	6,421
	Bankinter SA	855,576	6,382
	Ebro Foods SA	256,450	6,327
	Indra Sistemas SA	274,681	6,230
*	International Consolidated Airlines Group SA	1,549,719	6,179
	Acerinox SA	300,320	6,033
	Viscofan SA	134,771	5,941
*	Gestevision Telecinco SA	505,489	5,682
	Obrascon Huarte Lain SA	137,078	5,616
*	Gamesa Corp. Tecnologica SA	595,970	5,600
*,^	Sacyr Vallehermoso SA	437,510	5,525
^	Fomento de Construcciones y Contratas SA	156,424	5,314
*	International Consolidated Airlines Group SA	1,289,783	5,132
	Tecnicas Reunidas SA	77,234	4,851
^	Abengoa SA	125,612	4,188
	Prosegur Cia de Seguridad SA	63,456	3,874
*	Jazztel plc	610,643	3,734
	Grupo Catalana Occidente SA	129,352	3,391
	Construcciones y Auxiliar de Ferrocarriles SA	5,066	3,087
	Corp Financiera Alba	43,729	2,695
*,^	Banco de Valencia SA	646,706	2,615
	Faes Farma SA	594,559	2,391
*,^	Promotora de Informaciones SA	827,955	2,342
^	Sol Melia SA	175,277	2,285
^	Antena 3 de Television SA	231,314	2,144
*,^	Zeltia SA	480,577	2,003
*,^	NH Hoteles SA	211,398	1,784
	Banco Pastor SA	342,142	1,652
	Almirall SA	141,938	1,617
	Duro Felguera SA	182,302	1,549
*	Grupo Empresarial Ence SA	330,724	1,384
	Cementos Portland Valderrivas SA	48,771	1,112

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Tubacex SA	246,974	1,058
	Caja de Ahorros del Mediterraneo	142,865	1,026
*	Tubos Reunidos SA	299,914	990
^	Pescanova SA	19,468	810
*	Codere SA	47,247	765
*	SOS Corp. Alimentaria SA	680,105	645
*	Baron de Ley	8,627	619
*	Vueling Airlines SA	42,865	603
	Campofrio Food Group SA	43,811	598
	Miquel y Costas & Miquel SA	17,425	582
	Papeles y Cartones de Europa SA	86,651	531
*	Ercros SA	277,646	425
*	Grupo Ezentis SA	638,767	423
*	Solaria Energia y Medio Ambiente SA	119,828	397
*,^	Laboratorios Farmaceuticos Rovi SA	50,167	386
*	Amper SA	62,540	375
*	Dinamia Capital Privado Sociedad de Capital Riesgo SA	29,671	360
*,^	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	148,622	360
	Fersa Energias Renovables SA	183,326	352
*	Quabit Inmobiliaria SA	781,277	193
*	Natraceutical SA	245,206	125
*,^	Banco de Valencia SA Rights Exp. 05/09/2011	646,788	51
*	Banco Pastor SA Rights Exp. 05/12/2011	342,142	36
			1,418,768
Sweden (2.3%)
^	Telefonaktiebolaget LM Ericsson Class B	9,063,195	137,521
^	Hennes & Mauritz AB Class B	3,074,195	108,649
	Nordea Bank AB	7,900,991	90,083
	Volvo AB Class B	4,144,136	81,442
^	Sandvik AB	3,031,688	64,271
^	Atlas Copco AB Class A	2,020,460	59,341
	TeliaSonera AB	6,745,416	55,049
	Svenska Handelsbanken AB Class A	1,473,680	51,106
	Skandinaviska Enskilda Banken AB Class A	4,245,262	40,809
	Swedbank AB Class A	2,150,486	40,785
^	SKF AB	1,172,436	37,017
^	Investor AB Class B	1,370,728	34,141
^	Atlas Copco AB Class B	1,170,620	31,027
*,^	Assa Abloy AB Class B	938,914	28,205
^	Svenska Cellulosa AB Class B	1,728,084	26,492
	Skanska AB Class B	1,204,610	25,897
^	Scania AB Class B	959,374	24,925
	Millicom International Cellular SA	229,750	24,923
^	Swedish Match AB	695,968	24,701
^	Tele2 AB	951,677	23,899
^	Alfa Laval AB	1,013,405	22,686
^	Hexagon AB Class B	764,450	19,862
^	Boliden AB	827,878	18,673
	Electrolux AB Class B	723,228	18,405
^	Kinnevik Investment AB Class B	650,024	16,784
^	Getinge AB	599,663	15,954
	Ratos AB	306,580	12,671
^	Securitas AB Class B	943,412	11,824
	Elekta AB Class B	258,470	11,796
^	Modern Times Group AB Class B	153,066	11,742
	Lundin Petroleum AB	664,485	10,085
^	Husqvarna AB	1,276,108	10,040
	SSAB AB Class A	539,087	9,634
^	Trelleborg AB Class B	693,394	8,391
	Castellum AB	465,540	7,217
^	JM AB	251,504	7,181
^	Industrivarden AB	357,416	7,133
	Oriflame Cosmetics SA	123,834	6,990
^	Meda AB Class A	642,279	6,804

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	NCC AB Class B	234,103	6,260
	Holmen AB	157,846	5,825
*,^	Alliance Oil Co. Ltd.	261,928	5,193
^	Lundbergforetagen AB Class B	63,907	5,057
	Kungsleden AB	421,281	4,445
^	Peab AB	480,078	4,443
	Fabege AB	378,132	4,342
	Hufvudstaden AB Class A	333,262	4,275
	Saab AB Class B	182,321	4,119
*	Nobia AB	444,382	3,545
^	Billerud AB	268,308	3,265
*,^	Nibe Industrier AB Class B	190,312	3,246
	Intrum Justitia AB	208,661	3,162
^	Hoganas AB Class B	74,067	3,076
^	Wallenstam AB	94,153	3,069
	Axis Communications AB	118,192	3,013
^	Loomis AB Class B	183,819	2,919
^	Hakon Invest AB	157,941	2,785
^	AarhusKarlshamn AB	83,521	2,737
^	Wihlborgs Fastigheter AB	90,614	2,729
	Axfood AB	69,580	2,556
*	Lindab International AB	175,745	2,346
^	Mekonomen AB	58,336	2,251
*	Haldex AB	126,491	2,231
	Betsson AB	92,214	2,077
^	Niscayah Group AB	969,590	1,990
*,^	AF AB	88,256	1,964
^	Indutrade AB	55,484	1,960
	Oresund Investment AB	106,810	1,952
^	Avanza Bank Holding AB	51,558	1,886
*	Hexpol AB	72,273	1,872
*,^	Active Biotech AB	112,603	1,846
*	Rezidor Hotel Group AB	250,313	1,806
^	Clas Ohlson AB	111,641	1,802
*,^	SAS AB	527,429	1,755
*,^	Medivir AB Class B	67,408	1,566
^	Klovern AB	261,989	1,422
	B&B Tools AB	74,244	1,413
*	Vostok Nafta Investment Ltd.	207,009	1,371
*	Black Earth Farming Ltd.	286,012	1,276
*,^	Swedish Orphan Biovitrum AB	302,196	1,256
	Bure Equity AB	217,941	1,237
*,^	PA Resources AB	1,634,221	1,204
^	Bilia AB	46,183	1,187
^	East Capital Explorer AB	84,770	1,126
*	Diamyd Medical AB Class B	54,452	1,125
	Industrial & Financial Systems Class B	53,857	1,105
*,^	Eniro AB	285,362	1,080
*,^	New Wave Group AB Class B	130,825	1,077
^	KappAhl AB	181,687	1,077
*	EOS Russia AB	161,932	1,073
^	Duni AB	94,003	1,044
^	Gunnebo AB	140,883	999
	SkiStar AB	57,564	990
*	TradeDoubler AB	122,495	983
*	CDON Group AB	145,428	934
^	Byggmax Group AB	95,154	914
*,^	ORC Software AB	56,799	912
*,^	HIQ International AB	133,262	900
^	Proffice AB	156,952	884
*	BE Group AB	107,597	802
*,^	BioGaia AB	39,618	772
^	Nordnet AB	192,634	740
^	Net Entertainment NE AB	73,045	665

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
^	Nolato AB Class B	53,881	649
*,^	Net Insight AB Class B	1,045,242	639
*,^	BioInvent International AB	126,807	570
	Bjoern Borg AB	50,510	495
*	rnb Retail and Brands AB	308,521	327
	Transcom WorldWide SA Class B	105,145	282
	Bjoern Borg AB Exp. 05/16/11	101,020	43
*,^	Net Entertainment NE AB	73,045	24
			1,386,117
Switzerland (5.2%)
	Nestle SA	10,424,259	647,017
	Novartis AG	6,348,113	376,444
	Roche Holding AG	2,113,621	343,083
*	UBS AG	10,948,514	219,108
	ABB Ltd.	6,592,456	182,053
	Credit Suisse Group AG	3,390,299	154,315
	Zurich Financial Services AG	438,302	123,241
	Cie Financiere Richemont SA	1,569,383	101,506
	Syngenta AG	284,811	100,725
*	Transocean Ltd.	958,546	70,874
	Holcim Ltd.	737,087	64,224
	Swiss Reinsurance Co. Ltd.	1,060,707	63,289
	Swatch Group AG (Bearer)	92,619	45,609
	SGS SA	16,489	32,764
	Swisscom AG	70,114	32,181
2	Synthes Inc.	178,581	30,777
	Julius Baer Group Ltd.	623,359	29,172
	Givaudan SA	24,998	27,815
	Geberit AG	117,202	27,422
	Adecco SA	370,001	26,442
	Kuehne & Nagel International AG	162,931	26,055
	Schindler Holding AG (Bearer)	147,050	19,032
*	Actelion Ltd.	307,784	18,135
	Swiss Life Holding AG	92,154	16,826
*	Baloise Holding AG	149,545	16,551
*	Clariant AG	763,575	15,852
	Sika AG	6,133	15,666
	Sonova Holding AG	138,379	13,981
	Sulzer AG	72,095	13,024
*	Lindt & Spruengli AG	336	12,512
	Lonza Group AG	143,353	12,328
	GAM Holding AG	624,061	12,300
	Swatch Group AG (Registered)	130,798	11,619
	Swiss Prime Site AG	129,971	10,842
	Aryzta AG	178,222	9,941
^	Galenica AG	14,618	9,653
	PSP Swiss Property AG	104,105	9,477
*	Lindt & Spruengli AG	2,670	8,851
	Schindler Holding AG (Registered)	64,766	8,341
	Pargesa Holding SA	80,739	8,304
	Nobel Biocare Holding AG	372,393	8,272
	Partners Group Holding AG	36,170	7,685
*,^	Logitech International SA	553,841	7,681
*	Georg Fischer AG	11,690	7,643
*	Helvetia Holding AG	15,622	7,335
*	Dufry Group	53,020	6,936
*	Temenos Group AG	190,196	6,327
	Straumann Holding AG	23,691	6,198
*,^	Meyer Burger Technology AG	117,089	5,858
	Allreal Holding AG	35,084	5,760
*	Panalpina Welttransport Holding AG	41,827	5,667
	Banque Cantonale Vaudoise	9,130	5,613
	Barry Callebaut AG	5,520	5,280
	EMS-Chemie Holding AG	24,964	5,155

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Bucher Industries AG	20,940	5,108
	Flughafen Zuerich AG	11,257	4,960
	Bank Sarasin & Cie AG Class B	99,601	4,376
	Petroplus Holdings AG	289,441	4,338
	St. Galler Kantonalbank AG	7,695	4,314
*	Gategroup Holding AG	80,155	4,296
	Aryzta AG	76,275	4,192
*	Rieter Holding AG	9,377	4,041
	Kuoni Reisen Holding AG	8,393	3,862
	Mobimo Holding AG	14,496	3,509
	Kaba Holding AG Class B	7,832	3,497
*	Forbo Holding AG	3,986	3,262
	Liechtensteinische Landesbank AG	36,704	3,226
	Vontobel Holding AG	76,579	3,122
*	OC Oerlikon Corp. AG	349,741	3,073
	Basler Kantonalbank	17,329	2,845
	Valora Holding AG	8,251	2,817
	Tecan Group AG	31,993	2,666
	Burckhardt Compression Holding AG	8,011	2,575
	EFG International AG	160,307	2,394
	Zehnder Group AG	749	2,364
*	Charles Voegele Holding AG	26,435	2,112
*	Basilea Pharmaceutica	25,493	2,044
	Schweiter Technologies AG	2,269	1,786
	Kudelski SA	95,538	1,752
*	AFG Arbonia-Forster Hldg	41,703	1,723
*	Austriamicrosystems AG	29,915	1,699
*	Schweizerische National-Versicherungs-Gesellschaft AG	39,357	1,692
	Swissquote Group Holding SA	25,096	1,610
	Orascom Development Holding AG	36,164	1,540
	Phoenix Mecano AG	1,841	1,523
	Vetropack Holding AG	674	1,476
	Verwaltungs- und Privat-Bank AG	10,674	1,412
*	Bobst Group AG	26,778	1,298
	Ascom Holding AG	77,224	1,254
	Schulthess Group	17,814	1,179
*	Inficon Holding AG	4,773	1,126
*,^	Schmolz & Bickenbach AG	92,969	1,106
*	Komax Holding AG	8,477	1,057
	Mobilezone Holding AG	87,246	1,049
	Cie Financiere Tradition SA	7,029	982
^	Von Roll Holding AG	185,563	966
*	PubliGroupe AG	5,282	930
*	Gurit Holding AG	1,144	893
*	U-Blox AG	15,023	859
	Intershop Holdings	2,410	855
	Acino Holding AG	8,673	834
*	Micronas Semiconductor Holding AG	84,918	812
	Bachem Holding AG	13,642	811
	Swisslog Holding AG	719,040	732
	Coltene Holding AG	9,236	567
	Walter Meier AG	1,910	524
*	Zueblin Immobilien Holding AG	111,387	502
*	Kardex AG	12,917	376
*	Advanced Digital Broadcast Holdings SA	11,333	327
	LifeWatch AG	26,438	235
*	Gottex Fund Management Holdings Ltd.	29,936	224
*	Valartis Group AG	5,714	137
			3,173,602
Taiwan (2.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	54,739,063	141,582
	Hon Hai Precision Industry Co. Ltd.	26,159,191	99,340
	HTC Corp.	2,091,040	95,177
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,859,618	52,105

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Formosa Plastics Corp.	11,968,780	49,014
	Nan Ya Plastics Corp.	14,187,780	43,579
	China Steel Corp.	30,545,081	37,825
	Formosa Chemicals & Fibre Corp.	8,558,500	34,609
	Cathay Financial Holding Co. Ltd.	19,826,100	33,149
	MediaTek Inc.	2,822,174	31,250
	Chunghwa Telecom Co. Ltd.	8,216,456	26,138
	Chinatrust Financial Holding Co. Ltd.	27,128,159	24,924
	Delta Electronics Inc.	5,396,240	24,155
	Fubon Financial Holding Co. Ltd.	15,398,610	22,620
	Mega Financial Holding Co. Ltd.	23,268,000	20,329
	Uni-President Enterprises Corp.	10,916,892	15,735
	Asustek Computer Inc.	1,710,040	15,438
	Quanta Computer Inc.	7,519,950	14,842
*	Chimei Innolux Corp.	14,358,101	14,780
	Acer Inc.	7,740,297	14,521
	Compal Electronics Inc.	12,747,689	14,479
	Taiwan Mobile Co. Ltd.	5,594,000	14,446
	Taiwan Cement Corp.	9,804,700	14,405
	First Financial Holding Co. Ltd.	14,633,630	13,577
	Far Eastern New Century Corp.	8,573,627	13,498
	United Microelectronics Corp.	25,733,175	13,431
*	AU Optronics Corp.	16,177,640	13,040
	Yuanta Financial Holding Co. Ltd.	18,255,000	12,705
	Formosa Petrochemical Corp.	3,459,950	12,171
	Advanced Semiconductor Engineering Inc.	10,293,556	12,056
	China Development Financial Holding Corp.	27,373,901	11,486
	Chunghwa Telecom Co. Ltd. ADR	324,671	10,243
	Wistron Corp.	5,673,293	10,224
	Foxconn Technology Co. Ltd.	2,031,913	9,743
	Chang Hwa Commercial Bank	11,146,000	9,741
	Hua Nan Financial Holdings Co. Ltd.	12,060,997	9,658
	Catcher Technology Co. Ltd.	1,510,800	9,508
	Synnex Technology International Corp.	3,666,463	9,373
	Taiwan Cooperative Bank	10,846,900	9,108
	Largan Precision Co. Ltd.	283,376	9,008
	Cheng Shin Rubber Industry Co. Ltd.	3,409,362	8,618
	President Chain Store Corp.	1,553,536	8,528
*	MStar Semiconductor Inc.	1,026,000	8,509
	Siliconware Precision Industries Co.	6,279,000	8,420
*	TPK Holding Co. Ltd.	272,000	8,143
	SinoPac Financial Holdings Co. Ltd.	16,922,000	8,041
	Lite-On Technology Corp.	6,148,442	7,796
	Asia Cement Corp.	5,544,915	7,434
	Taiwan Fertilizer Co. Ltd.	2,203,000	7,433
*	Shin Kong Financial Holding Co. Ltd.	16,769,297	7,362
*	Taishin Financial Holding Co. Ltd.	12,437,364	7,331
	Far EasTone Telecommunications Co. Ltd.	4,765,000	7,229
	E.Sun Financial Holding Co. Ltd.	9,737,432	6,909
	Powertech Technology Inc.	1,862,050	6,774
	Macronix International	10,051,927	6,609
	United Microelectronics Corp. ADR	2,295,148	6,518
	Epistar Corp.	1,902,408	6,325
	Pou Chen Corp.	6,629,517	6,264
	Unimicron Technology Corp.	3,718,750	6,135
*	China Petrochemical Development Corp.	4,903,000	6,119
	WPG Holdings Ltd.	3,264,801	6,048
*	Wintek Corp.	4,036,000	5,906
*	Walsin Lihwa Corp.	9,894,000	5,743
	Tripod Technology Corp.	1,145,760	5,429
*	AU Optronics Corp. ADR	639,016	5,176
	Advanced Semiconductor Engineering Inc. ADR	863,885	5,097
	Yulon Motor Co. Ltd.	2,410,015	5,023
*	Hiwin Technologies Corp.	494,000	4,933

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	E Ink Holdings Inc.	2,324,000	4,747
	Far Eastern Department Stores Co. Ltd.	2,674,590	4,735
*	Pegatron Corp.	4,393,639	4,649
*	China Airlines Ltd.	7,099,491	4,545
	Novatek Microelectronics Corp.	1,467,275	4,497
	Polaris Securities Co. Ltd.	6,171,040	4,445
	China Life Insurance Co. Ltd.	3,688,388	4,320
	Simplo Technology Co. Ltd.	629,110	4,270
	KGI Securities Co. Ltd.	8,107,000	4,258
*	Eva Airways Corp.	4,586,900	4,229
	TSRC Corp.	1,346,000	4,026
	Taiwan Glass Industrial Corp.	2,449,526	4,005
	Sino-American Silicon Products Inc.	1,049,000	3,896
	Giant Manufacturing Co. Ltd.	918,319	3,674
	Ruentex Industries Ltd.	1,293,000	3,656
	Siliconware Precision Industries Co. ADR	537,175	3,642
	Radiant Opto-Electronics Corp.	1,194,000	3,617
	LCY Chemical Corp.	1,214,975	3,599
*	Evergreen Marine Corp. Taiwan Ltd.	3,822,000	3,542
	Teco Electric and Machinery Co. Ltd.	4,970,000	3,521
*	Powerchip Technology Corp.	16,224,460	3,511
	Clevo Co.	1,492,176	3,420
	Yageo Corp.	6,068,000	3,295
*	Yang Ming Marine Transport Corp.	3,790,776	3,215
	Coretronic Corp.	2,001,000	3,069
	Inventec Co. Ltd.	5,700,305	3,069
*	Taiwan Business Bank	7,450,320	3,033
	Chroma ATE Inc.	909,000	3,002
	Kinsus Interconnect Technology Corp.	841,000	2,938
*	Inotera Memories Inc.	5,768,002	2,901
	Motech Industries Inc.	765,827	2,894
	Richtek Technology Corp.	418,105	2,800
	U-Ming Marine Transport Corp.	1,263,000	2,739
	Waterland Financial Holdings Co. Ltd.	5,718,000	2,726
*	Tatung Co. Ltd.	5,287,058	2,654
	Everlight Electronics Co. Ltd.	922,497	2,641
	Tung Ho Steel Enterprise Corp.	2,229,842	2,640
*	Qisda Corp.	4,576,000	2,609
	Formosa Taffeta Co. Ltd.	2,397,000	2,599
	Advantech Co. Ltd.	782,659	2,597
*	Winbond Electronics Corp.	8,102,000	2,563
	China Steel Chemical Corp.	416,000	2,563
	Highwealth Construction Corp.	1,146,000	2,547
*	Wan Hai Lines Ltd.	3,316,500	2,541
*	HannStar Display Corp.	14,364,000	2,533
	Realtek Semiconductor Corp.	1,217,069	2,425
	Ruentex Development Co. Ltd.	1,442,000	2,405
	Chicony Electronics Co. Ltd.	1,204,599	2,376
	Feng Hsin Iron & Steel Co.	1,277,000	2,334
	Gintech Energy Corp.	807,000	2,300
	Wistron NeWeb Corp.	589,000	2,268
	Nan Ya Printed Circuit Board Corp.	691,320	2,263
	Oriental Union Chemical Corp.	1,523,000	2,239
	USI Corp.	1,666,000	2,234
*	Nanya Technology Corp.	4,358,419	2,214
	Cheng Uei Precision Industry Co. Ltd.	1,082,500	2,177
	Eternal Chemical Co. Ltd.	1,807,433	2,173
*	Ritek Corp.	7,468,000	2,131
*	Chipbond Technology Corp.	1,401,000	2,118
	Farglory Land Development Co. Ltd.	922,000	2,107
	Phison Electronics Corp.	388,510	2,097
*	Nan Kang Rubber Tire Co. Ltd.	1,314,000	2,087
	Huaku Development Co. Ltd.	701,000	2,061
	Taiwan Hon Chuan Enterprise Co. Ltd.	699,000	2,047

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	HannStar Touch Solution Inc.	2,199,000	2,002
	AmTRAN Technology Co. Ltd.	2,240,000	1,992
	Yungtay Engineering Co. Ltd.	1,058,000	1,978
	Young Fast Optoelectronics Co. Ltd.	286,747	1,967
	St. Shine Optical Co. Ltd.	131,000	1,923
*	G Tech Optoelectronics Corp.	482,442	1,922
*	King Yuan Electronics Co. Ltd.	3,335,000	1,877
*	Green Energy Technology Inc.	457,000	1,872
*	Ta Chong Bank Co. Ltd.	4,586,000	1,846
	Tainan Spinning Co. Ltd.	2,745,000	1,845
	Goldsun Development & Construction Co. Ltd.	3,609,000	1,831
*	CMC Magnetics Corp.	7,485,000	1,823
	Transcend Information Inc.	612,363	1,802
	CTCI Corp.	1,417,000	1,793
	Career Technology MFG. Co. Ltd.	845,000	1,789
*	Jih Sun Financial Holdings Co. Ltd.	3,456,000	1,764
	Solar Applied Materials Technology Co.	722,000	1,749
	Shinkong Synthetic Fibers Corp.	3,741,000	1,735
	China Motor Corp.	1,822,000	1,727
	Capital Securities Corp.	3,514,764	1,714
*	Chunghwa Picture Tubes	12,693,351	1,707
	D-Link Corp.	1,788,000	1,707
*	Compeq Manufacturing Co.	2,919,000	1,694
	Prince Housing & Development Corp.	2,290,000	1,690
	Kenda Rubber Industrial Co. Ltd.	1,404,000	1,689
	Taiwan Secom Co. Ltd.	872,000	1,675
	TXC Corp.	849,000	1,669
*	TTY Biopharm Co. Ltd.	296,000	1,663
	Grand Pacific Petrochemical	2,385,000	1,634
	Yuen Foong Yu Paper Manufacturing Co. Ltd.	3,501,000	1,628
	Zinwell Corp.	929,000	1,628
*	Chung Hung Steel Corp.	2,706,000	1,615
	Gigabyte Technology Co. Ltd.	1,551,000	1,614
	Far Eastern International Bank	3,321,000	1,598
*	Genesis Photonics Inc.	479,000	1,591
	Ability Enterprise Co. Ltd.	1,054,000	1,589
	Radium Life Tech Co. Ltd.	1,241,000	1,576
*	Taiwan Surface Mounting Technology Co. Ltd.	613,000	1,570
	Elan Microelectronics Corp.	1,210,000	1,564
*	King's Town Bank	2,416,000	1,562
	China Synthetic Rubber Corp.	1,452,000	1,556
	Micro-Star International Co. Ltd.	2,972,000	1,548
*	Neo Solar Power Corp.	678,000	1,516
*	China Manmade Fibers Corp.	3,219,000	1,505
	Formosa International Hotels Corp.	80,310	1,497
	President Securities Corp.	2,237,000	1,488
	Tong Yang Industry Co. Ltd.	1,024,000	1,476
	Ralink Technology Corp.	458,000	1,464
*	Taichung Commercial Bank	3,481,000	1,461
	BES Engineering Corp.	4,263,000	1,460
*	Via Technologies Inc.	1,453,000	1,416
	Mitac International Corp.	3,314,995	1,403
	Altek Corp.	1,008,000	1,399
	Greatek Electronics Inc.	1,504,000	1,383
*	Hey Song Corp.	1,509,000	1,383
	Pan-International Industrial	1,081,000	1,375
	Cheng Loong Corp.	2,740,000	1,356
	Ton Yi Industrial Corp.	2,237,000	1,354
	Shihlin Electric & Engineering Corp.	1,043,000	1,313
*	Wafer Works Corp.	802,000	1,297
	Unity Opto Technology Co. Ltd.	770,000	1,286
	Wei Chuan Food Corp.	1,081,000	1,268
	T JOIN Transportation Co.	1,036,000	1,243
	UPC Technology Corp.	1,465,000	1,243

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Vanguard International Semiconductor Corp.	2,392,000	1,231
	Pixart Imaging Inc.	313,719	1,230
	Evergreen International Storage & Transport Corp.	1,388,000	1,229
	Ambassador Hotel	740,000	1,227
	Great Wall Enterprise Co. Ltd.	986,000	1,226
	Faraday Technology Corp.	791,000	1,177
*	Gigastorage Corp.	720,997	1,173
	Formosan Rubber Group Inc.	1,148,000	1,168
*	Pan Jit International Inc.	906,000	1,167
	Huang Hsiang Construction Co.	420,000	1,150
	ITEQ Corp.	694,000	1,145
	Solartech Energy Corp.	454,000	1,143
	Masterlink Securities Corp.	2,534,000	1,135
*	Asia Optical Co. Inc.	585,000	1,128
	Phihong Technology Co. Ltd.	582,000	1,126
*	Gloria Material Technology Corp.	949,000	1,100
	Dynapack International Technology Corp.	331,000	1,093
	Soft-World International Corp.	272,000	1,089
	Holy Stone Enterprise Co. Ltd.	873,000	1,087
	Chong Hong Construction Co.	446,000	1,081
*	Unizyx Holding Corp.	1,202,000	1,077
*	Cando Corp.	1,310,675	1,067
*	Sanyang Industry Co. Ltd.	1,812,000	1,046
	Tong Hsing Electronic Industries Ltd.	244,000	1,043
	Asia Polymer Corp.	578,000	1,040
	Visual Photonics Epitaxy Co. Ltd.	398,000	1,034
*	Genius Electronic Optical Co. Ltd.	104,709	1,034
	China Bills Finance Corp.	2,678,000	1,025
*	Forhouse Corp.	1,086,000	1,020
*	Kinpo Electronics	3,115,000	1,019
	Entire Technology Co. Ltd.	275,636	1,017
	MIN AIK Technology Co. Ltd.	359,000	1,017
	Formosa Epitaxy Inc.	886,000	1,015
*	Ho Tung Chemical Corp.	1,430,000	1,006
*	WT Microelectronics Co. Ltd.	566,000	996
	Lien Hwa Industrial Corp.	1,280,000	983
	Cathay Real Estate Development Co. Ltd.	1,887,000	978
	TA Chen Stainless Pipe	1,354,000	968
	Taiwan TEA Corp.	1,538,000	967
	Ardentec Corp.	1,013,000	967
*	Tong-Tai Machine & Tool Co. Ltd.	569,000	966
*	Youngtek Electronics Corp.	264,000	961
	Opto Technology Corp.	1,395,000	960
	Gemtek Technology Corp.	739,000	951
*	Microbio Co. Ltd.	543,000	938
	Yieh Phui Enterprise Co. Ltd.	2,392,000	938
	Merida Industry Co. Ltd.	491,000	938
	First Steamship Co. Ltd.	385,000	935
	Taiwan Paiho Ltd.	748,000	932
	Sincere Navigation	809,000	932
	Infortrend Technology Inc.	711,000	920
	Silicon Integrated Systems Corp.	1,627,000	919
	Elite Semiconductor Memory Technology Inc.	595,000	916
	ALI Corp.	651,000	909
*	CSBC Corp. Taiwan	920,000	903
*	YungShin Global Holding Corp.	502,000	876
*	J Touch Corp.	253,087	868
	Sonix Technology Co. Ltd.	430,000	865
	Wah Lee Industrial Corp.	430,000	865
	Makalot Industrial Co. Ltd.	351,000	862
	Lealea Enterprise Co. Ltd.	1,455,000	848
	Taiwan Life Insurance Co. Ltd.	842,000	848
*	Sunplus Technology Co. Ltd.	1,268,000	831
	Hung Sheng Construction Co. Ltd.	1,394,000	825

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Walsin Technology Corp.	1,342,000	824
	United Integrated Services Co. Ltd.	538,000	822
*	Taiflex Scientific Co. Ltd.	372,760	819
	Shin Zu Shing Co. Ltd.	336,000	818
	Global Mixed Mode Technology Inc.	199,000	818
	CyberTAN Technology Inc.	802,000	813
	ICP Electronics Inc.	407,000	813
*	Mosel Vitelic Inc.	1,734,000	809
*	Shihlin Paper Corp.	367,000	800
	Chin-Poon Industrial Co.	962,000	799
	Shinkong Textile Co. Ltd.	557,000	776
*	Union Bank Of Taiwan	2,060,000	775
	Everlight Chemical Industrial Corp.	774,000	773
	Silitech Technology Corp.	304,000	769
*	Sigurd Microelectronics Corp.	808,000	763
*	Powercom Co. Ltd.	393,000	762
	Cyberlink Corp.	265,000	757
	Accton Technology Corp.	1,142,000	755
	Avermedia Technologies	579,000	755
	Sinyi Realty Co.	362,000	753
*	Chung Hwa Pulp Corp.	1,294,000	751
*	Champion Building Materials Co. Ltd.	871,000	750
	Feng TAY Enterprise Co. Ltd.	675,000	742
	National Petroleum Co. Ltd.	528,000	736
	Taiwan Styrene Monomer	1,479,000	735
	Systex Corp.	494,000	728
	Nien Hsing Textile Co. Ltd.	862,000	723
	Chia Hsin Cement Corp.	1,147,000	722
*	FLEXium Interconnect Inc.	310,000	722
	Global Unichip Corp.	228,000	722
	International Games System Co. Ltd.	149,000	722
	Jess-Link Products Co. Ltd.	348,000	718
*	Newmax Technology Co. Ltd.	157,370	716
	A-DATA Technology Co. Ltd.	487,000	715
	Depo Auto Parts Ind Co. Ltd.	283,000	713
*	Kuoyang Construction Co. Ltd.	898,000	712
*	Lingsen Precision Industries Ltd.	842,000	706
	Hsin Kuang Steel Co. Ltd.	623,000	705
	Senao International Co. Ltd.	214,000	703
	Hung Poo Real Estate Development Corp.	580,000	697
*	Test Research Inc.	353,000	692
*	Pacific Hospital Supply Co. Ltd.	152,000	683
	Young Optics Inc.	126,000	679
	Universal Cement Corp.	1,026,000	679
*	Darfon Electronics Corp.	527,000	673
	King Slide Works Co. Ltd.	130,000	673
	Kinik Co.	272,000	671
*	Elite Material Co. Ltd.	648,000	669
*	Taiwan Sogo Shin Kong SEC	763,000	669
	Test-Rite International Co.	835,000	669
	Compal Communications Inc.	781,000	668
	Shih Wei Navigation Co. Ltd.	490,000	666
	Asia Vital Components Co. Ltd.	596,344	666
	Kindom Construction Co.	839,000	663
	AcBel Polytech Inc.	864,000	661
*	Excelsior Medical Co. Ltd.	195,000	658
*	Giga Solar Materials Corp.	24,584	658
	Holtek Semiconductor Inc.	447,000	655
	Yeun Chyang Industrial Co. Ltd.	789,000	654
*	Yem Chio Co. Ltd.	637,000	651
*	Sampo Corp.	1,538,000	645
*	China Chemical & Pharmaceutical Co. Ltd.	686,000	643
*	ITE Technology Inc.	433,000	640
	Chinese Gamer International Corp.	109,000	633

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Etron Technology Inc.	1,012,000	632
*	E-Ton Solar Tech Co. Ltd.	499,000	630
	Tsann Kuen Enterprise Co. Ltd.	285,000	630
*	China Electric Manufacturing Corp.	709,000	626
*	Unitech Printed Circuit Board Corp.	929,000	626
*	Zig Sheng Industrial Co. Ltd.	935,000	624
	China Metal Products	592,000	623
*	Shining Building Business Co. Ltd.	469,000	622
*	PC Home Online	96,000	621
*	LES Enphants Co. Ltd.	387,274	620
*	Apex Biotechnology Corp.	247,000	613
*	ENG Electric Co. Ltd.	165,000	612
*	Episil Technologies Inc.	850,000	610
*	Tyntek Corp.	828,000	610
*	Pihsiang Machinery Manufacturing Co. Ltd.	348,000	608
	Elitegroup Computer Systems Co. Ltd.	1,746,000	608
	Advanced International Multitech Co. Ltd.	281,000	607
*	Edison Opto Corp.	135,000	606
	Taiwan Fire & Marine Insurance Co.	650,000	606
	Mercuries & Associates Ltd.	740,000	604
	Chung Hsin Electric & Machinery Manufacturing Corp.	957,000	602
	Taiwan Cogeneration Corp.	865,000	601
*	Rich Development Co. Ltd.	1,074,000	597
	Federal Corp.	877,000	596
*	Namchow Chemical Industrial Ltd.	424,000	594
*	WUS Printed Circuit Co. Ltd.	935,000	588
*	MPI Corp.	161,000	586
	Merry Electronics Co. Ltd.	363,000	582
	Springsoft Inc.	486,000	574
*	Sirtec International Co. Ltd.	274,000	574
	Globe Union Industrial Corp.	514,000	573
	Firich Enterprises Co. Ltd.	364,000	573
*	Taiwan Pulp & Paper Corp.	930,000	561
	Chun Yuan Steel	1,017,000	557
	Quanta Storage Inc.	530,000	554
*	Continental Holdings Corp.	1,198,000	550
*	Microelectronics Technology Inc.	1,074,000	549
*	Elite Advanced Laser Corp.	169,000	549
	Taiwan Semiconductor Co. Ltd.	632,000	548
	Alpha Networks Inc.	683,000	546
*	Gamania Digital Entertainment Co. Ltd.	338,000	543
*	Taiwan Sakura Corp.	672,000	538
*	AGV Products Corp.	1,111,000	536
*	KEE TAI Properties Co. Ltd.	887,000	535
*	Nantex Industry Co. Ltd.	537,000	532
	Topco Scientific Co. Ltd.	353,000	527
	Sunrex Technology Corp.	533,000	525
*	Fulltech Fiber Glass Corp.	484,598	524
*	Thye Ming Industrial Co. Ltd.	384,000	524
*	Weikeng Industrial Co. Ltd.	534,000	521
*	Aurora Corp.	279,000	517
	KYE Systems Corp.	624,000	516
*	Gold Circuit Electronics Ltd.	1,163,000	515
*	Taiwan PCB Techvest Co. Ltd.	432,000	514
*	Giantplus Technology Co. Ltd.	753,000	513
*	Phytohealth Corp.	281,000	512
*	Advanced Ceramic X Corp.	114,000	511
*	Insyde Software Corp.	103,000	510
*	Acme Electronics Corp.	127,000	509
*	Coxon Precise Industrial Co. Ltd.	245,810	502
*	Great China Metal Industry	398,000	501
*	Concord Securities Corp.	1,474,000	499
*	FSP Technology Inc.	449,000	496
	Sitronix Technology Corp.	271,000	495

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Jenn Feng New Energy Co. Ltd.	306,000	494
*	Eclat Textile Co. Ltd.	318,000	492
*	Eastern Media International Corp.	2,027,000	492
*	Li Peng Enterprise Co. Ltd.	944,000	492
*	I-Chiun Precision Industry Co. Ltd.	502,000	490
*	Lotes Co. Ltd.	112,000	488
*	Formosa Advanced Technologies Co. Ltd.	378,000	487
	Weltrend Semiconductor	648,000	480
*	Kenmec Mechanical Engineering Co. Ltd.	511,000	479
*	Great Taipei Gas Co. Ltd.	744,000	477
	Aten International Co. Ltd.	244,000	473
	HUA ENG Wire & Cable	1,175,000	465
*	Sesoda Corp.	366,000	462
*	Kinko Optical Co. Ltd.	327,000	462
*	Taisun Enterprise Co. Ltd.	719,000	459
*	Chinese Maritime Transport Ltd.	219,000	458
*	I-Sheng Electric Wire & Cable Co. Ltd.	296,000	456
	Huga Optotech Inc.	473,425	455
*	Flytech Technology Co. Ltd.	153,000	455
	Getac Technology Corp.	893,000	454
*	Adlink Technology Inc.	223,000	454
*	San Fang Chemical Industry Co. Ltd.	357,000	454
*	Actron Technology Corp.	98,000	451
*	Sinon Corp.	923,000	448
*	Yeh-Chiang Technology Corp.	313,000	446
	Syncmold Enterprise Corp.	252,000	446
	Star Comgistic Capital Co. Ltd.	362,000	445
	Ichia Technologies Inc.	706,000	441
*	Rechi Precision Co. Ltd.	557,000	437
*	Lumax International Corp. Ltd.	191,000	437
*	Ta Ya Electric Wire & Cable	1,395,000	436
	L&K Engineering Co. Ltd.	354,000	435
	Inventec Appliances Corp.	538,000	434
*	eMemory Technology Inc.	162,225	433
*	Lite-On Semiconductor Corp.	703,000	433
*	Tainan Enterprises Co. Ltd.	292,000	431
*	Sporton International Inc.	160,000	430
*	Advanced Wireless Semiconductor Co.	241,000	430
*	Taiwan Land Development Corp.	817,000	430
*	Taiwan Acceptance Corp.	195,000	427
*	Tekcore Co. Ltd.	378,000	427
*	Tatung Co. Ltd. GDR	38,879	422
	Long Chen Paper Co. Ltd.	1,026,000	420
	Shinkong Insurance Co. Ltd.	497,000	417
*	Grape King Industrial Co.	259,000	415
*	CyberPower Systems Inc.	128,000	407
*	Mirle Automation Corp.	338,000	406
*	Supreme Electronics Co. Ltd.	421,000	404
*	Chang Wah Electromaterials Inc.	87,000	400
*	Lextar Electronics Corp.	276,710	398
*	Taiyen Biotech Co. Ltd.	444,000	397
	China General Plastics Corp.	747,000	396
	AV Tech Corp.	114,000	391
*	Hu Lane Associate Inc.	153,000	387
*	ACES Electronic Co. Ltd.	194,000	386
*	Chien Kuo Construction Co. Ltd.	668,000	385
	GeoVision Inc.	86,000	385
*	SDI Corp.	305,000	384
*	Formosan Union Chemical	587,000	380
*	G Shank Enterprise Co. Ltd.	492,000	379
*	Wisdom Marine Lines Co. Ltd.	251,150	378
*	TA-I Technology Co. Ltd.	339,000	375
	Bright Led Electronics Corp.	339,000	374
*	Kaulin Manufacturing Co. Ltd.	279,000	374

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Wei Mon Industry Co. Ltd.	553,000	373
*	Froch Enterprise Co. Ltd.	601,000	372
*	Sanyo Electric Taiwan Co. Ltd.	321,000	368
*	Harvatek Corp.	329,000	368
*	Wellypower Optronics Corp.	316,000	366
*	ASROCK Inc.	95,000	362
	Long Bon International Co. Ltd.	920,000	362
*	First Hotel	353,000	360
*	Macroblock Inc.	73,000	359
*	Kwong Fong Industries	822,000	355
*	Leofoo Development Co.	521,000	355
*	Raydium Semiconductor Corp.	75,311	353
*	Shuttle Inc.	605,000	352
*	Sinbon Electronics Co. Ltd.	424,000	350
*	Ocean Plastics Co. Ltd.	466,000	349
*	Ways Technical Corp. Ltd.	141,000	348
*	Zeng Hsing Industrial Co. Ltd.	90,000	346
*	Bank of Kaohsiung	703,000	344
*	Tung Thih Electronic Co. Ltd.	89,000	340
*	Alcor Micro Corp.	181,000	336
*	Changs Ascending Enterprise Co. Ltd.	52,261	333
	Johnson Health Tech Co. Ltd.	167,000	332
*	Thinking Electronic Industrial Co. Ltd.	204,000	331
*	Super Dragon Technology Co. Ltd.	200,000	331
*	P-Two Industries Inc.	270,000	328
*	BenQ Materials Corp.	367,000	326
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	199,000	324
*	Janfusun Fancyworld Corp.	926,000	323
	Power Quotient International Co. Ltd.	600,000	323
	Basso Industry Corp.	367,000	323
*	Longwell Co.	255,000	321
*	E-LIFE MALL Corp.	185,000	321
*	Wah Hong Industrial Corp.	126,000	318
	Hannstar Board Corp.	526,000	318
	King's Town Construction Co. Ltd.	304,000	315
*	Hong TAI Electric Industrial	652,000	313
*	ShenMao Technology Inc.	174,000	312
*	Dynamic Electronics Co. Ltd.	468,000	312
*	San Chih Semiconductor Co.	79,000	311
*	Tah Hsin Industrial Co. Ltd.	322,000	310
*	Userjoy Technology Co. Ltd.	57,000	308
*	AVY Precision Technology Inc.	92,000	301
*	Orise Technology Co. Ltd.	131,000	298
*	China Hi-ment Corp.	195,000	294
*	Hold-Key Electric Wire & Cable Co. Ltd.	435,000	294
*	ProMOS Technologies Inc.	5,975,000	293
*	Orient Semiconductor Electronics Ltd.	1,127,000	291
*	Jentech Precision Industrial Co. Ltd.	67,000	291
*	APCB Inc.	288,000	289
*	Anpec Electronics Corp.	276,000	285
*	Capella Microsystems Taiwan Inc.	55,000	284
*	LAN FA Textile	471,000	282
*	Paragon Technologies Co. Ltd.	159,000	282
*	Sunonwealth Electric Machine Industry Co. Ltd.	320,000	281
*	Mayer Steel Pipe Corp.	368,000	279
*	Horizon Securities Co. Ltd.	954,000	279
*	Integrated Memory Logic Ltd.	90,470	276
*	Ablerex Electronics Co. Ltd.	42,570	275
*	Global Brands Manufacture Ltd.	435,000	273
*	Walton Advanced Engineering Inc.	540,000	270
*	Mag Layers Scientific-Technics Co. Ltd.	107,000	265
*	Leadtrend Technology Corp.	75,000	265
*	Topoint Technology Co. Ltd.	260,000	263
*	Abnova Corp.	82,000	262

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Topco Technologies Corp.	84,000	261
*	XinTec Inc.	163,167	261
*	Arcadyan Technology Corp.	156,000	260
*	DA CIN Construction Co. Ltd.	387,000	260
*	TYC Brother Industrial Co. Ltd.	432,000	259
*	Farglory F T Z Investment Holding Co. Ltd.	223,000	258
*	Shiny Chemical Industrial Co. Ltd.	147,000	257
*	Prosperity Dielectrics Co. Ltd.	230,000	255
*	Ve Wong Corp.	310,000	252
	O-TA Precision Industry Co. Ltd.	234,000	251
*	TaiDoc Technology Corp.	107,440	251
*	Channel Well Technology Co. Ltd.	348,000	250
*	Ta Chong Securities Co. Ltd.	578,000	248
*	Fortune Electric Co. Ltd.	288,000	244
*	Microlife Corp.	135,000	241
*	WAN HWA Enterprise Co.	426,000	240
*	Tang Eng Iron Works Co. Ltd.	241,000	240
*	China Glaze Co. Ltd.	275,000	239
*	ACHEM TECHNOLOGY Corp.	358,000	239
*	Astro Corp.	101,000	236
*	Meiloon Industrial Co.	423,000	236
	Taiwan Mask Corp.	553,000	236
*	Cosmos Bank Taiwan	833,000	235
*	Netronix Inc.	114,000	229
	Southeast Cement Co. Ltd.	513,000	229
	San Shing Fastech Corp.	170,000	226
*	Standard Chemical & Pharma	194,000	219
*	Portwell Inc.	222,000	219
*	HiTi Digital Inc.	215,000	219
	Sunspring Metal Corp.	140,000	218
	Sheng Yu Steel Co. Ltd.	288,000	213
*	ENE Technology Inc.	164,000	209
*	Well Shin Technology Co. Ltd.	118,000	208
*	DFI Inc.	195,000	198
*	Taiwan Chi Cheng Enterprise Co. Ltd.	330,000	195
*	Plotech Co. Ltd.	257,000	188
*	Solytech Enterprise Corp.	313,000	188
*	Hung Ching Development Co.	285,000	176
*	Yufo Electronics Co. Ltd.	202,000	174
*	Ta Yih Industrial Co. Ltd.	73,000	170
	Central Reinsurance Co. Ltd.	269,000	167
*	RDC Semiconductor Co. Ltd.	121,000	164
*	Sea Sonic Electronics Co. Ltd.	96,000	163
*	Zentel Electronic Corp.	101,000	159
*	ThaiLin Semiconductor Corp.	308,000	159
*	C-Media Electronics Inc.	139,000	158
*	Taiwan IC Packaging Corp.	507,000	157
*	Ruentex Engineering & Construction Co.	119,000	156
*	Cub Elecparts Inc.	58,000	150
*	Contrel Technology Co. Ltd.	201,000	146
*	EFUN Technologies Co. Ltd.	98,000	144
*	Tecom Co. Ltd.	523,000	137
*	China Life Insurance Rights EXP 05/12/2011	463,980	137
*	Union Insurance Co. Ltd.	201,000	124
*	DelSolar Co. Ltd.	59,842	113
*	G Tech Optoelectronics Corp. Rights Expire 05/18/2011	67,892	104
	Tatung Fine Chemical Co.	34,202	72
*	E-one Moli Energy Corp.	65,355	61
*	Kai Chieh International Investment Ltd.	45,396	50
*	Unitech Printed Circuit Board Corp. Rights Exp. 06/13/2011	165,248	25
			1,738,453
Thailand (0.4%)
	PTT PCL (Foreign)	2,366,115	29,780
	PTT Exploration & Production PCL (Foreign)	3,341,355	20,737

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Siam Commercial Bank PCL (Foreign)	4,402,600	17,134
	Kasikornbank PCL (Foreign)	3,509,400	15,315
	Bangkok Bank PCL (Foreign)	2,544,600	14,523
	Siam Cement PCL (Foreign)	902,200	12,520
	Banpu PCL	396,440	9,922
	CP ALL PCL (Foreign)	6,247,285	9,064
	Charoen Pokphand Foods PCL (Foreign)	8,304,300	8,218
	Bangkok Bank PCL (Local)	1,434,300	8,179
	Advanced Info Service PCL (Foreign)	2,574,600	7,995
	Kasikornbank PCL	1,810,700	7,688
	Indorama Ventures PCL	4,205,648	7,519
	Thai Oil PCL (Foreign)	2,328,100	6,608
	IRPC PCL (Foreign)	28,064,000	5,839
	Bank of Ayudhya PCL(Local)	5,219,179	4,957
	Krung Thai Bank PCL (Foreign)	7,522,210	4,949
	PTT Aromatics & Refining PCL (Foreign)	3,141,600	4,352
	PTT Chemical PCL (Foreign)	769,295	4,140
	BEC World PCL (Foreign)	2,370,905	2,744
	Banpu PCL (Local)	106,100	2,657
	Thai Airways International PCL	2,020,500	2,595
	PTT PCL	202,100	2,544
	Glow Energy PCL (Foreign)	1,446,845	2,220
	Thanachart Capital PCL	2,033,000	2,079
	PTT Chemical PCL	323,585	1,741
	Thai Union Frozen Products PCL	1,052,800	1,635
	Minor International PCL	3,674,100	1,553
	Siam Makro PCL	276,000	1,531
*	True Corp. PCL	8,743,600	1,482
	Tisco Financial Group PCL	1,153,900	1,463
	Jasmine International PCL	10,483,800	1,351
	Hana Microelectronics PCL	1,537,600	1,274
	Home Product Center PCL (Foreign)	4,329,966	1,250
	Esso Thailand PCL	3,411,200	1,238
	Robinson Department Store PCL	1,291,200	1,233
	Electricity Generating PCL	376,100	1,195
	Hemaraj Land and Development PCL	14,648,000	1,139
	Delta Electronics Thai PCL	1,243,600	1,094
	Pruksa Real Estate PCL	1,581,600	1,083
*	Sahaviriya Steel Industries PCL	23,861,700	1,080
	Sri Trang Agro-Industry PCL	1,012,000	1,061
	Bumrungrad Hospital PCL	728,400	945
*	Quality Houses PCL	11,791,400	926
	Kiatnakin Bank PCL	835,500	924
	PTT Exploration and Production PCL (Local)	142,100	882
	Thai Vegetable Oil PCL	927,500	872
	Supalai PCL	2,122,600	854
	Siam Commercial Bank PCL (Local)	213,900	832
	Amata Corp. PCL	1,511,800	802
	Charoen Pokphand Foods PCL	808,400	800
*	True Corp. PCL Rights Expire 6/3/11	7,563,214	785
	Sino Thai Engineering & Construction PCL	1,606,100	739
*	Bangkokland PCL	28,904,700	737
	Dynasty Ceramic PCL	409,700	722
	Italian-Thai Development PCL	4,838,300	717
	Thoresen Thai Agencies PCL	924,200	691
	Bangkok Expressway PCL	1,082,600	649
	Thai Tap Water Supply PCL	3,214,600	645
	Major Cineplex Group PCL	1,249,500	641
	CP ALL PCL (Local)	429,800	624
	CalComp Electronics Thailand PCL	5,517,600	622
	Khon Kaen Sugar Industry PCL	1,358,100	619
	BEC World PCL	520,400	602
	LPN Development PCL	1,648,200	591
	BTS Group Holdings PCL	23,170,200	591

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Asian Property Development PCL	2,686,200	568
	Thai Plastic & Chemical PCL	604,800	563
	TPI Polene PCL	1,309,800	554
*	G Steel PCL	23,002,700	549
	Krung Thai Bank PCL	831,300	547
	Polyplex PCL	694,000	543
	Ticon Industrial Connection PCL	1,076,100	498
	Siamgas & Petrochemicals PCL	775,400	489
	Bangchak Petroleum PCL	646,300	466
	Bangkok Chain Hospital PCL	1,727,800	428
	Advanced Info Service PCL (Local)	137,200	426
	Precious Shipping PCL	675,100	421
	GFPT PCL	912,500	337
	CH Karnchang PCL	1,141,100	329
	Kim Eng Securities Thailand PCL	645,800	325
*	G J Steel PCL (Local)	38,419,600	310
	Thai Oil PCL	108,200	307
	IRPC PCL	1,470,900	306
	Sansiri PCL	1,507,600	306
*	Thaicom PCL	1,213,000	303
	Phatra Capital PCL	265,800	301
	MCOT PCL	285,000	294
	STP & I PCL	302,800	274
	Samart Corp. PCL	810,500	260
*	Tata Steel Thailand PCL	5,109,900	253
	PTT Aromatics & Refining PCL	176,600	245
	Thainox Stainless PCL	5,406,300	243
	Rojana Industrial Park PCL	593,800	239
	Indorama Ventures PCL	123,900	222
	Somboon Advance Technology PCL	311,800	217
	Central Plaza Hotel PCL	1,040,400	211
	Bank of Ayudhya PCL (Local)	182,200	176
*	Regional Container Lines PCL	478,900	175
*	Bangkok Metro PCL	5,580,200	142
*	Sahaviriya Steel Industries PCL	2,752,860	125
*	Glow Energy PCL	11,900	18
			266,463
Turkey (0.4%)
	Turkiye Garanti Bankasi AS	6,322,619	32,746
	Akbank TAS	3,609,276	18,763
	Turkiye Is Bankasi	4,728,867	16,721
	Turkcell Iletisim Hizmetleri AS	2,315,759	13,698
	Tupras Turkiye Petrol Rafinerileri AS	379,438	12,346
	KOC Holding AS	1,842,346	9,905
	Haci Omer Sabanci Holding AS (Bearer)	1,840,773	9,854
	Anadolu Efes Biracilik Ve Malt Sanayii AS	610,298	9,371
	BIM Birlesik Magazalar AS	249,594	8,695
	Turk Telekomunikasyon AS	1,574,358	8,198
*	Yapi ve Kredi Bankasi AS	2,600,561	8,177
	Turkiye Halk Bankasi AS	935,350	8,108
	Turkiye Vakiflar Bankasi Tao	2,266,238	6,017
*	Eregli Demir ve Celik Fabrikalari TAS	1,635,433	4,980
	Enka Insaat ve Sanayi AS	849,234	3,715
*	Turk Hava Yollari	1,241,066	3,659
	Arcelik AS	633,629	3,592
	Coca-Cola Icecek AS	200,135	3,012
	Asya Katilim Bankasi AS	1,418,081	2,809
	Koza Altin Isletmeleri AS	145,521	2,283
*	Dogan Sirketler Grubu Holdings	2,721,451	2,160
	Aygaz AS	288,236	2,142
*	Petkim Petrokimya Holding AS	1,182,782	2,055
*	Tekfen Holding AS	419,168	1,798
	Turkiye Sinai Kalkinma Bankasi AS	807,010	1,547
*	Trakya Cam Sanayi AS	523,849	1,281

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Akmerkez Gayrimenkul Yatirim Ortakligi AS	21,825	1,166
	Yapi Kredi Sigorta AS	88,720	1,116
	Ulker Biskuvi Sanayi AS	273,654	1,094
*	Ihlas Holding AS	871,243	1,057
	Turk Traktor ve Ziraat Makineleri AS	45,676	1,053
*	Dogus Otomotiv Servis ve Ticaret AS	263,527	1,040
	Yazicilar Holding AS Class A	117,091	1,037
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	1,675,110	1,012
*	Koza Anadolu Metal Madencilik Isletmeleri AS	278,570	992
	Albaraka Turk Katilim Bankasi AS	586,379	987
*	Akenerji Elektrik Uretim AS	391,149	987
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	569,066	973
	Sekerbank TAS	822,265	952
	Aselsan Elektronik Sanayi Ve Ticaret AS	149,802	885
*	Dogan Yayin Holding AS	729,292	867
	Kartonsan Karton Sanayi ve Ticaret AS	5,744	862
	Cimsa Cimento Sanayi VE Tica	127,595	861
	Mardin Cimento Sanayii ve Ticaret AS	156,365	828
	Is Gayrimenkul Yatirim Ortakligi AS	662,276	805
	Hurriyet Gazetecilik AS	605,721	789
	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	10,363	700
*	Sinpas Gayrimenkul Yatirim Ortakligi AS	483,667	691
	Akcansa Cimento AS	132,255	684
*	NET Holding AS	656,754	660
*	Gubre Fabrikalari TAS	57,707	643
*	Aksa Akrilik Kimya Sanayii	230,087	630
	Bagfas Bandirma Gubre Fabrik	4,974	615
*	Nortel Networks Netas Telekomunikasyon AS	6,280	613
*	Adana Cimento Sanayii TAS Class A	158,417	593
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	343,259	590
*	Anadolu Cam Sanayii AS	239,219	580
	Konya Cimento Sanayii AS	2,693	567
	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	2,250	566
	Anadolu Sigorta	621,679	549
*	Pinar SUT Mamulleri Sanayii AS	49,721	536
*	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	185,133	535
	Turcas Petrol AS	186,641	528
	Anadolu Hayat Emeklilik AS	138,182	509
*	Aksigorta AS	377,642	496
*	Zorlu Enerji Elektrik Uretim AS	272,592	485
	Baticim Bati Anadolu Cimento Sanayii AS	88,089	481
*	Ipek Matbacilik Sanayi Ve Ticaret AS	156,573	473
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,955	461
*	Deva Holding AS	224,024	460
	Alarko Holding AS	185,256	457
	Otokar Otomotiv Ve Savunma Sanayi A.S.	23,210	441
	Bursa Cimento Fabrikasi AS	131,627	440
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	512,159	421
*	Vestel Elektronik Sanayi ve Ticaret A.S.	231,823	414
*	Is Finansal Kiralama AS	367,042	407
	Eczacibasi Yatirim Holding Ortakligi AS	87,076	401
	Vestel Beyaz Esya Sanayi ve Ticaret AS	183,899	392
*	Izmir Demir Celik Sanayi AS	103,655	391
	Borusan Mannesmann Boru Sanayi ve Ticaret AS	23,492	366
*	TAT Konserve Sanayii AS	131,544	336
	Celebi Hava Servisi AS	16,800	315
*	Boyner Buyuk Magazacilik	101,810	283
*	Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	246,827	282
	Is Yatirim Menkul Degerler AS	165,718	272
	Bolu Cimento Sanayii AS	197,964	247
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class B	254,237	234
	Afyon Cimento Sanayi Tas	1,990	229
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	33,167	227
	Banvit Bandirma Vitaminli Yem Sanayii ASA	69,105	226

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Tekstil Bankasi AS	290,228	206
*	Dogan Gazetecilik AS	87,196	184
*	Gunes Sigorta	103,680	177
			237,988
United Kingdom (14.5%)
	HSBC Holdings plc	53,137,113	579,621
	Vodafone Group plc	156,843,203	453,408
	BP plc	56,462,841	434,051
	GlaxoSmithKline plc	15,608,643	340,975
	Rio Tinto plc	4,356,275	317,861
	Royal Dutch Shell plc Class B	8,099,535	315,114
	Royal Dutch Shell plc Class A	7,291,289	284,011
	BHP Billiton plc	6,615,068	279,689
	British American Tobacco plc	5,999,299	262,155
	BG Group plc	10,172,110	261,951
	AstraZeneca plc	4,248,882	210,823
	Anglo American plc	3,965,588	207,875
	Standard Chartered plc	7,045,762	195,817
	Barclays plc	34,770,341	165,301
	Tesco plc	24,124,620	162,648
	Xstrata plc	6,236,632	159,966
	Diageo plc	7,522,475	153,034
	Royal Dutch Shell plc Class A	3,361,631	129,858
	Unilever plc	3,855,123	125,241
*	Lloyds Banking Group plc	122,716,748	121,842
	Imperial Tobacco Group plc	3,058,403	107,879
	National Grid plc	10,496,375	107,695
	SABMiller plc	2,856,318	106,707
	Reckitt Benckiser Group plc	1,852,353	103,079
	Prudential plc	7,653,731	99,021
	Centrica plc	15,473,832	83,102
	BT Group plc	23,331,860	76,602
	Tullow Oil plc	2,666,108	63,969
	Scottish & Southern Energy plc	2,799,293	63,508
	Aviva plc	8,467,597	63,372
	Rolls-Royce Group plc	5,627,371	60,524
	BAE Systems plc	10,251,897	56,277
	Compass Group plc	5,667,031	55,455
	Shire plc	1,692,615	52,527
	WPP plc	3,703,704	48,513
	British Sky Broadcasting Group plc	3,420,694	48,171
	Pearson plc	2,445,240	46,866
	ARM Holdings plc	3,970,948	41,157
	Experian plc	3,029,907	40,888
	Old Mutual plc	16,401,449	38,234
*	Royal Bank of Scotland Group plc	52,408,297	36,527
	Legal & General Group plc	17,627,087	36,256
	Kingfisher plc	7,114,503	32,689
	Reed Elsevier plc	3,657,934	32,407
*	Cairn Energy plc	4,214,928	31,889
	WM Morrison Supermarkets plc	6,409,141	31,620
	Wolseley plc	856,429	31,109
	Marks & Spencer Group plc	4,747,130	30,843
	Land Securities Group plc	2,308,078	30,340
	Smith & Nephew plc	2,677,597	29,407
	Burberry Group plc	1,311,396	28,456
	Antofagasta plc	1,185,428	27,263
	British Land Co. plc	2,652,605	26,708
	Smiths Group plc	1,174,939	26,199
	Standard Life plc	6,884,537	26,089
	International Power plc	4,586,843	25,387
	RSA Insurance Group plc	10,455,940	24,096
*	Randgold Resources Ltd.	272,599	23,704
	Aggreko plc	781,365	23,377

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Capita Group plc	1,835,542	22,593
	Man Group plc	5,380,946	22,519
	Resolution Ltd.	4,351,606	22,037
	Carnival plc	546,159	21,990
	United Utilities Group plc	2,044,210	21,602
	Johnson Matthey plc	644,155	21,578
	J Sainsbury plc	3,635,399	21,176
	Next plc	549,213	20,578
	Weir Group plc	634,618	20,441
	AMEC plc	993,562	19,946
	Petrofac Ltd.	780,060	19,721
	G4S plc	4,253,783	19,645
	Intercontinental Hotels Group plc	870,910	19,119
	Sage Group plc	3,963,758	18,916
	Associated British Foods plc	1,075,098	18,107
	Severn Trent plc	715,168	17,979
*	Autonomy Corp. plc	655,845	17,700
	IMI plc	963,073	17,625
	GKN plc	4,651,156	17,356
	Admiral Group plc	608,079	17,203
	Rexam plc	2,629,239	17,184
	Intertek Group plc	482,482	17,140
	Hammerson plc	2,124,088	16,699
	Kazakhmys plc	639,943	14,865
	Fresnillo plc	538,779	14,849
	Whitbread plc	528,108	14,847
	ICAP plc	1,682,948	14,604
*	ITV plc	11,044,230	14,065
	Vedanta Resources plc	358,329	13,993
	Tate & Lyle plc	1,406,943	13,983
	Serco Group plc	1,472,948	13,932
	Meggitt plc	2,313,042	13,917
	Invensys plc	2,426,896	13,819
	3i Group plc	2,907,005	13,633
	Inmarsat plc	1,316,354	13,406
	Lonmin plc	484,221	13,265
	Cobham plc	3,470,104	13,255
	John Wood Group plc	1,120,303	12,999
	Croda International plc	410,680	12,904
	Informa plc	1,807,564	12,612
	Travis Perkins plc	692,547	12,474
	Bunzl plc	994,362	12,381
	Segro plc	2,224,455	12,107
	Eurasian Natural Resources Corp. plc	774,626	11,871
*	Premier Oil plc	353,060	11,867
	Pennon Group plc	1,071,896	11,841
	Investec plc	1,441,697	11,611
	Babcock International Group plc	1,080,016	11,569
	Capital Shopping Centres Group plc	1,689,997	11,485
	Balfour Beatty plc	2,064,011	11,325
	Logica plc	4,851,504	10,958
	Mondi plc	1,096,530	10,899
	Schroders plc	342,721	10,889
	Amlin plc	1,480,302	10,354
*	Cookson Group plc	827,364	9,926
	Home Retail Group plc	2,460,116	9,081
	Northumbrian Water Group plc	1,545,056	9,065
	Melrose plc	1,484,248	8,795
	Michael Page International plc	934,695	8,651
*	Rentokil Initial plc	5,451,343	8,612
	Spectris plc	344,532	8,538
	Hays plc	4,163,804	8,294
	Derwent London plc	271,887	8,157
	Inchcape plc	1,315,785	8,032

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Drax Group plc	1,090,527	8,032
	Carillion plc	1,202,220	7,891
	William Hill plc	2,107,986	7,881
	Aberdeen Asset Management plc	2,050,833	7,876
^	Henderson Group plc	2,891,677	7,856
*,^	ASOS plc	201,881	7,812
	Firstgroup plc	1,429,667	7,769
	Spirax-Sarco Engineering plc	230,657	7,755
*	Afren plc	2,893,897	7,752
	IG Group Holdings plc	970,432	7,592
*	Essar Energy plc	971,564	7,497
	United Business Media Ltd.	736,551	7,449
	Rotork plc	258,716	7,435
	Hiscox Ltd.	1,076,649	7,431
	Thomas Cook Group plc	2,578,021	7,397
	Daily Mail & General Trust plc	865,692	7,222
	Petropavlovsk plc	479,455	7,184
	Halma plc	1,144,061	7,145
	Persimmon plc	861,384	6,968
	Hargreaves Lansdown plc	642,824	6,926
	Charter International plc	503,296	6,918
	Provident Financial plc	407,131	6,863
	Catlin Group Ltd.	1,029,227	6,806
	Stagecoach Group plc	1,636,342	6,755
	TUI Travel plc	1,683,250	6,750
*	Centamin Egypt Ltd.	3,084,629	6,737
*	Berkeley Group Holdings plc	375,794	6,667
	Great Portland Estates plc	945,269	6,660
	Ladbrokes plc	2,611,384	6,658
	Intermediate Capital Group plc	1,192,715	6,596
^	London Stock Exchange Group plc	449,190	6,557
	Homeserve plc	801,766	6,551
	Chemring Group plc	582,443	6,533
	Shaftesbury plc	757,987	6,515
	Cable & Wireless Worldwide plc	8,086,206	6,507
	Aegis Group plc	2,705,096	6,339
*	Taylor Wimpey plc	9,658,147	6,312
	Cable & Wireless Communications plc	8,038,561	6,243
	Electrocomponents plc	1,316,658	6,129
*	Gulf Keystone Petroleum Ltd.	2,187,039	6,033
	Ultra Electronics Holdings plc	207,838	6,001
	Victrex plc	241,714	5,941
	Close Brothers Group plc	437,487	5,935
	National Express Group plc	1,328,714	5,850
	Aveva Group plc	207,383	5,554
*	Barratt Developments plc	2,938,636	5,498
	Jardine Lloyd Thompson Group plc	461,261	5,439
	Hikma Pharmaceuticals plc	411,162	5,403
	Greene King plc	656,882	5,383
	Ashmore Group plc	858,353	5,363
	Premier Farnell plc	1,116,126	5,326
	New World Resources NV Class A	313,125	5,320
*	PartyGaming plc	2,067,963	5,299
	Hochschild Mining plc	515,295	5,290
	BBA Aviation plc	1,451,470	5,276
*	Imagination Technologies Group plc	630,019	5,273
	Ashtead Group plc	1,541,878	5,220
	Rightmove plc	284,303	5,041
	Britvic plc	733,257	5,022
	Spirent Communications plc	2,052,966	5,008
	International Personal Finance plc	790,150	4,868
	DS Smith plc	1,334,594	4,838
	Lancashire Holdings Ltd.	441,598	4,773
	Tullett Prebon plc	662,259	4,667

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Hunting plc	344,213	4,660
*	Telecity Group plc	518,705	4,566
*	Debenhams plc	3,959,029	4,521
	Ferrexpo plc	538,756	4,515
	Davis Service Group plc	515,818	4,485
	Bellway plc	370,371	4,385
*,^	Talvivaara Mining Co. plc	483,464	4,302
	Morgan Crucible Co. plc	820,042	4,262
	Millennium & Copthorne Hotels plc	481,760	4,261
*	SIG plc	1,790,644	4,204
*	Mitchells & Butlers plc	757,831	4,176
	Booker Group plc	4,146,137	4,170
*	BTG plc	995,836	4,143
*	QinetiQ Group plc	2,017,186	4,085
*	Soco International plc	620,143	4,029
	Capital & Counties Properties plc	1,413,836	3,977
	Halfords Group plc	591,598	3,910
	Micro Focus International plc	628,536	3,909
	Misys plc	740,232	3,904
*	EnQuest plc	1,667,818	3,894
	Jupiter Fund Management plc	755,040	3,856
	Forth Ports plc	141,618	3,839
	Atkins WS plc	294,099	3,834
	Regus plc	2,024,062	3,796
	De La Rue plc	283,436	3,767
	Fenner plc	577,776	3,760
	Elementis plc	1,350,150	3,724
^	Mitie Group plc	1,051,242	3,723
	Bodycote plc	557,102	3,630
	WH Smith plc	459,054	3,616
*	Howden Joinery Group plc	1,939,218	3,587
	Kesa Electricals plc	1,616,153	3,489
	Filtrona plc	605,086	3,481
	Restaurant Group plc	614,658	3,448
*	Premier Foods plc	6,369,404	3,425
	St. James's Place plc	572,099	3,394
*	Petra Diamonds Ltd.	1,086,653	3,341
*	CSR plc	529,574	3,314
	Renishaw plc	110,952	3,279
*	Cape plc	342,906	3,217
	African Barrick Gold Ltd.	360,561	3,181
*	BowLeven plc	646,769	3,173
	Senior plc	1,241,323	3,172
	Beazley plc	1,442,327	3,164
^	PZ Cussons plc	565,165	3,096
	Abcam plc	468,007	3,081
	Marston's plc	1,677,311	3,042
*	Rockhopper Exploration plc	760,001	3,025
	Genus plc	180,570	3,014
*	easyJet plc	502,551	2,933
	Bovis Homes Group plc	390,929	2,882
	ITE Group plc	658,427	2,843
	TalkTalk Telecom Group plc	1,203,995	2,798
	Fidessa Group plc	94,949	2,798
	Dairy Crest Group plc	406,237	2,727
	Yule Catto & Co. plc	748,619	2,726
	Go-Ahead Group plc	113,336	2,682
*,^	Dixons Retail plc	11,107,180	2,679
	JD Wetherspoon plc	346,594	2,635
	Kier Group plc	116,910	2,604
	RPS Group plc	678,475	2,594
	Domino's Pizza UK & IRL plc	333,638	2,582
*	Punch Taverns plc	1,907,018	2,509
	Rathbone Brothers plc	127,352	2,482

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
^	Heritage Oil plc	590,037	2,467
*	SDL plc	226,586	2,450
	Devro plc	510,763	2,443
	Shanks Group plc	1,206,825	2,432
	Playtech Ltd.	449,699	2,420
	Paragon Group of Cos. plc	833,341	2,410
	Greggs plc	279,494	2,406
*	London Mining plc	331,030	2,400
	N Brown Group plc	471,942	2,395
*	Colt Group SA	950,467	2,391
*	Enterprise Inns plc	1,494,390	2,386
	Savills plc	355,855	2,386
*	Northgate plc	417,244	2,385
	Synergy Health plc	167,183	2,364
*	Cove Energy plc	1,505,779	2,360
	Grainger plc	1,207,777	2,327
*	SuperGroup plc	87,368	2,319
*	Salamander Energy plc	458,685	2,315
	Pace plc	857,560	2,307
*,^	Ocado Group plc	607,088	2,302
	Sthree plc	296,347	2,172
	Dignity plc	165,058	2,113
	Computacenter plc	274,489	2,111
	Diploma plc	337,850	2,083
	Dunelm Group plc	272,856	2,083
*,^	Avocet Mining plc	522,334	2,047
	Big Yellow Group plc	354,354	1,969
	Keller Group plc	177,615	1,957
*,^	Blinkx plc	844,828	1,916
	Brewin Dolphin Holdings plc	664,227	1,916
	Interserve plc	400,562	1,883
	Laird plc	778,198	1,833
	F&C Asset Management plc	1,317,721	1,754
*,^	Kalahari Minerals plc	456,426	1,732
	Cranswick plc	135,950	1,714
*	Gem Diamonds Ltd.	355,626	1,710
	Rank Group plc	670,186	1,689
*	EnCore Oil plc	875,726	1,689
*	Sports Direct International plc	497,201	1,676
*	Songbird Estates plc	656,333	1,671
*	Mecom Group plc	320,597	1,670
	Stobart Group Ltd.	690,106	1,665
*	Unite Group plc	457,935	1,646
*	Chariot Oil & Gas Ltd.	426,186	1,637
	Galliford Try plc	233,690	1,619
*	Raven Russia Ltd.	1,307,165	1,530
	Kcom Group plc	1,482,271	1,528
	Dechra Pharmaceuticals plc	189,120	1,518
	JKX Oil & Gas plc	292,660	1,502
	Mothercare plc	213,541	1,500
	Anglo Pacific Group plc	277,069	1,466
*	Redrow plc	662,320	1,450
^	Euromoney Institutional Investor plc	119,768	1,429
*,^	Velti plc	75,139	1,412
	Chesnara plc	329,214	1,399
	Chaucer Holdings plc	1,493,988	1,378
*	Faroe Petroleum plc	451,056	1,322
*	TT electronics plc	441,706	1,321
*	Aurelian Oil & Gas plc	1,118,771	1,318
	Development Securities plc	347,694	1,262
	Helical Bar plc	286,921	1,253
*	Wolfson Microelectronics plc	313,067	1,245
*	Gulfsands Petroleum plc	257,411	1,240
	Hamworthy plc	129,522	1,230

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	ST Modwen Properties plc	429,369	1,221
	Carpetright plc	105,636	1,217
	Morgan Sindall Group plc	103,870	1,205
	Workspace Group plc	2,470,277	1,194
*	Hansen Transmissions International NV	1,438,149	1,194
	Majestic Wine plc	176,829	1,190
*	Borders & Southern Petroleum plc	1,042,436	1,186
*	Quintain Estates & Development plc	1,487,497	1,158
	Moneysupermarket.com Group plc	727,595	1,157
	Mcbride plc	504,874	1,130
	WSP Group plc	188,534	1,129
*	Petroceltic International plc	5,595,029	1,121
	Marshalls plc	549,472	1,116
*	Petroneft Resources plc	1,030,071	1,093
	Sportingbet plc	1,334,501	1,069
	Robert Walters plc	207,996	1,066
	Hargreaves Services plc	64,040	1,061
	Severfield-Rowen plc	253,653	1,045
*	Vectura Group plc	933,515	1,041
	Telecom Plus plc	127,479	1,037
	Collins Stewart plc	727,532	1,029
*	Caledon Resources plc	599,605	1,014
*	John Menzies plc	109,845	997
	Primary Health Properties plc	181,759	982
	Mears Group plc	242,873	979
*	IQE plc	1,300,583	971
*	Metric Property Investments plc	542,888	964
*	Highland Gold Mining Ltd.	327,559	949
	Game Group plc	988,949	878
	Holidaybreak plc	195,183	877
*	Valiant Petroleum plc	95,258	852
*,^	Yell Group plc	6,752,312	805
*	Avis Europe plc	246,067	799
*,^	Pursuit Dynamics plc	159,569	799
*	Xchanging plc	583,823	781
	Evolution Group plc	653,285	780
*	Circle Oil plc	1,353,606	777
	Immunodiagnostic Systems Holdings plc	52,024	772
	Lavendon Group plc	468,200	764
	Speedy Hire plc	1,428,780	747
	Melrose Resources plc	156,358	725
	Lookers plc	660,331	723
*	Monitise plc	1,690,028	707
	PV Crystalox Solar plc	777,200	702
*	Pendragon plc	1,699,721	670
*	Axis-Shield plc	128,488	668
*	Clarkson plc	29,835	629
*	Trinity Mirror plc	734,024	595
	Wincanton plc	335,699	592
*	CLS Holdings plc	50,481	572
*	Hardy Oil & Gas plc	150,253	557
*	Findel plc	5,380,190	543
*	Minerva plc	345,393	536
	Robert Wiseman Dairies plc	100,522	530
	Topps Tiles plc	413,497	504
	RSM Tenon Group plc	877,517	480
*,^	Nanoco Group plc	323,569	469
*	Capital & Regional plc	693,143	448
	Healthcare Locums plc	236,557	445
*	UK Coal plc	629,484	426
	Mouchel Group plc	321,072	416
^	Costain Group plc	109,254	413
*	Eros International plc	99,966	398
*	Sterling Energy plc	438,752	367

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2011

					Market
					Value
				Shares	($000)
	Promethean World plc			310,660	353
*	Falkland Oil & Gas Ltd.			271,795	338
	Hampson Industries plc			728,387	321
	888 Holdings plc			395,832	251
*	Johnston Press plc			1,629,294	217
^	HMV Group plc			1,153,588	207
*,^	Desire Petroleum plc			784,758	178
*,^	Ceres Power Holdings plc			180,520	139
*	DTZ Holdings plc			201,020	87
*	Stobart Group Ltd. Rights Exp 05/16/2011			177,526	—
					8,820,899
Total Common Stocks (Cost $50,397,593)					60,256,723

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (7.4%)
Money Market Fund (7.3%)
3,4	Vanguard Market Liquidity Fund	0.179%		4,447,515,635	4,447,516

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan Bank Discount Notes	0.210%	6/3/11	15,000	14,998
5,6	Federal Home Loan Bank Discount Notes	0.145%	6/23/11	7,000	6,999
5,6	Freddie Mac Discount Notes	0.210%	5/23/11	2,000	2,000
					23,997
Total Temporary Cash Investments (Cost $4,471,511)[1]					4,471,513
Total Investments (106.7%) (Cost $54,869,104)					64,728,236
Other Assets and Liabilities—Net (-6.7%)[4]					(4,037,514)
Net Assets (100%)					60,690,722

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,994,428,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 6.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $95,987,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $4,201,205,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $23,997,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 1132_ 062011

Vanguard Developed Markets
Index Fund Semiannual Report

April 30, 2011

> Vanguard Developed Markets Index Fund returned about 13% for the six months ended April 30, 2011.

> The fund’s return closely tracked that of its benchmark, the MSCI EAFE Index, and was just slightly higher than the average return of its peer international funds.

> European markets outperformed those in the Pacific Rim.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	25
Trustees Approve Advisory Arrangement.	27
Glossary.	28

Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended April 30, 2011
Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	12.73%
Institutional Shares	12.83
Institutional Plus Shares (Inception: 12/2/2010)	13.47
MSCI EAFE Index	12.71
International Funds Average	12.64
International Funds Average: Derived from data provided by Lipper Inc.

Institutional and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
October 31, 2010 , Through April 30, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Developed Markets Index Fund
Investor Shares	$10.06	$11.03	$0.281	$0.000
Institutional Shares	9.99	10.95	0.291	0.000
Institutional Plus Shares
(Inception: 12/2/2010)	103.47	114.06	3.027	0.000

1

Chairman’s Letter

Dear Shareholder,

Developed markets in Europe and the Pacific region seesawed during the fiscal six months as investors reacted alternately to Europe’s ongoing debt problems, unrest in the Middle East and North Africa, and the devastating earthquake and nuclear disaster in Japan. Yet the markets quickly recovered from each event and ended the period on a high note.

For the six months ended April 30, 2011, Vanguard Developed Markets Index Fund returned about 13% for Investor and Institutional Shares, in line with the return of its benchmark, the MSCI EAFE Index, and slightly above the average return of its peers. (Institutional Plus Shares were launched in December.)

Strong returns around the globe
The headlines were dominated by political upheaval, natural and nuclear disaster, and economic distress, but global stock markets produced outstanding returns for the six months ended April 30, rising more than 12%. For U.S.-based investors, almost half of this return reflected exchange rate gains produced largely by strength in the euro and currencies in emerging economies.

The broad U.S. stock market returned more than 17%. Although rising food and gasoline prices put pressure on consumer budgets, corporate earnings growth remained strong, and the pace of new job creation bounced back from extremely depressed levels.

2

As the economy found its footing, rates edged higher
Rising longer-term interest rates put pressure on bond prices, which led to modest bond market returns for the six-month period. The broad taxable U.S. bond market returned about 0%. The broad municipal market returned –1.68%. The rise in rates reflected both confidence that the economic recovery would prove self-sustaining and thus nudge rates higher, and anxiety that higher rates would be necessary to provide some protection from inflation. Even so, inflation expectations remained subdued, as measured by the difference between the yields of inflation-protected and nominal U.S. Treasury bonds.

The return on short-term money market instruments such as the 3-month U.S. Treasury bill remained near 0%, consistent with the Federal Reserve Board’s target for short-term rates.

European stocks led markets overseas
Vanguard Developed Markets Index Fund tracks an index with broad exposure to companies primarily in Europe and the Pacific region. European stocks represented about two-thirds of the index, and Pacific region stocks about one-third.

For the six months, European markets surpassed those of the Pacific region. For U.S.-based investors, the dollar’s six-month

Market Barometer

			Total Returns
		Periods Ended April 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	17.12%	18.02%	3.30%
Russell 2000 Index (Small-caps)	23.73	22.20	3.89
Dow Jones U.S. Total Stock Market Index	17.28	18.40	3.65
MSCI All Country World Index ex USA (International)	12.44	19.73	3.55

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	0.02%	5.36%	6.33%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	-1.68	2.20	4.52
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	2.02

CPI
Consumer Price Index	2.83%	3.16%	2.22%

3

decline against most major currencies enhanced returns from abroad. (For more on currencies, see the box on page 5.)

Developed markets in Europe contributed more than three-quarters of the fund’s return for the period. Europe’s larger economies, including the United Kingdom (13%), Germany (22%), and France (16%), were responsible for much of the fund’s gains. The industrial, energy, and materials sectors performed best, largely because of generally higher crude oil and commodity prices. Fears of supply disruptions following political turmoil in Libya, a key source of oil for several European countries, contributed to the spike in oil prices and turbulence in the markets. Many European companies also benefited from growth opportunities in emerging markets.

Several of Europe’s most troubled economies—Greece, Ireland, Spain, and Portugal—grabbed headlines throughout the period, but markets seemed to have priced in investor concerns about sovereign debt. Ireland, which received a $100-plus billion bailout package in November from the European Union and the International Monetary Fund, actually turned in the best result for the period, with a 26% gain. Greece was the only country in the index’s European holdings to post a negative return.

Despite the devastating events in Japan, the Pacific region returned a respectable 8%. The region’s performance was led by Australia (18%), which benefited from continued strength in its financial, materials, and energy sectors. Several of

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Institutional	Peer Group
	Shares	Shares	Plus Shares	Average
Developed Markets Index Fund	0.22%	0.07%	0.06%	1.42%

The fund expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the annualized expense ratios were 0.21% for Investor Shares and 0.08% for Institutional Shares. The annualized expense ratio for Institutional Plus Shares since their inception on December 2, 2010, was 0.06%. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: International Funds.

4

the country’s financial companies posted double-digit gains. Despite severe flooding in parts of the country that disrupted some mining activities, companies involved in mining, oil, and gas produced strong results.

Japan—the fund’s largest country exposure in this region—did not significantly hurt returns despite its tragic earthquake, tsunami, and nuclear woes. Although Japanese stocks experienced a sell-off

Investment insight

A note on foreign currency translation effects
When you buy stocks of companies based outside of your home country, you gain exposure to a wider array of economic and market forces, including the dynamics of the foreign exchange markets.

The exchange rate of the U.S. dollar versus another currency is the price at which the dollar can be converted into that currency. For example, if the exchange rate of the
U.S. dollar versus Britain’s pound sterling is $1.50, it takes 1.5 dollars to purchase 1 pound. If the U.S. dollar weakens—say, to a rate of $2.00—then you’ll need 2 dollars to buy 1 pound. Conversely, if the dollar strengthens to $1.25, it will take fewer dollars to buy a pound.

The price of one currency relative to another is determined by supply and demand factors—including interest rates, the strength of the two economies, and geopolitical risks. In the long run, the portfolio effects of exchange rate movements tend to balance out. But a rise or fall in the dollar’s value versus other currencies can influence short-term returns. Exchange rate changes also affect the purchasing power of each new dollar you invest in foreign stocks, just as they affect the prices of foreign goods.
And they can have a less immediately visible impact on a company’s profits, ultimately driving its stock price.

Performance during the period
From October 31, 2010, through April 30, 2011, most major currencies rose in value against the U.S. dollar. In part, this reflected the Federal Reserve’s policy of holding short-term interest rates near zero while some foreign central banks raised rates. For
U.S.-based investors, the shrinking dollar boosted returns earned in local markets. For example: The MSCI Europe Index returned more than 15% when translated into U.S.
dollars, and the MSCI Emerging Markets Index returned nearly 10% in dollars—both nearly double the indexes’ local-currency returns.

5

soon after the initial earthquake in March, by the end of the period, only the index’s Japanese utility holdings reported negative results.

Focus on the long term, tune out the noise
International stocks sustained some body blows during the past six months but quickly snapped back. The markets’ strong finish in April is encouraging and a reminder that it’s nearly impossible to figure out how they’ll react to unpredictable events. There will always be unexpected news—good or bad—to drive global stock markets up or down. As tempting as it may be, we should not let such events influence the way we invest but instead should remain focused on our long-term investment goals.

No matter what the market’s short-term direction, it’s prudent to build a well-balanced, diversified portfolio that includes a mix of stocks, bonds, and short-term investments appropriate for your time horizon, financial objectives, and risk tolerance. Vanguard Developed Markets Index Fund, with its low-cost strategy and wide exposure to markets in Europe and the Pacific region, can play a complementary role in such a balanced portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2011

6

Developed Markets Index Fund

Fund Profile
As of April 30, 2011

Share-Class Characteristics
	Investor	Institutional	Institutional
	Shares	Shares	Plus Shares
Ticker Symbol	VDMIX	VIDMX	VDMPX
Expense Ratio[1]	0.22%	0.07%	0.06%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Number of Stocks	984	966	1,869
Median Market Cap	$39.9B	$39.9B	$33.8B
Price/Earnings Ratio	13.4x	13.4x	13.8x
Price/Book Ratio	1.5x	1.5x	1.7x
Return on Equity	17.2%	17.2%	17.8%
Earnings Growth Rate	-1.3%	-1.3%	2.8%
Dividend Yield	3.1%	3.1%	2.9%
Turnover Rate
(Annualized)	5%	—	—
Short-Term Reserves	-0.4%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Consumer
Discretionary	10.2%	10.2%	9.0%
Consumer Staples	9.9	9.9	8.5
Energy	8.5	8.5	11.6
Financials	24.0	24.0	24.8
Health Care	8.1	8.2	5.9
Industrials	12.9	12.9	11.0
Information
Technology	4.7	4.7	6.3
Materials	11.3	11.2	13.0
Telecommunication
Services	5.6	5.6	5.7
Utilities	4.8	4.8	4.2

Volatility Measures
	MSCI	MSCI AC
	EAFE	World Index
	Index	ex USA
R-Squared	0.99	0.97
Beta	1.04	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BHP Billiton	Diversified Metals
	& Mining	2.1%
Royal Dutch Shell plc	Integrated Oil &
	Gas	2.0
Nestle SA	Packaged Foods &
	Meats	1.8
HSBC Holdings plc	Diversified Banks	1.6
Vodafone Group plc	Wireless
	Telecommunication
	Services	1.2
Rio Tinto	Diversified Metals
	& Mining	1.2
BP plc	Integrated Oil &
	Gas	1.2
Total SA	Integrated Oil &
	Gas	1.1
Novartis AG	Pharmaceuticals	1.0
Siemens AG	Industrial
	Conglomerates	1.0
Top Ten		14.2%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the annualized expense ratios were 0.21% for Investor Shares and 0.08% for Institutional Shares. The annualized expense ratio for Institutional Plus Shares since their inception on December 2, 2010, was 0.06%.

7

Developed Markets Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Europe
United Kingdom	21.5%	21.5%	14.7%
France	10.3	10.4	7.1
Germany	9.0	9.0	6.2
Switzerland	8.0	8.0	5.5
Spain	3.6	3.7	2.5
Sweden	3.3	3.3	2.3
Italy	3.0	3.0	2.0
Netherlands	2.6	2.6	1.8
Finland	1.1	1.1	0.7
Denmark	1.1	1.1	0.7
Belgium	1.0	1.0	0.7
Other	2.0	2.0	1.4
Subtotal	66.5%	66.7%	45.6%
Pacific
Japan	19.5%	19.3%	13.2%
Australia	8.8	8.8	6.0
Hong Kong	2.7	2.7	1.8
Singapore	1.7	1.7	1.2
Other	0.1	0.1	0.1
Subtotal	32.8%	32.6%	22.3%
Middle East	0.7%	0.7%	0.5%
Emerging Markets
Other	0.0%	0.0%	23.5%
North America	0.0%	0.0%	8.1%

8

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000, Through April 30, 2011

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/8/2000	10.49%	1.41%	5.38%
Institutional Shares	5/8/2000	10.69	1.45	5.40
Institutional Plus Shares	12/2/2010	—	—	6.64[1]
1 Return since inception.

The inception date of the Institutional Shares is January 22, 2010; the returns for the Institutional Shares shown in the table above reflect a blend of the historical performance of the fund’s Investor Shares prior to January 22, 2010, and of the Institutional Shares from then on. The inception date shown in the table is that of the fund’s Investor Shares.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

9

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	3,230,877	163,579	1.3%
Commonwealth Bank of Australia	1,558,257	91,989	0.8%
Westpac Banking Corp.	3,007,837	82,115	0.7%
Australia & New Zealand Banking Group Ltd.	2,576,872	68,641	0.6%
National Australia Bank Ltd.	2,150,591	64,029	0.5%
Rio Tinto Ltd.	438,405	39,687	0.3%
Australia—Other †		556,729	4.5%
		1,066,769	8.7%

Austria †		39,965	0.3%

Belgium †		118,286	1.0%

Denmark
Novo Nordisk A/S Class B	421,175	53,318	0.5%
Denmark—Other †		76,933	0.6%
		130,251	1.1%

Finland †		131,315	1.1%

France
Total SA	2,126,364	136,175	1.1%
Sanofi-Aventis SA	1,055,100	83,476	0.7%
BNP Paribas	964,328	76,235	0.6%
France—Other †		957,486	7.8%
		1,253,372	10.2%
Germany
Siemens AG	827,762	120,405	1.0%
*,^ BASF SE	924,039	94,884	0.8%
^ Bayer AG	831,957	73,041	0.6%
^ Allianz SE	456,651	71,745	0.6%
Daimler AG	826,595	63,885	0.5%

10

Developed Markets Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
E.ON AG	1,811,812	61,926	0.5%
Deutsche Bank AG	935,134	60,905	0.5%
SAP AG	863,870	55,651	0.4%
Germany—Other †		492,984	4.0%
		1,095,426	8.9%

Greece †		30,083	0.2%

Hong Kong †		326,328	2.7%

Ireland †		32,497	0.3%

Israel †		83,623	0.7%

Italy
ENI SPA	2,619,251	70,127	0.6%
Italy—Other †		289,626	2.3%
		359,753	2.9%
Japan
Toyota Motor Corp.	2,796,093	111,539	0.9%
Honda Motor Co. Ltd.	1,652,592	63,532	0.5%
Mitsubishi UFJ Financial Group Inc.	12,909,836	61,962	0.5%
Canon Inc.	1,149,235	54,120	0.4%
Japan—Other †		2,078,541	17.0%
		2,369,694	19.3%
Netherlands
Unilever NV	1,638,865	53,953	0.5%
Netherlands—Other †		260,642	2.1%
		314,595	2.6%

New Zealand †		13,351	0.1%

Norway †		113,414	0.9%

Portugal †		32,793	0.3%

Singapore †		208,246	1.7%

Spain
Telefonica SA	4,067,380	109,271	0.9%
Banco Santander SA	8,379,513	107,011	0.9%
Banco Bilbao Vizcaya Argentaria SA	4,292,221	54,981	0.4%
Spain—Other †		171,983	1.4%
		443,246	3.6%

Sweden †		398,457	3.2%

Switzerland
Nestle SA	3,485,944	216,367	1.8%
Novartis AG	2,122,862	125,886	1.0%
Roche Holding AG	706,815	114,730	0.9%
* UBS AG	3,636,450	72,775	0.6%
ABB Ltd.	2,204,597	60,881	0.5%
Credit Suisse Group AG	1,133,275	51,583	0.4%
2 Switzerland—Other †		336,354	2.8%
		978,576	8.0%

11

Developed Markets Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
United Kingdom
HSBC Holdings plc		17,927,950	195,559	1.6%
BP plc		19,049,979	146,444	1.2%
Vodafone Group plc		50,359,672	145,582	1.2%
GlaxoSmithKline plc		5,266,181	115,041	0.9%
Rio Tinto plc		1,469,758	107,243	0.9%
Royal Dutch Shell plc Class B		2,732,690	106,316	0.9%
BHP Billiton plc		2,231,845	94,364	0.8%
British American Tobacco plc		2,024,091	88,448	0.7%
BG Group plc		3,431,946	88,379	0.7%
Royal Dutch Shell plc Class A		2,002,898	78,017	0.6%
AstraZeneca plc		1,433,517	71,129	0.6%
Anglo American plc		1,337,936	70,134	0.6%
Standard Chartered plc		2,377,142	66,066	0.5%
Royal Dutch Shell plc Class A (Amsterdam Shares)		1,564,209	60,424	0.5%
Barclays plc		11,730,176	55,766	0.5%
Tesco plc		8,137,854	54,865	0.4%
Xstrata plc		2,103,655	53,958	0.4%
Diageo plc		2,536,728	51,606	0.4%
Vodafone Group plc ADR		255,762	7,448	0.1%
United Kingdom—Other †			974,800	7.9%
			2,631,589	21.4%
Total Common Stocks (Cost $9,179,385)			12,171,629	99.2%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.179%	597,218,000	597,218	4.9%

5U.S. Government and Agency Obligations †			3,249	0.0%
Total Temporary Cash Investments (Cost $600,467)			600,467	4.9%[1]
Total Investments (Cost $9,779,852)			12,772,096	104.1%
Other Assets and Liabilities
Other Assets			222,309	1.8%
Liabilities[4]			(726,650)	(5.9%)
			(504,341)	(4.1%)
Net Assets			12,267,755	100.0%

12

Developed Markets Index Fund

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	11,074,806
Undistributed Net Investment Income	93,672
Accumulated Net Realized Losses	(1,897,494)
Unrealized Appreciation (Depreciation)
Investment Securities	2,992,244
Futures Contracts	599
Forward Currency Contracts	1,841
Foreign Currencies	2,087
Net Assets	12,267,755

Investor Shares—Net Assets
Applicable to 328,588,748 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	3,624,542
Net Asset Value Per Share—Investor Shares	$11.03

Institutional Shares—Net Assets
Applicable to 483,188,566 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	5,289,031
Net Asset Value Per Share—Institutional Shares	$10.95

Institutional Plus Shares—Net Assets
Applicable to 29,407,851 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	3,354,182
Net Asset Value Per Share—Institutional Plus Shares	$114.06

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $567,552,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.6% and 4.5%, respectively, of net assets.
2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $10,294,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $597,217,000 of collateral received for securities on loan.
5 Securities with a value of $3,249,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Dividends[1]	166,993
Interest[2]	30
Security Lending	1,786
Total Income	168,809
Expenses
The Vanguard Group—Note B
Investment Advisory Services	428
Management and Administrative—Investor Shares	2,643
Management and Administrative—Institutional Shares	500
Management and Administrative—Institutional Plus Shares	362
Marketing and Distribution—Investor Shares	463
Marketing and Distribution—Institutional Shares	1,034
Marketing and Distribution—Institutional Plus Shares	60
Custodian Fees	836
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	6,341
Net Investment Income	162,468
Realized Net Gain (Loss)
Investment Securities Sold	22,199
Futures Contracts	914
Foreign Currencies and Forward Currency Contracts	1,663
Realized Net Gain (Loss)	24,776
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,167,967
Futures Contracts	808
Foreign Currencies and Forward Currency Contracts	2,593
Change in Unrealized Appreciation (Depreciation)	1,171,368
Net Increase (Decrease) in Net Assets Resulting from Operations	1,358,612

1 Dividends are net of foreign withholding taxes of $13,534,000.
2 Interest income from an affiliated company of the fund was $25,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	162,468	250,410
Realized Net Gain (Loss)	24,776	(52,379)
Change in Unrealized Appreciation (Depreciation)	1,171,368	594,444
Net Increase (Decrease) in Net Assets Resulting from Operations	1,358,612	792,475
Distributions
Net Investment Income
Investor Shares	(89,221)	(35,226)
Institutional Shares	(183,719)	—
Institutional Plus Shares	(22,195)	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(295,135)	(35,226)
Capital Share Transactions
Investor Shares	107,843	15,292
Institutional Shares	(2,129,562)	6,411,271
Institutional Plus Shares	3,106,436	—
Net Increase (Decrease) from Capital Share Transactions	1,084,717	6,426,563
Total Increase (Decrease)	2,148,194	7,183,812
Net Assets
Beginning of Period	10,119,561	2,935,749
End of Period[1]	12,267,755	10,119,561
1 Net Assets—End of Period includes undistributed net investment income of $93,672,000 and $224,910,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Developed Markets Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.06	$9.26	$7.79	$14.91	$12.15	$9.75
Investment Operations
Net Investment Income	.143	.265[1]	.452[2]	.369[1]	.305	.219
Net Realized and Unrealized Gain (Loss)
on Investments	1.108	.644	1.416	(7.097)	2.759	2.400
Total from Investment Operations	1.251	.909	1.868	(6.728)	3.064	2.619
Distributions
Dividends from Net Investment Income	(.281)	(.109)	(.398)	(.387)	(.299)	(.219)
Distributions from Realized Capital Gains	—	—	—	(.005)	(.005)	—
Total Distributions	(.281)	(.109)	(.398)	(.392)	(.304)	(.219)
Net Asset Value, End of Period	$11.03	$10.06	$9.26	$7.79	$14.91	$12.15

Total Return[3]	12.73%	9.87%	25.23%	-46.24%	25.67%	27.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,625	$3,198	$2,936	$2,299	$3,976	$2,572
Ratio of Total Expenses to
Average Net Assets	0.21%	0.22%	0.10%	—	—	—
Acquired Fund Fees and Expenses	—	—	0.15%	0.22%	0.22%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.91%	3.09%	5.93%[2]	3.04%	2.05%	1.82%
Portfolio Turnover Rate	5%	13%	14%[4]	13%	7%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.400 and 5.19%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. Effective in June 2009, the fund’s equity investments are solely in common stocks.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investment in Vanguard mutual funds.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Financial Highlights

Institutional Shares
	Six Months	Jan. 22,
	Ended	2010[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$9.99	$9.28
Investment Operations
Net Investment Income	.149	.242[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.102	.468
Total from Investment Operations	1.251	.710
Distributions
Dividends from Net Investment Income	(.291)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.291)	—
Net Asset Value, End of Period	$10.95	$9.99

Total Return[3]	12.83%	7.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,289	$6,922
Ratio of Total Expenses to Average Net Assets	0.08%	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	3.04%	3.24%[4]
Portfolio Turnover Rate	5%	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception. See Note H in Notes to Financial Statements.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Institutional Plus Shares
December 2, 2010[1] to
For a Share Outstanding Throughout the Period	April 30, 2011
Net Asset Value, Beginning of Period	$103.47
Investment Operations
Net Investment Income	1.240
Net Realized and Unrealized Gain (Loss) on Investments	12.377
Total from Investment Operations	13.617
Distributions
Dividends from Net Investment Income	(3.027)
Distributions from Realized Capital Gains	—
Total Distributions	(3.027)
Net Asset Value, End of Period	$114.06

Total Return[2]	13.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,354
Ratio of Total Expenses to Average Net Assets	0.06%
Ratio of Net Investment Income to Average Net Assets	3.06%
Portfolio Turnover Rate	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued on December 2, 2010.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

19

Developed Markets Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in

20

Developed Markets Index Fund

capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $1,819,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.73% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	20,411	12,151,218	—
Temporary Cash Investments	597,218	3,249	—
Futures Contracts—Liabilities[1]	(88)	—	—
Forward Currency Contracts—Assets	—	1,846	—
Forward Currency Contracts—Liabilities	—	(5)	—
Total	617,541	12,156,308	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2011, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts[1]	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	1,846	1,846
Liabilities	(88)	(5)	(93)
1 Represents variation margin on the last day of the reporting period.

21

Developed Markets Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2011, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	914	—	914
Forward Currency Contracts	—	264	264
Realized Net Gain (Loss) on Derivatives	914	264	1,178

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	808	—	808
Forward Currency Contracts	—	1,771	1,771
Change in Unrealized Appreciation (Depreciation) on Derivatives	808	1,771	2,579

At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	June 2011	142	14,937	(753)
Dow Jones EURO STOXX 50 Index	June 2011	340	14,865	695
FTSE 100 Index	June 2011	101	10,163	421
S&P ASX 200 Index	June 2011	66	8,682	236

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

22

Developed Markets Index Fund

At April 30, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/22/11	EUR	9,551	USD	14,149	821
UBS AG	6/22/11	GBP	5,841	USD	9,735	296
UBS AG	6/22/11	AUD	7,718	USD	8,387	729
UBS AG	6/15/11	USD	351	JPY	28,510	(5)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2011, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2011, the fund realized net foreign currency gains of $1,399,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2011, the fund realized gains on the sale of passive foreign investment companies of $30,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2011, was $25,408,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $1,898,814,000 to offset future net capital gains of $1,279,156,000 through October 31, 2016, $585,420,000 through October 31, 2017, and $34,238,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

23

Developed Markets Index Fund

At April 30, 2011, the cost of investment securities for tax purposes was $9,805,260,000. Net unrealized appreciation of investment securities for tax purposes was $2,966,836,000, consisting of unrealized gains of $3,196,761,000 on securities that had risen in value since their purchase and $229,925,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2011, the fund purchased $1,161,338,000 of investment securities and sold $268,416,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	455,305	44,217	891,318	95,563
Issued in Lieu of Cash Distributions	81,158	8,140	32,170	3,355
Redeemed[1]	(428,620)	(41,725)	(908,196)	(97,962)
Net Increase (Decrease)—Investor Shares	107,843	10,632	15,292	956
Institutional Shares[2]
Issued	1,079,300	106,931	1,992,336	220,254
Issued in Connection with Acquisition of Vanguard
Institutional Developed Markets Index Fund	—	—	5,729,120	617,209
Issued in Lieu of Cash Distributions	149,659	15,132	—	—
Redeemed[1]	(3,358,521)	(331,957)	(1,310,185)	(144,380)
Net Increase (Decrease)—Institutional Shares	(2,129,562)	(209,894)	6,411,271	693,083
Institutional Plus Shares[2]
Issued	3,146,647	29,768	—	—
Issued in Lieu of Cash Distributions	17,522	170	—	—
Redeemed[1]	(57,733)	(530)	—	—
Net Increase (Decrease)—Institutional Plus Shares	3,106,436	29,408	—	—
1 Net of redemption fees for fiscal 2011 and 2010 of $294,000 and $136,000, respectively (fund totals).
2 Inception was January 22, 2010, for Institutional Shares and December 2, 2010, for Institutional Plus Shares.

H. On January 22, 2010, the fund acquired all the net assets of Vanguard Institutional Developed Markets Index Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The acquisition was accomplished by a tax-free exchange of 617,209,000 Institutional Shares of the fund for 617,209,000 shares of the Institutional Developed Markets Index Fund outstanding as of the close of business on January 22, 2010. The Institutional Developed Markets Index Fund’s net assets as of the close of business on January 22, 2010, of $5,729,120,000, including $822,409,000 of unrealized appreciation, were combined with the fund’s net assets. The net assets of the fund immediately before the acquisition were $3,143,852,000. The net assets of the fund immediately following the acquisition were $8,872,972,000.

I. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Six Months Ended April 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	10/31/2010	4/30/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,127.32	$1.11
Institutional Shares	1,000.00	1,128.35	0.42
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.75	$1.05
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.21% for Investor Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. This table does not include data for funds or share classes of funds with less than six months of history.

26

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management since the fund began investing directly in stocks in 2009, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since 2009, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

28

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

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Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
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and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
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Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

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Q2272 062011

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011
		Market
		Value
	Shares	($000)
Common Stocks (99.2%)[1]
Australia (8.7%)
BHP Billiton Ltd.	3,230,877	163,579
Commonwealth Bank of Australia	1,558,257	91,989
Westpac Banking Corp.	3,007,837	82,115
Australia & New Zealand Banking Group Ltd.	2,576,872	68,641
National Australia Bank Ltd.	2,150,591	64,029
Rio Tinto Ltd.	438,405	39,687
Wesfarmers Ltd.	1,011,287	37,047
Woolworths Ltd.	1,219,838	35,499
Newcrest Mining Ltd.	757,863	34,517
Woodside Petroleum Ltd.	627,903	32,289
Westfield Group	2,205,746	21,858
QBE Insurance Group Ltd.	1,058,029	21,736
CSL Ltd.	551,325	20,805
Origin Energy Ltd.	1,067,988	19,159
AMP Ltd.	2,833,797	17,046
Telstra Corp. Ltd.	4,381,762	13,996
Santos Ltd.	840,260	13,964
Macquarie Group Ltd.	348,004	13,454
Foster's Group Ltd.	1,942,696	11,990
Suncorp Group Ltd.	1,289,261	11,797
Brambles Ltd.	1,443,285	10,689
Orica Ltd.	364,329	10,644
Stockland	2,397,725	9,955
Amcor Ltd.	1,232,241	9,472
Fortescue Metals Group Ltd.	1,252,566	8,490
Westfield Retail Trust	2,904,600	8,437
Insurance Australia Group Ltd.	2,091,896	8,202
Transurban Group	1,305,203	7,596
Coca-Cola Amatil Ltd.	570,516	7,478
AGL Energy Ltd.	461,069	7,358
Incitec Pivot Ltd.	1,638,842	6,783
* QR National Ltd.	1,711,349	6,449
WorleyParsons Ltd.	192,390	6,425
ASX Ltd.	176,871	6,237
GPT Group	1,780,188	6,184
Alumina Ltd.	2,444,913	6,123
TABCORP Holdings Ltd.	687,817	5,766
Wesfarmers Ltd. Price Protected Shares	153,405	5,672
Asciano Ltd.	2,954,993	5,365
OZ Minerals Ltd.	3,270,517	5,191
Lend Lease Group	542,579	5,189
Sonic Healthcare Ltd.	369,669	5,085
Cochlear Ltd.	57,225	5,059
Goodman Group	6,385,115	4,981
Mirvac Group	3,418,923	4,771
Computershare Ltd.	446,029	4,746
Dexus Property Group	4,851,450	4,692
Crown Ltd.	454,903	4,220
CFS Retail Property Trust	2,140,007	4,201
Toll Holdings Ltd.	672,628	4,164
^ Leighton Holdings Ltd.	150,952	4,022
Boral Ltd.	725,517	3,919
Bendigo and Adelaide Bank Ltd.	368,398	3,781
BlueScope Steel Ltd.	1,863,617	3,550
Metcash Ltd.	771,993	3,439
Tatts Group Ltd.	1,305,829	3,326
OneSteel Ltd.	1,351,511	3,168
Sims Metal Management Ltd.	164,737	3,162
^ Fairfax Media Ltd.	2,142,204	3,108
* James Hardie Industries SE	437,172	2,842
Ramsay Health Care Ltd.	131,810	2,615

1

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Qantas Airways Ltd.	1,110,460	2,574
*	Paladin Energy Ltd.	698,483	2,524
	MacArthur Coal Ltd.	179,473	2,291
	Caltex Australia Ltd.	135,809	2,117
	CSR Ltd.	507,980	1,675
	Goodman Fielder Ltd.	1,392,634	1,644
	Harvey Norman Holdings Ltd.	536,314	1,580
	Billabong International Ltd.	206,329	1,534
	SP AusNet	1,369,638	1,316
	MAp Group	373,836	1,212
	Newcrest Mining Ltd. ADR	11,997	549
			1,066,769
Austria (0.3%)
	Erste Group Bank AG	190,255	9,605
	OMV AG	150,933	6,881
	Voestalpine AG	109,951	5,409
	Telekom Austria AG	335,525	5,187
*,^	IMMOFINANZ AG	996,849	4,738
	Verbund AG	68,486	3,096
^	Raiffeisen Bank International AG	49,500	2,728
	Vienna Insurance Group AG Wiener Versicherung Gruppe	38,904	2,321
			39,965
Belgium (1.0%)
	Anheuser-Busch InBev NV	726,545	46,367
	Delhaize Group SA	102,035	8,828
	Solvay SA Class A	59,659	8,602
^	Groupe Bruxelles Lambert SA	81,181	8,045
	Ageas	2,247,964	6,814
*	KBC Groep NV	162,660	6,621
	Umicore SA	114,244	6,548
	Belgacom SA	153,617	6,040
	UCB SA	101,933	4,925
	Bekaert SA	38,996	4,878
	Colruyt SA	75,775	4,371
*,^	Dexia SA	558,549	2,225
	Mobistar SA	27,299	2,026
*	Cie Nationale a Portefeuille	27,621	1,996
			118,286
Denmark (1.1%)
	Novo Nordisk A/S Class B	421,175	53,318
*	Danske Bank A/S	609,339	14,633
	AP Moller - Maersk A/S Class B	1,329	13,470
	Carlsberg A/S Class B	107,630	12,771
	Novozymes A/S	46,266	8,001
*	Vestas Wind Systems A/S	205,730	7,290
	DSV A/S	211,213	5,523
	AP Moller - Maersk A/S	553	5,438
	Coloplast A/S Class B	22,826	3,358
^	Pandora A/S	58,775	2,650
*	William Demant Holding A/S	23,296	2,172
	Tryg A/S	25,458	1,627
			130,251
Finland (1.1%)
^	Nokia Oyj	3,767,703	34,710
	Fortum Oyj	446,902	15,386
	Sampo Oyj	422,636	14,228
	UPM-Kymmene Oyj	523,167	10,731
	Kone Oyj Class B	156,664	9,813
	Metso Oyj	128,590	7,897
	Stora Enso Oyj	585,380	7,057
	Wartsila Oyj	159,356	6,264
	Nokian Renkaat Oyj	109,178	5,658
	Kesko Oyj Class B	67,455	3,501

2

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
^	Elisa Oyj	133,078	3,204
	Neste Oil Oyj	130,145	2,463
	Orion Oyj Class B	93,357	2,321
	Rautaruukki Oyj	84,828	2,201
	Outokumpu Oyj	127,256	2,120
	Pohjola Bank plc	137,863	2,046
	Sanoma Oyj	82,490	1,715
			131,315
France (10.2%)
	Total SA	2,126,364	136,175
	Sanofi-Aventis SA	1,055,100	83,476
	BNP Paribas	964,328	76,235
^	GDF Suez	1,244,815	50,900
	LVMH Moet Hennessy Louis Vuitton SA	246,459	44,249
	France Telecom SA	1,865,346	43,713
^	Schneider Electric SA	244,558	43,207
	Danone	586,669	42,954
	Societe Generale	638,310	42,657
	Air Liquide SA	284,916	42,098
	Vivendi SA	1,243,995	39,005
^	AXA SA	1,727,932	38,737
	ArcelorMittal	863,722	31,920
^	L'Oreal SA	241,146	30,569
	Vinci SA	444,303	29,658
	Carrefour SA	602,813	28,563
	Cie de St-Gobain	400,524	27,636
^	Unibail-Rodamco SE	92,277	21,589
	Pernod-Ricard SA	199,385	20,027
	Cie Generale des Etablissements Michelin Class B	177,619	17,803
	Cie Generale d'Optique Essilor International SA	203,443	17,035
	Credit Agricole SA	966,540	16,077
*	Alcatel-Lucent	2,332,550	15,115
	Lafarge SA	201,747	14,284
	Vallourec SA	111,401	13,898
	Alstom SA	207,213	13,777
	PPR	76,415	13,662
*	European Aeronautic Defence and Space Co. NV	410,669	12,707
*	Renault SA	193,402	11,776
	Veolia Environnement SA	350,295	11,700
^	Bouygues SA	232,592	11,575
	Technip SA	99,016	11,172
	EDF SA	260,435	10,955
	Christian Dior SA	63,998	10,266
	Cap Gemini SA	148,897	9,019
	SES SA	301,544	7,919
	STMicroelectronics NV	641,198	7,588
	Sodexo	94,866	7,390
	Legrand SA	158,875	7,254
	Publicis Groupe SA	125,345	7,101
*	Peugeot SA	153,079	6,947
	Accor SA	147,146	6,539
^	Safran SA	167,046	6,481
	Suez Environnement Co.	270,102	6,223
	Groupe Eurotunnel SA	539,491	5,865
^	Casino Guichard Perrachon SA	55,271	5,816
	Lagardere SCA	119,184	5,233
	SCOR SE	170,712	5,211
*	Cie Generale de Geophysique - Veritas	145,263	5,117
*	Natixis	881,049	5,064
	Edenred	158,324	4,909
	Dassault Systemes SA	59,828	4,865
	Eutelsat Communications SA	99,566	4,296
	Bureau Veritas SA	49,575	4,276
	Thales SA	89,779	3,966

3

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Klepierre	95,750	3,935
	CNP Assurances	149,509	3,431
	Fonciere Des Regions	27,110	3,076
	Neopost SA	32,002	3,055
	ICADE	23,205	2,975
	Imerys SA	38,082	2,950
	Aeroports de Paris	29,701	2,847
^	Eiffage SA	40,779	2,819
*	Atos Origin SA	45,274	2,789
	Gecina SA	18,886	2,722
	Societe BIC SA	26,935	2,619
	Eurazeo	29,338	2,441
*	Air France-KLM	135,264	2,387
*	JCDecaux SA	66,964	2,338
	Societe Television Francaise 1	117,872	2,213
	Iliad SA	16,409	2,110
^	Eramet	5,336	2,100
	Metropole Television SA	64,255	1,705
^	PagesJaunes Groupe	127,667	1,331
	BioMerieux	11,773	1,280
			1,253,372
Germany (8.9%)
	Siemens AG	827,762	120,405
*,^	BASF SE	924,039	94,884
^	Bayer AG	831,957	73,041
^	Allianz SE	456,651	71,745
	Daimler AG	826,595	63,885
	E.ON AG	1,811,812	61,926
	Deutsche Bank AG	935,134	60,905
	SAP AG	863,870	55,651
	Deutsche Telekom AG	2,852,051	47,134
*,^	Volkswagen AG Prior Pfd.	171,179	33,691
	Bayerische Motoren Werke AG	333,112	31,362
	Muenchener Rueckversicherungs AG	189,616	31,278
	Linde AG	170,105	30,613
^	RWE AG	421,273	27,483
*	Deutsche Post AG	851,485	16,828
	Deutsche Boerse AG	196,194	16,288
	Adidas AG	210,498	15,687
	ThyssenKrupp AG	336,466	15,469
	Fresenius Medical Care AG & Co. KGaA	194,881	15,327
*	MAN SE	106,380	14,820
	Infineon Technologies AG	1,093,413	12,397
^	Henkel AG & Co. KGaA Prior Pfd.	179,258	12,221
	K&S AG	144,434	11,665
	Fresenius SE & Co. KGaA	109,684	11,519
	Porsche Automobil Holding SE Prior Pfd.	154,069	11,137
	HeidelbergCement AG	141,492	10,819
	Metro AG	130,445	9,574
	Lanxess AG	83,720	7,660
	Henkel AG & Co. KGaA	130,705	7,423
	Merck KGaA	65,025	6,886
	Beiersdorf AG	101,013	6,579
	Daimler AG	81,276	6,249
	GEA Group AG	167,063	6,102
*	Commerzbank AG	853,020	5,428
*	Volkswagen AG	29,567	5,265
*	Commerzbank AG	842,442	5,253
*,^	Deutsche Lufthansa AG	231,227	5,246
*	Continental AG	50,493	5,063
*	QIAGEN NV	235,145	5,028
	Brenntag AG	33,600	4,128
	Hochtief AG	42,374	4,015
	Wacker Chemie AG	15,819	3,917

4

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Hannover Rueckversicherung AG	60,498	3,655
*	Kabel Deutschland Holding AG	54,596	3,410
	Salzgitter AG	42,163	3,306
	Bayerische Motoren Werke AG Prior Pfd.	52,285	3,260
	Fraport AG Frankfurt Airport Services Worldwide	36,773	2,937
	Axel Springer AG	14,898	2,442
^	RWE AG Prior Pfd.	38,945	2,369
	United Internet AG	120,942	2,366
	ProSiebenSat.1 Media AG Prior Pfd.	77,313	2,215
	Suedzucker AG	67,359	2,077
	Celesio AG	77,059	1,872
	Puma AG Rudolf Dassler Sport	5,299	1,766
*	TUI AG	137,461	1,755
			1,095,426
Greece (0.2%)
	National Bank of Greece SA	962,026	7,439
	Coca Cola Hellenic Bottling Co. SA	184,219	5,094
	OPAP SA	223,224	4,726
	Bank of Cyprus plc	851,189	3,104
*	Alpha Bank AE	513,656	2,994
	Hellenic Telecommunications Organization SA	212,103	2,516
	Public Power Corp. SA	117,763	1,949
*	EFG Eurobank Ergasias SA	327,190	1,842
	Hellenic Telecommunications Organization SA ADR	71,648	419
			30,083
Hong Kong (2.7%)
*	AIA Group Ltd.	7,876,525	26,564
	Hutchison Whampoa Ltd.	2,145,491	24,537
	Hong Kong Exchanges and Clearing Ltd.	1,030,554	23,567
	Sun Hung Kai Properties Ltd.	1,423,553	22,296
	Cheung Kong Holdings Ltd.	1,398,978	22,079
	CLP Holdings Ltd.	1,937,158	15,934
	Li & Fung Ltd.	2,834,769	14,508
	Hang Seng Bank Ltd.	769,497	12,027
	Swire Pacific Ltd. Class A	774,773	11,858
	BOC Hong Kong Holdings Ltd.	3,723,808	11,706
	Wharf Holdings Ltd.	1,524,922	11,190
	Hang Lung Properties Ltd.	2,471,478	11,021
	Hong Kong & China Gas Co. Ltd.	4,337,356	10,772
	Power Assets Holdings Ltd.	1,396,385	9,778
	Henderson Land Development Co. Ltd.	1,095,559	7,520
	Link REIT	2,224,024	7,009
*	Sands China Ltd.	2,420,800	6,802
	Bank of East Asia Ltd.	1,534,978	6,355
	Wynn Macau Ltd.	1,561,200	5,572
	Hang Lung Group Ltd.	815,819	5,497
	MTR Corp.	1,457,097	5,320
	Esprit Holdings Ltd.	1,162,693	4,852
	Sino Land Co. Ltd.	2,628,286	4,635
	New World Development Ltd.	2,574,601	4,531
	Shangri-La Asia Ltd.	1,422,231	3,971
	Kerry Properties Ltd.	726,773	3,886
	Wheelock & Co. Ltd.	918,353	3,792
	SJM Holdings Ltd.	1,630,000	3,522
	Hysan Development Co. Ltd.	633,624	2,963
	Cathay Pacific Airways Ltd.	1,183,280	2,957
	ASM Pacific Technology Ltd.	200,259	2,698
	Yue Yuen Industrial Holdings Ltd.	740,683	2,559
	Cheung Kong Infrastructure Holdings Ltd.	452,746	2,209
	Wing Hang Bank Ltd.	178,616	1,991
	NWS Holdings Ltd.	1,300,977	1,919
	Hopewell Holdings Ltd.	569,477	1,722
	Lifestyle International Holdings Ltd.	584,956	1,676
	Orient Overseas International Ltd.	217,659	1,670

5

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	PCCW Ltd.	4,035,347	1,602
*,^	Foxconn International Holdings Ltd.	2,122,422	1,255
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	200,711	6
			326,328
Ireland (0.3%)
	CRH plc	713,430	17,710
	Kerry Group plc Class A	141,291	5,852
*	Elan Corp. plc	503,389	4,047
	Ryanair Holdings plc ADR	61,018	1,860
*	Governor & Co. of the Bank of Ireland	3,423,611	1,394
	WPP plc ADR	19,480	1,272
	Ryanair Holdings plc	70,448	362
			32,497
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	949,009	43,603
	Israel Chemicals Ltd.	450,640	7,998
	Bank Leumi Le-Israel BM	1,190,524	6,194
*	Bank Hapoalim BM	1,001,523	5,267
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,769,041	5,256
	Israel Corp. Ltd.	2,334	2,909
*	NICE Systems Ltd.	63,070	2,406
	Partner Communications Co. Ltd.	86,398	1,639
*	Israel Discount Bank Ltd. Class A	773,646	1,638
	Cellcom Israel Ltd. (Registered)	50,534	1,625
	Mizrahi Tefahot Bank Ltd.	126,434	1,404
	Elbit Systems Ltd.	24,004	1,362
*	Makhteshim-Agan Industries Ltd.	233,130	1,258
	Delek Group Ltd.	3,999	1,064
			83,623
Italy (2.9%)
	ENI SPA	2,619,251	70,127
	Enel SPA	6,622,268	47,226
	UniCredit SPA	13,573,273	34,956
	Assicurazioni Generali SPA	1,174,758	28,152
	Intesa Sanpaolo SPA (Registered)	7,748,939	25,738
	Saipem SPA	266,381	15,130
	Telecom Italia SPA (Registered)	9,443,059	14,199
	Tenaris SA	475,117	11,998
*	Fiat Industrial SPA	769,274	11,428
	Snam Rete Gas SPA	1,437,153	8,939
	Fiat SPA	769,306	8,215
	Telecom Italia SPA (Bearer)	6,063,463	7,819
	Atlantia SPA	301,039	7,409
*	Parmalat SPA	1,750,011	6,626
	Terna Rete Elettrica Nazionale SPA	1,315,771	6,587
	Finmeccanica SPA	408,699	5,522
	Unione di Banche Italiane SCPA	608,861	5,458
	Mediobanca SPA	478,284	5,447
	Enel Green Power SPA	1,754,779	5,203
	Prysmian SPA	204,419	4,825
	Mediaset SPA	716,794	4,776
	Banco Popolare SC	1,544,274	4,581
	Luxottica Group SPA	117,463	3,883
*,^	Banca Monte dei Paschi di Siena SPA	2,245,842	3,043
	Intesa Sanpaolo SPA (Bearer)	932,630	2,674
	Pirelli & C SPA	237,200	2,470
	Exor SPA	64,380	2,323
	A2A SPA	1,092,639	1,974
*	Autogrill SPA	116,176	1,666
^	Banca Carige SPA	560,649	1,359
			359,753
Japan (19.3%)
	Toyota Motor Corp.	2,796,093	111,539

6

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Honda Motor Co. Ltd.	1,652,592	63,532
Mitsubishi UFJ Financial Group Inc.	12,909,836	61,962
Canon Inc.	1,149,235	54,120
Sumitomo Mitsui Financial Group Inc.	1,362,352	42,317
Mitsubishi Corp.	1,377,039	37,356
Takeda Pharmaceutical Co. Ltd.	760,930	36,877
Softbank Corp.	822,487	34,706
Komatsu Ltd.	961,390	33,898
Mizuho Financial Group Inc.	20,739,336	32,858
FANUC Corp.	194,161	32,502
Mitsui & Co. Ltd.	1,761,020	31,338
NTT DoCoMo Inc.	15,537	28,827
Sony Corp.	1,018,135	28,748
Panasonic Corp.	2,238,252	27,522
Hitachi Ltd.	4,583,044	24,876
Nissan Motor Co. Ltd.	2,522,588	24,271
Nintendo Co. Ltd.	100,559	23,794
Nippon Telegraph & Telephone Corp.	485,077	22,603
Mitsubishi Electric Corp.	1,957,104	21,789
Toshiba Corp.	4,085,786	21,756
Shin-Etsu Chemical Co. Ltd.	416,619	21,674
Mitsubishi Estate Co. Ltd.	1,196,995	20,947
Tokio Marine Holdings Inc.	733,112	20,508
KDDI Corp.	2,952	19,708
Seven & I Holdings Co. Ltd.	763,061	19,203
East Japan Railway Co.	344,356	19,139
Nomura Holdings Inc.	3,578,763	18,282
Kyocera Corp.	164,756	18,178
Japan Tobacco Inc.	4,559	17,718
Astellas Pharma Inc.	450,330	17,200
Inpex Corp.	2,222	17,082
Denso Corp.	492,760	16,491
Nippon Steel Corp.	5,173,073	16,182
JX Holdings Inc.	2,276,372	16,032
Kansai Electric Power Co. Inc.	760,935	16,027
ITOCHU Corp.	1,525,573	15,892
Sumitomo Corp.	1,140,649	15,735
Murata Manufacturing Co. Ltd.	205,488	14,841
Mitsui Fudosan Co. Ltd.	849,235	14,739
Mitsubishi Heavy Industries Ltd.	3,077,383	14,705
FUJIFILM Holdings Corp.	469,472	14,595
Bridgestone Corp.	659,427	14,564
Chubu Electric Power Co. Inc.	657,267	14,402
Kao Corp.	547,564	13,707
Daiichi Sankyo Co. Ltd.	682,932	13,419
Dai-ichi Life Insurance Co. Ltd.	8,112	13,399
Asahi Glass Co. Ltd.	1,022,376	12,980
JFE Holdings Inc.	467,374	12,793
MS&AD Insurance Group Holdings	545,907	12,784
Marubeni Corp.	1,674,104	12,230
Kirin Holdings Co. Ltd.	856,787	12,056
Central Japan Railway Co.	1,527	11,545
Tokyo Gas Co. Ltd.	2,586,767	11,541
Kubota Corp.	1,173,548	11,252
Keyence Corp.	42,021	11,104
Toray Industries Inc.	1,489,568	11,049
Sumitomo Mitsui Trust Holdings Inc.	3,161,313	10,884
Fujitsu Ltd.	1,890,470	10,832
Sumitomo Electric Industries Ltd.	765,509	10,658
Secom Co. Ltd.	213,008	10,566
ORIX Corp.	106,299	10,443
Tokyo Electron Ltd.	174,145	10,082
SMC Corp.	54,771	10,005
Nidec Corp.	110,469	9,656

7

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Terumo Corp.	171,253	9,551
Hoya Corp.	441,729	9,514
Sumitomo Metal Mining Co. Ltd.	531,878	9,497
Sharp Corp.	1,015,077	9,339
Eisai Co. Ltd.	256,005	9,309
NKSJ Holdings Inc.	1,434,583	9,246
Nitto Denko Corp.	167,679	8,980
Asahi Kasei Corp.	1,283,011	8,869
Resona Holdings Inc.	1,868,053	8,857
Mitsubishi Chemical Holdings Corp.	1,300,946	8,809
Sumitomo Chemical Co. Ltd.	1,597,823	8,497
Fast Retailing Co. Ltd.	53,879	8,495
Suzuki Motor Corp.	342,183	8,146
Tokyo Electric Power Co. Inc.	1,470,346	7,885
Daikin Industries Ltd.	238,549	7,598
Ajinomoto Co. Inc.	676,525	7,524
Sumitomo Realty & Development Co. Ltd.	363,152	7,517
Ricoh Co. Ltd.	677,506	7,477
Asahi Breweries Ltd.	393,589	7,394
Aeon Co. Ltd.	610,605	7,357
Daiwa Securities Group Inc.	1,689,452	7,292
Osaka Gas Co. Ltd.	1,975,836	7,291
Sumitomo Metal Industries Ltd.	3,421,577	7,238
Kyushu Electric Power Co. Inc.	385,849	7,134
Aisin Seiki Co. Ltd.	194,924	6,875
T&D Holdings Inc.	277,390	6,850
Rakuten Inc.	7,370	6,843
Nikon Corp.	326,358	6,840
Otsuka Holdings Co. Ltd.	255,400	6,839
Dai Nippon Printing Co. Ltd.	566,050	6,790
Mitsui OSK Lines Ltd.	1,157,692	6,457
Yamato Holdings Co. Ltd.	401,786	6,415
TDK Corp.	124,316	6,414
Tohoku Electric Power Co. Inc.	431,695	6,340
West Japan Railway Co.	1,717	6,261
Kobe Steel Ltd.	2,517,070	6,246
Olympus Corp.	219,177	6,203
Bank of Yokohama Ltd.	1,246,600	6,176
JS Group Corp.	252,969	6,097
Rohm Co. Ltd.	99,020	5,964
Kawasaki Heavy Industries Ltd.	1,433,661	5,925
Daito Trust Construction Co. Ltd.	73,515	5,881
Daiwa House Industry Co. Ltd.	484,470	5,870
Yamada Denki Co. Ltd.	82,997	5,831
Nippon Yusen KK	1,545,253	5,713
Shiseido Co. Ltd.	343,332	5,711
Omron Corp.	205,645	5,656
Sekisui House Ltd.	581,163	5,634
Nippon Building Fund Inc.	554	5,576
Shizuoka Bank Ltd.	610,838	5,566
NEC Corp.	2,630,777	5,549
Toyota Industries Corp.	181,365	5,498
Yahoo Japan Corp.	14,746	5,424
Nippon Electric Glass Co. Ltd.	352,091	5,331
Chugoku Electric Power Co. Inc.	299,996	5,328
JGC Corp.	209,604	5,248
Makita Corp.	113,139	5,202
Isuzu Motors Ltd.	1,198,999	5,142
Odakyu Electric Railway Co. Ltd.	634,085	5,124
Hankyu Hanshin Holdings Inc.	1,155,491	5,119
* Yamaha Motor Co. Ltd.	265,779	5,109
Kuraray Co. Ltd.	348,535	5,077
Unicharm Corp.	125,416	4,968
^ Kintetsu Corp.	1,642,012	4,917

8

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Shionogi & Co. Ltd.	302,799	4,909
Japan Real Estate Investment Corp.	494	4,890
* Mitsubishi Motors Corp.	3,914,479	4,803
Tokyu Corp.	1,148,150	4,750
Chiba Bank Ltd.	770,380	4,561
Teijin Ltd.	951,519	4,560
Dentsu Inc.	168,878	4,491
Shikoku Electric Power Co. Inc.	176,611	4,482
NGK Insulators Ltd.	256,556	4,452
Toppan Printing Co. Ltd.	566,236	4,451
Fuji Heavy Industries Ltd.	596,655	4,441
Ibiden Co. Ltd.	130,270	4,398
Ono Pharmaceutical Co. Ltd.	85,823	4,357
Oriental Land Co. Ltd.	50,598	4,296
Konica Minolta Holdings Inc.	486,532	4,284
NTT Data Corp.	1,285	4,258
NSK Ltd.	449,760	3,991
Tobu Railway Co. Ltd.	1,015,012	3,963
Mitsubishi Materials Corp.	1,131,195	3,927
OJI Paper Co. Ltd.	866,400	3,890
JSR Corp.	182,149	3,832
Chugai Pharmaceutical Co. Ltd.	227,776	3,777
Mitsubishi Tanabe Pharma Corp.	226,392	3,756
Sumitomo Heavy Industries Ltd.	562,726	3,711
Isetan Mitsukoshi Holdings Ltd.	379,189	3,661
Sekisui Chemical Co. Ltd.	436,104	3,659
Brother Industries Ltd.	238,169	3,647
Hokuriku Electric Power Co.	179,241	3,635
Shimano Inc.	67,180	3,606
Toyota Tsusho Corp.	214,553	3,577
TonenGeneral Sekiyu KK	285,700	3,545
Mazda Motor Corp.	1,533,940	3,522
Sega Sammy Holdings Inc.	201,034	3,521
Nippon Express Co. Ltd.	860,288	3,428
Hirose Electric Co. Ltd.	32,578	3,395
IHI Corp.	1,332,805	3,391
Kurita Water Industries Ltd.	114,982	3,368
Hokkaido Electric Power Co. Inc.	184,230	3,340
Keikyu Corp.	473,807	3,308
Sony Financial Holdings Inc.	176,700	3,284
Keio Corp.	583,915	3,280
Fukuoka Financial Group Inc.	786,182	3,267
Nitori Holdings Co. Ltd.	37,666	3,257
Mitsui Chemicals Inc.	887,188	3,251
Taisho Pharmaceutical Co. Ltd.	137,239	3,237
Advantest Corp.	162,309	3,226
Dena Co. Ltd.	84,615	3,176
Daihatsu Motor Co. Ltd.	193,861	3,132
THK Co. Ltd.	121,284	3,118
Electric Power Development Co. Ltd.	117,806	3,091
Mitsubishi Gas Chemical Co. Inc.	393,907	3,086
Ube Industries Ltd.	964,316	3,084
Bank of Kyoto Ltd.	324,812	3,010
MEIJI Holdings Co. Ltd.	70,122	2,995
Lawson Inc.	60,676	2,977
JTEKT Corp.	225,806	2,933
Benesse Holdings Inc.	70,428	2,929
Santen Pharmaceutical Co. Ltd.	75,362	2,915
Amada Co. Ltd.	360,602	2,896
Showa Denko KK	1,429,024	2,852
Sankyo Co. Ltd.	54,780	2,849
Trend Micro Inc.	98,944	2,825
Hisamitsu Pharmaceutical Co. Inc.	67,055	2,798
* Elpida Memory Inc.	186,251	2,791

9

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Obayashi Corp.	656,738	2,770
	Joyo Bank Ltd.	672,983	2,716
	Yakult Honsha Co. Ltd.	97,337	2,704
	Hamamatsu Photonics KK	68,500	2,695
	Yaskawa Electric Corp.	228,507	2,675
	Nippon Sheet Glass Co. Ltd.	907,924	2,674
	Jupiter Telecommunications Co. Ltd.	2,486	2,672
	Idemitsu Kosan Co. Ltd.	22,326	2,640
	Toyo Seikan Kaisha Ltd.	154,362	2,624
	Japan Retail Fund Investment Corp. Class A	1,612	2,606
	Kyowa Hakko Kirin Co. Ltd.	260,735	2,602
	Hachijuni Bank Ltd.	432,370	2,581
	Nippon Meat Packers Inc.	185,574	2,571
	Furukawa Electric Co. Ltd.	645,843	2,566
^	GS Yuasa Corp.	375,002	2,566
	Japan Steel Works Ltd.	317,200	2,562
	Shimizu Corp.	605,133	2,557
	Credit Saison Co. Ltd.	151,140	2,534
	Stanley Electric Co. Ltd.	148,145	2,490
	Denki Kagaku Kogyo KK	484,357	2,488
	Kajima Corp.	866,827	2,486
	Nabtesco Corp.	97,000	2,483
	All Nippon Airways Co. Ltd.	836,075	2,457
	Sojitz Corp.	1,271,322	2,453
	Taisei Corp.	1,044,361	2,447
	Hokuhoku Financial Group Inc.	1,274,317	2,432
	Hitachi Construction Machinery Co. Ltd.	98,740	2,407
	Nisshin Seifun Group Inc.	190,766	2,388
	Mitsubishi UFJ Lease & Finance Co. Ltd.	59,701	2,387
	Sysmex Corp.	67,300	2,357
	Kawasaki Kisen Kaisha Ltd.	702,730	2,357
	FamilyMart Co. Ltd.	64,878	2,355
	Rinnai Corp.	35,464	2,354
	NTN Corp.	489,099	2,349
	Nissin Foods Holdings Co. Ltd.	64,920	2,301
	NGK Spark Plug Co. Ltd.	164,719	2,293
*	Sumco Corp.	117,671	2,270
	Seiko Epson Corp.	130,406	2,269
	TOTO Ltd.	286,262	2,248
	Shimadzu Corp.	257,846	2,240
	Nomura Research Institute Ltd.	103,820	2,232
	Hitachi Metals Ltd.	167,989	2,213
	Asics Corp.	152,367	2,204
	Hiroshima Bank Ltd.	503,445	2,200
^	SBI Holdings Inc.	20,351	2,194
	Kaneka Corp.	299,400	2,185
	Toyo Suisan Kaisha Ltd.	94,502	2,176
	Gunma Bank Ltd.	400,746	2,169
	Hitachi Chemical Co. Ltd.	104,843	2,161
	Ushio Inc.	105,625	2,151
	Miraca Holdings Inc.	56,400	2,147
	Taiyo Nippon Sanso Corp.	264,807	2,139
	Kamigumi Co. Ltd.	248,452	2,128
	J Front Retailing Co. Ltd.	486,287	2,113
	Showa Shell Sekiyu KK	193,215	2,108
	Shimamura Co. Ltd.	22,323	2,102
	Namco Bandai Holdings Inc.	188,636	2,083
	Mitsui Mining & Smelting Co. Ltd.	578,777	2,072
	Iyo Bank Ltd.	247,467	2,070
	Chugoku Bank Ltd.	174,351	2,032
	Nippon Paper Group Inc.	101,097	2,031
	Yamaha Corp.	161,574	2,021
	Tokyu Land Corp.	461,460	1,994
	Nomura Real Estate Office Fund Inc. Class A	275	1,991

10

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Kansai Paint Co. Ltd.	220,336	1,987
Sumitomo Rubber Industries Ltd.	175,355	1,987
Aeon Mall Co. Ltd.	82,580	1,986
Toho Gas Co. Ltd.	423,466	1,983
Tosoh Corp.	511,848	1,980
Cosmo Oil Co. Ltd.	594,594	1,963
Japan Prime Realty Investment Corp.	689	1,959
Nishi-Nippon City Bank Ltd.	689,619	1,953
Yamaguchi Financial Group Inc.	214,421	1,937
Tsumura & Co.	61,787	1,922
Casio Computer Co. Ltd.	241,378	1,919
* Gree Inc.	91,800	1,890
Konami Corp.	94,774	1,889
Minebea Co. Ltd.	341,984	1,851
Takashimaya Co. Ltd.	267,991	1,832
Fuji Electric Co. Ltd.	568,073	1,790
NOK Corp.	104,558	1,787
Mitsui Engineering & Shipbuilding Co. Ltd.	715,648	1,777
Air Water Inc.	146,142	1,767
Daicel Chemical Industries Ltd.	273,860	1,766
Yokogawa Electric Corp.	217,483	1,762
Suruga Bank Ltd.	209,578	1,749
McDonald's Holdings Co. Japan Ltd.	67,701	1,735
USS Co. Ltd.	22,189	1,705
Oracle Corp. Japan	39,013	1,691
Suzuken Co. Ltd.	67,070	1,677
Shinsei Bank Ltd.	1,391,659	1,674
UNY Co. Ltd.	190,400	1,669
Tokuyama Corp.	315,718	1,641
Dowa Holdings Co. Ltd.	249,155	1,634
Daido Steel Co. Ltd.	284,294	1,625
Toho Co. Ltd.	106,126	1,607
Keisei Electric Railway Co. Ltd.	276,050	1,602
77 Bank Ltd.	345,576	1,596
Kikkoman Corp.	158,463	1,573
Yamazaki Baking Co. Ltd.	121,887	1,572
Marui Group Co. Ltd.	226,913	1,568
Chiyoda Corp.	157,000	1,563
Koito Manufacturing Co. Ltd.	97,800	1,538
Dainippon Sumitomo Pharma Co. Ltd.	159,453	1,533
Nomura Real Estate Holdings Inc.	98,185	1,517
Citizen Holdings Co. Ltd.	248,973	1,508
Mizuho Securities Co. Ltd.	582,851	1,483
Nissan Chemical Industries Ltd.	141,160	1,465
Toyoda Gosei Co. Ltd.	66,825	1,460
Hitachi High-Technologies Corp.	69,242	1,457
Sapporo Hokuyo Holdings Inc.	325,795	1,445
Japan Petroleum Exploration Co.	29,444	1,444
NHK Spring Co. Ltd.	149,731	1,424
Tokyo Tatemono Co. Ltd.	393,268	1,422
Nisshin Steel Co. Ltd.	706,099	1,409
Yamato Kogyo Co. Ltd.	42,248	1,394
Alfresa Holdings Corp.	39,121	1,381
Obic Co. Ltd.	7,024	1,303
Mitsubishi Logistics Corp.	116,534	1,289
Mizuho Trust & Banking Co. Ltd.	1,509,498	1,276
Nisshinbo Holdings Inc.	127,834	1,265
Hakuhodo DY Holdings Inc.	24,063	1,260
Mabuchi Motor Co. Ltd.	25,267	1,254
Hino Motors Ltd.	264,344	1,253
MediPal Holdings Corp.	147,053	1,223
Kinden Corp.	137,808	1,175
Maruichi Steel Tube Ltd.	46,720	1,163
Coca-Cola West Co. Ltd.	55,929	1,158

11

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Seven Bank Ltd.	606	1,148
	Tokyo Steel Manufacturing Co. Ltd.	102,799	1,114
	Square Enix Holdings Co. Ltd.	65,125	1,085
	Aeon Credit Service Co. Ltd.	79,187	1,074
	Aozora Bank Ltd.	492,486	1,067
	Itochu Techno-Solutions Corp.	29,773	1,056
	Toyota Boshoku Corp.	66,415	1,035
	Sapporo Holdings Ltd.	253,883	1,020
	Mitsumi Electric Co. Ltd.	78,034	1,001
	Otsuka Corp.	15,832	994
	Senshu Ikeda Holdings Inc.	658,028	983
	Ito En Ltd.	55,246	981
	ABC-Mart Inc.	26,064	977
	NTT Urban Development Corp.	1,142	948
	Shinko Electric Industries Co. Ltd.	70,187	721
	Canon Marketing Japan Inc.	61,810	685
	Matsui Securities Co. Ltd.	128,002	631
	Fuji Media Holdings Inc.	470	628
			2,369,694
Netherlands (2.6%)
	Unilever NV	1,638,865	53,953
*	ING Groep NV	3,853,838	50,771
	Koninklijke Philips Electronics NV	992,075	29,383
	Koninklijke KPN NV	1,582,184	25,104
	Akzo Nobel NV	233,080	18,073
	ASML Holding NV	425,399	17,732
	Koninklijke Ahold NV	1,199,172	16,841
	Heineken NV	260,789	15,604
*	Aegon NV	1,728,359	13,738
	Koninklijke DSM NV	155,162	10,695
	TNT NV	378,662	9,318
	Reed Elsevier NV	691,910	9,027
	Wolters Kluwer NV	300,515	7,002
	Fugro NV	68,905	6,316
	Randstad Holding NV	111,196	6,256
	Heineken Holding NV	116,352	6,139
*	SBM Offshore NV	168,110	4,916
	Corio NV	59,733	4,230
	Koninklijke Boskalis Westminster NV	70,616	3,753
	Koninklijke Vopak NV	71,156	3,409
^	Delta Lloyd NV	74,969	1,972
	ASML Holding NV ADR	8,519	356
*	Aegon NV	860	7
			314,595
New Zealand (0.1%)
	Fletcher Building Ltd.	679,699	5,067
	Telecom Corp. of New Zealand Ltd.	1,935,333	3,394
	Auckland International Airport Ltd.	935,665	1,683
	Sky City Entertainment Group Ltd.	580,858	1,676
	Contact Energy Ltd.	317,395	1,531
			13,351
Norway (0.9%)
	Statoil ASA	1,122,809	32,892
^	DnB NOR ASA	983,254	15,988
	Telenor ASA	834,022	14,408
	Yara International ASA	190,692	11,164
	Seadrill Ltd.	278,767	9,890
^	Norsk Hydro ASA	897,160	7,958
^	Orkla ASA	776,479	7,858
	Subsea 7 SA	284,209	7,486
*,^	Aker Solutions ASA	166,280	4,008
*,^	Renewable Energy Corp. ASA	499,053	1,762
			113,414

12

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
Portugal (0.3%)
	EDP - Energias de Portugal SA	1,916,355	7,829
	Portugal Telecom SGPS SA	586,352	7,176
	Galp Energia SGPS SA Class B	233,634	5,226
	Jeronimo Martins SGPS SA	220,748	3,621
*,^	Banco Comercial Portugues SA	2,996,187	2,390
^	Banco Espirito Santo SA	530,341	2,234
*	EDP Renovaveis SA	223,206	1,719
	Cimpor Cimentos de Portugal SGPS SA	200,510	1,385
*	Brisa Auto-Estradas de Portugal SA	181,283	1,213
			32,793
Singapore (1.7%)
	DBS Group Holdings Ltd.	1,743,014	21,355
	Singapore Telecommunications Ltd.	8,016,744	20,464
	United Overseas Bank Ltd.	1,242,172	19,931
	Oversea-Chinese Banking Corp. Ltd.	2,522,085	19,696
	Keppel Corp. Ltd.	1,418,814	13,817
*	Genting Singapore plc	6,128,278	10,884
	Wilmar International Ltd.	1,930,824	8,321
	CapitaLand Ltd.	2,575,314	7,163
	Noble Group Ltd.	3,828,800	6,995
	Singapore Airlines Ltd.	542,720	6,252
	Singapore Exchange Ltd.	861,263	5,495
	City Developments Ltd.	550,861	5,336
	Fraser and Neave Ltd.	992,729	5,089
	Singapore Press Holdings Ltd.	1,545,749	5,030
*	Hutchison Port Holdings Trust	5,230,486	4,812
	SembCorp Industries Ltd.	992,023	4,383
	Singapore Technologies Engineering Ltd.	1,678,716	4,326
	SembCorp Marine Ltd.	830,386	3,853
	Golden Agri-Resources Ltd.	6,673,260	3,635
	CapitaMall Trust	2,242,404	3,469
	Jardine Cycle & Carriage Ltd.	107,899	3,256
	Olam International Ltd.	1,282,974	3,014
	Ascendas Real Estate Investment Trust	1,769,174	2,938
	Yangzijiang Shipbuilding Holdings Ltd.	1,931,000	2,860
*	Global Logistic Properties Ltd.	1,584,000	2,499
	Keppel Land Ltd.	725,000	2,474
	ComfortDelGro Corp. Ltd.	1,899,863	2,379
	CapitaMalls Asia Ltd.	1,350,000	1,956
	UOL Group Ltd.	467,201	1,850
^	Cosco Corp. Singapore Ltd.	1,006,993	1,833
	StarHub Ltd.	610,055	1,432
	Neptune Orient Lines Ltd.	915,562	1,410
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	296,075	39
			208,246
Spain (3.6%)
	Telefonica SA	4,067,380	109,271
	Banco Santander SA	8,379,513	107,011
	Banco Bilbao Vizcaya Argentaria SA	4,292,221	54,981
	Iberdrola SA	3,807,411	35,308
	Repsol YPF SA	736,977	26,309
	Inditex SA	219,498	19,684
	ACS Actividades de Construccion y Servicios SA	142,480	7,169
	Abertis Infraestructuras SA	297,453	7,046
	Red Electrica Corp. SA	108,890	6,938
	Gas Natural SDG SA	324,624	6,675
	Criteria Caixacorp SA	842,249	6,213
	Ferrovial SA	441,558	6,088
	Banco Popular Espanol SA	902,769	5,408
	Banco de Sabadell SA	1,112,676	4,928
	Enagas SA	179,940	4,449
*	Amadeus IT Holding SA	203,389	4,263
	Iberdrola Renovables SA	847,544	3,879

13

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Mapfre SA	755,360	3,153
	Acciona SA	25,488	2,965
	Grifols SA	138,759	2,747
	Zardoya Otis SA	141,111	2,402
	Bankinter SA	287,069	2,141
*	International Consolidated Airlines Group SA	526,769	2,100
	Indra Sistemas SA	91,155	2,068
	Acerinox SA	100,509	2,019
*	Gestevision Telecinco SA	170,388	1,915
	Telefonica SA ADR	65,067	1,754
^	Fomento de Construcciones y Contratas SA	51,203	1,740
*	International Consolidated Airlines Group SA	431,952	1,719
*,^	Banco de Valencia SA	219,215	886
*,^	Banco de Valencia SA Rights Exp. 05/09/2011	219,245	17
			443,246
Sweden (3.2%)
	Telefonaktiebolaget LM Ericsson Class B	3,029,864	45,974
^	Hennes & Mauritz AB Class B	1,028,679	36,356
	Nordea Bank AB	2,643,626	30,141
	Volvo AB Class B	1,386,664	27,251
^	Sandvik AB	1,014,493	21,507
^	Atlas Copco AB Class A	675,614	19,843
	TeliaSonera AB	2,258,938	18,435
	Svenska Handelsbanken AB Class A	492,366	17,075
	Skandinaviska Enskilda Banken AB Class A	1,419,156	13,642
	Swedbank AB Class A	718,619	13,629
^	SKF AB	392,307	12,386
^	Investor AB Class B	458,285	11,415
^	Atlas Copco AB Class B	392,624	10,407
*,^	Assa Abloy AB Class B	313,994	9,432
	Svenska Cellulosa AB Class B	576,977	8,845
	Skanska AB Class B	401,839	8,639
^	Scania AB Class B	321,983	8,365
	Millicom International Cellular SA	76,524	8,301
^	Swedish Match AB	232,430	8,249
^	Tele2 AB	318,992	8,011
^	Alfa Laval AB	338,715	7,583
	Hexagon AB Class B	254,251	6,606
^	Boliden AB	274,045	6,181
	Electrolux AB Class B	240,314	6,116
	Kinnevik Investment AB Class B	219,210	5,660
^	Getinge AB	202,120	5,377
	Ratos AB	102,429	4,234
	Securitas AB Class B	316,772	3,970
	Modern Times Group AB Class B	50,957	3,909
	Husqvarna AB	418,987	3,296
	SSAB AB Class A	182,424	3,260
	Industrivarden AB	119,344	2,382
	Holmen AB	53,649	1,980
			398,457
Switzerland (8.0%)
	Nestle SA	3,485,944	216,367
	Novartis AG	2,122,862	125,886
	Roche Holding AG	706,815	114,730
*	UBS AG	3,636,450	72,775
	ABB Ltd.	2,204,597	60,881
	Credit Suisse Group AG	1,133,275	51,583
	Zurich Financial Services AG	146,522	41,199
	Cie Financiere Richemont SA	525,173	33,968
	Syngenta AG	95,177	33,660
*	Transocean Ltd.	320,965	23,732
	Holcim Ltd.	246,812	21,505
	Swiss Reinsurance Co. Ltd.	354,318	21,141
	Swatch Group AG (Bearer)	31,031	15,281

14

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	SGS SA	5,511	10,950
	Swisscom AG	23,456	10,766
2	Synthes Inc.	59,727	10,294
	Julius Baer Group Ltd.	207,906	9,729
	Givaudan SA	8,363	9,305
	Geberit AG	39,174	9,166
	Adecco SA	123,783	8,846
	Kuehne & Nagel International AG	54,336	8,689
	Schindler Holding AG (Bearer)	48,713	6,305
*	Actelion Ltd.	102,130	6,017
	Swiss Life Holding AG	30,778	5,620
*	Baloise Holding AG	50,493	5,588
	Sika AG	2,064	5,272
	Sonova Holding AG	46,309	4,679
*	Lindt & Spruengli AG	113	4,208
	Lonza Group AG	47,895	4,119
	GAM Holding AG	208,664	4,113
	Swatch Group AG (Registered)	43,559	3,869
	Aryzta AG	56,282	3,139
*	Lindt & Spruengli AG	902	2,990
	Schindler Holding AG (Registered)	21,513	2,771
	Pargesa Holding SA	26,932	2,770
*,^	Logitech International SA	182,958	2,537
	Straumann Holding AG	7,771	2,033
	Aryzta AG	29,041	1,596
*	UBS AG	24,848	497
			978,576
United Kingdom (21.4%)
	HSBC Holdings plc	17,927,950	195,559
	BP plc	19,049,979	146,444
	Vodafone Group plc	50,359,672	145,582
	GlaxoSmithKline plc	5,266,181	115,041
	Rio Tinto plc	1,469,758	107,243
	Royal Dutch Shell plc Class B	2,732,690	106,316
	BHP Billiton plc	2,231,845	94,364
	British American Tobacco plc	2,024,091	88,448
	BG Group plc	3,431,946	88,379
	Royal Dutch Shell plc Class A	2,002,898	78,017
	AstraZeneca plc	1,433,517	71,129
	Anglo American plc	1,337,936	70,134
	Standard Chartered plc	2,377,142	66,066
	Royal Dutch Shell plc Class A (Amsterdam Shares)	1,564,209	60,424
	Barclays plc	11,730,176	55,766
	Tesco plc	8,137,854	54,865
	Xstrata plc	2,103,655	53,958
	Diageo plc	2,536,728	51,606
	Unilever plc	1,301,382	42,278
*	Lloyds Banking Group plc	41,417,918	41,123
	Imperial Tobacco Group plc	1,031,633	36,389
	National Grid plc	3,541,364	36,335
	SABMiller plc	963,728	36,003
	Reckitt Benckiser Group plc	624,774	34,767
	Prudential plc	2,579,334	33,370
	Centrica plc	5,224,156	28,056
	BT Group plc	7,869,263	25,836
	Tullow Oil plc	901,235	21,624
	Scottish & Southern Energy plc	943,296	21,401
	Aviva plc	2,855,271	21,369
	Rolls-Royce Group plc	1,895,364	20,385
	BAE Systems plc	3,452,088	18,950
	Compass Group plc	1,912,769	18,718
	Shire plc	569,465	17,672
	British Sky Broadcasting Group plc	1,154,435	16,257
	Pearson plc	823,485	15,783

15

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	WPP plc	1,181,058	15,470
	ARM Holdings plc	1,340,304	13,892
	Experian plc	1,023,586	13,813
	Old Mutual plc	5,532,675	12,897
*	Royal Bank of Scotland Group plc	17,637,352	12,293
	Legal & General Group plc	5,951,199	12,241
	Kingfisher plc	2,396,585	11,011
	Reed Elsevier plc	1,232,535	10,920
*	Cairn Energy plc	1,420,066	10,744
	WM Morrison Supermarkets plc	2,157,775	10,646
	Wolseley plc	288,759	10,489
	Marks & Spencer Group plc	1,607,264	10,443
	Land Securities Group plc	778,480	10,233
	Smith & Nephew plc	902,368	9,910
	Burberry Group plc	442,300	9,598
	Antofagasta plc	400,440	9,210
	British Land Co. plc	898,733	9,049
	Smiths Group plc	397,471	8,863
	Standard Life plc	2,319,812	8,791
	International Power plc	1,552,253	8,591
	RSA Insurance Group plc	3,546,830	8,174
*	Randgold Resources Ltd.	92,498	8,043
	Aggreko plc	264,753	7,921
	Capita Group plc	622,931	7,667
	Man Group plc	1,812,524	7,585
	Resolution Ltd.	1,477,336	7,481
	Carnival plc	185,345	7,463
	Vodafone Group plc ADR	255,762	7,448
	United Utilities Group plc	693,261	7,326
	Johnson Matthey plc	218,365	7,315
	J Sainsbury plc	1,233,775	7,187
	Next plc	186,505	6,988
	Weir Group plc	212,874	6,857
	AMEC plc	334,377	6,713
	G4S plc	1,435,399	6,629
	Petrofac Ltd.	261,857	6,620
	Intercontinental Hotels Group plc	291,848	6,407
	Sage Group plc	1,330,685	6,350
	Associated British Foods plc	359,912	6,062
	Severn Trent plc	239,736	6,027
*	Autonomy Corp. plc	220,537	5,952
	Rexam plc	885,520	5,787
	Admiral Group plc	204,081	5,774
	Intertek Group plc	161,123	5,724
	Hammerson plc	713,754	5,611
	Kazakhmys plc	216,206	5,022
	Whitbread plc	178,403	5,016
	Fresnillo plc	181,671	5,007
	ICAP plc	566,491	4,916
*	ITV plc	3,731,015	4,751
	Serco Group plc	498,729	4,717
	Vedanta Resources plc	120,785	4,717
	Invensys plc	819,733	4,667
	3i Group plc	981,107	4,601
	Inmarsat plc	442,773	4,509
	Lonmin plc	163,919	4,490
	Cobham plc	1,170,271	4,470
	Bunzl plc	332,418	4,139
	Segro plc	755,483	4,112
	Eurasian Natural Resources Corp. plc	262,153	4,017
	Investec plc	490,067	3,947
	Babcock International Group plc	364,369	3,903
	Capital Shopping Centres Group plc	565,392	3,842
	Balfour Beatty plc	693,543	3,805

16

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2011

					Market
					Value
				Shares	($000)
	Schroders plc			115,325	3,664
	Home Retail Group plc			826,343	3,050
	Firstgroup plc			488,500	2,654
*	Essar Energy plc			331,772	2,560
	Thomas Cook Group plc			876,097	2,514
	TUI Travel plc			561,441	2,252
	London Stock Exchange Group plc			151,751	2,215
	Cable & Wireless Worldwide plc			2,684,712	2,160
					2,631,589
Total Common Stocks (Cost $9,179,385)					12,171,629

		Coupon

Temporary Cash Investments (4.9%)[1]
Money Market Fund (4.9%)
3,4	Vanguard Market Liquidity Fund	0.179%		597,218,000	597,218

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Fannie Mae Discount Notes	0.140%	6/22/11	750	750
5,6	Freddie Mac Discount Notes	0.200%	6/13/11	1,500	1,500
5,6	Freddie Mac Discount Notes	0.110%	8/10/11	1,000	999
					3,249
Total Temporary Cash Investments (Cost $600,467)					600,467
Total Investments (104.1%) (Cost $9,779,852)					12,772,096
Other Assets and Liabilities—Net (-4.1%)[4]					(504,341)
Net Assets (100%)					12,267,755

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $567,552,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.6% and 4.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of this security represented 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $597,217,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $3,249,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

17

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA2272_062011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2011

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 16, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.